Registration No. 333-79379
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 16                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 181                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT and ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                              Washington D.C. 20001

         Approximate Date of Proposed Public Offering: Continuous

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On May 1, 2007 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2007 TO PROSPECTUSES FOR:



o Income Manager(SM) Accumulator(R) o  Accumulator(R)               o  Accumulator(R) Elite(SM)
o Income Manager(SM) Rollover IRA   o  Accumulator(R) Select(SM)    o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)      o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)           o  Accumulator(R) Express(SM)
--------------------------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2007. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) managing your allocations; (8) disruptive transfer activity; (9) wire transmittals and electronic applications information; (10) certain information about our business day; (11) your contract date and contract date anniversary; (12) legal proceedings; (13) distribution of the contracts; (14) incorporation of certain documents by reference; (15) condensed financial information; and (16) hypothetical illustrations.
(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

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 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
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Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
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Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

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 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
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o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

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 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

                                                                 X01475 - Global

o    elect to receive certain contract statements electronically;

o    change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



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AXA Premier VIP Trust
Portfolio Name(*)             Objective
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AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
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AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
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AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
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AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
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AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
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MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY(1)
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MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk.
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MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.
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MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current
                              income and capital appreciation.
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MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY(5)
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AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
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AXA AGGRESSIVE ALLOCATION     o AXA Equitable
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AXA CONSERVATIVE ALLOCATION   o AXA Equitable
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AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
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AXA MODERATE ALLOCATION       o AXA Equitable
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AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
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MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY(1)                    o ClearBridge Advisors, LLC
                              o Legg Mason Capital Management, Inc.
                              o Marsico Capital Management, LLC
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MULTIMANAGER CORE BOND(2)     o BlackRock Financial Management, Inc.
                              o Pacific Investment Management Company LLC
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MULTIMANAGER HEALTH CARE(3)   o A I M Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
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MULTIMANAGER HIGH YIELD(4)    o Pacific Investment Management Company LLC
                              o Post Advisory Group, LLC
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MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY(5)                    o JPMorgan Investment Management Inc.
                              o Marsico Capital Management, LLC
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AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                             applicable)
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MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY(6)                                                                       o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
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MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH(7)                                                                            o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
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MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE(8)                                                                             o Institutional Capital LLC
                                                                                      o MFS Investment Management
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MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH(9)                                                                            o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
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MULTIMANAGER MID CAP           Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
 VALUE(10)                                                                            o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
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MULTIMANAGER TECHNOLOGY(11)    Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
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EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                             applicable)
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EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
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EQ/ALLIANCEBERNSTEIN GROWTH    Seeks to provide a high total return.                  o AllianceBernstein L.P.
 AND INCOME++
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EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
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EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
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EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
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EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
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EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
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EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.                            o AllianceBernstein L.P.
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EQ/ARIEL APPRECIATION II       Seeks long-term capital appreciation.                  o Ariel Capital Management, LLC
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EQ/BLACKROCK BASIC VALUE       Seeks capital appreciation and secondarily, income.    o BlackRock Investment Management, LLC
 EQUITY(12)
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EQ Advisors Trust
Portfolio Name(*)              Objective
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EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of
 VALUE(13)                    income, accompanied by growth of capital.
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EQ/BOSTON ADVISORS EQUITY     Seeks a combination of growth and income to achieve an
 INCOME                       above-average and consistent total return.
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EQ/CALVERT SOCIALLY           Seeks long-term capital appreciation.
 RESPONSIBLE
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EQ/CAPITAL GUARDIAN GROWTH    Seeks long-term growth of capital.
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EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.
 INTERNATIONAL+
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EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.
 RESEARCH
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EQ/CAPITAL GUARDIAN U.S.      Seeks to achieve long-term growth of capital.
 EQUITY++
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EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.
 YIELD BOND
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EQ/DAVIS NEW YORK VENTURE     Seeks long-term growth of capital.
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EQ/EQUITY 500 INDEX           Seeks a total return before expenses that approximates
                              the total return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a risk level consis-
                              tent with that of the S&P 500 Index.
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EQ/EVERGREEN INTERNATIONAL    Seeks capital growth and current income.
 BOND
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EQ/EVERGREEN OMEGA            Seeks long-term capital growth.
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EQ/FI MID CAP                 Seeks long-term growth of capital.
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EQ/FI MID CAP VALUE+          Seeks long-term capital appreciation.
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EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects
                              for capital appreciation.
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EQ/FRANKLIN SMALL CAP VALUE   Seeks long-term total return.
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EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY(**)        income.
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EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.
 ACQUISITIONS
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EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.
 VALUE
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.
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EQ/JANUS LARGE CAP GROWTH++   Seeks long-term growth of capital.
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EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with mod-
                              erate risk to capital and maintenance of liquidity.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ Advisors Trust             Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
--------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    o BlackRock Investment Management Interna-
 VALUE(13)                      tional Limited
--------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     o Boston Advisors, LLC
 INCOME
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EQ/CALVERT SOCIALLY           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                  o Bridgeway Capital Management, Inc.
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EQ/CAPITAL GUARDIAN GROWTH    o Capital Guardian Trust Company
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EQ/CAPITAL GUARDIAN           o Capital Guardian Trust Company
 INTERNATIONAL+
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EQ/CAPITAL GUARDIAN           o Capital Guardian Trust Company
 RESEARCH
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      o Capital Guardian Trust Company
 EQUITY++
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EQ/CAYWOOD-SCHOLL HIGH        o Caywood-Scholl Capital Management
 YIELD BOND
--------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     o Davis Selected Advisers, L.P.
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    o Evergreen Investment Management
 BOND                           Company, LLC
                              o First International Fund Advisors (dba
                                "Evergreen International")
--------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            o Evergreen Investment Management
                                Company, LLC
--------------------------------------------------------------------------------
EQ/FI MID CAP                 o Fidelity Management & Research Company
--------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+          o Fidelity Management & Research Company
--------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            o Franklin Advisers, Inc.
--------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   o Franklin Advisory Services, LLC
--------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         o AXA Equitable
 FOUNDING STRATEGY(**)
--------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          o GAMCO Asset Management Inc.
 ACQUISITIONS
--------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        o GAMCO Asset Management Inc.
 VALUE
--------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       o MFS Investment Management.
--------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++   o Janus Capital Management LLC
--------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         o JPMorgan Investment Management Inc.
--------------------------------------------------------------------------------

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EQ Advisors Trust
Portfolio Name(*)               Objective
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EQ/JPMORGAN VALUE              Long-term capital appreciation.
 OPPORTUNITIES
----------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.
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EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
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EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without
 INCOME                        excessive fluctuation in market value.
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EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-
 CORE                          able risk.
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EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.
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EQ/MARSICO FOCUS               Seeks long-term growth of capital.
----------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.
 COMPANIES+
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EQ/MFS INVESTORS TRUST+        Seeks long-term growth of capital with a secondary
                               objective to seek reasonable current income. For purposes
                               of this Portfolio, the words "reasonable current income"
                               mean moderate income.
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
----------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
----------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks capital appreciation, which may occasionally be
                               short-term, and secondarily, income.
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks capital appreciation.
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks long-term capital appreciation.
 OPPORTUNITY
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks capital appreciation.
 SMALL CAP
----------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management.
----------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of
                               principal.
----------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            Seeks capital appreciation.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
----------------------------------------------------------------------------------------
EQ/TCW EQUITY++                Seeks to achieve long-term capital appreciation.
----------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            Seeks long-term capital growth.
----------------------------------------------------------------------------------------

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EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              applicable)
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
----------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     o Legg Mason Capital Management, Inc.
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
----------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       o Lord, Abbett & Co. LLC
 CORE
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         o MFS Investment Management
 COMPANIES+
----------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+        o MFS Investment Management
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
----------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
----------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               o Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          o OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 OPPORTUNITY
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 SMALL CAP
----------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company,
                                 LLC
----------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            o Lazard Asset Management LLC
                               o Franklin Advisory Services, LLC
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       o Bear Stearns Asset Management Inc.
                               o Eagle Asset Management, Inc.
                               o Wells Capital Management, Inc.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         o AllianceBernstein L.P.
----------------------------------------------------------------------------------------
EQ/TCW EQUITY++                o TCW Investment Management Company
----------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            o Templeton Global Advisors Limited
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)           Objective
----------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation with income as a secondary consideration.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Capital growth and income.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks long-term capital appreciation.
 MARKETS EQUITY
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Capital growth.
 GROWTH
----------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   Seeks long-term capital appreciation.
 SMALL CAP++
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ Advisors Trust           Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)           applicable)
--------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    o UBS Global Asset Management
                              (Americas) Inc.
--------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      o Morgan Stanley Investment
                              Management Inc.
--------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      o Morgan Stanley Investment
 MARKETS EQUITY               Management Inc.
--------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       o Morgan Stanley Investment
 GROWTH                       Management Inc.
--------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   o Wells Capital Management Inc.
 SMALL CAP++
--------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.



     --------------------------------------------
      FN    Portfolio Name until May 29, 2007
     --------------------------------------------
     (1)    AXA Premier VIP Aggressive Equity
     --------------------------------------------
     (2)    AXA Premier VIP Core Bond
     --------------------------------------------
     (3)    AXA Premier VIP Health Care
     --------------------------------------------
     (4)    AXA Premier VIP High Yield
     --------------------------------------------
     (5)    AXA Premier VIP International Equity
     --------------------------------------------
     (6)    AXA Premier VIP Large Cap Core Equity
     --------------------------------------------
     (7)    AXA Premier VIP Large Cap Growth
     --------------------------------------------
     (8)    AXA Premier VIP Large Cap Value
     --------------------------------------------
     (9)    AXA Premier VIP Mid Cap Growth
     --------------------------------------------
     (10)   AXA Premier VIP Mid Cap Value
     --------------------------------------------
     (11)   AXA Premier VIP Technology
     --------------------------------------------
     (12)   EQ/Mercury Basic Value Equity
     --------------------------------------------
     (13)   EQ/Mercury International Value
     --------------------------------------------



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned merger of this Portfolio.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.


(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(1)                                                                 0.63%      3.15%



This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets

..


----------------------------------------------------------------------------------------------
                                              Manage-                         Other
Portfolio Name                              ment Fees(2)   12b-1 Fees(3)   Expenses (4)
----------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
----------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.10%          0.25%            0.18%
AXA Conservative Allocation                    0.10%          0.25%            0.22%
AXA Conservative-Plus Allocation               0.10%          0.25%            0.18%
AXA Moderate Allocation                        0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation                   0.10%          0.25%            0.17%
Multimanager Aggressive Equity *               0.61%          0.25%            0.19%
Multimanager Core Bond*                        0.59%          0.25%            0.18%
Multimanager Health Care*                      1.20%          0.25%            0.23%
Multimanager High Yield*                       0.58%          0.25%            0.18%
Multimanager International Equity*             1.02%          0.25%            0.26%
Multimanager Large Cap Core Equity*            0.90%          0.25%            0.20%
Multimanager Large Cap Growth*                 0.90%          0.25%            0.22%
Multimanager Large Cap Value*                  0.88%          0.25%            0.22%
Multimanager Mid Cap Growth*                   1.10%          0.25%            0.20%
Multimanager Mid Cap Value*                    1.10%          0.25%            0.21%
Multimanager Technology *                      1.20%          0.25%            0.23%
----------------------------------------------------------------------------------------------

EQ Advisors Trust:
----------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              0.47%          0.25%            0.13%
EQ/AllianceBernstein Growth and Income++       0.56%          0.25%            0.12%
EQ/AllianceBernstein Intermediate Government   0.50%          0.25%            0.14%
Securities
EQ/AllianceBernstein International             0.71%          0.25%            0.20%
EQ/AllianceBernstein Large Cap Growth          0.90%          0.25%            0.11%
EQ/AllianceBernstein Quality Bond              0.50%          0.25%            0.14%
EQ/AllianceBernstein Small Cap Growth          0.74%          0.25%            0.13%
EQ/AllianceBernstein Value                     0.60%          0.25%            0.13%
EQ/Ariel Appreciation II                       0.75%          0.25%            0.51%
EQ/BlackRock Basic Value Equity*               0.55%          0.25%            0.14%
EQ/BlackRock International Value*              0.82%          0.25%            0.21%
EQ/Boston Advisors Equity Income               0.75%          0.25%            0.15%
EQ/Calvert Socially Responsible                0.65%          0.25%            0.25%
EQ/Capital Guardian Growth                     0.65%          0.25%            0.16%
EQ/Capital Guardian International+             0.83%          0.25%            0.21%
EQ/Capital Guardian Research                   0.65%          0.25%            0.13%
EQ/Capital Guardian U.S. Equity++              0.64%          0.25%            0.14%
EQ/Caywood-Scholl High Yield Bond              0.60%          0.25%            0.18%
EQ/Davis New York Venture                      0.85%          0.25%            0.74%
EQ/Equity 500 Index                            0.25%          0.25%            0.13%
EQ/Evergreen International Bond                0.70%          0.25%            0.23%
EQ/Evergreen Omega                             0.65%          0.25%            0.21%
EQ/FI Mid Cap                                  0.68%          0.25%            0.15%
EQ/FI Mid Cap Value+                           0.73%          0.25%            0.13%
EQ/Franklin Income                             0.90%          0.25%            0.38%
EQ/Franklin Small Cap Value                    0.90%          0.25%            2.00%
EQ/Franklin Templeton Founding Strategy**      0.05%          0.25%            0.21%
EQ/GAMCO Mergers and Acquisitions              0.90%          0.25%            0.33%
EQ/GAMCO Small Company Value                   0.78%          0.25%            0.14%
EQ/International Growth                        0.85%          0.25%            0.35%
EQ/Janus Large Cap Growth++                    0.90%          0.25%            0.15%
EQ/JPMorgan Core Bond                          0.44%          0.25%            0.15%
EQ/JPMorgan Value Opportunities                0.60%          0.25%            0.16%
EQ/Legg Mason Value Equity                     0.65%          0.25%            0.22%
EQ/Long Term Bond                              0.43%          0.25%            0.15%
EQ/Lord Abbett Growth and Income               0.65%          0.25%            0.26%
EQ/Lord Abbett Large Cap Core                  0.65%          0.25%            0.41%
EQ/Lord Abbett Mid Cap Value                   0.70%          0.25%            0.18%
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                              Acquired                                      Net Total
                                             Fund Fees      Total Annual    Fee Waivers      Annual
                                                and           Expenses        and/or        Expenses
                                              Expenses        (Before         Expense        (After
                                            (Underlying       Expense       Reimburse-    Expense Limi-
Portfolio Name                             Portfolio)(5)    Limitations)     ments(6)       tations)
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.91%           1.44%           (0.18)%        1.26%
AXA Conservative Allocation                    0.67%           1.24%           (0.22)%        1.02%
AXA Conservative-Plus Allocation               0.72%           1.25%           (0.18)%        1.07%
AXA Moderate Allocation                        0.78%           1.30%           (0.17)%        1.13%
AXA Moderate-Plus Allocation                   0.85%           1.37%           (0.17)%        1.20%
Multimanager Aggressive Equity *                 --            1.05%              --          1.05%
Multimanager Core Bond*                          --            1.02%           (0.07)%        0.95%
Multimanager Health Care*                        --            1.68%            0.00%         1.68%
Multimanager High Yield*                         --            1.01%              --          1.01%
Multimanager International Equity*               --            1.53%            0.00%         1.53%
Multimanager Large Cap Core Equity*              --            1.35%            0.00%         1.35%
Multimanager Large Cap Growth*                   --            1.37%           (0.02)%        1.35%
Multimanager Large Cap Value*                    --            1.35%            0.00%         1.35%
Multimanager Mid Cap Growth*                   0.01%           1.56%            0.00%         1.56%
Multimanager Mid Cap Value*                    0.03%           1.59%            0.00%         1.59%
Multimanager Technology *                        --            1.68%            0.00%         1.68%
-------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                --            0.85%              --          0.85%
EQ/AllianceBernstein Growth and Income++         --            0.93%              --          0.93%
EQ/AllianceBernstein Intermediate Government     --            0.89%              --          0.89%
Securities
EQ/AllianceBernstein International               --            1.16%           (0.06)%        1.10%
EQ/AllianceBernstein Large Cap Growth            --            1.26%           (0.21)%        1.05%
EQ/AllianceBernstein Quality Bond                --            0.89%              --          0.89%
EQ/AllianceBernstein Small Cap Growth            --            1.12%              --          1.12%
EQ/AllianceBernstein Value                       --            0.98%           (0.03)%        0.95%
EQ/Ariel Appreciation II                         --            1.51%           (0.36)%        1.15%
EQ/BlackRock Basic Value Equity*                 --            0.94%            0.00%         0.94%
EQ/BlackRock International Value*                --            1.28%           (0.03)%        1.25%
EQ/Boston Advisors Equity Income                 --            1.15%           (0.10)%        1.05%
EQ/Calvert Socially Responsible                  --            1.15%           (0.10)%        1.05%
EQ/Capital Guardian Growth                       --            1.06%           (0.11)%        0.95%
EQ/Capital Guardian International+               --            1.29%           (0.09)%        1.20%
EQ/Capital Guardian Research                     --            1.03%           (0.08)%        0.95%
EQ/Capital Guardian U.S. Equity++                --            1.03%           (0.08)%        0.95%
EQ/Caywood-Scholl High Yield Bond                --            1.03%           (0.03)%        1.00%
EQ/Davis New York Venture                        --            1.84%           (0.54)%        1.30%
EQ/Equity 500 Index                              --            0.63%              --          0.63%
EQ/Evergreen International Bond                  --            1.18%           (0.03)%        1.15%
EQ/Evergreen Omega                               --            1.11%            0.00%         1.11%
EQ/FI Mid Cap                                    --            1.08%           (0.08)%        1.00%
EQ/FI Mid Cap Value+                             --            1.11%           (0.01)%        1.10%
EQ/Franklin Income                               --            1.53%           (0.23)%        1.30%
EQ/Franklin Small Cap Value                      --            3.15%           (1.85)%        1.30%
EQ/Franklin Templeton Founding Strategy**      1.07%           1.58%           (0.11)%        1.47%
EQ/GAMCO Mergers and Acquisitions                --            1.48%           (0.03)%        1.45%
EQ/GAMCO Small Company Value                     --            1.17%            0.00%         1.17%
EQ/International Growth                          --            1.45%            0.00%         1.45%
EQ/Janus Large Cap Growth++                      --            1.30%           (0.15)%        1.15%
EQ/JPMorgan Core Bond                            --            0.84%            0.00%         0.84%
EQ/JPMorgan Value Opportunities                  --            1.01%           (0.06)%        0.95%
EQ/Legg Mason Value Equity                       --            1.12%           (0.12)%        1.00%
EQ/Long Term Bond                                --            0.83%            0.00%         0.83%
EQ/Lord Abbett Growth and Income                 --            1.16%           (0.16)%        1.00%
EQ/Lord Abbett Large Cap Core                    --            1.31%           (0.31)%        1.00%
EQ/Lord Abbett Mid Cap Value                     --            1.13%           (0.08)%        1.05%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Manage-                       Other
 Portfolio Name                       ment Fees(2)   12b-1 Fees(3)  Expenses (4)
--------------------------------------------------------------------------------
EQ/Marsico Focus                         0.85%          0.25%          0.13%
EQ/MFS Emerging Growth Companies+        0.65%          0.25%          0.15%
EQ/MFS Investors Trust+                  0.60%          0.25%          0.16%
EQ/Money Market                          0.33%          0.25%          0.14%
EQ/Montag & Caldwell Growth              0.75%          0.25%          0.16%
EQ/Mutual Shares                         0.90%          0.25%          0.50%
EQ/Oppenheimer Global                    0.95%          0.25%          1.30%
EQ/Oppenheimer Main Street Opportunity   0.85%          0.25%          1.58%
EQ/Oppenheimer Main Street Small Cap     0.90%          0.25%          1.48%
EQ/PIMCO Real Return                     0.55%          0.25%          0.18%
EQ/Short Duration Bond                   0.43%          0.25%          0.14%
EQ/Small Cap Value+                      0.73%          0.25%          0.15%
EQ/Small Company Growth+                 1.00%          0.25%          0.17%
EQ/Small Company Index                   0.25%          0.25%          0.16%
EQ/TCW Equity++                          0.80%          0.25%          0.16%
EQ/Templeton Growth                      0.95%          0.25%          0.64%
EQ/UBS Growth and Income                 0.75%          0.25%          0.17%
EQ/Van Kampen Comstock                   0.65%          0.25%          0.19%
EQ/Van Kampen Emerging Markets Equity    1.12%          0.25%          0.40%
EQ/Van Kampen Mid Cap Growth             0.70%          0.25%          0.23%
EQ/Wells Fargo Montgomery Small Cap++    0.85%          0.25%          0.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                         Acquired                                      Net Total
                                        Fund Fees      Total Annual    Fee Waivers      Annual
                                           and           Expenses        and/or        Expenses
                                         Expenses        (Before         Expense        (After
                                       (Underlying       Expense       Reimburse-    Expense Limi-
 Portfolio Name                       Portfolio)(5)    Limitations)     ments(6)       tations)
--------------------------------------------------------------------------------------------------
EQ/Marsico Focus                           --            1.23%           (0.08)%        1.15%
EQ/MFS Emerging Growth Companies+          --            1.05%              --          1.05%
EQ/MFS Investors Trust+                    --            1.01%           (0.06)%        0.95%
EQ/Money Market                            --            0.72%              --          0.72%
EQ/Montag & Caldwell Growth                --            1.16%           (0.01)%        1.15%
EQ/Mutual Shares                           --            1.65%           (0.35)%        1.30%
EQ/Oppenheimer Global                    0.01%           2.51%           (1.15)%        1.36%
EQ/Oppenheimer Main Street Opportunity     --            2.68%           (1.38)%        1.30%
EQ/Oppenheimer Main Street Small Cap       --            2.63%           (1.33)%        1.30%
EQ/PIMCO Real Return                       --            0.98%           (0.08)%        0.90%
EQ/Short Duration Bond                     --            0.82%            0.00%         0.82%
EQ/Small Cap Value+                        --            1.13%           (0.03)%        1.10%
EQ/Small Company Growth+                   --            1.42%           (0.12)%        1.30%
EQ/Small Company Index                   0.01%           0.67%            0.00%         0.67%
EQ/TCW Equity++                            --            1.21%           (0.06)%        1.15%
EQ/Templeton Growth                        --            1.84%           (0.49)%        1.35%
EQ/UBS Growth and Income                   --            1.17%           (0.12)%        1.05%
EQ/Van Kampen Comstock                     --            1.09%           (0.09)%        1.00%
EQ/Van Kampen Emerging Markets Equity      --            1.77%            0.00%         1.77%
EQ/Van Kampen Mid Cap Growth               --            1.18%           (0.13)%        1.05%
EQ/Wells Fargo Montgomery Small Cap++      --            1.51%           (0.21)%        1.30%
--------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Investment options" earlier in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned merger of this Portfolio.

Notes:

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(4) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) Each of these variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



     -------------------------------------------------
       Portfolio Name
     -------------------------------------------------
     Multimanager Aggressive Equity       1.03%
     -------------------------------------------------
     Multimanager Health Care             1.63%
     -------------------------------------------------
     Multimanager International Equity    1.52%
     -------------------------------------------------
     Multimanager Large Cap Core Equity   1.33%
     -------------------------------------------------
     Multimanager Large Cap Growth        1.33%
     -------------------------------------------------
     Multimanager Large Cap Value         1.31%
     -------------------------------------------------
     Multimanager Mid Cap Growth          1.52%
     -------------------------------------------------
     Multimanager Mid Cap Value           1.58%
     -------------------------------------------------

     -------------------------------------------------
       Portfolio Name
     -------------------------------------------------
     Multimanager Technology                  1.64%
     -------------------------------------------------
     EQ/AllianceBernstein Common Stock        0.83%
     -------------------------------------------------
     EQ/AllianceBernstein Growth and Income   0.92%
     -------------------------------------------------
     EQ/AllianceBernstein Large Cap Growth    1.03%
     -------------------------------------------------
     EQ/AllianceBernstein Small Cap Growth    1.11%
     -------------------------------------------------
     EQ/AllianceBernstein Value               0.94%
     -------------------------------------------------
     EQ/Ariel Appreciation II                 1.01%
     -------------------------------------------------
     EQ/BlackRock Basic Value Equity          0.93%
     -------------------------------------------------
     EQ/Capital Guardian Growth               0.94%
     -------------------------------------------------
     EQ/Capital Guardian Research             0.94%
     -------------------------------------------------
     EQ/Capital Guardian U.S. Equity          0.94%
     -------------------------------------------------
     EQ/Davis New York Venture                1.27%
     -------------------------------------------------
     EQ/Evergreen Omega                       1.05%
     -------------------------------------------------
     EQ/FI Mid Cap                            0.97%
     -------------------------------------------------
     EQ/FI Mid Cap Value                      1.09%
     -------------------------------------------------
     EQ/GAMCO Mergers and Acquisitions        1.37%
     -------------------------------------------------
     EQ/GAMCO Small Company Value             1.16%
     -------------------------------------------------
     EQ/Janus Large Cap Growth                1.14%
     -------------------------------------------------
     EQ/Legg Mason Value Equity               0.97%
     -------------------------------------------------
     EQ/Lord Abbett Growth and Income         0.99%
     -------------------------------------------------
     EQ/Lord Abbett Large Cap Core            0.99%
     -------------------------------------------------
     EQ/Marsico Focus                         1.14%
     -------------------------------------------------
     EQ/MFS Emerging Growth Companies         1.03%
     -------------------------------------------------
     EQ/MFS Investors Trust                   0.94%
     -------------------------------------------------
     EQ/Montag & Caldwell Growth              1.13%
     -------------------------------------------------
     EQ/Mutual Shares                         1.30%
     -------------------------------------------------
     EQ/Small Cap Value                       1.02%
     -------------------------------------------------
     EQ/UBS Growth and Income                 1.03%
     -------------------------------------------------
     EQ/Van Kampen Comstock                   0.99%
     -------------------------------------------------
     EQ/Van Kampen Emerging Markets Equity    1.75%
     -------------------------------------------------
     EQ/Van Kampen Mid Cap Growth             1.01%
     -------------------------------------------------
     EQ/Wells Fargo Montgomery Small Cap      1.20%
     -------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of 0.01% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------
                                                       If you surrender your contract at the end
                                                             of the applicable time period
                                              ------------------------------------------------------------

              Portfolio Name                    1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,066.00     $ 1,618.00     $ 2,194.00     $ 3,949.00
AXA Conservative Allocation                   $ 1,045.00     $ 1,556.00     $ 2,093.00     $ 3,759.00
AXA Conservative-Plus Allocation              $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
AXA Moderate Allocation                       $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
AXA Moderate-Plus Allocation                  $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Aggressive Equity *              $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
Multimanager Core Bond*                       $ 1,022.00     $ 1,487.00     $ 1,981.00     $ 3,544.00
Multimanager Health Care*                     $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
Multimanager High Yield*                      $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
Multimanager International Equity*            $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
Multimanager Large Cap Core Equity*           $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Large Cap Growth*                $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Large Cap Value*                 $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Mid Cap Growth*                  $ 1,079.00     $ 1,655.00     $ 2,254.00     $ 4,061.00
Multimanager Mid Cap Value*                   $ 1,082.00     $ 1,664.00     $ 2,269.00     $ 4,089.00
Multimanager Technology *                     $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
----------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
EQ/AllianceBernstein Growth and Income++      $ 1,013.00     $ 1,459.00     $ 1,934.00     $ 3,455.00
EQ/AllianceBernstein Intermediate Government
Securities                                    $ 1,009.00     $ 1,447.00     $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein International            $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/AllianceBernstein Large Cap Growth         $ 1,048.00     $ 1,562.00     $ 2,103.00     $ 3,778.00
EQ/AllianceBernstein Quality Bond             $ 1,009.00     $ 1,447.00     $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 1,018.00     $ 1,475.00     $ 1,960.00     $ 3,505.00
EQ/Ariel Appreciation II                      $ 1,074.00     $ 1,639.00     $ 2,229.00     $ 4,015.00
EQ/BlackRock Basic Value Equity*              $ 1,014.00     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/BlackRock International Value*             $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
EQ/Boston Advisors Equity Income              $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Calvert Socially Responsible               $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Capital Guardian Growth                    $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Capital Guardian International+            $ 1,051.00     $ 1,571.00     $ 2,118.00     $ 3,807.00
EQ/Capital Guardian Research                  $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Capital Guardian U.S. Equity++             $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Caywood-Scholl High Yield Bond             $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Davis New York Venture                     $ 1,108.00     $ 1,740.00     $ 2,393.00     $ 4,318.00
EQ/Equity 500 Index                           $   981.00     $ 1,365.00     $ 1,779.00     $ 3,153.00
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                           If you annuitize at the end                 If you do not surrender
                                               of the applicable time period and select a non-life    your contract at the end
                                                contingent period certain annuity option with less     of the applicable time
                                                                 than five years                               period
                                              -----------------------------------------------------------------------------------
                 Portfolio Name               1 year      3 years        5 years        10 years       1 year       3 years
---------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 1,618.00     $ 2,194.00     $ 3,949.00     $ 366.00     $ 1,118.00
AXA Conservative Allocation                     N/A     $ 1,556.00     $ 2,093.00     $ 3,759.00     $ 345.00     $ 1,056.00
AXA Conservative-Plus Allocation                N/A     $ 1,559.00     $ 2,098.00     $ 3,768.00     $ 347.00     $ 1,059.00
AXA Moderate Allocation                         N/A     $ 1,574.00     $ 2,123.00     $ 3,816.00     $ 352.00     $ 1,074.00
AXA Moderate-Plus Allocation                    N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00     $ 359.00     $ 1,096.00
Multimanager Aggressive Equity *                N/A     $ 1,497.00     $ 1,996.00     $ 3,574.00     $ 326.00     $   997.00
Multimanager Core Bond*                         N/A     $ 1,487.00     $ 1,981.00     $ 3,544.00     $ 322.00     $   987.00
Multimanager Health Care*                       N/A     $ 1,691.00     $ 2,314.00     $ 4,172.00     $ 392.00     $ 1,191.00
Multimanager High Yield*                        N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00     $ 321.00     $   984.00
Multimanager International Equity*              N/A     $ 1,645.00     $ 2,239.00     $ 4,033.00     $ 376.00     $ 1,145.00
Multimanager Large Cap Core Equity*             N/A     $ 1,590.00     $ 2,148.00     $ 3,864.00     $ 357.00     $ 1,090.00
Multimanager Large Cap Growth*                  N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00     $ 359.00     $ 1,096.00
Multimanager Large Cap Value*                   N/A     $ 1,590.00     $ 2,148.00     $ 3,864.00     $ 357.00     $ 1,090.00
Multimanager Mid Cap Growth*                    N/A     $ 1,655.00     $ 2,254.00     $ 4,061.00     $ 379.00     $ 1,155.00
Multimanager Mid Cap Value*                     N/A     $ 1,664.00     $ 2,269.00     $ 4,089.00     $ 382.00     $ 1,164.00
Multimanager Technology *                       N/A     $ 1,691.00     $ 2,314.00     $ 4,172.00     $ 392.00     $ 1,191.00
---------------------------------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 1,434.00     $ 1,893.00     $ 3,376.00     $ 304.00     $   934.00
EQ/AllianceBernstein Growth and Income++        N/A     $ 1,459.00     $ 1,934.00     $ 3,455.00     $ 313.00     $   959.00
EQ/AllianceBernstein Intermediate Government
Securities                                      N/A     $ 1,447.00     $ 1,914.00     $ 3,416.00     $ 309.00     $   947.00
EQ/AllianceBernstein International              N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 1,562.00     $ 2,103.00     $ 3,778.00     $ 348.00     $ 1,062.00
EQ/AllianceBernstein Quality Bond               N/A     $ 1,447.00     $ 1,914.00     $ 3,416.00     $ 309.00     $   947.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 1,519.00     $ 2,032.00     $ 3,642.00     $ 333.00     $ 1,019.00
EQ/AllianceBernstein Value                      N/A     $ 1,475.00     $ 1,960.00     $ 3,505.00     $ 318.00     $   975.00
EQ/Ariel Appreciation II                        N/A     $ 1,639.00     $ 2,229.00     $ 4,015.00     $ 374.00     $ 1,139.00
EQ/BlackRock Basic Value Equity*                N/A     $ 1,462.00     $ 1,940.00     $ 3,465.00     $ 314.00     $   962.00
EQ/BlackRock International Value*               N/A     $ 1,568.00     $ 2,113.00     $ 3,797.00     $ 350.00     $ 1,068.00
EQ/Boston Advisors Equity Income                N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00     $ 336.00     $ 1,028.00
EQ/Calvert Socially Responsible                 N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00     $ 336.00     $ 1,028.00
EQ/Capital Guardian Growth                      N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00     $ 327.00     $ 1,000.00
EQ/Capital Guardian International+              N/A     $ 1,571.00     $ 2,118.00     $ 3,807.00     $ 351.00     $ 1,071.00
EQ/Capital Guardian Research                    N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Capital Guardian U.S. Equity++               N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Davis New York Venture                       N/A     $ 1,740.00     $ 2,393.00     $ 4,318.00     $ 408.00     $ 1,240.00
EQ/Equity 500 Index                             N/A     $ 1,365.00     $ 1,779.00     $ 3,153.00     $ 281.00     $   865.00
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                               If you do not surrender your
                                                   contract at the end
                                              of the applicable time period
                                              -----------------------------
                 Portfolio Name                 5 years        10 years
---------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,894.00     $ 3,949.00
AXA Conservative Allocation                   $ 1,793.00     $ 3,759.00
AXA Conservative-Plus Allocation              $ 1,798.00     $ 3,768.00
AXA Moderate Allocation                       $ 1,823.00     $ 3,816.00
AXA Moderate-Plus Allocation                  $ 1,858.00     $ 3,883.00
Multimanager Aggressive Equity *              $ 1,696.00     $ 3,574.00
Multimanager Core Bond*                       $ 1,681.00     $ 3,544.00
Multimanager Health Care*                     $ 2,014.00     $ 4,172.00
Multimanager High Yield*                      $ 1,675.00     $ 3,535.00
Multimanager International Equity*            $ 1,939.00     $ 4,033.00
Multimanager Large Cap Core Equity*           $ 1,848.00     $ 3,864.00
Multimanager Large Cap Growth*                $ 1,858.00     $ 3,883.00
Multimanager Large Cap Value*                 $ 1,848.00     $ 3,864.00
Multimanager Mid Cap Growth*                  $ 1,954.00     $ 4,061.00
Multimanager Mid Cap Value*                   $ 1,969.00     $ 4,089.00
Multimanager Technology *                     $ 2,014.00     $ 4,172.00
---------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,593.00     $ 3,376.00
EQ/AllianceBernstein Growth and Income++      $ 1,634.00     $ 3,455.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,614.00     $ 3,416.00
EQ/AllianceBernstein International            $ 1,752.00     $ 3,681.00
EQ/AllianceBernstein Large Cap Growth         $ 1,803.00     $ 3,778.00
EQ/AllianceBernstein Quality Bond             $ 1,614.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 1,732.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 1,660.00     $ 3,505.00
EQ/Ariel Appreciation II                      $ 1,929.00     $ 4,015.00
EQ/BlackRock Basic Value Equity*              $ 1,640.00     $ 3,465.00
EQ/BlackRock International Value*             $ 1,813.00     $ 3,797.00
EQ/Boston Advisors Equity Income              $ 1,747.00     $ 3,672.00
EQ/Calvert Socially Responsible               $ 1,747.00     $ 3,672.00
EQ/Capital Guardian Growth                    $ 1,701.00     $ 3,584.00
EQ/Capital Guardian International+            $ 1,818.00     $ 3,807.00
EQ/Capital Guardian Research                  $ 1,686.00     $ 3,554.00
EQ/Capital Guardian U.S. Equity++             $ 1,686.00     $ 3,554.00
EQ/Caywood-Scholl High Yield Bond             $ 1,686.00     $ 3,554.00
EQ/Davis New York Venture                     $ 2,093.00     $ 4,318.00
EQ/Equity 500 Index                           $ 1,479.00     $ 3,153.00
---------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end
                                                           of the applicable time period
                                            ------------------------------------------------------------
                Portfolio Name                1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond             $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Evergreen Omega                          $ 1,032.00     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/FI Mid Cap                               $ 1,029.00     $ 1,506.00     $ 2,011.00     $ 3,603.00
EQ/FI Mid Cap Value+                        $ 1,032.00     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/Franklin Income                          $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
EQ/Franklin Small Cap Value                 $ 1,246.00     $ 2,136.00     $ 3,022.00     $ 5,425.00
EQ/Franklin Templeton Founding Strategy**   $ 1,081.00     $ 1,661.00     $ 2,264.00     $ 4,080.00
EQ/GAMCO Mergers and Acquisitions           $ 1,071.00     $ 1,630.00     $ 2,214.00     $ 3,987.00
EQ/GAMCO Small Company Value                $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
EQ/International Growth                     $ 1,068.00     $ 1,621.00     $ 2,199.00     $ 3,958.00
EQ/Janus Large Cap Growth++                 $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
EQ/JPMorgan Core Bond                       $ 1,003.00     $ 1,431.00     $ 1,888.00     $ 3,366.00
EQ/JPMorgan Value Opportunities             $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Legg Mason Value Equity                  $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
EQ/Long Term Bond                           $ 1,002.00     $ 1,428.00     $ 1,883.00     $ 3,356.00
EQ/Lord Abbett Growth and Income            $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Lord Abbett Large Cap Core               $ 1,053.00     $ 1,577.00     $ 2,128.00     $ 3,826.00
EQ/Lord Abbett Mid Cap Value                $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Marsico Focus                            $ 1,044.00     $ 1,553.00     $ 2,088.00     $ 3,749.00
EQ/MFS Emerging Growth Companies+           $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/MFS Investors Trust+                     $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Money Market                             $   991.00     $ 1,394.00     $ 1,826.00     $ 3,245.00
EQ/Montag & Caldwell Growth                 $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Mutual Shares                            $ 1,089.00     $ 1,682.00     $ 2,299.00     $ 4,145.00
EQ/Oppenheimer Global                       $ 1,179.00     $ 1,944.00     $ 2,719.00     $ 4,903.00
EQ/Oppenheimer Main Street Opportunity      $ 1,197.00     $ 1,995.00     $ 2,801.00     $ 5,045.00
EQ/Oppenheimer Main Street Small Cap        $ 1,191.00     $ 1,980.00     $ 2,777.00     $ 5,004.00
EQ/PIMCO Real Return                        $ 1,018.00     $ 1,475.00     $ 1,960.00     $ 3,505.00
EQ/Short Duration Bond                      $ 1,001.00     $ 1,425.00     $ 1,878.00     $ 3,346.00
EQ/Small Cap Value+                         $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Small Company Growth+                    $ 1,064.00     $ 1,611.00     $ 2,184.00     $ 3,930.00
EQ/Small Company Index                      $   986.00     $ 1,378.00     $ 1,800.00     $ 3,194.00
EQ/TCW Equity++                             $ 1,042.00     $ 1,546.00     $ 2,078.00     $ 3,730.00
EQ/Templeton Growth                         $ 1,108.00     $ 1,740.00     $ 2,393.00     $ 4,318.00
EQ/UBS Growth and Income                    $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
EQ/Van Kampen Comstock                      $ 1,030.00     $ 1,509.00     $ 2,016.00     $ 3,613.00
EQ/Van Kampen Emerging Markets Equity       $ 1,101.00     $ 1,719.00     $ 2,358.00     $ 4,255.00
EQ/Van Kampen Mid Cap Growth                $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,074.00     $ 1,639.00     $ 2,229.00     $ 4,015.00
--------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                         If you annuitize at the end                 If you do not surrender
                                             of the applicable time period and select a non-life    your contract at the end
                                              contingent period certain annuity option with less     of the applicable time
                                                               than five years                               period
                                            -----------------------------------------------------------------------------------
                Portfolio Name              1 year      3 years        5 years        10 years      1 year       3 years
-------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond               N/A     $ 1,537.00     $ 2,062.00     $ 3,701.00     $ 339.00     $ 1,037.00
EQ/Evergreen Omega                            N/A     $ 1,515.00     $ 2,027.00     $ 3,633.00     $ 332.00     $ 1,015.00
EQ/FI Mid Cap                                 N/A     $ 1,506.00     $ 2,011.00     $ 3,603.00     $ 329.00     $ 1,006.00
EQ/FI Mid Cap Value+                          N/A     $ 1,515.00     $ 2,027.00     $ 3,633.00     $ 332.00     $ 1,015.00
EQ/Franklin Income                            N/A     $ 1,645.00     $ 2,239.00     $ 4,033.00     $ 376.00     $ 1,145.00
EQ/Franklin Small Cap Value                   N/A     $ 2,136.00     $ 3,022.00     $ 5,425.00     $ 546.00     $ 1,636.00
EQ/Franklin Templeton Founding Strategy**     N/A     $ 1,661.00     $ 2,264.00     $ 4,080.00     $ 381.00     $ 1,161.00
EQ/GAMCO Mergers and Acquisitions             N/A     $ 1,630.00     $ 2,214.00     $ 3,987.00     $ 371.00     $ 1,130.00
EQ/GAMCO Small Company Value                  N/A     $ 1,534.00     $ 2,057.00     $ 3,691.00     $ 338.00     $ 1,034.00
EQ/International Growth                       N/A     $ 1,621.00     $ 2,199.00     $ 3,958.00     $ 368.00     $ 1,121.00
EQ/Janus Large Cap Growth++                   N/A     $ 1,574.00     $ 2,123.00     $ 3,816.00     $ 352.00     $ 1,074.00
EQ/JPMorgan Core Bond                         N/A     $ 1,431.00     $ 1,888.00     $ 3,366.00     $ 303.00     $   931.00
EQ/JPMorgan Value Opportunities               N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00     $ 321.00     $   984.00
EQ/Legg Mason Value Equity                    N/A     $ 1,519.00     $ 2,032.00     $ 3,642.00     $ 333.00     $ 1,019.00
EQ/Long Term Bond                             N/A     $ 1,428.00     $ 1,883.00     $ 3,356.00     $ 302.00     $   928.00
EQ/Lord Abbett Growth and Income              N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/Lord Abbett Large Cap Core                 N/A     $ 1,577.00     $ 2,128.00     $ 3,826.00     $ 353.00     $ 1,077.00
EQ/Lord Abbett Mid Cap Value                  N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00     $ 334.00     $ 1,022.00
EQ/Marsico Focus                              N/A     $ 1,553.00     $ 2,088.00     $ 3,749.00     $ 344.00     $ 1,053.00
EQ/MFS Emerging Growth Companies+             N/A     $ 1,497.00     $ 1,996.00     $ 3,574.00     $ 326.00     $   997.00
EQ/MFS Investors Trust+                       N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00     $ 321.00     $   984.00
EQ/Money Market                               N/A     $ 1,394.00     $ 1,826.00     $ 3,245.00     $ 291.00     $   894.00
EQ/Montag & Caldwell Growth                   N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/Mutual Shares                              N/A     $ 1,682.00     $ 2,299.00     $ 4,145.00     $ 389.00     $ 1,182.00
EQ/Oppenheimer Global                         N/A     $ 1,944.00     $ 2,719.00     $ 4,903.00     $ 479.00     $ 1,444.00
EQ/Oppenheimer Main Street Opportunity        N/A     $ 1,995.00     $ 2,801.00     $ 5,045.00     $ 497.00     $ 1,495.00
EQ/Oppenheimer Main Street Small Cap          N/A     $ 1,980.00     $ 2,777.00     $ 5,004.00     $ 491.00     $ 1,480.00
EQ/PIMCO Real Return                          N/A     $ 1,475.00     $ 1,960.00     $ 3,505.00     $ 318.00     $   975.00
EQ/Short Duration Bond                        N/A     $ 1,425.00     $ 1,878.00     $ 3,346.00     $ 301.00     $   925.00
EQ/Small Cap Value+                           N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00     $ 334.00     $ 1,022.00
EQ/Small Company Growth+                      N/A     $ 1,611.00     $ 2,184.00     $ 3,930.00     $ 364.00     $ 1,111.00
EQ/Small Company Index                        N/A     $ 1,378.00     $ 1,800.00     $ 3,194.00     $ 286.00     $   878.00
EQ/TCW Equity++                               N/A     $ 1,546.00     $ 2,078.00     $ 3,730.00     $ 342.00     $ 1,046.00
EQ/Templeton Growth                           N/A     $ 1,740.00     $ 2,393.00     $ 4,318.00     $ 408.00     $ 1,240.00
EQ/UBS Growth and Income                      N/A     $ 1,534.00     $ 2,057.00     $ 3,691.00     $ 338.00     $ 1,034.00
EQ/Van Kampen Comstock                        N/A     $ 1,509.00     $ 2,016.00     $ 3,613.00     $ 330.00     $ 1,009.00
EQ/Van Kampen Emerging Markets Equity         N/A     $ 1,719.00     $ 2,358.00     $ 4,255.00     $ 401.00     $ 1,219.00
EQ/Van Kampen Mid Cap Growth                  N/A     $ 1,537.00     $ 2,062.00     $ 3,701.00     $ 339.00     $ 1,037.00
EQ/Wells Fargo Montgomery Small Cap++         N/A     $ 1,639.00     $ 2,229.00     $ 4,015.00     $ 374.00     $ 1,139.00
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
                                             If you do not surrender your
                                                  contract at the end
                                            of the applicable time period
                                            ------------------------------
                Portfolio Name               5 years        10 years
--------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------
EQ/Evergreen International Bond             $ 1,762.00     $ 3,701.00
EQ/Evergreen Omega                          $ 1,727.00     $ 3,633.00
EQ/FI Mid Cap                               $ 1,711.00     $ 3,603.00
EQ/FI Mid Cap Value+                        $ 1,727.00     $ 3,633.00
EQ/Franklin Income                          $ 1,939.00     $ 4,033.00
EQ/Franklin Small Cap Value                 $ 2,722.00     $ 5,425.00
EQ/Franklin Templeton Founding Strategy**   $ 1,964.00     $ 4,080.00
EQ/GAMCO Mergers and Acquisitions           $ 1,914.00     $ 3,987.00
EQ/GAMCO Small Company Value                $ 1,757.00     $ 3,691.00
EQ/International Growth                     $ 1,899.00     $ 3,958.00
EQ/Janus Large Cap Growth++                 $ 1,823.00     $ 3,816.00
EQ/JPMorgan Core Bond                       $ 1,588.00     $ 3,366.00
EQ/JPMorgan Value Opportunities             $ 1,675.00     $ 3,535.00
EQ/Legg Mason Value Equity                  $ 1,732.00     $ 3,642.00
EQ/Long Term Bond                           $ 1,583.00     $ 3,356.00
EQ/Lord Abbett Growth and Income            $ 1,752.00     $ 3,681.00
EQ/Lord Abbett Large Cap Core               $ 1,828.00     $ 3,826.00
EQ/Lord Abbett Mid Cap Value                $ 1,737.00     $ 3,652.00
EQ/Marsico Focus                            $ 1,788.00     $ 3,749.00
EQ/MFS Emerging Growth Companies+           $ 1,696.00     $ 3,574.00
EQ/MFS Investors Trust+                     $ 1,675.00     $ 3,535.00
EQ/Money Market                             $ 1,526.00     $ 3,245.00
EQ/Montag & Caldwell Growth                 $ 1,752.00     $ 3,681.00
EQ/Mutual Shares                            $ 1,999.00     $ 4,145.00
EQ/Oppenheimer Global                       $ 2,419.00     $ 4,903.00
EQ/Oppenheimer Main Street Opportunity      $ 2,501.00     $ 5,045.00
EQ/Oppenheimer Main Street Small Cap        $ 2,477.00     $ 5,004.00
EQ/PIMCO Real Return                        $ 1,660.00     $ 3,505.00
EQ/Short Duration Bond                      $ 1,578.00     $ 3,346.00
EQ/Small Cap Value+                         $ 1,737.00     $ 3,652.00
EQ/Small Company Growth+                    $ 1,884.00     $ 3,930.00
EQ/Small Company Index                      $ 1,500.00     $ 3,194.00
EQ/TCW Equity++                             $ 1,778.00     $ 3,730.00
EQ/Templeton Growth                         $ 2,093.00     $ 4,318.00
EQ/UBS Growth and Income                    $ 1,757.00     $ 3,691.00
EQ/Van Kampen Comstock                      $ 1,716.00     $ 3,613.00
EQ/Van Kampen Emerging Markets Equity       $ 2,058.00     $ 4,255.00
EQ/Van Kampen Mid Cap Growth                $ 1,762.00     $ 3,701.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,929.00     $ 4,015.00



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Investment options" earlier in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval. **

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned merger of this Portfolio.

For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Prospectus.

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond joins EQ/Money Market, EQ/AllianceBernstein Intermediate Government Securities, and the Fixed Maturity Options (FMOs) as investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or, as provided by your Accumulator(R) Series contract, 6%. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.


(5) TAX INFORMATION

HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $4,000 for the calendar year 2007 and $5,000 for the calendar year 2008.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan or 403(b) arrangement which permits designated Roth elective deferral contributions to be made.

o Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

o Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


REQUIRED MINIMUM DISTRIBUTIONS

Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from qualified plans and TSAs funded by annuity contracts and from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.

(6) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(7) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(8) DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.


If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example if your contract date is May 1, your contract date anniversary is April 30.

(12) LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


(13) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.

(14) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.

(15) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2006. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.24     $ 11.36
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        263         109
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.98     $ 10.44
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        251         226
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.43     $ 10.63
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        206         114
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 54.74     $ 50.07
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        613         703
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 51.94     $ 47.62
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        843         971
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.71     $ 11.23
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,295         728
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.84     $ 61.29
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        227         270
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.23     $ 59.89
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        197         234
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.62     $ 11.33
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        416         490
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.21     $ 11.75
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        206         216
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 34.71     $ 31.86
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         93         110
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 33.83     $ 31.13
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        378         449
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.11     $ 13.81
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        315         260
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.46     $ 11.09
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         82         131
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.73     $  9.84
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        252         270
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.50     $ 12.30
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        302         296
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.04     $ 10.19
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        284         324
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.64          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         64          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.31          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         98          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.41          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         54          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 48.21     $ 44.75     $ 37.91
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        778         909       1,013
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 45.97     $ 42.78     $ 36.32
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,106       1,263       1,386
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.16     $ 51.45     $ 37.75
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        320         387         453
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.99     $ 50.53     $ 37.17
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        272         297         327
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.26     $ 10.97     $ 10.69
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        551         570         493
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11     $ 10.02     $  7.91
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        231         234         160
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.20     $ 28.97     $ 23.85
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        132         131          93
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.56     $ 28.44     $ 23.48
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        548         583         592
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.11     $ 10.39     $  7.82
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        243         212         129
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.52     $  9.70     $  7.66
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        131         133          88
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.26     $  8.78     $  6.80
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        281         251         164
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.61     $ 10.27     $  7.92
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        259         232         205
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.51     $  8.61     $  6.21
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        333         384         214
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 43.83          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        387          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 42.10          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        736          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 53.56     $ 72.23     $ 84.11
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        576         705         854
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.87     $ 71.48     $ 83.44
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        399         478         561
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.80     $ 24.85     $ 27.52
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        104          71          99
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.47     $ 24.59     $ 27.30
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        707         796       1,064
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending
                                                                                                  December 31,
                                                                                               1998        1997
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.60     $ 72.23
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,101       1,261
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.21     $ 72.00
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        680         369
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.81     $ 30.73
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        173          98
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.65     $ 30.63
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,451         505
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.06    $  12.40
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        325         332
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.71    $  10.09
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        316         382
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 291.81    $ 266.03
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        266         322
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 284.40    $ 259.92
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        380         458
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  36.23    $  30.84
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,156       1,397
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  35.36    $  30.18
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,543       1,868
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.04    $  19.61
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        238         293
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.56    $  19.19
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        469         563
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.35    $  15.81
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,130       1,271
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.87    $  15.45
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,145       1,246
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.10    $   7.22
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        995       1,173
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.83    $  16.40
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        227         287
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.53    $  17.56
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        974         365
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.96    $  17.20
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        304       1,163
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.28    $  15.23
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,987       2,290
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.39    $  10.37
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          8           2
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.89    $   6.01
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        380         367
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.18    $   8.82
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          6          12
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69    $  10.26   $   7.38
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        447         402        250
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.18    $   8.84   $   5.67
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        537         207         44
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 257.37    $ 227.59   $ 153.56
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        407         498        560
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 252.09    $ 223.47   $ 151.16
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        552         639        698
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.50    $  26.48   $  20.49
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,692       2,039      2,361
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.94    $  26.04   $  20.20
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,261       2,666      3,020
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.55    $  19.35   $  19.12
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        354         460      1,043
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.17    $  19.03   $  18.85
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        766         998      1,296
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.84    $  11.82   $   8.83
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,509       1,843      1,978
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.56    $  11.61   $   8.69
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,359       1,568      1,624
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.36    $   5.93   $   4.87
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,269       1,663      1,968
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.26    $  15.86   $  15.49
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        275         292        240
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.89    $  14.06   $  10.07
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        358         402        428
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.60    $  13.85   $   9.94
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,361       1,510      1,604
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.61    $  13.03   $  10.24
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,543       2,775      2,810
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.73          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         50          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.21    $   8.01   $   6.34
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         19          10          3
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                                2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 232.44     $ 262.80     $ 309.23
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         748          893          993
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 229.38     $ 260.00     $ 306.70
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         875          988        1,066
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  26.26     $  26.92     $  24.99
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,922        3,126        3,318
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  25.96     $  26.67     $  24.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       3,602        3,709        3,857
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.76     $  16.62     $  15.40
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         641          360          451
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.56     $  16.46     $  15.30
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,054          735          871
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.91     $  13.00     $  17.08
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         816          941          855
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.77     $  12.89     $  16.97
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         390          438          414
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.16     $   9.53     $  11.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,839        3,046        1,792
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.57     $  16.95     $  15.04
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         497          487          192
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.41     $  16.81     $  14.96
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,800        1,985        1,762
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.00           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,882           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.72           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
                                                                                                1998         1997
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 249.88     $ 195.37
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,079        1,114
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 248.45     $ 194.74
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,101          519
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  21.30     $  17.83
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       3,481        3,433
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  21.22     $  17.80
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       3,845        1,829
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.55     $  14.60
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         524          413
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.49     $  14.58
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,079          345
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.54     $  11.48
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,001        1,151
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.49     $  11.46
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         438          285
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.90     $  12.57
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         314          208
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.86     $  12.55
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,306        1,084
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.37     $ 12.60
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         38          28
--------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.75     $ 12.51
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        238         233
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.28     $ 11.99
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,048       1,232
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.78     $ 11.76
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        505         591
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.11     $ 10.41
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         57          25
--------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.85          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         19          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.76     $ 27.04
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        624         717
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.97     $  9.75
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         55           5
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.07     $  8.66
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        121         149
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.03     $ 11.81
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        620         750
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.90     $ 16.10
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,559       1,833
--------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             78          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.83          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.67     $ 10.52
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        198         132
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.54     $ 24.30
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         94          71
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.30     $ 11.51
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         42          12
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.44     $  6.45
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        185         185
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.59     $ 14.19
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        630         688
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.12     $ 11.62    $  9.48
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         15          14         11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.81     $  9.62    $  7.34
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        209         144         56
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.44     $ 10.43    $  8.02
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,468       1,625      1,727
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.22     $ 10.39    $  7.70
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        543         562        346
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.20     $ 24.04    $ 19.03
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        858         994      1,017
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.43     $  7.97    $  5.83
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        225         198         84
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.24     $  9.80    $  6.90
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        697         677        427
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.63     $ 12.56    $  9.53
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,058       2,302      2,470
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.56          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         20          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.08     $  5.48    $  4.41
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        188         187        253
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.04     $ 13.64    $ 13.35
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        621         618        623
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.78     $ 11.13     $ 10.63
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         80          57          20
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.21     $ 10.54     $ 10.29
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         98          39           8
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.80     $ 28.57     $ 32.04
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,094       1,206          11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.76     $  9.47     $ 10.84
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         52          59          44
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.56     $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        292          43          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.31     $ 11.00     $ 10.58
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,317       1,758       2,259
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.40     $  8.40          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        295          78          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                               1998        1997
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.99     $ 21.38
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         14           5
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.52     $ 11.82
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,984       2,096
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.39     $ 13.77
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        654         747
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.24     $ 10.65
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         54           7
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.08     $ 10.01
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         47          69
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.30     $ 10.61
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         56          18
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.78     $ 10.58
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,017           8
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.41     $ 11.16
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        167         199
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.61     $ 15.37
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        770         736
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.66     $ 20.63
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,201       1,488
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.35     $ 18.80
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        795         814
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.39     $ 14.44
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,056       1,226
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.75     $  9.63
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         85         103
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.96     $ 30.59
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        433         238
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.67     $ 29.98
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        262         400
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.99     $  4.68
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         50          54
-------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.72          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         21          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.10          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          9          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.94          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          6          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          1          --
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.40     $ 12.23    $  9.76
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        946       1,120      1,280
-----------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.05     $ 12.86    $  9.92
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        693         778        439
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 20.27     $ 18.55    $ 14.30
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,843       2,009      2,129
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.16     $ 14.27    $ 11.27
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        779         839        956
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.40     $ 12.04    $  9.42
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,570       1,952      2,239
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.09     $  8.25    $  6.84
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         98         107         99
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.08     $ 30.12    $ 30.22
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        344         444        863
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.55     $ 29.66    $ 29.84
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        566         711      1,022
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.49          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.19     $ 13.24     $ 12.54
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,543       1,692       2,198
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.35          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         29          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.36     $ 16.64     $ 15.06
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,223       1,946       2,162
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.51     $ 22.25     $ 27.74
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      3,104       3,748       3,430
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.76     $ 10.55     $ 10.75
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         84          75          73
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.12     $ 29.34     $ 27.94
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        954         817       1,201
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.82     $ 29.13     $ 27.80
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        965         851       1,548
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                 December 31,
                                                                                               1998        1997
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.86     $ 11.53
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,347       1,230
--------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.81     $ 11.61
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,127         849
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.16     $ 12.15
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,619         982
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.92     $ 25.85
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        839         928
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.85     $ 25.85
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,193         794
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                               2006       2005       2004
----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.87    $  9.95          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       195        161          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.27    $  9.99          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        83         47          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 20.03    $ 17.45     $ 16.86
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       399        485         526
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.94    $  8.20     $  7.72
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       101         70          13
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 17.46    $ 15.00     $ 14.56
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       341        383         499
----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 17.14    $ 18.06     $ 17.57
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        15         12          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.76         --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        20         --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.35    $  5.63     $  5.23
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       146        117          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.96    $ 10.44          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       157        129          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 19.21    $ 14.18     $ 10.80
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                     1,021      1,010         876
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.38    $ 12.39          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        48         30          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.33    $ 11.92     $ 11.36
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        47          3           1
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.57     $ 10.73          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        495         384          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.51     $  8.68     $ 11.10
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        427         297         320
----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.84     $  5.73     $  6.16
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        859         894         812
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.01     $ 11.52     $ 9.66
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        303         334        244
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.57     $ 11.09     $ 5.73
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        908         795        567
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                            December
                                                                                               31,
                                                                                              1997
-------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 7.95
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       282
-------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                 2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.43     $ 12.45     $ 11.72     $ 10.66
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          10          13          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,109       1,519         656          32          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.31     $ 10.82     $ 10.74     $ 10.30          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           6           5          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,800       1,000         281           1          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.96     $ 11.19     $ 11.02     $ 10.41          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13                      --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,022       2,176         414          84          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  46.21     $ 42.61     $ 41.36     $ 38.70     $ 33.05
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          32          33           8           9          13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,325       1,725         893         383          86
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.82     $ 12.28     $ 11.71     $ 10.66          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           4          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,705       6,917       2,788          46          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  55.37     $ 53.59     $ 50.38     $ 45.72     $ 33.82
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2           2
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47          25          28          10           4
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.30     $ 11.08     $ 11.07     $ 10.84     $ 10.63
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           8          11          19          23
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,030       1,611       1,424       1,202         628
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.87     $ 11.49     $ 10.93     $  9.91     $  7.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          10          11           7
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         400         338         284         143          57
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  30.26     $ 28.00     $ 27.64     $ 25.87     $ 21.48
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          13          14          20          21
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         758         755         771         557         125
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.64     $ 13.51     $ 11.90     $ 10.27     $  7.78
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           1          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,030         783         806         360         135
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.11     $ 10.85     $ 10.34     $  9.59     $  7.61
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           3           3           3
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         453         353         272         238         104
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.47     $  9.62     $  9.10     $  8.68     $  6.76
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          23          26          27          27          21
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,014         980         876         792         408
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.10    $  12.02    $  11.42    $  10.15   $   7.88
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41          44          45          45         36
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,363       1,238       1,242         726        316
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.74    $   9.96    $   9.35    $   8.52   $   6.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4           6           8          8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,035       1,075       1,055         731        292
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.68    $  12.13    $  11.49    $  10.15   $   7.34
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          29          30         23
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        1010         876       1,011         560        206
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.41    $   9.87    $   9.02    $   8.74   $   5.64
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          15          14         10
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         350         311         306          98         14
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $239.37    $ 219.99    $ 214.55    $ 191.26   $ 130.09
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           3           4          6
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          73          73          64          29          9
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 32.85    $  28.19    $  27.18    $  24.60   $  19.19
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          28          32          39         43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         563         618         549         371        133
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.92    $  17.67    $  17.76    $  17.72   $  17.65
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29          39          67          84        146
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         376         481         416         458        259
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.67    $  14.55    $  12.84    $  11.05   $   8.32
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          10          13          20         20
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,508       1,037         649         530        142
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.80    $   6.96    $   6.16    $   5.78   $   4.77
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          17          17          24         22
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,042       1,055         981         856        341
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.63    $  15.31    $  15.27    $  14.97   $  14.71
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          14          17          14         17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         590         573         555         512        198
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.56    $  16.39    $  14.95    $  13.34   $   9.63
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          18          18          20          25         28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         462         372         312         478        121
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.38    $  14.57    $  14.06    $  12.60   $   9.96
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          35          49          54         60
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,507       2,363       2,169       1,481        530
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.31    $  10.35          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         123          40          --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                2006       2005       2004       2003       2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.59    $  5.78    $  5.54         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        504        326         15         --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.81    $  8.51    $  7.96    $  7.82    $  6.22
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          2          1          1         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        353        314        204        249         42
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.67    $ 12.00    $ 11.62    $ 11.20    $  9.19
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1484        351        160        164         40
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.13    $ 12.06    $ 10.47    $  9.38    $  7.19
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,208      2,337      1,926      1,026        282
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.72    $ 11.55    $ 11.08    $ 10.16    $  7.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          1         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,393      1,585      1,200        776        200
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.24    $ 11.33    $ 10.87    $ 10.12    $  7.55
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1         14         16         10
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,611      2,349      2,037      1,222        345
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.01    $ 10.37         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        225         81         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   10.84         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        216         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.64    $ 25.31    $ 24.66    $ 22.76    $ 18.11
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10         12         13         16         10
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,418      1,604      1,386      1,074        399
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.90    $  9.74         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        185          8         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.67    $  8.33    $  8.15    $  7.75    $  5.70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          1          2          4
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        215        280        377        218         32
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.57    $ 11.47    $ 10.97    $  9.62    $  6.81
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         31         35         38         41         39
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,890      1,556      1,391        883        285
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.96     $ 15.34     $ 14.02     $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          19          26          31         36
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,156       1,107       1,007         636        237
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.42          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         368          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.81          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          38          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.56     $ 10.48          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         193          77          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.76     $ 22.05     $ 21.50          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233          79           9          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.17     $ 11.47          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         269          56          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.22     $  6.26     $  5.93     $  5.38    $  4.35
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5          25          27         24
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         886         788          70         561        192
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.88     $ 13.57     $ 13.50     $ 13.20    $ 12.99
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          12           8           7          9
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,477       1,527       1,343       1,175        441
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.53     $ 13.12     $ 12.84     $ 11.78    $  9.45
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          11          11          16         13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         347         370         307        128
------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.17     $ 10.63          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         532         144          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98     $  9.98          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         135         173          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.18     $ 10.57          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         308          83          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.67     $ 10.54          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         196          84          --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.


------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.29     $ 11.12          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         591         290          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.13     $ 15.01     $ 13.79     $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11           8          11          16          8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,714       2,354       1,938       1,510        386
------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.37     $ 19.66     $ 19.43     $ 17.87    $ 13.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          19          21          25         32
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         856         849         802         502        184
------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.13     $ 17.91     $ 16.44     $ 13.75    $ 10.92
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           3           6          4
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,052         782         522         441        161
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.58     $ 13.76     $ 12.84     $ 11.60    $  9.12
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           2           5          7
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         192         184         149          93         38
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.28     $  9.26     $  8.79     $  8.03    $  6.69
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         510         603         610         598        229
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.86     $ 26.15     $ 25.92     $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          22           8          15          37         57
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,102         845         349         434        630
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.77     $  4.49     $  4.34          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          72          22          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         258          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.08          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.92          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.09          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          19          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.78     $  9.91          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         730         286          --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006       2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.17    $  9.96          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         202         60          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.05    $ 16.69     $ 16.22     $ 14.09     $ 10.43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          5           5           7           8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,201        991         884         641         270
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.54    $  7.89     $  7.46          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         475        242          59          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60    $ 14.35     $ 14.00     $ 12.10     $  8.44
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          5          11          10           8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         744        596         575         449         122
------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.46    $ 16.39     $ 16.03          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47         41           6          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         178         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.07    $  5.41     $  5.05          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         104         69          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.85    $ 10.40          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         602        296          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.23    $ 13.53     $ 10.37     $  8.53     $  5.56
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          1          --           6           6
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        1239        755         609         457          69
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.26    $ 12.34          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         297        179          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.12    $ 11.86     $ 11.36          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         147         --           1          --          --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.32     $ 11.41
------------------------------------------------------------------------------------------------------------------------
   Separate Account 49 number of units outstanding (000's)                                        117          --
------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.04     $ 10.48
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.49     $ 10.67
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 54.18     $ 49.58
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           2
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.79     $ 11.28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           7
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.92     $ 62.35
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.74     $ 11.42
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          15
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.33     $ 11.84
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          2           2
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 35.22     $ 32.35
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           5
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.29     $ 13.93
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           6
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.58     $ 11.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          20
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.83     $  9.92
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.65     $ 12.40
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         21           2
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.15     $ 10.27
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           5
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.21     $ 12.50
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           7
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.81     $ 10.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         23          23
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.66          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.33          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.43          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.77     $ 44.36     $ 37.59
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           3          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.67          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.18     $ 52.40     $ 38.47
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1           1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.33     $ 11.01     $ 10.71
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.18     $ 10.06     $  7.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.69     $ 29.44     $ 24.25
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6          11          12
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.18     $ 10.43     $  7.84
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           3          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.58     $  9.74     $  7.67
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         20           9          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.31     $  8.82     $  6.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.68     $ 10.31     $  7.94
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.57     $  8.65     $  6.22
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           3          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.76     $ 10.30     $  7.40
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           5          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.23     $  8.88     $  5.69
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         25          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 43.48          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 54.60     $ 73.67     $ 85.83
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.23     $ 25.30     $ 28.03
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         13          13          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                2006         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 302.74     $ 276.12
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  36.32     $  30.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  20.19     $  19.77
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           3            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  19.32     $  15.79
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           7            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.21     $   7.32
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          47           66
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.28     $  16.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           5            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  18.90     $  17.50
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          18           25
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  18.61     $  15.48
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          44           46
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.42     $  10.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.00     $   6.10
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.31     $   8.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.64     $  12.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           9            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.98     $  12.68
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          40           49
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.49     $  12.15
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          53           51
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.98     $  11.92
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          30           31
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.15     $  10.42
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.86           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                                2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 267.26     $ 236.45     $ 159.61
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            2            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  29.60     $  26.59     $  20.58
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            2            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  19.71     $  19.53     $  19.30
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           4            7           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.83     $  11.81     $   8.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           8            8           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.43     $   5.99     $   4.91
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          71           93           89
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.64     $  16.19     $  15.78
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            3           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.85     $  14.04     $  10.05
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          27           30           32
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.82     $  13.19     $  10.35
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          40           38           38
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.80           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.30     $   8.09     $   6.38
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.31           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           5           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.93     $   9.71     $   7.40
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          41           39           35
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.57     $  10.53     $   8.08
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          53           66           69
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.35     $  10.48     $   7.76
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          31           34           25
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                                2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 241.72     $ 273.42     $ 321.89
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            2           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.20           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          79           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.55           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          32           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.09           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          34           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.76           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.79     $  11.22     $  14.00
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          34           28           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.83     $  11.16     $  10.64
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          26           18           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.26     $  10.58     $  10.31
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          21           15           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.57     $ 27.69
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         10          11
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.00     $  9.76
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.21     $  8.79
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --           9
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.19     $ 11.94
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         30          39
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.25     $ 16.38
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         20          13
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.44          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.84          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.71     $ 10.53
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.63     $ 25.17
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.35     $ 11.53
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.53     $  6.51
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         17          23
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.86     $ 14.42
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          28
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.71     $ 14.01
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         12          14
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.27     $ 10.65
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.11     $ 10.03
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.34     $ 10.63
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.82     $ 10.59
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.78     $ 24.53     $ 19.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11          10          10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.53     $  8.05     $  5.88
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.34     $  9.86     $  6.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         29          34          29
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.86     $ 12.73     $  9.64
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          20          14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.36          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.13     $  5.52     $  4.43
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          28          22
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.24     $ 13.81     $ 13.49
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         26          36          44
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.61     $ 12.40     $  9.87
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          18          20
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.20     $ 28.97          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11           6          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.81          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.59     $ 10.01          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         19           3          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.41     $ 11.08          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.41     $  8.41          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          10          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.43     $ 11.62     $ 10.53
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         46          34          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.31     $ 13.34     $ 12.61
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         18           4          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                  December 31,
                                                                                              2006         2005
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.45     $ 11.18
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --           2
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.79     $ 15.51
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         22           7
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.15     $ 21.00
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           3
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.81     $ 19.13
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         30          36
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.69     $ 14.70
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         22          29
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.93     $  9.77
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          4           6
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 32.60     $ 31.50
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         10          11
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.07     $  4.74
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.72          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.95          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.90     $  9.96
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.30     $ 10.01
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 20.40     $ 17.74
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          15
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.09     $  8.32
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           1
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.78     $ 15.25
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          15
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.14     $ 12.92    $  9.95
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           3          2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 20.59     $ 18.80    $ 14.47
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.42     $ 14.46    $ 11.70
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         35          51         73
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.61     $ 12.20    $  9.53
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         31          42         42
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.20     $  8.34    $  6.90
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           6          7
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.98     $ 31.04    $ 31.16
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         26           2          6
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.54          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.10     $ 14.75    $ 10.84
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         16          17         18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.82          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.76     $ 12.67    $  8.97
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         16          15         17
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                 $ 11.36          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                                          1          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
 -------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.53          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                                          1          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.81     $ 17.77     $ 20.45
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         65          47          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.64     $ 22.48     $ 27.88
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         43          35          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.82     $ 10.59     $ 10.77
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           2          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.08          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         13          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.70     $ 10.89     $  9.28
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15           9          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.19     $ 11.07     $ 11.57
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         17          10          --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.79     $ 18.71
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.77          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.46     $  5.71
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.00     $ 10.46
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.58     $ 14.42
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         22           9
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.43     $ 12.41
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.38     $ 11.94
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                               2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.16         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.29         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.96     $ 8.95     $ 5.80
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         12         12         12
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                  ending December
                                                                                                         31,
                                                                                               2001     2000    1999
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 6.22     --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         9     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
                                                                                               2006        2005
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.95     $ 11.22
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.74     $ 10.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.18     $ 10.48
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          15
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.28     $ 40.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           8
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.44     $ 11.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             55          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 53.06     $ 51.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          12
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.19     $ 10.99
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21          20
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.75     $ 11.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.05     $ 26.94
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7          10
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.48     $ 13.40
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.00     $ 10.76
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             15          15
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.37     $  9.54
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21          23
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.96     $ 11.93
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11          15
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.63     $  9.88
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             15          18
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.54     $ 12.03
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          10
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.31     $  9.79
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          11
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                                2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 $ 10.56          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.24          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.34          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 39.80     $ 37.31     $ 31.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             13          11           7
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.58          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 48.47     $ 44.08     $ 32.67
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.01     $ 10.80     $ 10.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20          18          13
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.86     $  9.87     $  7.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3           3
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.64     $ 24.99     $ 20.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          11           7
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.83     $ 10.23     $  7.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9           6           7
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.28     $  9.55     $  7.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             15          15          17
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.05     $  8.65     $  6.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             30          36          39
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.35     $ 10.11     $  7.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             29          28          30
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.30     $  8.48     $  6.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31          30          34
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.42     $ 10.11     $  7.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             26          23          25
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.97     $  8.71     $  5.63
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11           4           4
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                             December
                                                                                               31,
                                                                                              2001
--------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 37.29
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4
--------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 46.83
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 21.83
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                2006         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 224.77     $ 206.99
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  31.97     $  27.49
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           10
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.35     $  17.15
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.25     $  14.24
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           16
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.70     $   6.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              66           86
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.21     $  14.94
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.22     $  16.10
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           15
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.07     $  14.33
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              22           28
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.29     $  10.35
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.48     $   5.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              24           24
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.68     $   8.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.42     $  11.79
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            3
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.91     $  11.89
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13           31
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.53     $  11.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           23
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.05     $  11.17
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           30
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.97     $  10.36
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.83           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                                2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 202.28     $ 180.69     $ 123.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  26.56     $  24.09     $  18.83
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           11           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.27     $  17.27     $  17.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.59     $  10.86     $   8.19
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13           14           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.09     $   5.73     $   4.74
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              86          111          108
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.93     $  14.67     $  14.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              24           25           28
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.72     $  13.61     $   9.52
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17           25           31
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.86     $  12.45     $   9.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              46           66           66
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.47           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.88     $   7.75     $   6.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.44     $  11.05     $   9.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            8
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.35     $   9.29     $   7.14
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           36           48
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.95     $  10.07     $   7.80
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              34           35           37
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.75     $  10.02     $   7.49
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              40           38           40
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                              ending
                                                                                            December 31,
                                                                                               2001
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 188.32
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.02
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.91
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.64
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16
----------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.56
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.57
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.57
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              41
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.56
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.00
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              21
----------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                2006       2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 27.90     $ 24.71
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          18
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.89     $  9.74
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.53     $  8.21
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           7
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.49     $ 11.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             65          16
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.79     $ 15.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             61          17
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.41          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.80          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.52     $ 10.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.81     $ 21.28
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           6
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.12     $ 11.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.14     $  6.19
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          35
-------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.63     $ 13.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             38          51
-------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.22     $ 12.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          17
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.14     $ 10.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.95     $  9.96
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.14     $ 10.56
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.63     $ 10.52
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                                2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.12     $ 22.31     $ 17.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19          28          29
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.05     $  7.67     $  5.66
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7           4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.87     $  9.55     $  6.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          22          25
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.80     $ 11.94     $  9.13
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             32          39          40
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.88     $  5.34     $  4.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          38          47
-------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.31     $ 13.04     $ 12.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             56          60          73
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.64     $ 11.62     $  9.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          25          29
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                             December
                                                                                               31,
                                                                                              2001
-------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.37
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.59
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.48
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5
-------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.91
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14
-------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.33
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6
-------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.96
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31
-------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.77
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19
-------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                              2006        2005
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.25     $ 11.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.95     $ 14.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           5
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.91     $ 19.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          19
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 21.70     $ 17.60
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8          10
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.30     $ 13.52
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.12     $  9.13
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             56           6
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.51     $ 24.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8          10
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.69     $  4.43
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.69          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.07          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.91          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.08          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.75     $  9.90
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           8
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.14     $  9.94
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           8
------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.79     $ 16.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          26
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.40     $  7.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.30     $ 14.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           6
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.70     $ 12.63    $  9.82
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          14          3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.12     $ 17.63    $ 13.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             39          40         34
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.18     $ 13.56    $ 10.80
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19          21         15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.64     $ 11.44    $  9.02
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           3          2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.68     $  7.94    $  6.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          12         15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.71     $ 25.00    $ 25.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          21        115
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.28          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.99     $ 13.92    $ 10.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          44         43
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.37          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.80     $ 11.95    $  8.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          13         14
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                             December
                                                                                               31,
                                                                                               2001
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.32
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2
--------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.76
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9
--------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.20
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             18
--------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.00
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
--------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.56
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6
--------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.51
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            217
--------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.22
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14
--------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.77
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
--------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                              2006        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.18     $ 15.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.74          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.02     $  5.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.81     $ 10.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           2
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.89     $ 13.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.21     $ 12.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.15     $ 11.86
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                                2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.50         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.99         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.21     $ 8.42     $ 5.50
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                            December
                                                                                               31,
                                                                                              2001
--------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 5.96
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------

(16) HYPOTHETICAL ILLUSTRATIONS


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.84)% and 3.16% for the Accumulator(R) contracts; (3.09)% and 2.91% for Accumulator(R) Elite(SM) contracts; (2.89)% and 3.11% for Accumulator(R) Plus(SM) contracts; and (3.19)% and 2.81% for Accumulator(R) Select(SM) contracts, respectively, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.36% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------------------------------------------------------------------------------------
Age       Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
-----------------------------------------------------------------------------------------------------------------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,467  107,754     97,467  103,754   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      98,023  110,572     95,023  107,572   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,666  113,455     92,666  111,455   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,391  116,404     90,391  115,404   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,196  119,420     88,196  119,420   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      85,077  122,504     85,077  122,504   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      82,030  125,657     82,030  125,657   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      67,769  142,488     67,769  142,488   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      54,839  161,166     54,839  161,166   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      43,263  182,193     43,263  182,193   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      36,382  209,843     36,382  209,843   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      31,188  242,719     31,188  242,719   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      30,241  249,889     30,241  249,889   265,330   265,330   331,462   331,462     N/A      N/A
-----------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus


                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ----------------------------------------------------------------------------------------------
Age        Year         0%          6%          0%          6%          0%           6%          0%         6%
-------------------------------------------------------------------------------------------------------------------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,607    113,194      100,607    107,194      120,393     120,393     128,550     128,550
  64          5       103,319    116,481       98,319    111,481      126,413     126,413     136,978     136,978
  65          6       100,133    119,863       96,133    115,863      132,733     132,733     145,827     145,827
  66          7        97,044    123,344       94,044    120,344      139,370     139,370     155,118     155,118
  67          8        94,051    126,926       92,051    124,926      146,338     146,338     164,874     164,874
  68          9        91,151    130,611       91,151    130,611      153,655     153,655     175,118     175,118
  69         10        88,339    134,404       88,339    134,404      161,338     161,338     185,873     185,873
  74         15        75,531    155,085       75,531    155,085      205,913     205,913     248,278     248,278
  79         20        64,580    178,947       64,580    178,947      262,803     262,803     327,924     327,924
  84         25        55,217    206,482       55,217    206,482      275,943     275,943     346,320     346,320
  89         30        47,211    238,253       47,211    238,253      275,943     275,943     346,320     346,320
  94         35        40,366    274,913       40,366    274,913      275,943     275,943     346,320     346,320
  95         36        39,121    282,896       39,121    282,896      275,943     275,943     346,320     346,320
-------------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract  ------------------------------------------------------------------------------------------------
Age       Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
------------------------------------------------------------------------------------------------------------------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,205  107,492    101,205   107,492  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,517  110,034     97,517   110,034  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,932  112,627     93,932   112,627  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,445  115,270     90,445   115,270  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,053  117,965     87,053   117,965  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,751  120,712     83,751   120,712  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,535  123,511     80,535   123,511  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,616  138,296     65,616   138,296  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      52,289  154,406     52,289   154,406  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,522  172,242     40,522   172,242  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,595  195,939     33,595   195,939  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,430  223,903     28,430   223,903  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,496  229,958     27,496   229,958  265,330   265,330   331,462   331,462     N/A      N/A
------------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract  ------------------------------------------------------------------------------------------------
Age      Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
------------------------------------------------------------------------------------------------------------------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,100  107,387    101,100  107,387   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,314  109,819     97,314  109,819   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,639  112,297     93,639  112,297   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,068  114,819     90,068  114,819   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      86,599  117,387     86,599  117,387   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,225  120,001     83,225  120,001   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      79,944  122,661     79,944  122,661   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      64,772  136,651     64,772  136,651   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      51,299  151,775     51,299  151,775   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      39,468  168,403     39,468  168,403   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      32,534  190,623     32,534  190,623   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      27,390  216,772     27,390  216,772   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      26,463  222,418     26,463  222,418   265,330   265,330   331,462   331,462     N/A      N/A
------------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I
--------------------------------------------------------------------------------
Dates of previous Prospectuses and Supplements


----------------------------------------------------------------------------------
                          Product Distributor
                          --------------------------------------------------------
                          AXA Advisors
                          --------------------------------------------------------
                          Prospectus and
 Product Name             SAI Dates         Supplement Dates
----------------------------------------------------------------------------------
 Income Manager(SM)       4/7/95            7/1/95; 9/28/95
 Accumulator(R)           11/1/95
 Income Manager(SM)       5/1/96
 Rollover IRA             10/17/96          2/10/97

                          5/1/97            5/1/97; 12/31/97; 5/1/98;
                                            1/4/99; 5/1/99; 5/1/00; 6/23/00;
                                            9/1/00; 2/9/01; 9/1/01; 1/14/02;
                                            2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                            2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                            2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                            12/31/04 ; 5/9/05; 6/10/05; 6/17/05;
                                            7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                            8/25/06; 12/11/06
---------------------------------------------------------------------------------
                          12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                            5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                            9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                            8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                            8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                            8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                            12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------
 Accumulator(R)           5/1/98            5/1/98; 6/18/98; 11/30/98
 (IRA, NQ and QP)         (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;
 Accumulator(R)           only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;
 Select(SM)(IRA, NQ, QP)  5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                            8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                            8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                            12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Product Distributor
                          ------------------------------------------------------
                          AXA Distributors
                          ------------------------------------------------------
                          Prospectus and
 Product Name             SAI Dates        Supplement Dates
--------------------------------------------------------------------------------
 Income Manager(SM)       4/7/95           7/1/95; 9/28/95
 Accumulator(R)           11/1/95
 Income Manager(SM)       10/16/96         2/10/97
 Rollover IRA             5/1/97           5/1/97
                          8/1/97
                          12/31/97         12/31/97; 5/1/98;
                                           1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                           2/9/01; 9/1/01; 1/14/02;
                                           2/22/02; 7/15/02; 8/20/02;
                                           1/6/03; 2/20/03; 5/15/03;
                                           8/15/03; 11/24/03; 2/1/04;
                                           8/4/04; 8/10/04; 12/13/04;
                                           12/31/04; 5/9/05; 6/10/05;
                                           6/17/05; 7/25/05; 8/31/05;
                                           12/2/05; 2/8/06; 8/25/06;
                                           12/11/06
--------------------------------------------------------------------------------
 Accumulator(R)            10/1/97(2)
 (IRA, NQ and QP)          12/31/97(2)
 Accumulator(R)            5/1/98          5/1/98; 6/18/98; 11/30/98;
 Select(SM)(IRA, NQ, QP)                   5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                           9/1/01; 1/14/02; 2/22/02;
                                           7/15/02; 8/20/02; 1/6/03;
                                           2/20/03; 5/15/03; 8/15/03;
                                           11/24/03; 2/1/04; 8/4/04;
                                           8/10/04; 12/13/04; 12/31/04;
                                           5/9/05; 6/10/05; 6/17/05;
                                           7/25/05; 8/31/05; 12/2/05;
                                           2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------


1 Appendix I

-----------------------------------------------------------------------------------------
                                 Product Distributor
                                 --------------------------------------------------------
                                 AXA Advisors
                                 --------------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates         Supplement Dates
-----------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        10/18/99(3)      3/20/00; 5/1/00; 6/23/00; 9/1/00;
 Accumulator(R)                                    10/13/00; 2/9/01; 9/1/01; 1/14/02;
 Accumulator(R) Select(SM) (2002                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
 Series)                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;
 Accumulator(R) (2002 Series)                      2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
                                                   --------------------------------------
                                    5/1/00(3)      3/20/00; 6/23/00; 9/1/00; 9/6/00;
                                                   10/13/00; 2/9/01; 9/1/01; 1/14/02;
                                                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                   2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Product Distributor
                                 -----------------------------------------------
                                               AXA Distributors
                                 -----------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates         Supplement Dates
--------------------------------------------------------------------------------
 Accumulator(R) Select(SM)       5/1/99
 Accumulator(R)                  10/18/99         3/20/00; 5/1/00; 9/1/00;
 Accumulator(R) Select(SM)(2002                   10/13/00; 2/9/01; 9/1/01;
 Series)                                          1/14/02; 2/22/02; 7/15/02;
 Accumulator(R) (2002 Series)                     8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06
--------------------------------------------------------------------------------
                                 5/1/00           3/20/00; 9/1/00; 9/6/00;
                                                  10/13/00; 2/9/01; 9/1/01;
                                                  1/14/02; 2/22/02; 7/15/02;
                                                  8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06
--------------------------------------------------------------------------------


                                                                    Appendix I 2

--------------------------------------------------------------------------------------------
                                 Product Distributor
                                 -----------------------------------------------------------
                                 AXA Advisors
                                 -----------------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates          Supplement Dates
--------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)         5/1/01(3)       5/1/01(1); 7/30/01(5); 9/1/01;
 Accumulator(R)                                    10/1/01(6); 12/14/01; 1/14/02; 2/22/02;
 Accumulator(R) Select(SM)(2002                    7/15/02; 8/20/02; 1/6/03; 2/20/03;
 Series)                                           5/15/03; 8/15/03; 11/24/03; 2/1/04;
 Accumulator(R) (2002 Series)                      8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06
--------------------------------------------------------------------------------------------
                                  8/13/01(2)       9/1/01; 10/1/01(6); 12/14/01; 1/14/02;
                                                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                   2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                                   7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                   12/6/02; 12/09/02; 1/6/03; 2/4/03;
                                                   2/20/03; 5/15/03; 8/8/03(8); 8/15/03;
                                                   11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                   2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                                   8/5/02(5); 8/20/02; 11/11/02; 12/6/02;
                                                   12/09/02; 1/6/03; 2/4/02; 2/20/03 ;
                                                   5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
                                                   2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/03(4)       5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
                                                   2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06

----------------------------------------------------------------------------------
                                 Product Distributor
                                 -------------------------------------------------
                                 AXA Distributors
                                 -------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates        Supplement Dates
----------------------------------------------------------------------------------
 Accumulator(R) Select(SM)       5/1/01           5/1/01(1); 7/30/01(5);
 Accumulator(R)                                   9/1/01; 10/1/01(6); 12/14/01;
 Accumulator(R) Select(SM) (2002                  1/14/02; 2/22/02; 7/15/02;
 Series)                                          8/20/02; 1/6/03; 2/20/03;
 Accumulator(R) (2002 Series)                     5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06
----------------------------------------------------------------------------------
                                 N/A              N/A
----------------------------------------------------------------------------------
                                  4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                                  7/15/02; 8/5/02(5); 8/20/02;
                                                  11/11/02; 12/6/02; 12/09/02;
                                                  1/6/03; 2/4/03; 2/20/03;
                                                  5/15/03; 8/8/03(8); 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------
                                  5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02;
                                                  1/6/03; 2/20/03; 5/15/03;
                                                  8/15/03; 11/24/03; 2/1/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------
                                  5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                                  8/5/02(5); 8/20/02; 11/11/02;
                                                  12/06/02; 12/09/02; 1/6/03;
                                                  2/4/03; 2/20/03; 5/15/03;
                                                  8/8/03(8); 8/15/03; 11/24/03;
                                                  2/1/04; 2/10/04; 8/4/04;
                                                  8/10/04; 12/13/04; 12/31/04;
                                                  5/9/05; 6/10/05; 6/17/05;
                                                  7/25//05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------
                                  5/1/03(4)       5/15/03; 8/8/03(8); 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------
                                  5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5);
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06


3 Appendix I

--------------------------------------------------------------------------------------
                           Product Distributor
                           -----------------------------------------------------------
                           AXA Advisors
                           -----------------------------------------------------------
                           Prospectus and
 Product Name              SAI Dates         Supplement Dates
--------------------------------------------------------------------------------------
 Accumulator(R)            9/15/03           9/15/03(9); 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                               2/2/04; 2/10/04; 2/23/04(7);
                                             8/10/04; 12/13/04; 12/31/04; 12/2/05;
                                             2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------
                           5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                             10/25/04(11); 12/10/04(5); 12/13/04;
                                             12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                             12/2/05; 2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------
Accumulator(R) Select(SM) 9/15/03            9/15/03(9); 11/24/03; 12/5/03; 2/10/04;
(2004 Series)                                2/23/04(7); 8/4/04; 8/10/04; 12/13/04;
                                             12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                             7/25/05; 12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
--------------------------------------------------------------------------------------
                           5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                             10/25/04(11); 12/10/04(5); 12/13/04;
                                             12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                             12/2/05; 2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Product Distributor
                           -----------------------------------------------------
                           AXA Distributors
                           -----------------------------------------------------
                           Prospectus and
 Product Name              SAI Dates        Supplement Dates
--------------------------------------------------------------------------------
 Accumulator(R)            9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                              1/23/04; 2/2/04; 2/10/04(7);
                                            2/23/04(7); 4/23/04; 8/4/04;
                                            8/10/04; 12/13/04; 12/31/04;
                                            12/2/05; 2/8/06; 8/25/06;
                                            12/11/06
--------------------------------------------------------------------------------
                           5/1/04           7/1/04; 7/19/04; 8/4/04;
                                            8/10/04; 10/25/04(11);
                                            12/10/04(5); 12/13/04; 12/21/04;
                                            12/31/04; 4/04/05; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05;
                                            8/31/05; 11/1/05(14); 12/2/05;
                                            2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------
 Accumulator(R) Select(SM) 9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                              2/10/04; 2/23/04(7); 4/23/04;
                                            8/4/04; 8/10/04; 12/13/04;
                                            12/31/04; 5/9/05; 6/10/05;
                                            6/17/05; 7/25/05; 12/2/05;
                                            2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------
                           5/1/04           7/1/04; 7/19/04; 8/4/04;
                                            8/10/04; 10/25/04(11);
                                            12/10/04(5); 12/13/04;
                                            12/21/04; 12/31/04; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05;
                                            8/31/05;11/1/05(14); 12/2/05;
                                            2/8/06; 8/25/06; 12/11/06


                                                                    Appendix I 4

-----------------------------------------------------------------------------------------
                               Product Distributor
                               ----------------------------------------------------------
                               AXA Advisors
                               ----------------------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates         Supplement Dates
-----------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)          9/2/99(3)      6/23/00; 9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002  10/18/99(3)      2/9/01; 3/19/01; 7/30/01; 9/1/01;
 Series)                          5/1/00(3)      1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                 1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/01(3)      7/30/01(5); 9/1/01; 12/14/01; 1/14/02;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                 2/1/04; 8/4/04;8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  4/1/02(4)      4/3/02; 7/15/02; 8/5/02(5); 8/20/02;
                                                 11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                 2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05;6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/02(3)      7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                 5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                 2/10/04; 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/02(4)      7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                 12/6/02; 12/9/02; 1/6/03; 2/4/03;
                                                 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                 2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/03(4)      5/15/03; 6/20/03; 8/15/03; 11/24/03;
                                                 2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04 ; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06

-----------------------------------------------------------------------------
                               Product Distributor
                               ----------------------------------------------
                               AXA Distributors
                               ----------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates        Supplement Dates
-----------------------------------------------------------------------------
 Accumulator(R) Plus(SM)          8/2/99(3)     9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM)(2002)  10/18/99(3)     2/9/01; 3/19/01; 7/30/01;
 Series)                          5/1/00(3)     9/1/01; 1/14/02; 2/22/02;
                                                7/15/02; 8/20/02; 1/6/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 8/4/04;
                                                8/10/04; 12/13/04; 12/31/04;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                                  5/1/01(3)     5/1/01; 7/30/01(5); 9/1/01;-
                                                12/14/01; 1/14/02; 2/22/02;
                                                7/15/02; 8/20/02; 1/6/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 8/4/04;
                                                8/10/04; 12/13/04; 12/31/04;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                                  4/1/02(4)     4/3/02; 7/15/02; 8/5/02(5);
                                                8/20/02; 11/11/02; 12/6/02;
                                                12/9/02; 1/6/03; 2/4/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 2/10/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-----------------------------------------------------------------------------
                                  5/1/02(3)     7/15/02; 8/20/02; 1/6/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 2/10/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-----------------------------------------------------------------------------
                                  5/1/02(4)     7/15/02; 8/5/02(5); 8/20/02;
                                                11/11/02; 12/6/02; 12/9/02;
                                                1/6/03; 2/4/03; 2/20/03;
                                                5/15/03; 8/15/03; 11/24/03;
                                                2/1/04; 2/10/04; 8/4/04;
                                                8/10/04; 12/13/04; 12/31/04;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                                  5/1/03(4)     5/15/03; 6/20/03; 8/15/03;
                                                11/24/03; 2/1/04; 2/10/04;
                                                4/23/04; 8/4/04; 8/10/04;
                                                12/13/04; 12/31/04; 5/9/05;
                                                6/10/05; 6/17/05; 7/25/05;
                                                8/31/05; 12/2/05; 2/8/06;
                                                8/25/06; 12/11/06


5 Appendix I

------------------------------------------------------------------------------------------
                               Product Distributor
                               -----------------------------------------------------------
                               AXA Advisors
                               -----------------------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates         Supplement Dates
------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
 Accumulator(R) Plus(SM) (2002                   12/31/04; 5/9/05; 6/10/05;
 Series)                                         6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/15/03           9/15/03; 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                   2/2/04; 2/10/04; 2/23/04(7); 6/21/04;
                                                 8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                 2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 2/17/06; 8/25/06; 12/11/06
------------------------------------------------------------------------------------------
                               5/1/04            6/21/04; 7/1/04; 7/19/04; 8/4/04;
                                                 8/10/04; 10/25/04(11); 12/10/04(5)(12);
                                                 12/13/04; 12/21/04; 12/31/04;
                                                 2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                 12/2/05; 2/8/06; 2/17/06; 8/25/06;
                                                 12/11/06
------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II  N/A               N/A
------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II   N/A               N/A
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               Product Distributor
                               ------------------------------------------------
                               AXA Distributors
                               ------------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates        Supplement Dates
-------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5);
 Accumulator(R) Plus(SM)(2002)                  12/13/04; 12/31/04; 5/9/05;
 Series)                                        6/10/05; 6/17/05; 7/25/05;
                                                8/31/05; 12/2/05; 2/8/06;
                                                8/25/06; 12/11/06
-------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/15/03          9/15/03; 11/24/03; 12/5/03;
 (2004 Series)                                  1/23/04; 2/2/04; 2/10/04;
                                                2/23/04(7) ; 4/23/04; 6/21/04;
                                                8/4/04; 8/10/04;12/13/04;
                                                12/31/04; 2/17/05; 5/1/05;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 2/17/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------
                               5/1/04           6/21/04; 7/1/04; 7/19/04;
                                                8/4/04; 8/10/04; 10/25/04(11);
                                                12/10/04(5)(12); 12/13/04;
                                                12/21/04; 12/31/04; 2/17/05;
                                                4/04/05; 5/1/05; 5/9/05;
                                                6/10/05; 6/17/05; 7/25/05;
                                                8/31/05; 11/1/05(14); 12/2/05;
                                                2/8/06; 2/17/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II  10/1/01          10/1/01(6); 12/14/01; 1/14/02;
                                                2/22/02 7/15/02; 8/20/02;
                                                1/6/03; 2/20/03; 5/15/03;
                                                8/15/03; 11/24/03; 2/1/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II   10/1/01          10/1/01(7); 12/14/01; 1/14/02;
                                                2/22/02 7/15/02; 8/20/02;
                                                1/6/03; 2/20/03; 5/15/03;
                                                8/15/03; 11/24/03; 2/1/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------


                                                                    Appendix I 6

----------------------------------------------------------------------------------------------
                                Product Distributor
                                --------------------------------------------------------------
                                AXA Advisors
                                --------------------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates         Supplement Dates
----------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)        8/13/01(3)       9/1/01; 10/1/01(7); 12/14/01; 1/14/02;
 Accumulator(R) Elite(SM)(2002)                   2/22/02; 7/15/02; 8/20/02; 11/11/02;
 Series)                                          1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------------
                                  4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5);
                                                  8/20/02; 11/11/02; 12/6/02; 12/9/02;
                                                  1/6/03; 2/4/03; 2/20/03 ; 5/15/03;
                                                  8/15/03; 11/24/03; 2/1/04; 2/10/04;
                                                  8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                  5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                  8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                  5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;
                                                  11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                  2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                  8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/03(4)       5/15/03; 6/20/03; 8/15/03; 11/24/03;
                                                  2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                  7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06

                                Product Distributor
                                -------------------------------------------------
                                AXA Distributors
                                -------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates         Supplement Dates
---------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01;
 Accumulator(R) Elite(SM)(2002)                  1/14/02; 2/22/02; 7/15/02;
 Series)                                         8/20/02; 11/11/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  4/1/02(4)      4/3/02(5); 5/20/02(7); 7/15/02;
                                                 8/5/02(5); 8/20/02; 11/11/02;
                                                 12/6/02; 12/9/02; 1/6/03;
                                                 2/4/03; 2/20/03; 5/15/03;
                                                 8/15/03; 11/24/03; 2/1/04;
                                                 2/10/04 ; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05; 6/17/05; 7/25/05;
                                                 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  5/1/02(3)      7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  5/1/02(4)      5/20/02(7); 7/15/02; 8/5/02(5);
                                                 8/20/02; 11/11/02; 12/6/02;
                                                 12/9/02; 1/6/03; 2/4/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06;
                                                 12/11/06
---------------------------------------------------------------------------------
                                  5/1/03(4)      5/15/03; 6/20/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 4/23/04; 8/4/04;8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05; 6/17/05; 7/25/05;
                                                 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
                                                 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05; 6/17/05; 7/25/05;
                                                 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
---------------------------------------------------------------------------------


7 Appendix I

---------------------------------------------------------------------------------------
                            Product Distributor
                            -----------------------------------------------------------
                            AXA Advisors
                            -----------------------------------------------------------
                            Prospectus and
 Product Name               SAI Dates         Supplement Dates
---------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)   9/15/03           9/15/03(10); 11/24/03; 12/5/03;
 (2004 Series)                                1/23/04; 2/2/04; 2/10/04; 2/23/04(7);
                                              8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                              5/9/05; 6/10/05; 6/17/05;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                              8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                              10/25/04(11); 12/10/04(5); 12/13/04;
                                              12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                              6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------
 Accumulator(R) Advisor(SM) 11/17/00          2/9/01; 3/19/01; 7/30/01(5); 9/1/01;
                                              12/14/01; 1/14/02; 2/22/02; 7/15/02;
                                              8/20/02; 11/11/02; 1/6/03; 2/20/03;
                                              5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                              8/4/04; 12/13/04; 6/10/05; 6/17/05;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                              8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/01            9/1/01; 12/14/01; 1/14/02; 2/22/02;
                                              7/15/02; 8/20/02; 11/11/02; 1/6/03;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                              2/1/04; 8/4/04; 12/13/04; 6/10/05;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                              2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/02            5/1/02; 7/15/02; 8/20/02; 11/11/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                              11/24/03; 2/1/04 ; 8/4/04; 12/13/04;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/03            5/15/03; 8/15/03; 11/24/03; 12/23/03;
                                              2/1/04; 2/10/04; 8/4/04;12/13/04;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/04            7/1/04; 8/4/04; 10/25/04; 12/10/04;
                                              12/13/04; 6/10/05; 6/17/05; 7/25/05;
                                              8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                              12/11/06
---------------------------------------------------------------------------------------

                            Product Distributor
                            -------------------------------------------------
                            AXA Distributors
                            -------------------------------------------------
                            Prospectus and
 Product Name               SAI Dates        Supplement Dates
-----------------------------------------------------------------------------
 Accumulator(R) Elite(SM)   9/15/03          9/15/03(10); 11/24/03; 12/5/03;
 (2004 Series)                               2/2/04; 1/23/04; 2/10/04;
                                             2/23/04(7); 4/23/04; 8/4/04;
                                             8/10/04; 12/13/04;12/31/04;
                                             5/9/05; 6/10/05; 6/17/05;
                                             7/25/05; 8/31/05; 12/2/05;
                                             2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                            5/1/04           7/1/04; 7/19/04; 8/4/04;
                                             8/10/04; 10/25/04(11);
                                             12/10/04(5); 12/13/04;
                                             12/21/04; 12/31/04; 5/1/05(13);
                                             5/9/05; 6/10/05; 6/17/05;
                                             7/25/05; 8/31/05; 11/1/05(14);
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
-----------------------------------------------------------------------------
 Accumulator(R) Advisor(SM) 5/15/00          9/1/00; 9/6/00; 2/9/01;
                                             7/30/01(5); 9/1/01; 12/14/01;
                                             1/14/02; 2/22/02; 7/15/02;
                                             8/20/02; 1/6/03; 2/20/03;
                                             5/15/03; 8/15/03; 11/24/03;
                                             2/1/04; 8/4/04; 12/13/04;
                                             6/10/05; 6/17/05; 7/25/05;
                                             8/31/05; 12/2/05; 2/8/06;
                                             8/25/06; 12/11/06
-----------------------------------------------------------------------------
                            5/1/01           9/1/01; 12/14/01; 1/14/02;
                                             2/22/02; 7/15/02; 8/20/02;
                                             1/6/03; 2/20/03; 5/15/03;
                                             8/15/03; 11/24/03; 2/1/04;
                                             8/4/04; 12/13/04; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
-----------------------------------------------------------------------------
                            5/1/02           7/15/02; 8/5/02; 8/20/02;
                                             12/16/02; 1/6/03; 2/20/03;
                                             5/15/03; 8/15/03; 11/24/03;
                                             2/1/04 ; 8/4/04; 12/13/04;
                                             6/10/05; 6/17/05; 7/25/05;
                                             8/31/05; 12/2/05; 2/8/06;
                                             8/25/06; 12/11/06
-----------------------------------------------------------------------------
                            5/1/03           5/15/03; 8/15/03; 11/24/03;
                                             12/23/03; 2/1/04; 2/10/04;
                                             8/4/04; 12/13/04; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
 -----------------------------------------------------------------------------
                            5/1/04           7/1/04; 8/4/04; 10/25/04;
                                             12/10/04; 12/13/04; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06


                                                                    Appendix I 8

-----------------------------------------------------------------------------------------------------------------
                                                             Product Distributor
                            -------------------------------------------------------------------------------------
                            AXA Advisors                          AXA Distributors
                            ------------------------------------- -----------------------------------------------
                            Prospectus and                        Prospectus and
 Product Name               SAI Dates         Supplement Dates    SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------------------------------------
 Accumulator(R) Express(SM) N/A               N/A                 9/2/99
                                                                  10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01(5); 9/1/01; 12/14/01;
                                                                                   1/14/02; 2/22/02; 7/15/02;
                                                                                   8/20/02; 1/6/03; 5/15/03;
                                                                                   8/15/03; 11/24/03; 2/1/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06; 8/25/06;
                                                                                   12/11/06
-----------------------------------------------------------------------------------------------------------------
                                                                  5/1/01           7/30/01(5); 9/1/01; 1/14/02;
                                                                                   2/22/02; 7/15/02; 8/20/02;
                                                                                   1/6/03; 5/15/03; 8/15/03;
                                                                                   11/24/03; 2/1/04; 8/4/04;
                                                                                   12/13/04; 6/10/05; 6/17/05;
                                                                                   7/25/05; 8/31/05; 12/2/05;
                                                                                   2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------------------------------
                                                                  5/1/03           5/15/03; 8/15/03; 11/24/03;
                                                                                   12/23/03; 2/1/04; 2/10/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06; 8/25/06;
                                                                                   12/11/06


(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R)Elite(SM).

(11) There are three supplements dated 10/25/04 that apply to 2004 Series.

(12) applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.

(13) There are two supplements dated 5/1/05 that apply for Accumulator(R) and Accumulator(R) Elite(SM).

(14) applies to contracts issued 1/1/05 and later.

9 Appendix I

Statement of additional information
--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            Page


Who is AXA Equitable?                                                        2
Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              2
Financial Statements                                                         3

How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------


Please send me a combined Accumulator(R) series SAI dated May 1, 2007


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City           State    Zip


                                                                         SAI 13A
                                                                          x01478

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2007 TO THE SUPPLEMENT DATED MAY 1, 2007 TO PROSPECTUSES FOR:



o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.



CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGES -- MAY 29, 2007

     Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.



--------------------------------------------------------------------------------
   Existing Portfolio Name             New Portfolio Name
--------------------------------------------------------------------------------
  EQ/Capital Guardian International   MarketPLUS International Core
--------------------------------------------------------------------------------
  EQ/FI Mid Cap Value                 MarketPLUS Mid Cap Value
--------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies    MarketPLUS Large Cap Growth
--------------------------------------------------------------------------------
  EQ/MFS Investors Trust              MarketPLUS Large Cap Core
--------------------------------------------------------------------------------
  EQ/Small Cap Value                  Multimanager Small Cap Value+
--------------------------------------------------------------------------------
  EQ/Small Company Growth             Multimanager Small Cap Growth+
--------------------------------------------------------------------------------


+ These Portfolios will also be reorganized as Portfolios of the AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of both Portfolios.



In addition to the name changes shown in the table above, the following changes to each portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "Portfolios of the Trusts" under "(2) Investment options" for the New Portfolios, replacing information shown for Existing Portfolios listed above:



------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                                      applicable)
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS International Core   Seeks to achieve long-term growth of capital.   o AXA Equitable
                                                                                  o Mellon Equity Associates LLC
                                                                                  o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Mid Cap Value        Seeks long-term capital appreciation.           o AXA Equitable
                                                                                  o Mellon Equity Associates LLC
                                                                                  o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Growth     Seeks to provide long-term capital growth.      o AXA Equitable
                                                                                  o Marsico Capital Management LLC
                                                                                  o Mellon Equity Associates LLC
------------------------------------------------------------------------------------------------------------------------------


                                                                          x01634
                                                          Inforce Supp fund supp

------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Core       Seeks long-term growth of capital with a secondary   o AXA Equitable
                                  objective to seek reasonable current income. For     o Institutional Capital Corporation LLC
                                  purposes of this Portfolio, the words "reasonable    o Mellon Equity Associates LLC
                                  current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                                                Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                  Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Value    Long-term growth of capital.                         o Franklin Advisory Services, LLC
                                                                                       o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth   Long-term growth of capital.                         o Bear Stearns Asset Management Inc.
                                                                                       o Eagle Asset Management, Inc.
                                                                                       o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------



2.   PORTFOLIO MERGERS -- JULY 9, 2007 AND AUGUST 20, 2007

     Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser(s), for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact a customer service representative referenced in your Prospectus.

     The mergers of the EQ/Capital Guardian U.S. Equity, EQ/Janus Large Cap Growth and EQ/Wells Fargo Montgomery Small Cap Portfolios will occur on or about July 9, 2007. The merger of the EQ/AllianceBernstein Growth and Income Portfolio will occur on or about August 20, 2007.

     Also, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser and there will be a corresponding name change of the Portfolio to EQ/T. Rowe Price Growth Stock Portfolio. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Investment Manager (or
 Replaced (Current) Portfolio        Surviving/New Portfolio           Objective                     Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Growth and   EQ/AllianceBernstein Value        Seeks capital appreciation.    AllianceBernstein L.P.
    Income
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity   EQ/Capital Guardian Research      Seeks to achieve long-term     Capital Guardian Trust Company
                                                                      growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth         EQ/T. Rowe Price Growth Stock     Seeks to achieve long-term     T. Rowe Price Associates, Inc.
                                                                      capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Wells Fargo Montgomery         Multimanager Small Cap Growth     Long-term growth of capital.   o Bear Stearns Asset
    Small Cap                                                                                          Management Inc.
                                                                                                     o Eagle Asset Management, Inc.
                                                                                                     o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------



3.   PORTFOLIO SHARE CLASS CONVERSION

     For certain contracts issued before June 1997, on or about August 6, 2007, contract owners who currently have the EQ/AllianceBernstein Value variable investment option that invests in the corresponding Class IB Portfolio, will have any account value allocated to this option converted to a new variable investment option that invests in the Portfolio's Class IA share class. Following the conversion, the variable investment option that invests in the Class IB share class will no longer be available under these contracts. We will send you a written confirmation detailing the transaction. Please see the applicable Trust prospectus for the Class IA share class for detailed information regarding the Portfolio's operating expenses.

4.   FEE TABLE


     The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Existing and Replaced Portfolios listed above:


------------------------------------------------------------------------------------------------------------------------------------
                                                                            Acquired     Total Annual  Fee Waivers      Net Total
                                                                           Fund Fees       Expenses      and/or          Annual
                                                                         and Expenses      (Before       Expense        Expenses
                                      Management     12b-1      Other     (Underlying      Expense     Reimburse-    (After Expense
 Portfolio Name                          Fees        Fees     Expenses    Portfolios)    Limitations)     ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth++      1.05%         0.25%     0.23%         --              1.53%         0.00%        1.53%
  Multimanager Small Cap Value++       1.03%         0.25%     0.18%         --              1.46%         0.00%        1.46%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock++      0.78%         0.25%     0.14%         --              1.17%        (0.02)%       1.15%
  MarketPLUS International Core++      0.60%         0.25%     0.24%       0.05%             1.14%         0.00%        1.14%
  MarketPLUS Large Cap Core++          0.50%         0.25%     0.23%       0.02%             1.00%        (0.03)%       0.97%
  MarketPLUS Large Cap Growth++        0.50%         0.25%     0.19%       0.02%             0.96%         0.00%        0.96%
  MarketPLUS Mid Cap Value++           0.55%         0.25%     0.18%       0.03%             1.01%         0.00%        1.01%
------------------------------------------------------------------------------------------------------------------------------------



++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.


     The following is added under "Example" replacing the information shown for the Existing and Replaced Portfolios listed above:



----------------------------------------------------------------------------------------------
                                             If you surrender your contract at the
                                               end of the applicable time period
----------------------------------------------------------------------------------------------
                                          1              3              5             10
 Portfolio Name                        year           years          years          years
----------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth   $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
  Multimanager Small Cap Value    $ 1,069.00     $ 1,624.00     $ 2,204.00     $ 3,968.00
----------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock   $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
  MarketPLUS International Core   $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
  MarketPLUS Large Cap Core       $ 1,020.00     $ 1,481.00     $ 1,970.00     $ 3,525.00
  MarketPLUS Large Cap Growth     $ 1,016.00     $ 1,469.00     $ 1,950.00     $ 3,485.00
  MarketPLUS Mid Cap Value        $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          If you annuitize at the end of the
                                          applicable time period and select a
                                          non-life contingent period certain            If you do not surrender your contract
                                          annuity option with less than five              at the end of the applicable time
                                                         years                                          period
------------------------------------------------------------------------------------------------------------------------------------
                                     1         3            5           10             1            3             5            10
 Portfolio Name                    year      years        years        years         year         years         years        years
------------------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth    N/A   $ 1,645.00   $ 2,239.00   $ 4,033.00     $ 376.00    $ 1,145.00    $ 1,939.00  $ 4,033.00
  Multimanager Small Cap Value     N/A   $ 1,624.00   $ 2,204.00   $ 3,968.00     $ 369.00    $ 1,124.00    $ 1,904.00  $ 3,968.00
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock    N/A   $ 1,534.00   $ 2,057.00   $ 3,691.00     $ 338.00    $ 1,034.00    $ 1,757.00  $ 3,691.00
  MarketPLUS International Core    N/A   $ 1,525.00   $ 2,042.00   $ 3,662.00     $ 335.00    $ 1,025.00    $ 1,742.00  $ 3,662.00
  MarketPLUS Large Cap Core        N/A   $ 1,481.00   $ 1,970.00   $ 3,525.00     $ 320.00    $   981.00    $ 1,670.00  $ 3,525.00
  MarketPLUS Large Cap Growth      N/A   $ 1,469.00   $ 1,950.00   $ 3,485.00     $ 316.00    $   969.00    $ 1,650.00  $ 3,485.00
  MarketPLUS Mid Cap Value         N/A   $ 1,484.00   $ 1,975.00   $ 3,535.00     $ 321.00    $   984.00    $ 1,675.00  $ 3,535.00
------------------------------------------------------------------------------------------------------------------------------------


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance
Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007 FOR

o Accumulator(R)                                o Accumulator(R) Elite(SM)
o Income Manager(SM) Accumulator(R)             o Accumulator(R) Elite II(SM)
o Income Manager(SM) Rollover IRA               o Accumulator(R) Plus(SM)
o Accumulator(R) (IRA, NQ, QP)                  o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)                    o Accumulator(R) Select(SM) II


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2007. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                                        2


Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              3

Financial Statements                                                        53

              Copyright 2006 AXA Equitable Life Insurance Company.
    All rights reserved. Accumulator(R) is a registered service mark of AXA
                        Equitable Life Insurance Company.

SAI 13A

                                                                          x01478

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein," formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2006, 2005 and 2004. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $694,578,570 in 2006, $588,734,659 in 2005, and
$567,991,463 in 2004. Of these amounts, AXA Advisors retained $339,484,801, $293,075,553 and $289,050,171, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $694,578,570 for 2006, $561,166,840 for 2005 and $418,189,861 for 2004 as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $88,941,713, $120,349,631 and $57,065,006, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                      (a)
                                      ---  - c
                                      (b)

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2006. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your April 30, 2007 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                             ----------------------------------------------------------
                                                                     2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $13.16     $11.32     $10.62         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               595        286         51         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,595      1,278        688         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.92     $10.40     $10.29         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               343        285        131         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               438        492        237         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.36     $10.59     $10.39         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               456        367        150         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               946        948        426         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $49.78     $45.74     $44.24     $41.25    $35.10
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             2,505      2,919      3,361      3,674     3,926
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,399      1,314      1,132        732       407
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.64     $11.19     $10.63         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             1,913        711        256         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             6,975      4,170      1,617         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $59.64     $57.52     $53.88     $48.73    $35.92
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               220        284        334        375       404
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               467        585        710        812       899
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.50     $11.24     $11.19     $10.92    $10.67
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               797      1,030      1,247      1,242     1,119
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               738        919      1,011      1,187     1,217
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.08     $11.65     $11.04     $ 9.98    $ 7.90
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               346        460        484        378       205
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               360        464        567        383       235
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $32.49     $29.95     $29.46     $27.48    $22.73
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               911      1,125      1,318      1,384     1,316
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             2,099      2,710      3,408      3,959     3,827
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $16.94     $13.70     $12.03     $10.34    $ 7.81
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               524        462        456        377       183
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               762        657        704        494       118
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.33     $11.00     $10.45     $ 9.66    $ 7.64
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               160        181        201        230       166
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               294        268        253        248       169
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 9.64     $ 9.76     $ 9.20     $ 8.74    $ 6.79
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               336        424        449        410       275
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               568        759        801        802       305
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $14.36     $12.20     $11.54     $10.23    $ 7.91
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               512        544        503        429       344
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,027      1,404      1,102        698       384
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                -------------------------------------------------------
                                                                  2001      2000       1999       1998         1997
-----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $40.77         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,511         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           289         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $51.19     $69.35     $81.12     $69.37       $70.28
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           513        595        553        293           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,101      1,253      1,163        939          380
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.74     $23.90     $26.59     $27.96       $29.96
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,516      1,616      1,539        801           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,307      4,697      5,048      4,521        1,256
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                ------------------------------------------------------------
                                                                2006            2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.93       $ 10.11      $  9.45      $  8.58      $  6.20
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            519           629          806          761          429
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            721           863        1,078        1,104          369
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.92       $ 12.30      $ 11.62      $ 10.22      $  7.37
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            535           605          904          765          486
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            779           911        1,203          820          388
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.60       $ 10.01      $  9.12      $  8.81      $  5.66
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            609           854        1,028          278           44
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            737         1,024        1,493          571          264
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $267.14       $244.64      $237.75      $211.19      $143.14
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            687           900        1,044        1,145        1,240
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            876         1,138        1,384        1,588        1,770
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 34.43       $ 29.44      $ 28.28      $ 25.51      $ 19.83
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          3,577         4,575        5,306        5,870        6,485
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            618           841          971          776          383
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.95       $ 18.62      $ 18.65      $ 18.54      $ 18.40
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,287         1,772        2,322        2,993        4,099
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            773         1,100        1,348        1,651        1,739
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.42       $ 15.12      $ 13.29      $ 11.40      $  8.55
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          3,112         3,477        3,816        4,111        3,907
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,019         2,553        2,475        2,639          208
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.99       $  7.13      $  6.28      $  5.88      $  4.84
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          4,248         5,346        6,276        7,382        8,409
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,383         8,379        9,271       10,777       12,339
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.38       $ 15.99      $ 15.89      $ 15.53      $ 15.20
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            353           490          460          434          430
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            459           574          603          631          552
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.17       $ 16.90      $ 15.36      $ 13.66      $  9.83
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,201         1,468        1,733        2,001        2,020
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,532         4,499        5,465        6,324        6,943
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.95       $ 14.99      $ 14.41      $ 12.88      $ 10.14
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          2,657         3,058        3,317        3,362        3,350
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,430         8,002        9,491       10,036       10,473
----------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.50       $ 10.49           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             28            12           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             19             2           --           --           --
----------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.78       $  5.92      $  5.66           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            886           767           87           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            720           983          345           --           --
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                 --------------------------------------------------------------
                                                                   2001          2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $217.65       $247.21       $292.20       $237.18      $186.29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,555         1,775         1,434           550           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           2,160         2,453         2,344         1,542          434
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 25.52       $ 26.28       $ 24.51       $ 20.99           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           7,830         7,903         5,956         1,853           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 17.18       $ 16.14       $ 15.03       $ 15.25           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,288         2,333         2,057           929           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.64       $ 12.74       $ 16.81       $ 12.40           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             737           839           591           166           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.12       $  9.49       $ 11.79            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          10,884        12,132         6,304            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          15,780        17,298         8,614            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.28       $ 16.68       $ 14.88       $ 11.82      $ 12.54
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2,115         2,156         1,264           775           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           8,170         9,189         6,912         6,101        2,521
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.90       $ 11.70       $ 12.10       $ 11.84           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2,847            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          10,569        10,105         9,428         5,696           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  -------------------------------------------------------------
                                                                    2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  9.04      $  8.71      $  8.12      $  7.94      $  6.29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               46           54           55           39           29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              157          557          258          189           89
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.11      $ 12.38      $ 11.94      $ 11.46      $  9.38
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               74           45           19           20           13
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            6,381        8,004        9,529       11,360       13,307
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 14.52      $ 12.35      $ 10.68      $  9.53      $  7.29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              502          525          425          279          133
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,119        3,695        4,078        3,761        3,093
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.07      $ 11.83      $ 11.30      $ 10.33      $  7.97
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,987        2,382        2,835        3,037        3,265
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           10,352       13,004       15,697       17,536       18,971
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.58      $ 11.60      $ 11.10      $ 10.29      $  7.65
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              922        1,079        1,192        1,043          812
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            4,201        5,254        6,079        6,120        5,353
-------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.07      $ 10.40           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              165           56           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              112           18           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.85           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               49           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               94           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 29.97      $ 26.40      $ 25.63      $ 23.57      $ 18.69
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            2,138        2,703        3,163        3,443        3,683
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            6,213        8,100        9,685       10,779       11,356
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.02      $  9.82           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              104            8           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              125           16           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  8.92      $  8.54      $  8.33      $  7.89      $  5.79
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              292          365          431          286          184
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              275          431          573          552          243
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.86      $ 11.69      $ 11.14      $  9.73      $  6.87
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,330        1,652        1,605        1,435          951
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,862        2,752        2,883        2,874        2,717
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 17.55      $ 15.82      $ 14.40      $ 12.39      $  9.42
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,921        2,356        2,500        2,709        2,863
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,465        2,388        2,481        2,639        3,169
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.42           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              222           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              141           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                               ----------------------------------------------------------------
                                                                  2001         2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  8.67            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            10            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             6            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 12.90       $ 17.32       $ 21.35       $ 16.61        $12.35
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        16,512        19,069        17,154        10,072         2,581
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  8.69       $ 11.14       $ 13.96            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,210         3,230         1,477            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.72       $ 11.09       $ 10.61            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           231           174            72            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,208         2,064           982            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.15       $ 10.50       $ 10.28            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           376           298           126            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,372         4,745         2,907            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 24.41       $ 28.18       $ 31.67       $ 26.73        $21.21
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         4,413         4,923            16             2            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        12,941        14,537            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  7.72       $  9.43       $ 10.82            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           161           164           139            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           140           136            91            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  8.54       $ 10.00            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           493            82            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,307           638            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 11.20       $ 10.92       $ 10.53       $ 10.48            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,091         1,080           972           560            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,256           223            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                ---------------------------------------------------------------
                                                                  2006           2005         2004         2003        2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.82             --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              8             --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             14             --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.63        $ 10.50           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            114             54           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             74             17           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 27.50        $ 23.46      $ 22.79           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            191            183           31           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            141            170           72           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.25        $ 11.50           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             82             31           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             78             28           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.36        $  6.38      $  6.02      $  5.44     $  4.39
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            416            569          503          566         552
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            839          1,270        1,149        1,266       1,590
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.07        $ 13.96      $ 13.84      $ 13.48     $ 13.22
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            978          1,222        1,021          985         903
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         10,415          8,972       10,774       12,484      14,961
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.33        $ 13.53      $ 13.20      $ 12.07     $  9.64
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,273          1,142        1,375        1,530       1,663
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,838         13,350       16,352       18,895      21,846
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.38        $ 10.80           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            136             28           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            182             41           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.04        $ 10.00           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            121             93           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            287             55           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.25        $ 10.60           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            119             26           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            490             93           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.74        $ 10.56           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             49             25           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             80             74           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.36        $ 11.15           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            193            240           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            214            210           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.44        $ 15.24      $ 13.95      $ 12.80     $  9.89
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,541          1,644        1,467        1,522         767
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,821          2,123        2,102        2,058       1,041
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  -------------------------------------------------------------
                                                                    2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  6.38      $  8.39           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              575          258           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,490          745           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.23      $ 11.48      $ 10.44      $ 10.76           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           14,916       13,606       12,838        8,661           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.08      $ 13.14      $ 12.47      $ 12.82       $11.52
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,936        2,045        2,057          867           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           25,574       28,008       29,522       24,343        8,113
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.34           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               14           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              155           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                ---------------------------------------------------------------
                                                                 2006         2005         2004         2003          2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $24.18       $20.27       $19.96      $ 18.30       $ 14.14
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,213        2,721        3,230        3,348         3,538
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,960        3,782        4,699        4,955         5,160
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $22.90       $18.47       $16.89      $ 14.08       $ 11.14
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,280        1,346        1,244        1,181         1,196
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,421        7,759        9,124       10,329        12,054
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $15.09       $14.19       $13.19      $ 11.88       $  9.31
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,809        3,663        4,453        5,082         5,638
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,280        6,697        8,228        9,491        10,806
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.58       $ 9.49       $ 8.98      $  8.17       $  6.79
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           411          551          635          715           776
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,675        4,802        5,835        6,684         6,910
-------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $29.41       $28.53       $28.18      $ 28.34       $ 28.57
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,040        1,076        1,221        1,537         2,299
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,410        2,619        2,938        3,834         5,633
-------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 4.91       $ 4.61       $ 4.43           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           136          143            3           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            28           47           20           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.71           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            50           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            92           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.09           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             8           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            34           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.93           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            17           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            10           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.10           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             9           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.84       $ 9.93           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           330          253           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           431          308           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.23       $ 9.98           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           174           76           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           185           57           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $19.67       $17.17       $16.63      $ 14.39       $ 10.62
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           761          919          986          840           665
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,861        5,204        6,654        7,289         7,825
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                ---------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.20       $ 16.52       $ 14.98       $ 12.76       $11.60
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          3,681         3,305         2,567         1,009           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          5,603         5,888         5,766         4,389        1,182
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.55       $ 17.50       $ 20.23       $ 12.80       $10.86
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         14,032        15,833        13,783        10,607        4,609
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.37       $ 22.09       $ 27.59       $ 16.10       $12.13
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          7,229         8,254         6,114         1,942           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         13,726        16,073        13,671         9,117        3,327
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.71       $ 10.51       $ 10.72            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            948         1,014           550            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          8,228         8,940         6,033            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.61       $ 28.00       $ 26.78       $ 25.92       $25.00
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          2,501         1,860         2,900         1,566           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,273         5,065         7,278         5,158        1,153
-------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.50       $ 10.76       $  9.20       $  9.17           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          7,755         7,215         6,774         4,733           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 --------------------------------------------------------------
                                                                  2006         2005         2004          2003         2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.79       $ 8.09       $ 7.63            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            286          189           68            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            259          287           29            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $17.14       $14.76       $14.35        $12.36       $ 8.59
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            793          914        1,073         1,030          859
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,660        2,139        2,622         3,320        2,817
-------------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $16.51       $17.43       $16.99            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             45           46           10            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            145          160           17            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.76           --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             61           --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             98           --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.25       $ 5.55       $ 5.16            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            193          114           14            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            177          169           41            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.92       $10.43           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            251          156           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            350          250           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $18.85       $13.94       $10.64        $ 8.72       $ 5.67
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,993        2,131        1,948         1,871        1,807
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,967        3,667        3,845         4,287        3,992
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $13.34       $12.37           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             74           68           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            109           49           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.28       $11.90       $11.36            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            131            7           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            117           15           --            --           --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                  -------------------------------------------------------------
                                                                    2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $11.01        $10.94        $11.48        $ 9.64         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             899           989           756           284         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,131         3,340         2,922         1,610         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 6.11        $ 6.53        $11.04        $ 5.72         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,765         2,063         1,267           177         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           4,501         4,990         3,859         1,805         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                                    -----------------------------------
                                                                       2006         2005         2004
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 13.09       $11.28       $10.60
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 265          106           40
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               6,793          342          120
-------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 10.85       $10.36       $10.27
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 334          254          140
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,202          501          286
-------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 11.29       $10.55       $10.38
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 429          360          137
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               2,537          671          279
-------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 47.71       $43.93       $42.57
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                2045        2,273        2,498
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               3,387          762          659
-------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 12.57       $11.15           --
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                2127          788           --
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              22,340        2,035           --
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 57.17       $55.24       $51.85
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  62           76           88
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 171          172          181
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 11.39       $11.14       $11.13
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                1341        1,555        1,721
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,474        1,199        1,470
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 11.96       $11.56       $10.98
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 427          462          473
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 696          453          565
-------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 31.19       $28.82       $28.41
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 896        1,045        1,146
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,654        1,626        1,924
-------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 16.77       $13.59       $11.96
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 569          462          473
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,168          480          411
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 12.21       $10.92       $10.39
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 302          332          382
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 346          269          397
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $  9.54       $ 9.68       $ 9.15
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 512          600          712
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 999          613          930
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 14.21       $12.10       $11.47
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 606          636          613
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,285          919          809
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                 ------------------------------------------------
                                                                  2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $39.77        $33.91        $39.47            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          2,668         2,816         1,417            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            461           279           110            --
-----------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $46.99        $34.70        $49.56        $67.28
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             99           102           118            36
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            211           241           249           106
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.88        $10.65            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,778         1,483            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,625         1,594            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.94        $ 7.88            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            420           347            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            375           264            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $26.55        $22.00        $23.03        $23.23
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,144         1,013           696           145
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,218         1,906         1,632           432
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.30        $ 7.79            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            456           346            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            323           108            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.62        $ 7.63            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            403           338            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            296           201            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.71        $ 6.77            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            701           571            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            759           424            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.18        $ 7.89            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            560           565            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            635           503            --            --
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
-----------------------------------------------------------------------------------------------------
                                                                  2006           2005          2004
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.82        $ 10.03       $  9.40
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            807            975         1,099
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            884            663           773
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.78        $ 12.20       $ 11.54
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            656            774           995
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            838            550           720
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.49        $  9.93       $  9.07
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1590          1,869         2,185
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,459          2,792         3,478
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $250.91        $230.23       $224.21
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            361            422           469
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            361            370           430
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 33.51        $ 28.72       $ 27.65
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3490          4,120         4,595
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            743            557           589
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.35        $ 18.07       $ 18.13
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2414          2,944         3,603
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            747            873         1,061
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.99        $ 14.79       $ 13.03
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3446          3,745         3,983
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,983          1,000         1,008
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.88        $  7.03       $  6.21
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           4038          4,648         5,347
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          7,569           9.117       10,421
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 15.95        $ 15.60       $ 15.54
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            389            490           489
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            630            455           480
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.82        $ 16.60       $ 15.12
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2275          2,668         3,054
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,922          1,979         2,313
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.62        $ 14.75       $ 14.21
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3035          3,256         3,414
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          5,695          5,091         5,823
-----------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.34        $ 10.36            --
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             15              4            --
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            100             --            --
-----------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                       10.96             --            --
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            255             --            --
-----------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.67        $  5.84       $  5.59
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            620            632            71
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,207            536           306
-----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                 -----------------------------------------------
                                                                   2003        2002          2001          2000
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.54     $  6.19            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,103         768            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             720         427            --            --
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.18     $  7.35            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             827         678            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             545         364            --            --
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.77     $  5.65            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             284         150            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             278         386            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $199.56     $135.53       $206.51       $235.03
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             489         510           468           217
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             484         521           499           204
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 24.98     $ 19.46       $ 25.10       $ 25.90
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           5,025       5,500         4,363         1,223
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             535         298            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.07     $ 17.97       $ 16.81       $ 15.83
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           4,546       5,993         2,919           269
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,357       1,226            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.20     $  8.42       $  9.51       $ 12.60
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           4,195       3,915           702           389
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,052         135            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.82     $  4.80       $  7.08       $  9.46
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           6,234       6,946         6,887         3,355
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          11,828      13,521        14,217         6,200
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.21     $ 14.92            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             495         429            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             519         474            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.48     $  9.71       $ 14.14       $ 16.56
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,346       3,468         2,681           825
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           2,809       3,037         2,971         1,248
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.72     $ 10.04       $ 11.80       $ 11.63
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,447       3,347         1,416            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           6,106       6,520         4,851         1,119
----------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                                       -----------------------------------------
                                                                        2006            2005            2004
----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $ 8.91          $ 8.60          $ 8.03
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   52              53              30
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  147              65              88
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.86          $12.16          $11.75
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   86              60              25
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                2,540           2,470           2,815
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $14.30          $12.18          $10.56
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  355             366             328
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                2,904           2,599           2,863
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.87          $11.67          $11.18
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 1219           1,450           1,594
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                4,914           5,540           6,418
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.39          $11.44          $10.97
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 1149           1,339           1,430
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                3,680           3,879           4,473
----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $11.04          $10.38              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  178              53              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  382              65              --
----------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $10.84              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   35              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  665              --              --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $29.20          $25.77          $25.07
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 1200           1,369           1,508
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                3,534           3,726           4,345
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $ 9.92          $ 9.74              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   85               4              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  455               9              --
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $ 8.78          $ 8.42          $ 8.23
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  432             488             647
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  319             349             400
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.70          $11.56          $11.04
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 2486           2,857           3,046
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                4,317           4,297           4,997
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $17.21          $15.54          $14.18
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 3415           3,954           4,357
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                3,215           3,279           3,574
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $10.42              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  200              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                1,076              --              --
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                -------------------------------------------------
                                                                 2003           2002         2001           2000
-----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 7.87        $ 6.25        $ 8.63             --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            38            35             3             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           101            79            19             --
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.44        $ 7.23        $ 8.65         $11.10
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           238           100            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,832         2,786         2,530          1,050
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.23        $ 7.91        $10.66         $11.05
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,685         1,728           283            110
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,957         7,543         2,052            628
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.19        $ 7.59        $10.10         $10.47
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,359         1,058           339            110
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,616         4,470         3,790          1,311
-----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.10        $18.36        $24.03         $27.79
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,538         1,539         1,082            421
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,750         5,020         4,534          1,524
-----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 7,80        $ 5.74        $ 7.67         $ 9.39
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           514           419           233             39
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           500           378           182             47
-----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.67        $ 6.84        $ 8.52         $ 9.99
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         3,156         2,863         1,550             58
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,343         5,392         4,418            609
-----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $12.22        $ 9.32        $11.09         $10.84
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         4,738         5,068         2,457             70
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,783         4,067         3,015            198
-----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                                -----------------------------------
                                                                  2006          2005          2004
---------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------
 Unit value                                                     $10.82            --            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12            --            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           153            --            --
---------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------
 Unit value                                                     $11.59        $10.49            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           116            33            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           425            11            --
---------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------
 Unit value                                                     $26.49        $22.64        $22.05
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           148           129            30
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           519           111            63
---------------------------------------------------------------------------------------------------
EQ/International Growth
---------------------------------------------------------------------------------------------------
 Unit value                                                     $14.20        $11.48            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            39            --            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           310             5            --
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------
 Unit value                                                     $ 6.28        $ 6.31        $ 5.97
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1460         1,734         1,916
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,487         5,127         5,897
---------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------
 Unit value                                                     $14.07        $13.73        $13.65
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,359         1,399         1,172
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,950         8,015         8,979
---------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------
 Unit value                                                     $15.76        $13.30        $12.99
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           415           466           509
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,048         4,589         5,234
---------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------
 Unit value                                                     $11.19        $10.64            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            63            20            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           738           113            --
---------------------------------------------------------------------------------------------------
EQ/Long Term Bond
---------------------------------------------------------------------------------------------------
 Unit value                                                     $10.01        $ 9.99            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           145           108            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           567            --            --
---------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------
 Unit value                                                     $12.21        $10.58            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           124            16            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           501            58            --
---------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------
 Unit value                                                     $11.70        $10.55            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            30             5            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           138            45            --
---------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------
 Unit value                                                     $12.32        $11.13            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           117           140            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           531           120            --
---------------------------------------------------------------------------------------------------
EQ/Marsico Focus
---------------------------------------------------------------------------------------------------
 Unit value                                                     $16.26        $15.11        $13.86
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1408         1,386         1,261
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,666         1,390         1,251
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                             -----------------------------------------------
                                                                2003         2002        2001         2000
------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  5.41       $  4.36       $ 6.36       $ 8.39
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       2,241         2,509        1,651          182
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       6,804         7,940        7,216        1,134
------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 13.32       $ 13.09       $12.13       $11.41
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,191         1,232           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      10,672        12,695        8,943        1,427
------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 11.90       $  9.53       $11.97       $13.04
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         568           620          398           80
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       6,009         6,939        6,123        1,419
------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.74       $  9.87       $11.33           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,331           616           32           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       1,338           701           89           --
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                     ---------------------------------------
                                                                      2006          2005          2004
------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $23.71        $19.92        $19.65
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1927         2,336         2,719
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,301         1,147         1,430
------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $22.46        $18.15        $16.63
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1158         1,158         1,121
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              3,580         3,145         3,356
------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $14.80        $13.94        $12.99
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1228         1,421         1,652
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,090         2,422         2,867
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.41        $ 9.36        $ 8.87
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                412           507           599
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              4,130         4,965         5,788
------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $27.92        $27.14        $26.87
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1184         1,196         1,317
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,933         1,954         2,306
------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 4.83        $ 4.54        $ 4.38
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 62            58             3
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                155            14             6
------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.70            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 47            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                623            --            --
------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $11.09            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 17            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                227            --            --
------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.92            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  6            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                158            --            --
------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------
 Unit value                                                           11.09            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  9            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                186            --            --
------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.81        $ 9.92            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                337           248            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,202           300            --
------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.20        $ 9.97            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                140            80            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                205            25            --
------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $19.31        $16.89        $16.39
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                683           796           837
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,465         2,629         3,013
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                   -----------------------------------------------
                                                                    2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.05        $13.98        $17.04        $16.40
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            2,785         2,900         1,793           275
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,339         1,334         1,071           299
------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.89        $11.02        $13.42        $17.37
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,114         1,121            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,673         4,227         4,268         2,110
------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.72        $ 9.20        $14.23        $21.92
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,886         2,080         2,260         1,301
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,344         3,796         4,345         2,112
------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.08        $ 6.73        $ 8.66        $10.47
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              642           706           584           298
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            6,613         7,231         7,160         2,262
------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.08        $27.35        $27.44        $26.91
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,572         2,248         2,060           571
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,186         4,967         4,110           826
------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.22        $10.51        $12.39        $10.69
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              707           482            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,182         3,460         2,447           588
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                                   -----------------------------------
                                                                     2006          2005          2004
------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 8.65        $ 7.97        $ 7.53
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               218           117            30
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               627           195            11
------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------
 Unit value                                                         $16.83        $14.52        $14.15
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               681           710           783
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,231           854         1,001
------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------
 Unit value                                                         $15.90         16.83        $16.44
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                27            41             9
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                71            15            --
------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.75            --            --
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                39            --            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               531            --            --
------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 6.15        $ 5.47        $ 5.10
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               158           107            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               424           102             6
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.88        $10.41            --
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               142            85            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               900           131            --
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------
 Unit value                                                         $18.50        $13.71        $10.48
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1689         1,667         1,556
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             2,602         1,632         1,515
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------
 Unit value                                                         $13.29        $12.36            --
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                44            35            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               361            40            --
------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------
 Unit value                                                         $14.24        $11.89        $11.36
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               114             8            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               407             5             1
------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 --------------------------------------------
                                                                  2003        2002         2001         2000
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.21      $ 8.50       $10.92       $10.87
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            789         660          361          106
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,152         974          825          270
-------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.61      $ 5.61       $ 6.06       $ 6.49
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,439       1,441        1,014          541
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,462       1,464        1,482          881
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            ---------------------------------------------------
                                                              2006       2005       2004       2003        2002
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 13.07     $11.26     $10.59         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        189         92         24         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      3,308      1,298        726         --         --
---------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 10.84     $10.35     $10.27         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        190        168         63         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,508      1,073        686         --         --
---------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 11.28     $10.54     $10.37         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        462        397        279         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,741      1,299        787         --         --
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 47.21     $43.48     $42.17     $39.41     $33.62
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,195      1,301      1,400      1,489      1,564
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      3,955      4,167      3,907      2,733        598
---------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 12.55     $11.14     $10.61         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,043        408        180         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)     11,247      7,926      3,664         --         --
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 56.56     $54.68     $51.36     $46.56     $34.41
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         53         62         74         79         66
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        292        331        388        429        338
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 11.36     $11.12     $11.11     $10.87     $10.64
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        915      1,033      1,124      1,240      1,234
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      6,686      7,527      8,293      8,217      3,282
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 11.94     $11.53     $10.96     $ 9.93     $ 7.88
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        223        269        301        265        189
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,865      2,078      2,231      1,758        398
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 30.88     $28.55     $28.15     $26.32     $21.83
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        475        558        647        634        511
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      3,798      4,585      5,526      5,467      2,248
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 16.73     $13.57     $11.94     $10.29     $ 7.79
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        377        423        460        371        286
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      2,676      2,300      2,160      1,684        553
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 12.18     $10.89     $10.37     $ 9.61     $ 7.62
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        175        208        255        249        213
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,745      1,956      2,038      1,850        635
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $  9.52     $ 9.66     $ 9.13     $ 8.70     $ 6.77
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        355        356        384        385        283
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      4,202      4,551      4,852      4,258      1,299
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 14.18     $12.07     $11.46     $10.17     $ 7.89
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        326        300        304        297        292
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      4,325      4,766      4,712      3,848      1,272
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                  ---------------------------------------------------
                                                                   2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $39.15         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,005         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              97         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $49.16     $66.77     $78.30     $67.13     $68.19
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              73         65         16         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             402        420        141         16         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $22.86     $23.07     $25.73     $27.12     $29.13
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             500        219         35         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,835      1,211        574        170          2
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                              --------------------------------------------------------
                                                                2006         2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.79      $ 10.01     $  9.38     $  8.53     $  6.18
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          402          460         503         538         344
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        4,520        5,281       6,078       5,628       1,488
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.75      $ 12.18     $ 11.53     $ 10.17     $  7.35
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          386          425         575         467         381
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,885        4,432       5,059       3,927       1,262
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.46      $  9.91     $  9.05     $  8.76     $  5.65
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          889        1,089       1,346         281          96
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,343        4,090       4,725       1,117         205
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $247.00      $226.77     $220.94     $196.75     $133.70
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          200          244         275         301         314
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          490          586         683         689         581
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 33.29      $ 28.54     $ 27.49     $ 24.85     $ 19.37
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,654        1,975       2,231       2,534       2,830
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        2,676        3,197       3,420       3,013       1,002
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 18.20      $ 17.94     $ 18.01     $ 17.95     $ 17.86
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,493        1,833       2,200       2,818       3,868
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        2,358        2,881       3,326       3,448       2,501
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.88      $ 14.71     $ 12.97     $ 11.15     $  8.38
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,534        1,664       1,745       1,928       1,910
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        4,168        4,498       4,337       4,026         604
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  6.86      $  7.01     $  6.19     $  5.81     $  4.79
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        2,322        2,818       3,283       3,962       4,522
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       11,991       14,352      15,822      17,115      16,550
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 15.84      $ 15.50     $ 15.45     $ 15.13     $ 14.85
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          243          296         279         282         347
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        2,329        2,753       2,951       3,122       1,064
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.73      $ 16.53     $ 15.07     $ 13.43     $  9.69
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          908        1,100       1,230       1,362       1,384
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,069        3,839       4,346       4,534       3,377
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.54      $ 14.69     $ 14.16     $ 12.68     $ 10.01
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,465        1,617       1,814       1,839       1,712
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       13,777       15,585      17,155      15,959       8,615
----------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.33      $ 10.36          --          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           17            5          --          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           99           53          --          --          --
----------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.69      $ 10.71          --          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          669        1,084          --          --          --
----------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  6.64      $  5.82     $  5.57          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          421          387          56          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          907        1,277         370          --          --
----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              -----------------------------------------------------------
                                                                2001          2000        1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $203.81      $232.08      $275.01      $223.79      $176.22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          380          310           66           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          661          618          255           35            1
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 25.00      $ 25.80      $ 24.13           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        3,407        1,662          342           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 16.72      $ 15.75      $ 14.70           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        2,545          486           59           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  9.48      $ 12.56      $ 16.61           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          404          302           38           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  7.07      $  9.45      $ 11.77           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        5,608        4,909        1,112           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       18,765       17,412        5,630           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 14.11      $ 16.53      $ 14.78      $ 11.77      $ 12.52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,276          718           30           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,423        3,189          818          211           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.78      $ 11.61      $ 12.04      $ 11.81           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,138           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        6,000        3,700        1,532          315           --
-------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                                -----------------------------------------------------------
                                                                  2006         2005         2004         2003        2002
---------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.87      $  8.57      $  8.01      $  7.86      $ 6.24
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             10           10           11           25          38
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            367          468          498          478         128
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.80      $ 12.11      $ 11.71      $ 11.27      $ 9.24
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            134           45           29           39          16
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,547        2,581        2,715        2,971       2,171
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.24      $ 12.14      $ 10.53      $  9.42      $ 7.22
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            235          191          193          146          59
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          9,957       11,032       11,933       10,611       5,973
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.82      $ 11.63      $ 11.14      $ 10.21      $ 7.89
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            654          775          867          896         961
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          9,568       11,228       12,694       12,682       9,408
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.34      $ 11.40      $ 10.94      $ 10.17      $ 7.57
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            545          703          805          770         643
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         12,120       14,266       15,720       14,963       8,308
---------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.03      $ 10.38           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            108           40           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            247          113           --           --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.84           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             33           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            332           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 29.01      $ 25.62      $ 24.94      $ 22.99      $18.28
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            723          864          968        1,030       1,042
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          8,474       10,127       11,584       11,512       7,152
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.92      $  9.74           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             61            4           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            471           36           --           --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.74      $  8.39      $  8.20      $  7.79      $ 5.73
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            157          190          242          184         143
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,731        2,184        2,500        2,016         424
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.66      $ 11.53      $ 11.02      $  9.65      $ 6.83
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,207        1,413        1,558        1,665       1,471
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          8,561       10,309       11,422       10,509       4,322
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.13      $ 15.47      $ 14.13      $ 12.18      $ 9.29
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,391        1,673        1,805        2,005       2,145
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,178        7,278        7,736        7,229       3,714
---------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.42           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            120           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            730           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                -----------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.62           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             6           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            13           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $12.75       $17.16       $21.20       $16.54       $12.33
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,221        1,658          576          282           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.64       $11.09       $13.93           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,697        5,514        1,286           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.65       $11.04       $10.60           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           166          112           13           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,151        2,953          987           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.09       $10.46       $10.26           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           337          155           31           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,886        5,538        2,436           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.93       $27.69           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,038          734           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,601        6,057           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 7.66       $ 9.38       $10.80           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            90           17            8           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           141           78            6           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.51       $ 9.99           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           932          126           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,644          617           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.07       $10.82       $10.45           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,487           87           18           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,090          251           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                   ----------------------------------------------------------
                                                                     2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 10.81           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 7           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                51           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.58      $ 10.49           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                44           19           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               268          107           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 26.24      $ 22.44      $ 21.86           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               102           89           21           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               291          339           74           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 14.19      $ 11.48           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                24            3           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               273           98           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  6.26      $  6.29      $  5.96      $  5.40     $  4.36
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               876          970        1,047        1,206       1,333
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             5,400        6,287        6,714        6,805       4,722
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 14.01      $ 13.68      $ 13.60      $ 13.28     $ 13.05
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               924          943          748          804         702
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            12,428       14,021       15,208       16,175      13,419
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.68      $ 13.24      $ 12.94      $ 11.86     $  9.51
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               281          306          338          377         359
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             4,115        4,803        5,325        5,701       4,777
-----------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.18      $ 10.63           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                63            6           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               784          195           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 10.00      $  9.98           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                64           55           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               390          431           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.20      $ 10.58           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                83           13           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               502          135           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.69      $ 10.54           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                22           21           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               166          132           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.31      $ 11.13           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               115          102           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                19          490           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 16.22      $ 15.07      $ 13.84      $ 12.72     $  9.86
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               745          712          676          685         427
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            10,192       11,276       11,463       10,296       2,423
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  -----------------------------------------------------------
                                                                    2001        2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  6.36      $ 8.39           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,187         295           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,856       1,315           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.10      $11.40       $10.39       $10.73           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           10,537       5,112        2,026          379           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.94      $13.02       $12.39       $12.76       $11.50
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              287         124           12           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            4,156       1,755          978          714           17
-----------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.33          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               24          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               78          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.60       $19.83       $19.58       $17.99       $13.94
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           917        1,046        1,213        1,296        1,419
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,644        4,227        4,909        4,335        2,235
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $22.35       $18.07       $16.57       $13.84       $10.98
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           514          514          468          487          498
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,311        4,992        5,077        5,316        3,555
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.72       $13.88       $12.94       $11.68       $ 9.18
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           791          957        1,142        1,345        1,556
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,075        3,566        4,258        4,710        4,661
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.37       $ 9.33       $ 8.84       $ 8.07       $ 6.72
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           298          328          421          474          474
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,684        7,849        8,941        9,707        8,237
---------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $27.57       $26.81       $26.55       $26.78       $27.06
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,177        1,247        1,478        1,911        2,863
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,996        4,058        4,693        6,370        9,288
---------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 4.81       $ 4.53       $ 4.36           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            29           44            3           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           206          172           19           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.70           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            23           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           372           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.09           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            61           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.92           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            21           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.09           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            14           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            30           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.80       $ 9.92           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           206          120           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,411          848           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.19       $ 9.96           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           104           26           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           593          132           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $19.22       $16.83       $16.33       $14.17       $10.49
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           395          502          499          370          275
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,693        6,888        7,850        7,354        5,021
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 ----------------------------------------------------------
                                                                   2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 17.00      $16.37      $14.88      $12.71      $11.58
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,305         431         163          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,559       1,079         173          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.39      $17.34      $20.10      $12.75      $10.84
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,126       2,033         771         422           4
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.20      $21.88      $27.40      $16.03      $12.11
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,966       1,834         383          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           5,707       5,759       1,680         200           2
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.64      $10.45      $10.70          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             543         359         103          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           8,655       7,052       2,906          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 27.16      $26.65      $25.55      $24.80      $23.98
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,954       1,882         549          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          13,759          --       9,875       5,805         349
---------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.37      $10.68      $ 9.15      $ 9.14          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,274       2,109          98         344          --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                               ---------------------------------------------------------
                                                                 2006        2005        2004         2003        2002
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.61      $ 7.94      $ 7.51           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           125          61          11           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           605         410          22           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $16.75      $14.46      $14.10       $12.18      $ 8.48
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           323         325         378          358         240
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,912       3,372        3.996       4,084       1,913
------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $15.76      $16.68      $16.30           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12          13           2           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           104         146          19           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      10.75          --          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            28          --          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           298          --          --           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 6.12      $ 5.45      $ 5.08           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            69          33           4           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           397         286          69           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.87      $10.41          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           129          40          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           647         410          --           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $18.41      $13.65      $10.45       $ 8.58      $ 5.59
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           929         929         860          837         857
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,518       5,043       4,587        4,232       2,823
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $13.28      $12.35          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            30          33          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           322         172          --           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.22      $11.88      $11.36           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            50           6          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           168          40           1           --          --
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 -------------------------------------------------------
                                                                  2001        2000         1999         1998        1997
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.90      $10.86       $11.42       $9.61         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            239         113           23          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,535       1,382          522         211         --
------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.04      $ 6.47       $10.97       $5.70         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            821         715          126          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,043       2,958          962         203         --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
                                                    -------------------------------------------------------------
                                                      2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 13.22      $ 11.35       $ 10.63           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,827        1,271           728           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 10.96      $ 10.43       $ 10.31           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,143          397           373           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 11.41      $ 10.62       $ 10.41           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,249          849           695           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 51.39      $ 47.15       $ 45.53      $ 42.39      $ 36.01
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,475        4,798         5,029        4,208        1,221
-----------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 12.70      $ 11.22       $ 10.65           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  8,825        5,795         3,138           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 61.57      $ 59.29       $ 55.46      $ 50.07      $ 36.85
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    238          264           269          265          161
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 11.59      $ 11.30       $ 11.24      $ 10.96      $ 10.69
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 10,117       11,139        12,384       12,153        4,285
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 12.17      $ 11.72       $ 11.09      $ 10.01      $  7.91
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,342        3,665         3,994        3,394          929
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 33.49      $ 30.83       $ 30.28      $ 28.20      $ 23.29
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,901        4,366         4,900        4,511          903
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 17.07      $ 13.79       $ 12.09      $ 10.38      $  7.82
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,610        3,367         3,660        3,008          923
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 12.42      $ 11.07       $ 10.50      $  9.69      $  7.65
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  2,469        2,709         2,980        2,952        1,004
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  9.71      $  9.82       $  9.24      $  8.77      $  6.80
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,513        5,006         6,362        5,953        2,130
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 14.47      $ 12.27       $ 11.60      $ 10.26      $  7.92
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  5,608        6,137         6,199        5,210        1,722
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 11.01      $ 10.17       $  9.50      $  8.60      $  6.21
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  6,249        7,050         8,108        7,657        2,602
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 14.03      $ 12.38       $ 11.67      $ 10.25      $  7.38
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,691        5,098         5,827        5,443        1,889
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 10.68      $ 10.07       $  9.16      $  8.83      $  5.67
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  2,567        2,975         3,498        1,530          306
-----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $279.98      $256.01       $248.43      $220.33      $149.11
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    463          545           613          548          222
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                     --------------------------------------------------------------------
                                                        2001       2000        1999         1998        1997        1996
-------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 52.44     $ 70.94     $ 82.86      $ 70.74     $ 71.57     $ 65.53
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     153         185         213          266         279           9
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 24.29     $ 24.42     $ 27.13      $ 28.48     $ 30.46     $ 26.09
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     221         260         329          422         439          24
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $226.39     $256.74     $303.01      $245.58     $192.60     $151.23
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     154         188         205          230         240           8
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                 ------------------------------------------------------------
                                                                   2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 35.13      $ 29.99       $ 28.77      $ 25.91       $20.11
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               4,147        4,757         5,149        5,046        1,615
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 19.41      $ 19.05       $ 19.04      $ 18.91       $18.73
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               3,131        3,491         4,043        4,619        1,850
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.75      $ 15.37       $ 13.49      $ 11.55       $ 8.65
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               5,626        5,792         5,816        5,125        1,285
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.07      $  7.20       $  6.34      $  5.92       $ 4.86
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               5,507        5,789         6,068        5,986        2,292
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.71      $ 16.29       $ 16.17      $ 15.77       $15.42
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               3,669        4,057         4,383        4,326        1,432
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.44      $ 17.12       $ 15.54      $ 13.80       $ 9.91
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               3,494        3,815         4,124        4,091        1,279
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.20      $ 15.17       $ 14.56      $ 12.99       $10.22
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              13,475       14,461        15,533       14,531        4,578
-----------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.39      $ 10.37            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  79            9            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.82      $ 10.79       $ 10.16           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 691        1,352           339           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.86      $  5.99       $  5.71           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               1,698        1,681           216           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.14      $  8.79       $  8.18      $  8.00       $ 6.33
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 625          723           782          744          182
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.31      $ 12.54       $ 12.08      $ 11.58       $ 9.46
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               1,982        2,062         2,149        2,153          710
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.69      $ 12.47       $ 10.78      $  9.60       $ 7.33
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               6,892        7,621         8,017        6,516        1,628
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.23      $ 11.95       $ 11.40      $ 10.41       $ 8.01
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               6,465        7,166         8,080        7,741        2,252
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.73      $ 11.72       $ 11.19      $ 10.36       $ 7.69
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              11,985       13,164        14,528       13,433        2,981
-----------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.10      $ 10.41            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 436          161            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.85           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 302           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 30.57      $ 26.88       $ 26.06      $ 23.92       $18.94
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               7,331        8,383         9,053        8,439        2,393
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                                -----------------------------------------------------------------
                                                                 2001        2000         1999         1998        1997      1996
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.15      $ 9.52       $11.80           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 89         114           79           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.38      $16.78       $14.94       $11.85      $12.55      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                105         191           50          102          89      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.97      $11.75       $12.13       $11.86          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                114          54           46           22          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.70          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $13.00      $17.41       $21.43       $16.65      $12.37      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                193         235          245          160         124      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.73      $11.17       $13.97           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 26          23           15           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.76      $11.12       $10.62           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 17          10            3           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.20      $10.53       $10.29           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 59           8            7           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $24.71      $28.47           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 71          78           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                  ----------------------------------------------------------------
                                                    2006          2005           2004          2003         2002
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $  9.97       $  9.75             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  493            38             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $  9.03       $  8.63        $  8.40       $  7.95       $ 5.82
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                2,218         2,770          3,237         2,600          551
------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.98       $ 11.78        $ 11.21       $  9.78       $ 6.89
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               11,305        12,783         13,609        12,491        2,799
------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 17.81       $ 16.03        $ 14.57       $ 12.51       $ 9.51
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                8,423         8,724          9,029         8,508        3,161
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.43            --             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  664            --             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.83            --             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   78            --             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.66       $ 10.51             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  321            81             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 28.28       $ 24.09        $ 23.37            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  341           297             62            --           --
------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.29       $ 11.51             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  240            40             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $  6.43       $  6.43        $  6.06       $  5.47       $ 4.40
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                4,810         5,457          5,744         5,658        2,123
------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.53       $ 14.13        $ 13.99       $ 13.60       $13.32
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               10,809        11,494         11,977        11,974        3,674
------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 16.31       $ 13.71        $ 13.35       $ 12.19       $ 9.73
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                3,079         3,795          3,942         3,680        1,342
------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.24       $ 10.64             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  605            93             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.07       $ 10.01             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  370           139             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.29       $ 10.61             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  438            94             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.77       $ 10.57             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  117            54             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.40       $ 11.16             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  597           444             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 16.57       $ 15.34        $ 14.02       $ 12.84       $ 9.91
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               13,414        14,341         14,238        13,403        2,875
------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                        -----------------------------------------------------------------------
                                                         2001         2000          1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 8.56       $10.00           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        19            7           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $11.28       $10.98           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        37            9           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 6.39       $ 8.40           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        20           29           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $12.30       $11.04       $10.47        $10.77           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       280           14          139            98           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $12.16       $13.21       $12.52        $12.85       $11.53         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       324          341          423           506          383         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $11.35           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                         2           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                       -----------------------------------------------------------
                                                        2006         2005          2004         2003         2002
------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $24.54       $20.54        $20.19       $18.49       $14.26
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    4,984        5,635         6,364        5,670        1,591
------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $23.23       $18.71        $17.09       $14.22       $11.24
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    4,607        4,933         4,781        4,396        1,445
------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $15.31       $14.38        $13.35       $12.00       $ 9.39
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,300        1,516         1,558        1,506          496
------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.71       $ 9.60        $ 9.06       $ 8.23       $ 6.83
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    3,293        3,821         4,211        4,026          993
------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $30.57       $29.61        $29.20       $29.33       $29.52
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,365        1,411         1,417        1,972        1,554
------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 4.96       $ 4.66        $ 4.47           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      143          137            13           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.71           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      372           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $11.10           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      135           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.94           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       12           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $11.10           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       20           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 9.86       $ 9.94            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,522        1,269            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.26       $ 9.99            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      356          189            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $19.94       $17.38        $16.80       $14.55       $10.70
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    6,898        7,963         8,796        8,124        2,322
------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 8.90       $ 8.17        $ 7.70           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      680          554            19           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $17.38       $14.94        $14.50       $12.48       $ 8.66
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    3,525        3,854         4,174        3,847        1,053
------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $16.98       $17.90        $17.42           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       96           88            19           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.76           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      237           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 6.32       $ 5.61        $ 5.21           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      473          215            12           --           --
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                      ----------------------------------------------------------------
                                                       2001       2000       1999         1998       1997       1996
----------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $13.65     $17.60     $20.32       $12.83     $10.87         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     154        182        199          190        187         --
----------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $14.47     $22.21     $27.70       $16.14     $12.14         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     147        214        227          176        149         --
----------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 8.75     $10.54     $10.74           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      77         42         31           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $29.51     $28.84     $27.54       $26.62     $25.64     $24.68
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     256        266        360          329        359        127
----------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $12.57     $10.81     $ 9.23       $ 9.18         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     111         41         20           26         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.07     $10.99     $11.51       $ 9.65         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      23         18         18           18         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                 ----------------------------------------------------------------
                                                  2006        2005        2004         2003      2002       2001
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $11.95      $10.44          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                811         393          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $19.12      $14.12      $10.76      $  8.81     $5.72      $6.15
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)              4,088       4,095       3,531       27,090       737         43
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $13.37      $12.39          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                320         133          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $14.32      $11.92          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                238          25          --           --        --         --
-----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                  --------------------------------------------------------
                                                   2000         1999         1998         1997        1996
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------
 Unit value                                          --            --          --          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 --            --          --          --          --
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                       $6.56        $11.08       $5.73          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 55            52          16          --          --
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                          --            --          --          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 --            --          --          --          --
----------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                          --            --          --          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 --            --          --          --          --
----------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                                     -------------------------------------------------
                                                       2006          2005          2004          2003
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.64       $ 12.58       $ 11.79        $10.68
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  22,269        12,752         5,189           186
------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.48       $ 10.93       $ 10.80        $10.32
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   5,079         3,564         1,608           153
------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.14       $ 11.31       $ 11.09        $10.42
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  13,188         8,710         3,924            78
------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.74       $ 11.69       $ 11.30        $10.52
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  68,613        49,852        22,917         1,082
------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.03       $ 12.41       $ 11.78        $10.68
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  99,167        58,275        20,548           815
------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.11       $ 12.63       $ 11.82        $10.68
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,071           674           354            14
------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.75       $ 10.49       $ 10.44        $10.18
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   5,510         4,598         2,892           202
------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.87       $ 12.40       $ 11.74        $10.60
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   3,336         2,552         1,325            79
------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.57       $ 11.58       $ 11.38        $10.60
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   8,081         6,661         3,911           371
------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 18.47       $ 14.93       $ 13.09        $11.25
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   4,388         2,637         1,558            68
------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.56       $ 12.09       $ 11.47        $10.59
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,032           794           424            26
------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.57       $ 11.70       $ 11.03        $10.47
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,678         2,153         1,580           113
------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 15.61       $ 13.24       $ 12.52        $11.08
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   4,449         3,350         1,540           106
------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.48       $ 12.45       $ 11.63        $10.54
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   3,239         2,543         1,570           142
------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 15.04       $ 13.27       $ 12.52        $11.01
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,904         2,263         1,454           126
------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.46       $ 11.76       $ 10.70        $10.32
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,251         1,745           969            57
------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                              -----------------------------------------------
                                                                2006          2005         2004         2003
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.88        $12.69       $12.32       $10.94
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           12,334         9,642        5,278          307
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 14.80        $12.64       $12.14       $10.93
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            7,744         6,550        3,640          209
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.36        $10.17       $10.17       $10.10
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,015         1,844        1,271          119
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 18.16        $14.88       $13.07       $11.20
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            8,352         5,355        1,996           93
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 12.36        $12.58       $11.08       $10.36
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,328         1,804          829           60
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.80        $10.54       $10.46       $10.21
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            4,096          3.152       1,612           84
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 14.37        $13.35       $12.12       $10.77
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            3,592         2,764        1,487          109
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 15.30        $12.77       $12.26       $10.95
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           13,336         9,974        5,206          329
-------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.38        $10.36           --           --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              562            76           --           --
-------------------------------------------------------------------------------------------------------------
AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.07        $11.05       $10.41       $10.17
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,099         1,352          417           19
-------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  6.83        $ 5.97       $ 5.69           --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            5,155         3,884          224           --
-------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.99        $11.53       $10.74       $10.50
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              860           679          278           17
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.96        $11.27       $10.86       $10.42
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            3,646         1,914          271           34
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.09        $14.52       $12.55       $11.19
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            7,928         5,898        3,195          150
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.62        $12.31       $11.75       $10.73
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            4,859         4,008        2,468          154
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.25        $12.20       $11.66       $10.80
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            9,363         7,792        4,756          338
-------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.09        $10.40           --           --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,166           732           --           --
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

----------------------------------------------------------------------------------------------------
                                                         For the years ending December 31,
                                                  --------------------------------------------------
                                                    2006           2005           2004         2003
----------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.85             --             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  597             --             --           --
----------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 13.74        $ 12.09         $11.73       $10.77
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               11,573         10,047          5,582          374
----------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------
 Unit value                                       $  9.96        $  9.75             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,258            100             --           --
----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.14        $ 11.61         $11.31       $10.70
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,943          1,920          1,379           85
----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 15.04        $ 13.66         $13.00       $11.35
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                9,034          6,968          3,775          306
----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 15.71        $ 14.15         $12.87       $11.06
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                7,522          6,055          2,897          148
----------------------------------------------------------------------------------------------------
EQ/Franklin Income
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.43             --             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,560             --             --           --
----------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.82             --             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  191             --             --           --
----------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.65        $ 10.51             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,305            475             --           --
----------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 28.01        $ 23.87         $23.18           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,848          1,166             78           --
----------------------------------------------------------------------------------------------------
EQ/International Growth
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.28        $ 11.51             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,109            358             --           --
----------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.28        $ 12.29         $11.60       $10.48
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,601          1,330            680           55
----------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.89        $ 10.60         $10.50       $10.21
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               13,554         10,991          4,339          252
----------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.67        $ 12.34         $12.02       $10.98
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,576          1,298            769           63
----------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.23        $ 10.64             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                2,181            386             --           --
----------------------------------------------------------------------------------------------------
EQ/Long Term Bond
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.06        $ 10.01             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,819            753             --           --
----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.28        $ 10.61             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,836            757             --           --
----------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                       ---------------------------------------------------
                                                         2006           2005          2004          2003
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.76        $ 10.57            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       841            415            --            --
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 12.39        $ 11.16            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,813          1,971            --            --
----------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.64        $ 12.63        $11.55        $10.59
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    17,558         12,004         4,974           348
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.49        $ 12.14        $11.94        $10.93
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7,573          6,492         4,028           189
----------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 18.13        $ 14.61        $13.34        $11.11
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7,280          5,025         1,602            73
----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.06        $ 12.27        $11.40        $10.25
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,399            992           530            22
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.74        $ 12.32        $11.64        $10.58
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,098          1,065           679            51
----------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.38        $ 10.06        $ 9.93        $ 9.98
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,721          2,172         1,335           252
----------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  4.95        $  4.64        $ 4.46            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,387          1,014           143            --
----------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.71             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,134             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.09             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       217             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.93             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       111             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.10             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       122             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  9.86        $  9.94            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     6,212          2,883            --            --
----------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.25        $  9.99            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,130            333            --            --
----------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 15.00        $ 13.08        $12.66        $10.95
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     8,534          6,948         3,850           232
----------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  8.87        $  8.15        $ 7.67            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,735          1,820            59            --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-----------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                                  ---------------------------------------------------
                                                   2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------
 Unit value                                       $14.92         $12.84         $12.47         $10.73
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               3,972          2,861          1,702            121
-----------------------------------------------------------------------------------------------------
EQ/TCW Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                       $16.82         $17.74         $17.28             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 578            688             53             --
-----------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                       $10.76             --             --             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 950             --             --             --
-----------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------
 Unit value                                       $ 6.30         $ 5.59         $ 5.19             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               2,323          1,420             96             --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------
 Unit value                                       $11.94         $10.44             --             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               4,735          2,313             --             --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                       $24.92         $18.41         $14.04         $11.50
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               6,367          4,108          1,431             64
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                       $13.36         $12.38             --             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               2,067            742             --             --
-----------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------
 Unit value                                       $14.26         $11.87         $11.37             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 885            149              4             --
-----------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.50%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                   --------------------------------------------------------
                                                      2006           2005              2004           2003
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  14.52         $ 12.51          $ 11.75         $10.67
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 22,907          13,134            5,787            212
-----------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  11.39         $ 10.87          $ 10.77         $10.31
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  7,544           5,980            2,987            213
-----------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.04         $ 11.24          $ 11.05         $10.41
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 19,344          14,424            6,175            444
-----------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.63         $ 11.62          $ 11.26         $10.51
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 84,073          66,161           30,895          2,029
-----------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.91         $ 12.34          $ 11.74         $10.67
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                104,098          66,976           23,331            995
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.00         $ 12.55          $ 11.78         $10.67
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,606           1,049              658             70
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  10.66         $ 10.43          $ 10.41         $10.17
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  8,806           7,189            4,559            446
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.76         $ 12.32          $ 11.70         $10.59
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  5,093           3,781            2,001            124
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.46         $ 11.51          $ 11.34         $10.59
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 13,219          11,372            6,690            712
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  18.32         $ 14.84          $ 13.05         $11.24
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  6,780           4,388            2,692            191
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.45         $ 12.02          $ 11.43         $10.58
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,702           1,464              886            108
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  11.47         $ 11.64          $ 10.99         $10.46
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,872           3,154            1,909            136
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  15.48         $ 13.17          $ 12.48         $11.07
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  6,667           4,853            2,322            116
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.36         $ 12.38          $ 11.59         $10.53
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,590           3,750            2,441            274
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  14.91         $ 13.19          $ 12.48         $11.00
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,683           3,833            2,655            288
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.35         $ 11.69          $ 10.66         $10.31
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,306           3,246            1,826            104
-----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                  ---------------------------------------------------
                                                                    2006           2005           2004         2003
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.76        $ 12.62        $ 12.28       $10.93
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               21,038         18,381         10,684          698
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 14.68        $ 12.57        $ 12.10       $10.93
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               12,041         10,255          5,753          452
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.27        $ 10.11        $ 10.14       $10.10
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                3,263          2,914          2,082          216
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 18.00        $ 14.80        $ 13.03       $11.19
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               10,530          7,171          2,946          147
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.25        $ 12.51        $ 11.05       $10.35
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                3,308          2,395            987           80
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.71        $ 10.47        $ 10.42       $10.20
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                6,212          5,266          2,713          207
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 14.25        $ 13.27        $ 12.08       $10.76
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                5,108          3,772          2,272          157
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 15.18        $ 12.69        $ 12.22       $10.94
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               19,714         14,454          7,621          544
---------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.34        $ 10.36             --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  565            149             --           --
---------------------------------------------------------------------------------------------------------------------
AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.98        $ 10.99        $ 10.37       $10.16
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                3,527          2,846            958           32
---------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  6.70        $  5.86        $  5.61           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               10,601          7,594            538           --
---------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.89        $ 11.47        $ 10.71       $10.49
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  778            570            333            6
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.86        $ 11.21        $ 10.82       $10.41
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                2,829          1,697            464           83
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 16.95        $ 14.43        $ 12.51       $11.18
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                7,597          5,867          3,446          181
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.51        $ 12.24        $ 11.72       $10.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                4,660          4,062          2,784          143
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.14        $ 12.13        $ 11.62       $10.79
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                8,362          7,494          5,095          368
---------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.05        $ 10.39             --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                2,907          1,183             --           --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                        -------------------------------------------------------
                                                          2006            2005            2004            2003
---------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.84              --              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        815              --              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 13.63         $ 12.02          $11.69          $10.77
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     16,937          14,502           8,691             620
---------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $  9.93         $  9.75              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,213             228              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 12.04         $ 11.54          $11.27          $10.69
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,163           2,383           1,795             120
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 14.92         $ 13.58          $12.96          $11.34
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     11,897           9,581           5,395             415
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 15.58         $ 14.06          $12.83          $11.05
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     10,619           8,875           4,167             314
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.42              --              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,190              --              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.82              --              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        327              --              --              --
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 11.60         $ 10.49              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,148             749              --              --
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 26.74         $ 22.84          $22.23              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,995           2,015             190              --
---------------------------------------------------------------------------------------------------------------
EQ/International Growth
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 14.22         $ 11.49              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1,341             371              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 12.18         $ 12.22          $11.56          $10.47
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,498           2,328           1,141              54
---------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.80         $ 10.53          $10.46          $10.20
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     17,343          13,723           6,436             460
---------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 14.55         $ 12.27          $11.98          $10.97
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1,785           1,359             815              68
---------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 11.19         $ 10.64              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,427             614              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.02         $  9.99              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,606           1,556              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 12.22         $ 10.59              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,458             807              --              --
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                     -----------------------------------------------------
                                                       2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.71        $ 10.55              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,013            534              --            --
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.33        $ 11.14              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   4,143          2,560              --            --
----------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.52        $ 12.56          $11.51        $10.58
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  22,005         14,932           7,104           642
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.37        $ 12.06          $11.90        $10.92
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  10,040          8,863           6,079           371
----------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 17.98        $ 14.52          $13.30        $11.10
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  10,173          7,184           2,381            55
----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.95        $ 12.20          $11.36        $10.24
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,120          1,605             800            49
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.63        $ 12.25          $11.60        $10.57
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,278          1,164             742            69
----------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.29        $ 10.00          $ 9.89        $ 9.97
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   9,565          6,802           5,781         1,312
----------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                          $  4.85        $  4.56          $ 4.39            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,170          1,829             144            --
----------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.70             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,152             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.09             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     270             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.93             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     144             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.09             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     155             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
 Unit value                                          $  9.81        $  9.92              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   8,347          4,644              --            --
----------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.21        $  9.97              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     979            400              --            --
----------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.88        $ 13.01          $12.61        $10.94
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  11,213          9,487           5,755           337
----------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                          $  8.69        $  8.00          $ 7.56            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   5,187          2,774              91            --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                         ----------------------------------------------------
                                                           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 14.80         $12.76         $12.43         $10.72
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       5,853          4,236          2,712            208
-------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 16.05         $16.98         $16.58             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1,017            847             92             --
-------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 10.75             --             --             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1,003             --             --             --
-------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $  6.17         $ 5.49         $ 5.11             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       4,330          2,805            140             --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 11.89         $10.42             --             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3,972          1,952             --             --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 24.71         $18.31         $14.00         $11.49
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      10,717          7,390          2,669            209
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 13.30         $12.36             --             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2,056            845             --             --
-------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 14.18         $11.83         $11.37             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1,463            287             13             --
-------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                       ---------------------------------------------------
                                                          2006          2005           2004         2003
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  14.45       $ 12.46        $ 11.72       $10.66
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     32,813        12,508          4,674          195
----------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  11.33       $ 10.83        $ 10.75       $10.31
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,935         3,738          1,736          116
----------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  11.98       $ 11.20        $ 11.03       $10.41
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     16,150         9,271          3,928          215
----------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.57       $ 11.58        $ 11.24       $10.51
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     83,885        52,197         21,440          970
----------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  13.84       $ 12.29        $ 11.72       $10.67
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    151,231        69,680         21,528          560
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.93       $ 12.51        $ 11.75       $10.66
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        976           442            210           15
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  10.61       $ 10.39        $ 10.38       $10.16
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,315         4,566          2,210          301
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.70       $ 12.28        $ 11.67       $10.59
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,143         1,765            716           86
----------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.40       $ 11.47        $ 11.32       $10.59
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      6,956         5,292          3,135          282
----------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  18.23       $ 14.79        $ 13.02       $11.23
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,220         2,536          1,127           65
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  13.38       $ 11.98        $ 11.41       $10.58
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1,487         1,016            456           20
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  11.42       $ 11.59        $ 10.97       $10.45
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,137         2,204          1,141           59
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  15.40       $ 13.12        $ 12.46       $11.07
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,165         3,109          1,455           59
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  13.30       $ 12.33        $ 11.57       $10.53
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,570         2,515          1,381           97
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  14.83       $ 13.15        $ 12.45       $10.99
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,627         2,566          1,506          103
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.29       $ 11.65        $ 10.64       $10.31
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,164         1,431            675           35
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                      -----------------------------------------------
                                                                        2006          2005         2004         2003
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 13.60        $12.58       $12.26       $10.92
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    7,207         5,402        2,957          158
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 14.60        $12.53       $12.07       $10.92
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    5,884         4,328        2,227          127
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 10.22        $10.07       $10.12       $10.09
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    1,691         1,398          905           69
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 17.91        $14.74       $13.00       $11.19
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    7,675         3,716        1,270           66
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 12.19        $12.46       $11.02       $10.34
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    2,506         1,386          595           44
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 10.66        $10.44       $10.40       $10.20
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    3,340         2,303        1,119           95
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 14.18        $13.22       $12.06       $10.75
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    2,926         1,783          913           81
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 15.10        $12.65       $12.20       $10.93
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   14,100         9,522        5,080          310
---------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.32        $10.35           --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      907           118           --           --
---------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 10.92        $10.95       $10.35       $10.16
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    3,611         2,568          878           43
---------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $  6.61        $ 5.80       $ 5.55           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    4,814         3,177          208           --
---------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.83        $11.43       $10.68       $10.49
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      894           571          194            5
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.80        $11.17       $10.80       $10.41
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    6,225         2,419          273           15
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 16.87        $14.38       $12.48       $11.17
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   11,624         7,243        3,564          178
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 13.44        $12.20       $11.69       $10.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    6,674         4,879        2,900           86
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 13.07        $12.09       $11.60       $10.79
 Number of units outstanding (000's)                                   10,590         7,725        4,402          275
---------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.02        $10.38           --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    1,957           563           --           --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                     --------------------------------------------------------------
                                                          2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.84               --               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,788               --               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.56          $ 11.98          $ 11.67          $ 10.76
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     9,866            7,495            4,181              204
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $  9.91          $  9.74               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2,013              172               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.98          $ 11.50          $ 11.25          $ 10.69
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,979            1,528            1,146              126
-------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.84          $ 13.53          $ 12.93          $ 11.33
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     8,706            5,920            3,260              291
-------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 15.51          $ 14.02          $ 12.80          $ 11.04
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     6,490            4,526            2,213              149
-------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.42               --               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,992               --               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.81               --               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       384               --               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.57          $ 10.48               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,759              442               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 26.00          $ 22.24          $ 21.68               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,796              802               76               --
-------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.18          $ 11.48               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,674              373               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 12.12          $ 12.18          $ 11.54          $ 10.46
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,717            1,201              449               46
-------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.74          $ 10.50          $ 10.44          $ 10.20
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    11,680            7,995            3,501              284
-------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.47          $ 12.22          $ 11.96          $ 10.97
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,769            1,018              473               42
-------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.17          $ 10.63               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     5,957              563               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $  9.99          $  9.98               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       878              743               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 12.19          $ 10.58               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,163              874               --               --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                      ----------------------------------------------------
                                                        2006           2005         2004           2003
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 11.68        $ 10.54            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,248            527            --            --
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 12.30        $ 11.13            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    5,585          2,163            --            --
----------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 13.45        $ 12.51        $11.49        $10.57
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   20,022         11,881         5,249           435
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 14.30        $ 12.02        $11.87        $10.92
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    5,785          4,888         3,020           210
----------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 17.89        $ 14.47        $13.27        $11.09
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    7,223          4,026         1,161            30
----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 12.89        $ 12.16        $11.34        $10.24
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,215            705           369            29
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 13.56        $ 12.21        $11.58        $10.57
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,455          1,271           643            69
----------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.24        $  9.97        $ 9.87        $ 9.96
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    4,632          2,041         1,005            42
----------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                           $  4.79        $  4.51        $ 4.35            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,430            883            38            --
----------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.70             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    2,470             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 11.08             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      367             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.92             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      133             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 11.09             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      182             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
 Unit value                                           $  9.79        $  9.91            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    8,303          3,300            --            --
----------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.18        $  9.96            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,594            402            --            --
----------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 14.80        $ 12.96        $12.59        $10.93
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    7,719          5,307         2,979           191
----------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                           $  8.58        $  7.91        $ 7.49            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    3,530          1,416            31            --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                               -----------------------------------------------
                                                                 2006          2005         2004         2003
--------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.72        $12.72       $12.40       $10.71
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             4,061         2,210        1,215           79
--------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $15.61        $16.53       $16.17           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               907           526           22           --
--------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.75            --           --           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             2,001            --           --           --
--------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 6.10        $ 5.43       $ 5.07           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             2,346           952           71           --
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.86        $10.41           --           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             7,856         2,852           --           --
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $24.59        $18.24       $13.97       $11.48
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             6,050         3,408        1,047           46
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $13.27        $12.35           --           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             2,350           533           --           --
--------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.13        $11.81       $11.36           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             1,072           137            6           --
--------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                --------------------------------------------------------
                                                                  2006        2005        2004        2003         2002
------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.43      $12.45      $11.72      $10.66
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              8          10          13          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,109       1,519         656          32           --
------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.31      $10.82      $10.74      $10.30           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              5           6           5          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,800       1,000         281           1           --
------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.96      $11.19      $11.02      $10.41           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             13          --          --          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,022       2,176         414          84           --
------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 46.21      $42.61      $41.36      $38.70       $33.05
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             32          33           8           9           13
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,325       1,725         893         383           86
------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.82      $12.28      $11.71      $10.66           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           4          --          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         14,705       6,917       2,788          46           --
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 55.37      $53.59      $50.38      $45.72       $33.82
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              2           2           2           2            2
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             47          25          28          10            4
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.30      $11.08      $11.07      $10.84       $10.63
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              6           8          11          19           23
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,030       1,611       1,424       1,202          628
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.87      $11.49      $10.93      $ 9.91       $ 7.87
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             10          11          10          11            7
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            400         338         284         143           57
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 30.26      $28.00      $27.64      $25.87       $21.48
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             11          13          14          20           21
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            758         755         771         557          125
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.64      $13.51      $11.90      $10.27       $ 7.78
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1           1           1           1           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,030         783         806         360          135
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.11      $10.85      $10.34      $ 9.59       $ 7.61
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1           1           3           3            3
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            453         353         272         238          104
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.47      $ 9.62      $ 9.10      $ 8.68       $ 6.76
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             23          26          27          27           21
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,014         980         876         792          408
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                               ---------------------------------------------------------
                                                                 2006         2005         2004         2003        2002
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 14.10      $ 12.02      $ 11.42      $ 10.15     $  7.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            41           44           45           45          36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,363        1,238        1,242          726         316
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.74      $  9.96      $  9.35      $  8.52     $  6.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             3            4            6            8           8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,035        1,075        1,055          731         292
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 13.68      $ 12.13      $ 11.49      $ 10.15     $  7.34
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            27           27           29           30          23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1010          876        1,011          560         206
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.41      $  9.87      $  9.02      $  8.74     $  5.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            15           15           15           14          10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           350          311          306           98          14
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $239.37      $219.99      $214.55      $191.26     $130.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             3            3            3            4           6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            73           73           64           29           9
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 32.85      $ 28.19      $ 27.18      $ 24.60     $ 19.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            27           28           32           39          43
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           563          618          549          371         133
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.92      $ 17.67      $ 17.76      $ 17.72     $ 17.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            29           39           67           84         146
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           376          481          416          458         259
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.67      $ 14.55      $ 12.84      $ 11.05     $  8.32
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             9           10           13           20          20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,508        1,037          649          530         142
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  6.80      $  6.96      $  6.16      $  5.78     $  4.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            14           17           17           24          22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,042        1,055          981          856         341
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 15.63      $ 15.31      $ 15.27      $ 14.97     $ 14.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            11           14           17           14          17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           590          573          555          512         198
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.56      $ 16.39      $ 14.95      $ 13.34     $  9.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            18           18           20           25          28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           462          372          312          478         121
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.38      $ 14.57      $ 14.06      $ 12.60     $  9.96
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            21           35           49           54          60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,507        2,363        2,169        1,481         530
-------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 11.31      $ 10.35           --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             2           --           --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           123           40           --           --          --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                   2006         2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $10.91       $10.94          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             429          784          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 6.59       $ 5.78      $ 5.54          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             504          326          15          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 8.81       $ 8.51      $ 7.96      $ 7.82      $ 6.22
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               2            2           1           1          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             353          314         204         249          42
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.67       $12.00      $11.62      $11.20      $ 9.19
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1484          351         160         164          40
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $14.13       $12.06      $10.47      $ 9.38      $ 7.19
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,208        2,337       1,926       1,026         282
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.72       $11.55      $11.08      $10.16      $ 7.86
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --           1          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,393        1,585       1,200         776         200
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.24       $11.33      $10.87      $10.12      $ 7.55
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1            1          14          16          10
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           2,611        2,349       2,037       1,222         345
--------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $11.01       $10.37          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             225           81          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        10.84           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             216           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $28.64       $25.31      $24.66      $22.76      $18.11
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              10           12          13          16          10
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,418        1,604       1,386       1,074         399
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 9.90       $ 9.74          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1            1          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             185            8          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 8.67       $ 8.33      $ 8.15      $ 7.75      $ 5.70
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --           1           2           4
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             215          280         377         218          32
--------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.57       $11.47      $10.97      $ 9.62      $ 6.81
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              31           35          38          41          39
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,890        1,556       1,391         883         285
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 ---------------------------------------------------------
                                                                  2006         2005         2004         2003        2002
--------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $16.96       $15.34       $14.02       $12.10      $ 9.24
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             16           19           26           31          36
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,156        1,107        1,007          636         237
--------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
 Unit value                                                      $10.42           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            368           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.81           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             38           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.56       $10.48           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              3           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            193           77           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $25.76       $22.05       $21.50           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1            1           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            233           79            9           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.17       $11.47           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            269           56           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.22       $ 6.26       $ 5.93       $ 5.38      $ 4.35
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              6            5           25           27          24
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            886          788           70          561         192
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $13.88       $13.57       $13.50       $13.20      $12.99
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              8           12            8            7           9
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,477        1,527        1,343        1,175         441
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $15.53       $13.12       $12.84       $11.78      $ 9.45
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              2           11           11           16          13
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            351          347          370          307         128
--------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.17       $10.63           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              4           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            532          144           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.98       $ 9.98           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              2           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            135          173           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.18       $10.57           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            308           83           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.67       $10.54           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            196           84           --           --          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 ---------------------------------------------------------
                                                                  2006         2005         2004         2003        2002
--------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.29       $11.12           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            1           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            591          290           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $16.13       $15.01       $13.79       $12.69      $ 9.85
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             11            8           11           16           8
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,714        2,354        1,938        1,510         386
--------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $23.37       $19.66       $19.43       $17.87      $13.86
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             14           19           21           25          32
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            856          849          802          502         184
--------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $22.13       $17.91       $16.44       $13.75      $10.92
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              3            3            3            6           4
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1052          782          522          441         161
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.58       $13.76       $12.84       $11.60      $ 9.12
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1            1            2            5           7
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            192          184          149           93          38
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.28       $ 9.26       $ 8.79       $ 8.03      $ 6.69
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            510          603          610          598         229
--------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $26.86       $26.15       $25.92       $26.17      $26.47
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             22            8           15           37          57
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,102          845          349          434         630
--------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.77       $ 4.49       $ 4.34           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             83           72           22           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.70           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            258           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       11.08           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             83           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       10.92           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             20           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       11.09           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             19           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.78       $ 9.91           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              3           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            730          286           --           --          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------------
                                                                   2006         2005          2004          2003          2002
--------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $10.17       $ 9.96            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               2           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             202           60            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $19.05       $16.69        $16.22        $14.09        $10.43
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               6            5             5             7             8
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,201          991           884           641           270
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 8.54       $ 7.89        $ 7.46            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             475          242            59            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $16.60       $14.35        $14.00        $12.10        $ 8.44
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               3            5            11            10             8
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             744          596           575           449           122
--------------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $15.46       $16.39        $16.03            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              47           41             6            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        10.75           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             178           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 6.07       $ 5.41        $ 5.05            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             104           69            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $11.85       $10.40            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             602          296            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $18.23       $13.53        $10.37        $ 8.53        $ 5.56
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1            1            --             6             6
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1239          755           609           457            69
--------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $13.26       $12.34            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             297          179            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
 Unit value                                                       $14.12       $11.86        $11.36            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             147           --             1            --            --
--------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                  --------------------------------------------------------------------------------
                                                   2006         2005           2004           2003           2002          2001
----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $12.99       $11.22         $10.57             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   3            4             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $10.77       $10.31         $10.25             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  12           13              6             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $11.21       $10.50         $10.35             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1            1              1             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $45.24       $41.76         $40.57         $38.00         $32.48        $37.90
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  21           28             35             25             24             7
----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $12.48       $11.09         $10.59             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  33           21              1             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $54.20       $52.51         $49.42         $44.89         $33.24        $47.59
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1            1              1              1              1             1
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $11.24       $11.03         $11.04         $10.82         $10.62            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 100           98            139            146            211            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $11.81       $11.44         $10.89         $ 9.89         $ 7.86            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  20           21             38             32             20            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $29.65       $27.46         $27.14         $25.43         $21.13        $22.17
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  25           35             73             57             49            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $16.56       $13.46         $11.87         $10.25         $ 7.77            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  22           20             23              7              8            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $12.05       $10.81         $10.31         $ 9.57         $ 7.61            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  20           28             33             28             30            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 9.42       $ 9.58         $ 9.08         $ 8.66         $ 6.76            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  61           74             96             83             60            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $14.03       $11.98         $11.39         $10.13         $ 7.87            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  61           73             84             81             71            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $10.68       $ 9.92         $ 9.32         $ 8.50         $ 6.17            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  21           36             38             28             23            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $13.61       $12.08         $11.46         $10.13         $ 7.34            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  30           44             51             42             35            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $10.36       $ 9.83         $ 9.00         $ 8.73         $ 5.64            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  21           25             35              5              5            --
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                                -------------------------------------------------------------------
                                                                  2006        2005        2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $231.96     $213.39     $208.33     $185.90     $126.58     $193.35
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4           4           5           5           6           1
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 32.41     $ 27.84     $ 26.87     $ 24.34     $ 19.01          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 28          37          52          57          52          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.63     $ 17.41     $ 17.51     $ 17.49     $ 17.44          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  5           7          12          18          11          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.46     $ 14.39     $ 12.71     $ 10.96     $  8.25          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 37          27          26          30           6          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.75     $  6.91     $  6.12     $  5.75     $  4.76     $  7.03
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                166         205         339         370         390          81
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 15.42     $ 15.12     $ 15.10     $ 14.82     $ 14.58          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  6           9          12          12          15          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.39     $ 16.24     $ 14.83     $ 13.25     $  9.57     $ 13.98
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 24          27          44          48          60           6
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.23     $ 14.45     $ 13.96     $ 12.53     $  9.91     $ 11.68
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                124         149         235         245         252          46
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.30     $ 10.35          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                             --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.53     $  5.74     $  5.50          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  6           3          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.74     $  8.46     $  7.92     $  7.79     $  6.20     $  8.58
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2           3           2           3           3          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.55     $ 11.90     $ 11.52     $ 11.12     $  9.14     $ 12.63
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 11          11          14          16          20          11
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.02     $ 11.97     $ 10.41     $  9.33     $  7.16     $  8.59
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 43          54          70          47          41          10
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.62     $ 11.47     $ 11.02     $ 10.11     $  7.83     $ 10.59
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 74          82          82          79          92          18
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.15     $ 11.25     $ 10.81     $ 10.07     $  7.52     $ 10.03
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 94         106         113         120         114          21
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.99     $ 10.37          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.83          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  1          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                      -------------------------------------------------------------------------
                                                       2006          2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $28.27        $25.01       $24.39       $22.53       $17.95       $23.56
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     223           249          270          285          297           57
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 9.89        $ 9.74           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --             4           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 8.60        $ 8.27       $ 8.10       $ 7.71       $ 5.68       $ 7.61
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1             6            8            9            5            1
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $12.49        $11.41       $10.92       $ 9.58       $ 6.80       $ 8.49
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      65            89          127          146          130           35
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $16.79        $15.20       $13.91       $12.02       $ 9.18       $10.96
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      61            73           99          120          127           31
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $10.41            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      10            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $10.81            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.54        $10.47           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $25.28        $21.66       $21.14           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $14.14        $11.46           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 6.18        $ 6.22       $ 5.91       $ 5.36       $ 4.34       $ 6.34
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      42            57           70           75           75           24
-------------------------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $13.75        $13.46       $13.41       $13.12       $12.92       $12.00
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     187           207          242          276          275           78
-------------------------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $15.37        $13.01       $12.74       $11.70       $ 9.40       $11.82
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      78            93          108          120          122           32
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.15        $10.63           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 9.97        $ 9.97           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $12.16        $10.57           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.65        $10.53           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1             4           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                     ------------------------------------------------------------------------
                                                      2006         2005          2004         2003        2002          2001
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $12.27       $11.11            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1            2            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $16.04       $14.94        $13.74      $12.66       $ 9.83        $11.32
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     63           73            66          55           41             1
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $23.14       $19.49        $19.27      $17.75       $13.78        $16.84
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     51           56            59          66           67            20
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $21.91       $17.75        $16.31      $13.65       $10.86        $13.26
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     64           61            68          63           61             9
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $14.44       $13.64        $12.74      $11.52       $ 9.07        $14.07
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      9           10            14          20           20            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.20       $ 9.20        $ 8.74      $ 7.99       $ 6.66        $ 8.59
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     56           76            94         111          108            33
-----------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $26.18       $25.51        $25.31      $25.58       $25.90        $26.05
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     24           22            28          36           75            82
-----------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 4.73       $ 4.46        $ 4.31          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.69           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     10           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $11.08           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.92           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $11.08           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 9.76       $ 9.90            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1            4            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.16       $ 9.95            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3            1            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $18.88       $16.55        $16.10      $14.00       $10.38        $12.27
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     77           90           127         144          158            27
-----------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 8.47       $ 7.83        $ 7.42          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $16.45       $14.23        $13.90      $12.03       $ 8.40        $10.81
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     18           18            40          41           37            10
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                          -----------------------------------------------------------------
                                                            2006        2005         2004        2003       2002      2001
---------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $15.18      $16.10       $15.77         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $10.74          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           10          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $ 6.02      $ 5.37       $ 5.02         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            3          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $11.83      $10.40           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2           2           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $18.06      $13.42       $10.29      $8.47      $5.53     $5.99
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           24          34           32         20         17         1
---------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $13.24      $12.34           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $14.18      $11.87           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ................  FSA-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 2006 ..............  FSA-3
  Statements of Operations for the Year Ended December 31, 2006 ........ FSA-23
  Statements of Changes in Net Assets for the Years Ended
  December 31, 2006 and 2005 ........................................... FSA-34
  Notes to Financial Statements ........................................ FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ................    F-1
Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2006 and 2005 ..............    F-2
  Consolidated Statements of Earnings, Years Ended
  December 31, 2006, 2005 and 2004 .....................................    F-3
  Consolidated Statements of Shareholder's Equity and
  Comprehensive Income, Years Ended December 31, 2006, 2005 and 2004 ... F-4 Consolidated Statements of Cash Flows, Years Ended
  December 31, 2006, 2005 and 2004 .....................................    F-5
  Notes to Consolidated Financial Statements ...........................    F-7

                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                                                            AXA Aggressive    AXA Conservative     AXA Conservative-
                                                              Allocation         Allocation         Plus Allocation
                                                            --------------    ----------------     -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $17,391,092         $12,240,032          $17,927,887
Receivable for The Trusts shares sold ...................             --              38,351                  763
Receivable for policy-related transactions ..............         31,488                  --                   --
                                                             -----------         -----------          -----------
  Total assets ..........................................     17,422,580          12,278,383           17,928,650
                                                             -----------         -----------          -----------
Liabilities:
Payable for The Trusts shares purchased .................         31,488                  --                   --
Payable for policy-related transactions .................             --              38,351                  763
                                                             -----------         -----------          -----------
  Total liabilities .....................................         31,488              38,351                  763
                                                             -----------         -----------          -----------
Net Assets ..............................................    $17,391,092         $12,240,032          $17,927,887
                                                             ===========         ===========          ===========
Net Assets:
Accumulation Units ......................................     17,375,113          12,231,365           17,920,618
Retained by AXA Equitable in Separate Account No. 45 ....         15,979               8,667                7,269
                                                             -----------         -----------          -----------
Total net assets ........................................    $17,391,092         $12,240,032          $17,927,887
                                                             ===========         ===========          ===========
Investments in shares of The Trusts, at cost ............    $16,122,054         $12,191,429          $17,499,425
The Trusts shares held
 Class A ................................................             --                  --                   --
 Class B ................................................      1,182,273           1,126,387            1,544,232


                                                            AXA Moderate     AXA Moderate-      AXA Premier VIP     AXA Premier VIP
                                                             Allocation     Plus Allocation    Aggressive Equity       Core Bond
                                                           -------------    ---------------    -----------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value .......   $361,797,496      $81,064,583         $46,523,466         $39,742,411
Receivable for The Trusts shares sold ...................         73,886               --               6,907                  --
Receivable for policy-related transactions ..............             --           45,449                  --              19,835
                                                            ------------      -----------         -----------         -----------
  Total assets ..........................................    361,871,382       81,110,032          46,530,373          39,762,246
                                                            ------------      -----------         -----------         -----------
Liabilities:
Payable for The Trusts shares purchased .................             --           45,450                  --              19,834
Payable for policy-related transactions .................         73,887               --               6,907                  --
                                                            ------------      -----------         -----------         -----------
  Total liabilities .....................................         73,887           45,450               6,907              19,834
                                                            ------------      -----------         -----------         -----------
Net Assets ..............................................   $361,797,495      $81,064,582         $46,523,466         $39,742,412
                                                            ============      ===========         ===========         ===========
Net Assets:
Accumulation Units ......................................    357,550,939       81,056,148          46,491,353          39,739,804
Retained by AXA Equitable in Separate Account No. 45 ....      4,246,556            8,434              32,113               2,608
                                                            ------------      -----------         -----------         -----------
Total net assets ........................................   $361,797,495      $81,064,582         $46,523,466         $39,742,412
                                                            ============      ===========         ===========         ===========
Investments in shares of The Trusts, at cost ............   $298,870,508      $75,846,247         $51,405,827         $40,492,649
The Trusts shares held
 Class A ................................................      2,151,850               --             503,327                  --
 Class B ................................................     19,318,890        5,835,802           1,130,672           3,897,790

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           AXA Premier      AXA Premier       AXA Premier
                                                            VIP Health        VIP High     VIP International
                                                               Care            Yield            Equity
                                                           -----------     -----------     -----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $14,626,365      $88,811,096       $30,206,742
Receivable for The Trusts shares sold ...................          731               --         1,311,555
Receivable for policy-related transactions ..............           --          310,371                --
                                                           -----------      -----------       -----------
  Total assets ..........................................   14,627,096       89,121,467        31,518,297
                                                           -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased .................           --          310,371                --
Payable for policy-related transactions .................          731               --         1,311,555
                                                           -----------      -----------       -----------
  Total liabilities .....................................          731          310,371         1,311,555
                                                           -----------      -----------       -----------
Net Assets ..............................................  $14,626,365      $88,811,096       $30,206,742
                                                           ===========      ===========       ===========
Net Assets:
Accumulation Units ......................................   14,587,563       88,624,611        30,133,845
Retained by AXA Equitable in Separate Account No. 45 ....       38,802          186,485            72,897
                                                           -----------      -----------       -----------
Total net assets ........................................  $14,626,365      $88,811,096       $30,206,742
                                                           ===========      ===========       ===========
Investments in shares of The Trusts, at cost ............  $14,208,342      $96,854,717       $25,212,647
The Trusts shares held
 Class A ................................................           --          600,877                --
 Class B ................................................    1,344,020       15,321,112         1,941,740


                                                           AXA Premier VIP    AXA Premier VIP    AXA Premier VIP    AXA Premier VIP
                                                              Large Cap          Large Cap          Large Cap           Mid Cap
                                                             Core Equity           Growth             Value              Growth
                                                           ---------------    ---------------    ---------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value .......     $9,024,220        $14,221,275        $25,580,139        $21,974,731
Receivable for The Trusts shares sold ...................            314             19,541             14,736             11,868
Receivable for policy-related transactions ..............             --                 --                 --                 --
                                                              ----------        -----------        -----------        -----------
  Total assets ..........................................      9,024,534         14,240,816         25,594,875         21,986,599
                                                              ----------        -----------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased .................             --                 --                 --                 --
Payable for policy-related transactions .................            314             19,541             14,736             11,868
                                                              ----------        -----------        -----------        -----------
  Total liabilities .....................................            314             19,541             14,736             11,868
                                                              ----------        -----------        -----------        -----------
Net Assets ..............................................     $9,024,220        $14,221,275        $25,580,139        $21,974,731
                                                              ==========        ===========        ===========        ===========
Net Assets:
Accumulation Units ......................................      8,832,847         14,194,311         25,531,446         21,934,004
Retained by AXA Equitable in Separate Account No. 45 ....        191,373             26,964             48,693             40,727
                                                              ----------        -----------        -----------        -----------
Total net assets ........................................     $9,024,220        $14,221,275        $25,580,139        $21,974,731
                                                              ==========        ===========        ===========        ===========
Investments in shares of The Trusts, at cost ............     $7,375,680        $13,094,969        $22,723,048        $21,293,341
The Trusts shares held
 Class A ................................................             --                 --                 --                 --
 Class B ................................................        754,496          1,446,923          1,993,977          2,468,895

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            AXA Premier       AXA                              EQ/AllianceBernstein
                                                              VIP Mid     Premier VIP   EQ/AllianceBernstein        Growth and
                                                             Cap Value     Technology       Common Stock              Income
                                                            -----------   -----------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $26,785,652   $36,427,860       $514,320,004           $393,177,889
Receivable for The Trusts shares sold ....................       22,284            --            143,762                 35,732
Receivable for policy-related transactions ...............           --       105,893                 --                     --
                                                            -----------   -----------       ------------           ------------
  Total assets ...........................................   26,807,936    36,533,753        514,463,766            393,213,621
                                                            -----------   -----------       ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           --       105,893                 --                     --
Payable for policy-related transactions ..................       22,284            --            143,762                 35,731
                                                            -----------   -----------       ------------           ------------
  Total liabilities ......................................       22,284       105,893            143,762                 35,731
                                                            -----------   -----------       ------------           ------------
Net Assets ...............................................  $26,785,652   $36,427,860       $514,320,004           $393,177,890
                                                            ===========   ===========       ============           ============
Net Assets:
Accumulation Units .......................................   26,757,421    35,984,564        513,989,519            392,637,806
Retained by AXA Equitable in Separate Account No. 45 .....       28,231       443,296            330,485                540,084
                                                            -----------   -----------       ------------           ------------
Total net assets .........................................  $26,785,652   $36,427,860       $514,320,004           $393,177,890
                                                            ===========   ===========       ============           ============
Investments in shares of The Trusts, at cost .............  $28,423,032   $29,508,262       $527,987,592           $319,687,205
The Trusts shares held
 Class A .................................................           --            --          3,928,368              2,012,498
 Class B .................................................    2,713,422     3,318,374         22,176,630             16,970,558

                                                            EQ/AllianceBernstein
                                                                Intermediate                                 EQ/AllianceBernstein
                                                                 Government         EQ/AllianceBernstein          Large Cap
                                                                 Securities             International               Growth
                                                            --------------------    --------------------    ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $110,433,894            $190,688,837             $80,610,339
Receivable for The Trusts shares sold ....................            84,638                 171,184                  41,672
Receivable for policy-related transactions ...............                --                      --                      --
                                                                ------------            ------------             -----------
  Total assets ...........................................       110,518,532             190,860,021              80,652,011
                                                                ------------            ------------             -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --                      --                      --
Payable for policy-related transactions ..................            84,638                 171,184                  41,672
                                                                ------------            ------------             -----------
  Total liabilities ......................................            84,638                 171,184                  41,672
                                                                ------------            ------------             -----------
Net Assets ...............................................      $110,433,894            $190,688,837             $80,610,339
                                                                ============            ============             ===========
Net Assets:
Accumulation Units .......................................       110,419,583             190,394,153              80,588,304
Retained by AXA Equitable in Separate Account No. 45 .....            14,311                 294,684                  22,035
                                                                ------------            ------------             -----------
Total net assets .........................................      $110,433,894            $190,688,837             $80,610,339
                                                                ============            ============             ===========
Investments in shares of The Trusts, at cost .............      $114,832,241            $115,794,577             $89,170,999
The Trusts shares held
 Class A .................................................           492,504               1,516,836                      --
 Class B .................................................        10,990,431              11,874,052              10,492,154

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                     EQ/AllianceBernstein
                                                            EQ/AllianceBernstein           Small Cap          EQ/AllianceBernstein
                                                                Quality Bond                Growth                    Value
                                                            --------------------     --------------------     --------------------
Assets:
Investment in shares of The Trusts, at fair value ........       $19,819,512             $102,725,808             $163,781,043
Receivable for The Trusts shares sold ....................                --                   15,132                   83,542
Receivable for policy-related transactions ...............             6,722                       --                       --
                                                                 -----------             ------------             ------------
  Total assets ...........................................        19,826,234              102,740,940              163,864,585
                                                                 -----------             ------------             ------------
Liabilities:
Payable for The Trusts shares purchased ..................             6,722                       --                       --
Payable for policy-related transactions ..................                --                   15,132                   83,542
                                                                 -----------             ------------             ------------
  Total liabilities ......................................             6,722                   15,132                   83,542
                                                                 -----------             ------------             ------------
Net Assets ...............................................       $19,819,512             $102,725,808             $163,781,043
                                                                 ===========             ============             ============
Net Assets:
Accumulation Units .......................................        19,814,589              102,659,783              163,662,925
Retained by AXA Equitable in Separate Account No. 45 .....             4,923                   66,025                  118,118
                                                                 -----------             ------------             ------------
Total net assets .........................................       $19,819,512             $102,725,808             $163,781,043
                                                                 ===========             ============             ============
Investments in shares of The Trusts, at cost .............       $20,340,699             $ 86,523,424             $125,957,258
The Trusts shares held
 Class A .................................................                --                  354,409                       --
 Class B .................................................         1,993,153                6,076,974              10,001,257

                                                                                   EQ/Boston
                                                                                    Advisors      EQ/Calvert
                                                                   EQ/Ariel          Equity         Socially         EQ/Capital
                                                               Appreciation ll       Income       Responsible     Guardian Growth
                                                               ---------------    -----------     -----------     ---------------
Assets:
Investment in shares of The Trusts, at fair value ........         $802,966       $15,579,627     $1,055,032        $4,323,619
Receivable for The Trusts shares sold ....................               80                --             --               177
Receivable for policy-related transactions ...............               --               488          5,950                --
                                                                   --------       -----------     ----------        ----------
  Total assets ...........................................          803,046        15,580,115      1,060,982         4,323,796
                                                                   --------       -----------     ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --               487          5,950                --
Payable for policy-related transactions ..................               80                --             --               177
                                                                   --------       -----------     ----------        ----------
  Total liabilities ......................................               80               487          5,950               177
                                                                   --------       -----------     ----------        ----------
Net Assets ...............................................         $802,966       $15,579,628     $1,055,032        $4,323,619
                                                                   ========       ===========     ==========        ==========
Net Assets:
Accumulation Units .......................................          802,294        15,572,334      1,042,790         4,308,698
Retained by AXA Equitable in Separate Account No. 45 .....              672             7,294         12,242            14,921
                                                                   --------       -----------     ----------        ----------
Total net assets .........................................         $802,966       $15,579,628     $1,055,032        $4,323,619
                                                                   ========       ===========     ==========        ==========
Investments in shares of The Trusts, at cost .............         $743,906       $14,465,468     $1,020,287        $4,004,062
The Trusts shares held
 Class A .................................................               --                --             --                --
 Class B .................................................           71,583         2,248,578        123,698           308,618

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                              EQ/Capital       EQ/Capital       EQ/Capital
                                                               Guardian         Guardian         Guardian
                                                            International       Research       U.S. Equity
                                                            -------------     -----------      -----------
Assets:
Investment in shares of The Trusts, at fair value ........   $24,235,694      $64,390,148      $39,115,571
Receivable for The Trusts shares sold ....................        13,890              875           18,724
Receivable for policy-related transactions ...............            --               --               --
                                                             -----------      -----------      -----------
  Total assets ...........................................    24,249,584       64,391,023       39,134,295
                                                             -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --               --
Payable for policy-related transactions ..................        13,890              876           18,724
                                                             -----------      -----------      -----------
  Total liabilities ......................................        13,890              876           18,724
                                                             -----------      -----------      -----------
Net Assets ...............................................   $24,235,694      $64,390,147      $39,115,571
                                                             ===========      ===========      ===========
Net Assets:
Accumulation Units .......................................    24,156,863       63,987,362       39,055,247
Retained by AXA Equitable in Separate Account No. 45 .....        78,831          402,785           60,324
                                                             -----------      -----------      -----------
Total net assets .........................................   $24,235,694      $64,390,147      $39,115,571
                                                             ===========      ===========      ===========
Investments in shares of The Trusts, at cost .............   $20,255,349      $42,888,729      $34,209,134
The Trusts shares held
 Class A .................................................            --               --               --
 Class B .................................................     1,744,074        4,616,699        3,317,192

                                                            EQ/Caywood-Scholl       EQ/Davis                       EQ/Evergreen
                                                                High Yield          New York        EQ/Equity      International
                                                                   Bond             Venture         500 Index          Bond
                                                            -----------------     ----------     -------------     -------------
Assets:
Investment in shares of The Trusts, at fair value ........      $5,611,588        $1,478,457      $140,120,140      $3,044,708
Receivable for The Trusts shares sold ....................              --                --            32,458              --
Receivable for policy-related transactions ...............             192            23,520                --           2,255
                                                                ----------        ----------      ------------      ----------
  Total assets ...........................................       5,611,780         1,501,977       140,152,598       3,046,963
                                                                ----------        ----------      ------------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................             192            23,520                --           2,255
Payable for policy-related transactions ..................              --                --            32,458              --
                                                                ----------        ----------      ------------      ----------
  Total liabilities ......................................             192            23,520            32,458           2,255
                                                                ----------        ----------      ------------      ----------
Net Assets ...............................................      $5,611,588        $1,478,457      $140,120,140      $3,044,708
                                                                ==========        ==========      ============      ==========
Net Assets:
Accumulation Units .......................................       5,609,318         1,478,403       139,660,526       3,043,822
Retained by AXA Equitable in Separate Account No. 45 .....           2,270                54           459,614             886
                                                                ----------        ----------      ------------      ----------
Total net assets .........................................      $5,611,588        $1,478,457      $140,120,140      $3,044,708
                                                                ==========        ==========      ============      ==========
Investments in shares of The Trusts, at cost .............      $5,646,037        $1,429,407      $129,726,263      $2,979,062
The Trusts shares held
 Class A .................................................              --                --                --              --
 Class B .................................................       1,207,871           136,839         5,432,354         302,201

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                                  EQ/FI
                                                            EQ/Evergreen         EQ/FI           Mid Cap
                                                                Omega           Mid Cap           Value
                                                            ------------     -----------      ------------
Assets:
Investment in shares of The Trusts, at fair value ........   $8,919,461      $76,090,322      $148,272,065
Receivable for The Trusts shares sold ....................          744           11,958            37,079
Receivable for policy-related transactions ...............           --               --                --
                                                             ----------      -----------      ------------
  Total assets ...........................................    8,920,205       76,102,280       148,309,144
                                                             ----------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           --               --                --
Payable for policy-related transactions ..................          744           11,958            37,078
                                                             ----------      -----------      ------------
  Total liabilities ......................................          744           11,958            37,078
                                                             ----------      -----------      ------------
Net Assets ...............................................   $8,919,461      $76,090,322      $148,272,066
                                                             ==========      ===========      ============
Net Assets:
Accumulation Units .......................................    8,883,384       76,030,646       148,185,507
Retained by AXA Equitable in Separate Account No. 45 .....       36,077           59,676            86,559
                                                             ----------      -----------      ------------
Total net assets .........................................   $8,919,461      $76,090,322      $148,272,066
                                                             ==========      ===========      ============
Investments in shares of The Trusts, at cost .............   $8,890,590      $68,985,731      $129,995,658
The Trusts shares held
 Class A .................................................           --               --                --
 Class B .................................................    1,036,302        7,145,653        10,367,124

                                                                            EQ/Franklin       EQ/GAMCO         EQ/GAMCO
                                                            EQ/Franklin      Small Cap       Mergers and     Small Company
                                                               Income          Value        Acquisitions         Value
                                                            -----------     -----------     ------------     -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $6,457,447        $363,981       $9,125,250       $14,559,244
Receivable for The Trusts shares sold ....................          --              --               --               709
Receivable for policy-related transactions ...............     249,611           2,891              551                --
                                                            ----------        --------       ----------       -----------
  Total assets ...........................................   6,707,058         366,872        9,125,801        14,559,953
                                                            ----------        --------       ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................     249,611           2,890              551                --
Payable for policy-related transactions ..................          --              --               --               708
                                                            ----------        --------       ----------       -----------
  Total liabilities ......................................     249,611           2,890              551               708
                                                            ----------        --------       ----------       -----------
Net Assets ...............................................  $6,457,447        $363,982       $9,125,250       $14,559,245
                                                            ==========        ========       ==========       ===========
Net Assets:
Accumulation Units .......................................   6,457,426         363,972        9,121,753        14,548,578
Retained by AXA Equitable in Separate Account No. 45 .....          21              10            3,497            10,667
                                                            ----------        --------       ----------       -----------
Total net assets .........................................  $6,457,447        $363,982       $9,125,250       $14,559,245
                                                            ==========        ========       ==========       ===========
Investments in shares of The Trusts, at cost .............  $6,363,839        $357,987       $8,777,344       $13,793,150
The Trusts shares held
 Class A .................................................          --              --               --                --
 Class B .................................................     620,383          33,544          732,843           483,170

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                   EQ/Janus
                                                            EQ/International       Large Cap      EQ/JPMorgan
                                                                 Growth             Growth         Core Bond
                                                            ----------------     -----------      -----------
Assets:
Investment in shares of The Trusts, at fair value ........     $2,652,086        $18,579,839      $59,759,446
Receivable for The Trusts shares sold ....................            101              1,029          290,026
Receivable for policy-related transactions ...............             --                 --               --
                                                               ----------        -----------      -----------
  Total assets ...........................................      2,652,187         18,580,868       60,049,472
                                                               ----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --                 --               --
Payable for policy-related transactions ..................            101              1,029          290,026
                                                               ----------        -----------      -----------
  Total liabilities ......................................            101              1,029          290,026
                                                               ----------        -----------      -----------
Net Assets ...............................................     $2,652,086        $18,579,839      $59,759,446
                                                               ==========        ===========      ===========
Net Assets:
Accumulation Units .......................................      2,649,892         18,557,925       59,757,712
Retained by AXA Equitable in Separate Account No. 45 .....          2,194             21,914            1,734
                                                               ----------        -----------      -----------
Total net assets .........................................     $2,652,086        $18,579,839      $59,759,446
                                                               ==========        ===========      ===========
Investments in shares of The Trusts, at cost .............     $2,380,538        $15,713,186      $61,272,886
The Trusts shares held
 Class A .................................................             --                 --               --
 Class B .................................................        408,072          2,688,713        5,447,015

                                                             EQ/JPMorgan        EQ/Legg                      EQ/Lord Abbett
                                                                Value         Mason Value       EQ/Long        Growth and
                                                            Opportunities        Equity        Term Bond         Income
                                                            -------------     -----------     ----------     --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $37,448,960      $3,610,231      $3,795,044       $4,673,184
Receivable for The Trusts shares sold ....................            --             226             152              187
Receivable for policy-related transactions ...............        23,787              --              --               --
                                                             -----------      ----------      ----------       ----------
  Total assets ...........................................    37,472,747       3,610,457       3,795,196        4,673,371
                                                             -----------      ----------      ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................        23,787              --              --               --
Payable for policy-related transactions ..................            --             226             152              187
                                                             -----------      ----------      ----------       ----------
  Total liabilities ......................................        23,787             226             152              187
                                                             -----------      ----------      ----------       ----------
Net Assets ...............................................   $37,448,960      $3,610,231      $3,795,044       $4,673,184
                                                             ===========      ==========      ==========       ==========
Net Assets:
Accumulation Units .......................................    37,427,664       3,608,211       3,792,270        4,671,176
Retained by AXA Equitable in Separate Account No. 45 .....        21,296           2,020           2,774            2,008
                                                             -----------      ----------      ----------       ----------
Total net assets .........................................   $37,448,960      $3,610,231      $3,795,044       $4,673,184
                                                             ===========      ==========      ==========       ==========
Investments in shares of The Trusts, at cost .............   $30,197,783      $3,373,586      $3,853,439       $4,420,170
The Trusts shares held
 Class A .................................................            --              --              --               --
 Class B .................................................     2,639,024         322,852         286,004          377,620

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            EQ/Lord Abbett     EQ/Lord Abbett
                                                              Large Cap            Mid Cap         EQ/Marsico
                                                                 Core               Value             Focus
                                                            --------------     --------------     -----------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,304,153         $7,322,413       $73,392,571
Receivable for The Trusts shares sold ....................            52                 --                --
Receivable for policy-related transactions ...............            --                298             3,951
                                                              ----------         ----------       -----------
  Total assets ...........................................     1,304,205          7,322,711        73,396,522
                                                              ----------         ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                298             3,951
Payable for policy-related transactions ..................            52                 --                --
                                                              ----------         ----------       -----------
  Total liabilities ......................................            52                298             3,951
                                                              ----------         ----------       -----------
Net Assets ...............................................    $1,304,153         $7,322,413       $73,392,571
                                                              ==========         ==========       ===========
Net Assets:
Accumulation Units .......................................     1,302,975          7,314,998        73,378,032
Retained by AXA Equitable in Separate Account No. 45 .....         1,178              7,415            14,539
                                                              ----------         ----------       -----------
Total net assets .........................................    $1,304,153         $7,322,413       $73,392,571
                                                              ==========         ==========       ===========
Investments in shares of The Trusts, at cost .............    $1,225,157         $6,777,934       $60,184,590
The Trusts shares held
 Class A .................................................            --                 --                --
 Class B .................................................       109,671            586,559         4,373,602

                                                                EQ/Mercury      EQ/Mercury         EQ/MFS
                                                               Basic Value    International    Emerging Growth        EQ/MFS
                                                                  Equity          Value           Companies       Investors Trust
                                                              ------------    -------------    ---------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
Receivable for The Trusts shares sold ....................              --         163,227             87,554                --
Receivable for policy-related transactions ...............         701,802              --                 --             1,331
                                                              ------------     -----------       ------------       -----------
  Total assets ...........................................     151,885,970      85,743,535         88,591,662        12,690,112
                                                              ------------     -----------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................         701,802              --                 --             1,331
Payable for policy-related transactions ..................              --         163,227             87,554                --
                                                              ------------     -----------       ------------       -----------
  Total liabilities ......................................         701,802         163,227             87,554             1,331
                                                              ------------     -----------       ------------       -----------
Net Assets ...............................................    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
                                                              ============     ===========       ============       ===========
Net Assets:
Accumulation Units .......................................     150,983,499      85,502,280         88,475,774        12,655,126
Retained by AXA Equitable in Separate Account No. 45 .....         200,669          78,028             28,334            33,655
                                                              ------------     -----------       ------------       -----------
Total net assets .........................................    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
                                                              ============     ===========       ============       ===========
Investments in shares of The Trusts, at cost .............    $123,141,277     $62,791,775       $115,973,556       $ 9,882,745
The Trusts shares held
 Class A .................................................              --              --                 --                --
 Class B .................................................       8,857,751       5,132,406          5,747,083         1,121,530

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                              EQ/Money         EQ/Montag &        EQ/Mutual
                                                               Market        Caldwell Growth        Shares
                                                            ------------     ---------------     ----------
Assets:
Investment in shares of The Trusts, at fair value ........  $119,207,021        $1,363,595       $1,505,673
Receivable for The Trusts shares sold ....................       626,507                52               --
Receivable for policy-related transactions ...............            --                --           13,907
                                                            ------------        ----------       ----------
  Total assets ...........................................   119,833,528         1,363,647        1,519,580
                                                            ------------        ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                --           13,906
Payable for policy-related transactions ..................       626,507                52               --
                                                            ------------        ----------       ----------
  Total liabilities ......................................       626,507                52           13,906
                                                            ------------        ----------       ----------
Net Assets ...............................................  $119,207,021        $1,363,595       $1,505,674
                                                            ============        ==========       ==========
Net Assets:
Accumulation Units .......................................   119,128,390         1,361,324        1,505,630
Retained by AXA Equitable in Separate Account No. 45 .....        78,631             2,271               44
                                                            ------------        ----------       ----------
Total net assets .........................................  $119,207,021        $1,363,595       $1,505,674
                                                            ============        ==========       ==========
Investments in shares of The Trusts, at cost .............  $119,311,625        $1,248,681       $1,457,005
The Trusts shares held
 Class A .................................................     8,297,369                --               --
 Class B .................................................   110,890,144           250,178          140,146

                                                                               EQ/Oppenheimer     EQ/Oppenheimer
                                                            EQ/Oppenheimer      Main Street         Main Street        EQ/PIMCO
                                                                Global          Opportunity          Small Cap        Real Return
                                                            --------------     --------------     --------------     ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $519,373           $321,864           $399,619        $10,531,911
Receivable for The Trusts shares sold ....................           21                 --                 17                 --
Receivable for policy-related transactions ...............           --             14,093                 --              1,054
                                                               --------           --------           --------        -----------
  Total assets ...........................................      519,394            335,957            399,636         10,532,965
                                                               --------           --------           --------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --             14,093                 --              1,054
Payable for policy-related transactions ..................           21                 --                 17                 --
                                                               --------           --------           --------        -----------
  Total liabilities ......................................           21             14,093                 17              1,054
                                                               --------           --------           --------        -----------
Net Assets ...............................................     $519,373           $321,864           $399,619        $10,531,911
                                                               ========           ========           ========        ===========
Net Assets:
Accumulation Units .......................................      519,359            321,852            399,604         10,530,650
Retained by AXA Equitable in Separate Account No. 45 .....           14                 12                 15              1,261
                                                               --------           --------           --------        -----------
Total net assets .........................................     $519,373           $321,864           $399,619        $10,531,911
                                                               ========           ========           ========        ===========
Investments in shares of The Trusts, at cost .............     $502,124           $314,456           $394,298        $10,990,234
The Trusts shares held
 Class A .................................................           --                 --                 --                 --
 Class B .................................................       47,235             29,776             36,688          1,077,044

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                               EQ/Short         EQ/Small           EQ/Small
                                                            Duration Bond       Cap Value       Company Growth
                                                            -------------      -----------      --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $5,153,903       $43,974,127        $6,423,400
Receivable for The Trusts shares sold ....................        18,412           518,587                --
Receivable for policy-related transactions ...............            --                --           507,958
                                                              ----------       -----------        ----------
  Total assets ...........................................     5,172,315        44,492,714         6,931,358
                                                              ----------       -----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                --           507,957
Payable for policy-related transactions ..................        18,412           518,587                --
                                                              ----------       -----------        ----------
  Total liabilities ......................................        18,412           518,587           507,957
                                                              ----------       -----------        ----------
Net Assets ...............................................    $5,153,903       $43,974,127        $6,423,401
                                                              ==========       ===========        ==========
Net Assets:
Accumulation Units .......................................     5,152,442        43,882,027         6,421,345
Retained by AXA Equitable in Separate Account No. 45 .....         1,461            92,100             2,056
                                                              ----------       -----------        ----------
Total net assets .........................................    $5,153,903       $43,974,127        $6,423,401
                                                              ==========       ===========        ==========
Investments in shares of The Trusts, at cost .............    $5,203,502       $44,302,330        $6,664,325
The Trusts shares held
 Class A .................................................            --                --                --
 Class B .................................................       516,082         3,207,232           674,360

                                                                                                                  EQ/UBS
                                                               EQ/Small         EQ/TCW        EQ/Templeton      Growth and
                                                            Company Index       Equity           Growth           Income
                                                            -------------     ----------      ------------     ------------
Assets:
Investment in shares of The Trusts, at fair value ........   $36,560,036      $1,628,067       $1,593,314       $3,536,610
Receivable for The Trusts shares sold ....................         7,186              75               --              136
Receivable for policy-related transactions ...............            --              --          211,243               --
                                                             -----------      ----------       ----------       ----------
  Total assets ...........................................    36,567,222       1,628,142        1,804,557        3,536,746
                                                             -----------      ----------       ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --          211,244               --
Payable for policy-related transactions ..................         7,186              75               --              136
                                                             -----------      ----------       ----------       ----------
  Total liabilities ......................................         7,186              75          211,244              136
                                                             -----------      ----------       ----------       ----------
Net Assets ...............................................   $36,560,036      $1,628,067       $1,593,313       $3,536,610
                                                             ===========      ==========       ==========       ==========
Net Assets:
Accumulation Units .......................................    36,480,778       1,626,860        1,593,295        3,532,371
Retained by AXA Equitable in Separate Account No. 45 .....        79,258           1,207               18            4,239
                                                             -----------      ----------       ----------       ----------
Total net assets .........................................   $36,560,036      $1,628,067       $1,593,313       $3,536,610
                                                             ===========      ==========       ==========       ==========
Investments in shares of The Trusts, at cost .............   $30,642,428      $1,619,321       $1,558,607       $3,199,104
The Trusts shares held
 Class A .................................................            --              --               --               --
 Class B .................................................     2,809,991          76,774          147,674          518,485

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                              EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                            EQ/Van Kampen        Emerging           Mid Cap          Montgomery
                                                               Comstock       Markets Equity         Growth           Small Cap
                                                            -------------     --------------     -------------     --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $12,476,856       $105,933,906        $2,609,973        $4,891,896
Receivable for The Trusts shares sold ....................            --                 --                --            18,815
Receivable for policy-related transactions ...............       501,499            185,499               433                --
                                                             -----------       ------------        ----------        ----------
  Total assets ...........................................    12,978,355        106,119,405         2,610,406         4,910,711
                                                             -----------       ------------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................       501,499            185,499               433                --
Payable for policy-related transactions ..................            --                 --                --            18,815
                                                             -----------       ------------        ----------        ----------
  Total liabilities ......................................       501,499            185,499               433            18,815
                                                             -----------       ------------        ----------        ----------
Net Assets ...............................................   $12,476,856       $105,933,906        $2,609,973        $4,891,896
                                                             ===========       ============        ==========        ==========
Net Assets:
Accumulation Units .......................................    12,469,858        105,586,170         2,606,631         4,889,189
Retained by AXA Equitable in Separate Account No. 45 .....         6,998            347,736             3,342             2,707
                                                             -----------       ------------        ----------        ----------
Total net assets .........................................   $12,476,856       $105,933,906        $2,609,973        $4,891,896
                                                             ===========       ============        ==========        ==========
Investments in shares of The Trusts, at cost .............   $11,297,211       $ 73,125,654        $2,530,309        $4,592,045
The Trusts shares held
 Class A .................................................            --                 --                --                --
 Class B .................................................     1,060,412          6,527,623           192,523           362,839

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                Contract charges     Unit Value     Units Outstanding (000's)
                                                ----------------     ----------     -------------------------
AXA Aggressive Allocation ..................      Class B 0.50%        $13.49                   --
AXA Aggressive Allocation ..................      Class B 1.15%        $13.24                  263
AXA Aggressive Allocation ..................      Class B 1.35%        $13.16                  595
AXA Aggressive Allocation ..................      Class B 1.55%        $13.09                  265
AXA Aggressive Allocation ..................      Class B 1.60%        $13.07                  189
AXA Aggressive Allocation ..................      Class B 1.70%        $14.43                    8
AXA Conservative Allocation ................      Class B 0.50%        $11.19                   --
AXA Conservative Allocation ................      Class B 1.15%        $10.98                  251
AXA Conservative Allocation ................      Class B 1.35%        $10.92                  343
AXA Conservative Allocation ................      Class B 1.55%        $10.85                  334
AXA Conservative Allocation ................      Class B 1.60%        $10.84                  190
AXA Conservative Allocation ................      Class B 1.70%        $11.31                    5
AXA Conservative-Plus Allocation ...........      Class B 0.50%        $11.64                   15
AXA Conservative-Plus Allocation ...........      Class B 1.15%        $11.43                  206
AXA Conservative-Plus Allocation ...........      Class B 1.35%        $11.36                  456
AXA Conservative-Plus Allocation ...........      Class B 1.55%        $11.29                  429
AXA Conservative-Plus Allocation ...........      Class B 1.60%        $11.28                  462
AXA Conservative-Plus Allocation ...........      Class B 1.70%        $11.96                   13
AXA Moderate Allocation ....................      Class A 1.15%        $54.74                  613
AXA Moderate Allocation ....................      Class B 0.50%        $59.58                    1
AXA Moderate Allocation ....................      Class B 1.15%        $51.94                  843
AXA Moderate Allocation ....................      Class B 1.35%        $49.78                2,505
AXA Moderate Allocation ....................      Class B 1.55%        $47.71                2,045
AXA Moderate Allocation ....................      Class B 1.60%        $47.21                1,195
AXA Moderate Allocation ....................      Class B 1.70%        $46.21                   32
AXA Moderate-Plus Allocation ...............      Class B 0.50%        $12.96                   46
AXA Moderate-Plus Allocation ...............      Class B 1.15%        $12.71                1,295
AXA Moderate-Plus Allocation ...............      Class B 1.35%        $12.64                1,913
AXA Moderate-Plus Allocation ...............      Class B 1.55%        $12.57                2,127
AXA Moderate-Plus Allocation ...............      Class B 1.60%        $12.55                1,043
AXA Moderate-Plus Allocation ...............      Class B 1.70%        $13.82                   --
AXA Premier VIP Aggressive Equity ..........      Class A 1.15%        $63.84                  227
AXA Premier VIP Aggressive Equity ..........      Class B 0.50%        $71.38                   --
AXA Premier VIP Aggressive Equity ..........      Class B 1.15%        $62.23                  197
AXA Premier VIP Aggressive Equity ..........      Class B 1.35%        $59.65                  220
AXA Premier VIP Aggressive Equity ..........      Class B 1.55%        $57.17                   62
AXA Premier VIP Aggressive Equity ..........      Class B 1.60%        $56.56                   53
AXA Premier VIP Aggressive Equity ..........      Class B 1.70%        $55.37                    2
AXA Premier VIP Core Bond ..................      Class B 0.50%        $12.01                    1
AXA Premier VIP Core Bond ..................      Class B 1.15%        $11.62                  416
AXA Premier VIP Core Bond ..................      Class B 1.35%        $11.50                  797
AXA Premier VIP Core Bond ..................      Class B 1.55%        $11.39                1,341
AXA Premier VIP Core Bond ..................      Class B 1.60%        $11.36                  915
AXA Premier VIP Core Bond ..................      Class B 1.70%        $11.30                    6
AXA Premier VIP Health Care ................      Class B 0.50%        $12.61                   --
AXA Premier VIP Health Care ................      Class B 1.15%        $12.21                  206
AXA Premier VIP Health Care ................      Class B 1.35%        $12.08                  346
AXA Premier VIP Health Care ................      Class B 1.55%        $11.96                  427
AXA Premier VIP Health Care ................      Class B 1.60%        $11.93                  223
AXA Premier VIP Health Care ................      Class B 1.70%        $11.87                   10
AXA Premier VIP High Yield .................      Class A 1.15%        $34.71                   93
AXA Premier VIP High Yield .................      Class B 0.50%        $38.57                    1
AXA Premier VIP High Yield .................      Class B 1.15%        $33.83                  378
AXA Premier VIP High Yield .................      Class B 1.35%        $32.49                  911
AXA Premier VIP High Yield .................      Class B 1.55%        $31.19                  896

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges       Unit Value      Units Outstanding (000's)
                                                    ----------------       ----------      -------------------------
AXA Premier VIP High Yield .....................      Class B 1.60%          $ 30.88                 475
AXA Premier VIP High Yield .....................      Class B 1.70%          $ 30.26                  11
AXA Premier VIP International Equity ...........      Class B 0.50%          $ 17.68                   1
AXA Premier VIP International Equity ...........      Class B 1.15%          $ 17.11                 315
AXA Premier VIP International Equity ...........      Class B 1.35%          $ 16.94                 524
AXA Premier VIP International Equity ...........      Class B 1.55%          $ 16.77                 569
AXA Premier VIP International Equity ...........      Class B 1.60%          $ 16.73                 377
AXA Premier VIP International Equity ...........      Class B 1.70%          $ 16.64                   1
AXA Premier VIP Large Cap Core Equity ..........      Class B 0.50%          $ 12.87                   1
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.15%          $ 12.46                  82
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.35%          $ 12.33                 160
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.55%          $ 12.21                 302
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.60%          $ 12.18                 175
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.70%          $ 12.11                   1
AXA Premier VIP Large Cap Growth ...............      Class B 0.50%          $ 10.06                   2
AXA Premier VIP Large Cap Growth ...............      Class B 1.15%          $  9.73                 252
AXA Premier VIP Large Cap Growth ...............      Class B 1.35%          $  9.64                 336
AXA Premier VIP Large Cap Growth ...............      Class B 1.55%          $  9.54                 512
AXA Premier VIP Large Cap Growth ...............      Class B 1.60%          $  9.52                 355
AXA Premier VIP Large Cap Growth ...............      Class B 1.70%          $  9.47                  23
AXA Premier VIP Large Cap Value ................      Class B 0.50%          $ 14.99                  --
AXA Premier VIP Large Cap Value ................      Class B 1.15%          $ 14.50                 302
AXA Premier VIP Large Cap Value ................      Class B 1.35%          $ 14.36                 512
AXA Premier VIP Large Cap Value ................      Class B 1.55%          $ 14.21                 606
AXA Premier VIP Large Cap Value ................      Class B 1.60%          $ 14.18                 326
AXA Premier VIP Large Cap Value ................      Class B 1.70%          $ 14.10                  41
AXA Premier VIP Mid Cap Growth .................      Class B 0.50%          $ 11.41                   1
AXA Premier VIP Mid Cap Growth .................      Class B 1.15%          $ 11.04                 284
AXA Premier VIP Mid Cap Growth .................      Class B 1.35%          $ 10.93                 519
AXA Premier VIP Mid Cap Growth .................      Class B 1.55%          $ 10.82                 807
AXA Premier VIP Mid Cap Growth .................      Class B 1.60%          $ 10.79                 402
AXA Premier VIP Mid Cap Growth .................      Class B 1.70%          $ 10.74                   3
AXA Premier VIP Mid Cap Value ..................      Class B 0.50%          $ 14.53                  --
AXA Premier VIP Mid Cap Value ..................      Class B 1.15%          $ 14.06                 325
AXA Premier VIP Mid Cap Value ..................      Class B 1.35%          $ 13.92                 535
AXA Premier VIP Mid Cap Value ..................      Class B 1.55%          $ 13.78                 656
AXA Premier VIP Mid Cap Value ..................      Class B 1.60%          $ 13.75                 386
AXA Premier VIP Mid Cap Value ..................      Class B 1.70%          $ 13.68                  27
AXA Premier VIP Technology .....................      Class B 0.50%          $ 11.06                   1
AXA Premier VIP Technology .....................      Class B 1.15%          $ 10.71                 316
AXA Premier VIP Technology .....................      Class B 1.35%          $ 10.60                 609
AXA Premier VIP Technology .....................      Class B 1.55%          $ 10.49               1,590
AXA Premier VIP Technology .....................      Class B 1.60%          $ 10.46                 889
AXA Premier VIP Technology .....................      Class B 1.70%          $ 10.41                  15
EQ/AllianceBernstein Common Stock ..............      Class A 1.15%          $291.81                 266
EQ/AllianceBernstein Common Stock ..............      Class B 0.50%          $348.26                  12
EQ/AllianceBernstein Common Stock ..............      Class B 1.15%          $284.40                 380
EQ/AllianceBernstein Common Stock ..............      Class B 1.35%          $267.14                 687
EQ/AllianceBernstein Common Stock ..............      Class B 1.55%          $250.91                 361
EQ/AllianceBernstein Common Stock ..............      Class B 1.60%          $247.00                 200
EQ/AllianceBernstein Common Stock ..............      Class B 1.70%          $239.38                   3
EQ/AllianceBernstein Growth and Income .........      Class A 1.15%          $ 36.23               1,157
EQ/AllianceBernstein Growth and Income .........      Class B 0.50%          $ 38.57                   3

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                            ----------------     ----------     -------------------------
EQ/AllianceBernstein Growth and Income .................      Class B 1.15%        $35.36                1,543
EQ/AllianceBernstein Growth and Income .................      Class B 1.35%        $34.43                3,577
EQ/AllianceBernstein Growth and Income .................      Class B 1.55%        $33.51                3,490
EQ/AllianceBernstein Growth and Income .................      Class B 1.60%        $33.29                1,654
EQ/AllianceBernstein Growth and Income .................      Class B 1.70%        $32.85                   27
EQ/AllianceBernstein Intermediate Government Securities       Class A 1.15%        $20.04                  238
EQ/AllianceBernstein Intermediate Government Securities       Class B 0.50%        $21.69                    5
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.15%        $19.56                  469
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.35%        $18.95                1,287
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.55%        $18.35                2,414
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.60%        $18.20                1,493
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.70%        $17.92                   29
EQ/AllianceBernstein International .....................      Class A 1.15%        $19.35                1,130
EQ/AllianceBernstein International .....................      Class B 0.50%        $20.38                    1
EQ/AllianceBernstein International .....................      Class B 1.15%        $18.87                1,145
EQ/AllianceBernstein International .....................      Class B 1.35%        $18.42                3,112
EQ/AllianceBernstein International .....................      Class B 1.55%        $17.99                3,446
EQ/AllianceBernstein International .....................      Class B 1.60%        $17.88                1,534
EQ/AllianceBernstein International .....................      Class B 1.70%        $17.67                    9
EQ/AllianceBernstein Large Cap Growth ..................      Class B 0.50%        $ 7.47                    1
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.15%        $ 7.10                  995
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.35%        $ 6.99                4,248
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.55%        $ 6.88                4,038
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.60%        $ 6.86                2,322
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.70%        $ 6.80                   14
EQ/AllianceBernstein Quality Bond ......................      Class B 0.50%        $18.35                   --
EQ/AllianceBernstein Quality Bond ......................      Class B 1.15%        $16.83                  227
EQ/AllianceBernstein Quality Bond ......................      Class B 1.35%        $16.38                  353
EQ/AllianceBernstein Quality Bond ......................      Class B 1.55%        $15.95                  389
EQ/AllianceBernstein Quality Bond ......................      Class B 1.60%        $15.84                  243
EQ/AllianceBernstein Quality Bond ......................      Class B 1.70%        $15.63                   11
EQ/AllianceBernstein Small Cap Growth ..................      Class A 1.15%        $18.96                  304
EQ/AllianceBernstein Small Cap Growth ..................      Class B 0.50%        $19.74                    3
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.15%        $18.53                  974
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.35%        $18.17                1,201
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.55%        $17.82                2,275
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.60%        $17.73                  908
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.70%        $17.56                   18
EQ/AllianceBernstein Value .............................      Class B 0.50%        $19.39                    5
EQ/AllianceBernstein Value .............................      Class B 1.15%        $18.28                1,987
EQ/AllianceBernstein Value .............................      Class B 1.35%        $17.95                2,657
EQ/AllianceBernstein Value .............................      Class B 1.55%        $17.62                3,035
EQ/AllianceBernstein Value .............................      Class B 1.60%        $17.54                1,465
EQ/AllianceBernstein Value .............................      Class B 1.70%        $17.38                   21
EQ/Ariel Appreciation II ...............................      Class B 0.50%        $11.48                   --
EQ/Ariel Appreciation II ...............................      Class B 1.15%        $11.39                    8
EQ/Ariel Appreciation II ...............................      Class B 1.35%        $11.50                   28
EQ/Ariel Appreciation II ...............................      Class B 1.55%        $11.34                   15
EQ/Ariel Appreciation II ...............................      Class B 1.60%        $11.33                   17
EQ/Ariel Appreciation II ...............................      Class B 1.70%        $11.31                    2
EQ/Boston Advisors Equity Income .......................      Class B 0.50%        $ 7.26                    3
EQ/Boston Advisors Equity Income .......................      Class B 1.15%        $ 6.89                  379
EQ/Boston Advisors Equity Income .......................      Class B 1.35%        $ 6.78                  886
EQ/Boston Advisors Equity Income .......................      Class B 1.55%        $ 6.67                  620

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                               ----------------     ----------     -------------------------
EQ/Boston Advisors Equity Income ..........      Class B 1.60%        $ 6.64                   421
EQ/Boston Advisors Equity Income ..........      Class B 1.70%        $ 6.59                     1
EQ/Calvert Socially Responsible ...........      Class B 0.50%        $ 9.63                    --
EQ/Calvert Socially Responsible ...........      Class B 1.15%        $ 9.18                     6
EQ/Calvert Socially Responsible ...........      Class B 1.35%        $ 9.04                    46
EQ/Calvert Socially Responsible ...........      Class B 1.55%        $ 8.91                    52
EQ/Calvert Socially Responsible ...........      Class B 1.60%        $ 8.87                    10
EQ/Calvert Socially Responsible ...........      Class B 1.70%        $ 8.81                     2
EQ/Capital Guardian Growth ................      Class B 0.50%        $14.25                     1
EQ/Capital Guardian Growth ................      Class B 1.15%        $13.37                    38
EQ/Capital Guardian Growth ................      Class B 1.35%        $13.11                    74
EQ/Capital Guardian Growth ................      Class B 1.55%        $12.86                    86
EQ/Capital Guardian Growth ................      Class B 1.60%        $12.80                   134
EQ/Capital Guardian Growth ................      Class B 1.70%        $12.67                    --
EQ/Capital Guardian International .........      Class B 0.50%        $15.51                   318
EQ/Capital Guardian International .........      Class B 1.15%        $14.75                   238
EQ/Capital Guardian International .........      Class B 1.35%        $14.52                   502
EQ/Capital Guardian International .........      Class B 1.55%        $14.30                   355
EQ/Capital Guardian International .........      Class B 1.60%        $14.24                   235
EQ/Capital Guardian International .........      Class B 1.70%        $14.13                    --
EQ/Capital Guardian Research ..............      Class B 0.50%        $13.96                    --
EQ/Capital Guardian Research ..............      Class B 1.15%        $13.28                 1,048
EQ/Capital Guardian Research ..............      Class B 1.35%        $13.08                 1,987
EQ/Capital Guardian Research ..............      Class B 1.55%        $12.87                 1,219
EQ/Capital Guardian Research ..............      Class B 1.60%        $12.82                   654
EQ/Capital Guardian Research ..............      Class B 1.70%        $12.72                    --
EQ/Capital Guardian U.S. Equity ...........      Class B 0.50%        $13.44                     2
EQ/Capital Guardian U.S. Equity ...........      Class B 1.15%        $12.78                   505
EQ/Capital Guardian U.S. Equity ...........      Class B 1.35%        $12.58                   922
EQ/Capital Guardian U.S. Equity ...........      Class B 1.55%        $12.39                 1,149
EQ/Capital Guardian U.S. Equity ...........      Class B 1.60%        $12.34                   545
EQ/Capital Guardian U.S. Equity ...........      Class B 1.70%        $12.24                     1
EQ/Caywood-Scholl High Yield Bond .........      Class B 0.50%        $11.23                    --
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.15%        $11.11                    57
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.35%        $11.07                   165
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.55%        $11.04                   178
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.60%        $11.03                   108
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.70%        $11.01                    --
EQ/Davis New York Venture .................      Class B 0.50%        $10.88                    --
EQ/Davis New York Venture .................      Class B 1.15%        $10.85                    19
EQ/Davis New York Venture .................      Class B 1.35%        $10.85                    49
EQ/Davis New York Venture .................      Class B 1.55%        $10.84                    36
EQ/Davis New York Venture .................      Class B 1.60%        $10.84                    33
EQ/Davis New York Venture .................      Class B 1.70%        $10.84                    --
EQ/Equity 500 Index .......................      Class B 0.50%        $33.46                     3
EQ/Equity 500 Index .......................      Class B 1.15%        $30.76                   624
EQ/Equity 500 Index .......................      Class B 1.35%        $29.97                 2,138
EQ/Equity 500 Index .......................      Class B 1.55%        $29.20                 1,200
EQ/Equity 500 Index .......................      Class B 1.60%        $29.01                   723
EQ/Equity 500 Index .......................      Class B 1.70%        $28.64                     9
EQ/Evergreen International Bond ...........      Class B 0.50%        $10.05                    --
EQ/Evergreen International Bond ...........      Class B 1.15%        $ 9.97                    55
EQ/Evergreen International Bond ...........      Class B 1.35%        $10.02                   104

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                               ----------------     ----------     -------------------------
EQ/Evergreen International Bond ...........      Class B 1.55%        $ 9.92                    85
EQ/Evergreen International Bond ...........      Class B 1.60%        $ 9.92                    61
EQ/Evergreen International Bond ...........      Class B 1.70%        $ 9.90                     1
EQ/Evergreen Omega ........................      Class B 0.50%        $ 9.55                     2
EQ/Evergreen Omega ........................      Class B 1.15%        $ 9.07                   121
EQ/Evergreen Omega ........................      Class B 1.35%        $ 8.92                   292
EQ/Evergreen Omega ........................      Class B 1.55%        $ 8.78                   432
EQ/Evergreen Omega ........................      Class B 1.60%        $ 8.74                   157
EQ/Evergreen Omega ........................      Class B 1.70%        $ 8.67                    --
EQ/FI Mid Cap .............................      Class B 0.50%        $13.58                   267
EQ/FI Mid Cap .............................      Class B 1.15%        $13.03                   620
EQ/FI Mid Cap .............................      Class B 1.35%        $12.86                 1,330
EQ/FI Mid Cap .............................      Class B 1.55%        $12.70                 2,486
EQ/FI Mid Cap .............................      Class B 1.60%        $12.66                 1,207
EQ/FI Mid Cap .............................      Class B 1.70%        $12.57                    31
EQ/FI Mid Cap Value .......................      Class B 0.50%        $19.07                   193
EQ/FI Mid Cap Value .......................      Class B 1.15%        $17.90                 1,559
EQ/FI Mid Cap Value .......................      Class B 1.35%        $17.55                 1,921
EQ/FI Mid Cap Value .......................      Class B 1.55%        $17.21                 3,415
EQ/FI Mid Cap Value .......................      Class B 1.60%        $17.13                 1,391
EQ/FI Mid Cap Value .......................      Class B 1.70%        $16.96                    16
EQ/Franklin Income ........................      Class B 0.50%        $10.46                    --
EQ/Franklin Income ........................      Class B 1.15%        $10.44                    78
EQ/Franklin Income ........................      Class B 1.35%        $10.43                   222
EQ/Franklin Income ........................      Class B 1.55%        $10.42                   200
EQ/Franklin Income ........................      Class B 1.60%        $10.42                   120
EQ/Franklin Income ........................      Class B 1.70%        $10.42                    --
EQ/Franklin Small Cap Value ...............      Class B 0.50%        $10.85                    --
EQ/Franklin Small Cap Value ...............      Class B 1.15%        $10.83                     6
EQ/Franklin Small Cap Value ...............      Class B 1.35%        $10.82                     8
EQ/Franklin Small Cap Value ...............      Class B 1.55%        $10.82                    12
EQ/Franklin Small Cap Value ...............      Class B 1.60%        $10.81                     7
EQ/Franklin Small Cap Value ...............      Class B 1.70%        $10.81                    --
EQ/GAMCO Mergers and Acquisitions .........      Class B 0.50%        $11.79                   304
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.15%        $11.67                   198
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.35%        $11.63                   114
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.55%        $11.59                   116
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.60%        $11.58                    44
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.70%        $11.56                     3
EQ/GAMCO Small Company Value ..............      Class B 0.50%        $32.21                    --
EQ/GAMCO Small Company Value ..............      Class B 1.15%        $28.54                    94
EQ/GAMCO Small Company Value ..............      Class B 1.35%        $27.50                   191
EQ/GAMCO Small Company Value ..............      Class B 1.55%        $26.49                   148
EQ/GAMCO Small Company Value ..............      Class B 1.60%        $26.24                   102
EQ/GAMCO Small Company Value ..............      Class B 1.70%        $25.76                     1
EQ/International Growth ...................      Class B 0.50%        $14.46                    --
EQ/International Growth ...................      Class B 1.15%        $14.30                    42
EQ/International Growth ...................      Class B 1.35%        $14.25                    82
EQ/International Growth ...................      Class B 1.55%        $14.20                    39
EQ/International Growth ...................      Class B 1.60%        $14.19                    24
EQ/International Growth ...................      Class B 1.70%        $14.17                    --
EQ/Janus Large Cap Growth .................      Class B 0.50%        $ 6.72                     3
EQ/Janus Large Cap Growth .................      Class B 1.15%        $ 6.45                   185

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                              Contract charges      Unit Value      Units Outstanding (000's)
                                              ----------------      ----------      -------------------------
EQ/Janus Large Cap Growth ................      Class B 1.35%         $ 6.36                   416
EQ/Janus Large Cap Growth ................      Class B 1.55%         $ 6.28                 1,460
EQ/Janus Large Cap Growth ................      Class B 1.60%         $ 6.26                   876
EQ/Janus Large Cap Growth ................      Class B 1.70%         $ 6.22                     6
EQ/JPMorgan Core Bond ....................      Class B 0.50%         $15.48                    10
EQ/JPMorgan Core Bond ....................      Class B 1.15%         $14.59                   630
EQ/JPMorgan Core Bond ....................      Class B 1.35%         $14.33                 1,273
EQ/JPMorgan Core Bond ....................      Class B 1.55%         $14.07                 1,359
EQ/JPMorgan Core Bond ....................      Class B 1.60%         $14.01                   924
EQ/JPMorgan Core Bond ....................      Class B 1.70%         $13.88                     8
EQ/JPMorgan Value Opportunities ..........      Class B 0.50%         $17.46                    --
EQ/JPMorgan Value Opportunities ..........      Class B 1.15%         $16.39                   655
EQ/JPMorgan Value Opportunities ..........      Class B 1.35%         $16.07                   978
EQ/JPMorgan Value Opportunities ..........      Class B 1.55%         $15.76                   415
EQ/JPMorgan Value Opportunities ..........      Class B 1.60%         $15.68                   281
EQ/JPMorgan Value Opportunities ..........      Class B 1.70%         $15.53                     2
EQ/Legg Mason Value Equity ...............      Class B 0.50%         $11.33                    --
EQ/Legg Mason Value Equity ...............      Class B 1.15%         $11.24                    54
EQ/Legg Mason Value Equity ...............      Class B 1.35%         $11.38                   136
EQ/Legg Mason Value Equity ...............      Class B 1.55%         $11.19                    63
EQ/Legg Mason Value Equity ...............      Class B 1.60%         $11.18                    63
EQ/Legg Mason Value Equity ...............      Class B 1.70%         $11.17                     4
EQ/Long Term Bond ........................      Class B 0.50%         $10.19                    --
EQ/Long Term Bond ........................      Class B 1.15%         $10.08                    47
EQ/Long Term Bond ........................      Class B 1.35%         $10.04                   121
EQ/Long Term Bond ........................      Class B 1.55%         $10.01                   145
EQ/Long Term Bond ........................      Class B 1.60%         $10.00                    64
EQ/Long Term Bond ........................      Class B 1.70%         $ 9.98                     2
EQ/Lord Abbett Growth and Income .........      Class B 0.50%         $12.43                    --
EQ/Lord Abbett Growth and Income .........      Class B 1.15%         $12.30                    56
EQ/Lord Abbett Growth and Income .........      Class B 1.35%         $12.25                   119
EQ/Lord Abbett Growth and Income .........      Class B 1.55%         $12.21                   124
EQ/Lord Abbett Growth and Income .........      Class B 1.60%         $12.20                    83
EQ/Lord Abbett Growth and Income .........      Class B 1.70%         $12.18                    --
EQ/Lord Abbett Large Cap Core ............      Class B 0.50%         $11.91                    --
EQ/Lord Abbett Large Cap Core ............      Class B 1.15%         $11.78                    10
EQ/Lord Abbett Large Cap Core ............      Class B 1.35%         $11.74                    49
EQ/Lord Abbett Large Cap Core ............      Class B 1.55%         $11.70                    30
EQ/Lord Abbett Large Cap Core ............      Class B 1.60%         $11.69                    22
EQ/Lord Abbett Large Cap Core ............      Class B 1.70%         $11.67                    --
EQ/Lord Abbett Mid Cap Value .............      Class B 0.50%         $12.54                    --
EQ/Lord Abbett Mid Cap Value .............      Class B 1.15%         $12.41                   167
EQ/Lord Abbett Mid Cap Value .............      Class B 1.35%         $12.36                   193
EQ/Lord Abbett Mid Cap Value .............      Class B 1.55%         $12.32                   117
EQ/Lord Abbett Mid Cap Value .............      Class B 1.60%         $12.31                   115
EQ/Lord Abbett Mid Cap Value .............      Class B 1.70%         $12.29                    --
EQ/Marsico Focus .........................      Class B 0.50%         $17.20                     7
EQ/Marsico Focus .........................      Class B 1.15%         $16.61                   770
EQ/Marsico Focus .........................      Class B 1.35%         $16.44                 1,541
EQ/Marsico Focus .........................      Class B 1.55%         $16.26                 1,408
EQ/Marsico Focus .........................      Class B 1.60%         $16.22                  745
EQ/Marsico Focus .........................      Class B 1.70%         $16.13                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges       Unit Value      Units Outstanding (000's)
                                                    ----------------       ----------      -------------------------
EQ/Mercury Basic Value Equity ..................      Class B 0.50%          $26.27                      6
EQ/Mercury Basic Value Equity ..................      Class B 1.15%          $24.66                  1,201
EQ/Mercury Basic Value Equity ..................      Class B 1.35%          $24.18                  2,213
EQ/Mercury Basic Value Equity ..................      Class B 1.55%          $23.71                  1,927
EQ/Mercury Basic Value Equity ..................      Class B 1.60%          $23.60                    917
EQ/Mercury Basic Value Equity ..................      Class B 1.70%          $23.37                     14
EQ/Mercury International Value .................      Class B 0.50%          $24.88                      3
EQ/Mercury International Value .................      Class B 1.15%          $23.35                    795
EQ/Mercury International Value .................      Class B 1.35%          $22.90                  1,280
EQ/Mercury International Value .................      Class B 1.55%          $22.46                  1,158
EQ/Mercury International Value .................      Class B 1.60%          $22.35                    514
EQ/Mercury International Value .................      Class B 1.70%          $22.13                      3
EQ/MFS Emerging Growth Companies ...............      Class B 0.50%          $16.39                     --
EQ/MFS Emerging Growth Companies ...............      Class B 1.15%          $15.39                  1,056
EQ/MFS Emerging Growth Companies ...............      Class B 1.35%          $15.09                  2,809
EQ/MFS Emerging Growth Companies ...............      Class B 1.55%          $14.80                  1,228
EQ/MFS Emerging Growth Companies ...............      Class B 1.60%          $14.72                    791
EQ/MFS Emerging Growth Companies ...............      Class B 1.70%          $14.58                      1
EQ/MFS Investors Trust .........................      Class B 0.50%          $11.33                      2
EQ/MFS Investors Trust .........................      Class B 1.15%          $10.75                     85
EQ/MFS Investors Trust .........................      Class B 1.35%          $10.58                    411
EQ/MFS Investors Trust .........................      Class B 1.55%          $10.41                    412
EQ/MFS Investors Trust .........................      Class B 1.60%          $10.37                    298
EQ/MFS Investors Trust .........................      Class B 1.70%          $10.28                     --
EQ/Money Market ................................      Class A 1.15%          $31.67                    262
EQ/Money Market ................................      Class B 0.00%          $41.55                     18
EQ/Money Market ................................      Class B 0.50%          $36.58                      1
EQ/Money Market ................................      Class B 1.15%          $30.96                    433
EQ/Money Market ................................      Class B 1.35%          $29.41                  1,040
EQ/Money Market ................................      Class B 1.55%          $27.92                  1,184
EQ/Money Market ................................      Class B 1.60%          $27.57                  1,177
EQ/Money Market ................................      Class B 1.70%          $26.86                     22
EQ/Montag & Caldwell Growth ....................      Class B 0.50%          $ 5.26                     --
EQ/Montag & Caldwell Growth ....................      Class B 1.15%          $ 4.99                     50
EQ/Montag & Caldwell Growth ....................      Class B 1.35%          $ 4.91                    136
EQ/Montag & Caldwell Growth ....................      Class B 1.55%          $ 4.83                     62
EQ/Montag & Caldwell Growth ....................      Class B 1.60%          $ 4.81                     29
EQ/Montag & Caldwell Growth ....................      Class B 1.70%          $ 4.77                     --
EQ/Mutual Shares ...............................      Class B 0.50%          $10.74                     --
EQ/Mutual Shares ...............................      Class B 1.15%          $10.72                     21
EQ/Mutual Shares ...............................      Class B 1.35%          $10.71                     50
EQ/Mutual Shares ...............................      Class B 1.55%          $10.70                     47
EQ/Mutual Shares ...............................      Class B 1.60%          $10.70                     23
EQ/Mutual Shares ...............................      Class B 1.70%          $10.70                     --
EQ/Oppenheimer Global ..........................      Class B 0.50%          $11.12                     --
EQ/Oppenheimer Global ..........................      Class B 1.15%          $11.10                      9
EQ/Oppenheimer Global ..........................      Class B 1.35%          $11.09                      8
EQ/Oppenheimer Global ..........................      Class B 1.55%          $11.09                     17
EQ/Oppenheimer Global ..........................      Class B 1.60%          $11.09                     12
EQ/Oppenheimer Global ..........................      Class B 1.70%          $11.08                     --
EQ/Oppenheimer Main Street Opportunity .........      Class B 0.50%          $10.96                     --
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.15%          $10.94                      6
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.35%          $10.93                     17

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges      Unit Value      Units Outstanding (000's)
                                                    ----------------      ----------      -------------------------
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.55%         $10.92                     6
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.60%         $10.92                    --
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.70%         $10.92                    --
EQ/Oppenheimer Main Street Small Cap ...........      Class B 0.50%         $11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.15%         $11.11                     1
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.35%         $11.10                    12
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.55%         $11.09                     9
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.60%         $11.09                    14
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.70%         $11.09                    --
EQ/PIMCO Real Return ...........................      Class B 0.50%         $ 9.98                    --
EQ/PIMCO Real Return ...........................      Class B 1.15%         $ 9.87                   195
EQ/PIMCO Real Return ...........................      Class B 1.35%         $ 9.84                   330
EQ/PIMCO Real Return ...........................      Class B 1.55%         $ 9.81                   337
EQ/PIMCO Real Return ...........................      Class B 1.60%         $ 9.80                   207
EQ/PIMCO Real Return ...........................      Class B 1.70%         $ 9.78                     3
EQ/Short Duration Bond .........................      Class B 0.50%         $10.38                    --
EQ/Short Duration Bond .........................      Class B 1.15%         $10.27                    84
EQ/Short Duration Bond .........................      Class B 1.35%         $10.23                   174
EQ/Short Duration Bond .........................      Class B 1.55%         $10.20                   140
EQ/Short Duration Bond .........................      Class B 1.60%         $10.19                   104
EQ/Short Duration Bond .........................      Class B 1.70%         $10.17                     2
EQ Small Cap Value .............................      Class B 0.50%         $21.25                     2
EQ Small Cap Value .............................      Class B 1.15%         $20.03                   399
EQ Small Cap Value .............................      Class B 1.35%         $19.67                   761
EQ Small Cap Value .............................      Class B 1.55%         $19.31                   683
EQ Small Cap Value .............................      Class B 1.60%         $19.22                   395
EQ Small Cap Value .............................      Class B 1.70%         $19.05                     6
EQ Small Company Growth ........................      Class B 0.50%         $ 9.42                     4
EQ Small Company Growth ........................      Class B 1.15%         $ 8.94                   101
EQ Small Company Growth ........................      Class B 1.35%         $ 8.79                   286
EQ Small Company Growth ........................      Class B 1.55%         $ 8.65                   218
EQ Small Company Growth ........................      Class B 1.60%         $ 8.61                   125
EQ Small Company Growth ........................      Class B 1.70%         $ 8.54                    --
EQ/Small Company Index .........................      Class B 0.50%         $18.52                     2
EQ/Small Company Index .........................      Class B 1.15%         $17.46                   341
EQ/Small Company Index .........................      Class B 1.35%         $17.14                   792
EQ/Small Company Index .........................      Class B 1.55%         $16.83                   681
EQ/Small Company Index .........................      Class B 1.60%         $16.75                   323
EQ/Small Company Index .........................      Class B 1.70%         $16.60                     3
EQ/TCW Equity ..................................      Class B 0.50%         $19.34                    --
EQ/TCW Equity ..................................      Class B 1.15%         $17.14                    14
EQ/TCW Equity ..................................      Class B 1.35%         $16.51                    45
EQ/TCW Equity ..................................      Class B 1.55%         $15.90                    27
EQ/TCW Equity ..................................      Class B 1.60%         $15.76                    12
EQ/TCW Equity ..................................      Class B 1.70%         $15.46                    --
EQ/Templeton Growth ............................      Class B 0.50%         $10.79                    --
EQ/Templeton Growth ............................      Class B 1.15%         $10.76                    20
EQ/Templeton Growth ............................      Class B 1.35%         $10.76                    61
EQ/Templeton Growth ............................      Class B 1.55%         $10.75                    39
EQ/Templeton Growth ............................      Class B 1.60%         $10.75                    28
EQ/Templeton Growth ............................      Class B 1.70%         $10.75                    --
EQ/UBS Growth and Income .......................      Class B 0.50%         $ 6.70                    --
EQ/UBS Growth and Income .......................      Class B 1.15%         $ 6.35                   146

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006

                                                   Contract charges      Unit Value      Units Outstanding (000's)
                                                   ----------------      ----------      -------------------------
EQ/UBS Growth and Income ......................      Class B 1.35%        $ 6.25                    193
EQ/UBS Growth and Income ......................      Class B 1.55%        $ 6.15                    158
EQ/UBS Growth and Income ......................      Class B 1.60%        $ 6.12                     69
EQ/UBS Growth and Income ......................      Class B 1.70%        $ 6.07                     --
EQ/Van Kampen Comstock ........................      Class B 0.50%        $12.10                    362
EQ/Van Kampen Comstock ........................      Class B 1.15%        $11.96                    157
EQ/Van Kampen Comstock ........................      Class B 1.35%        $11.92                    251
EQ/Van Kampen Comstock ........................      Class B 1.55%        $11.88                    142
EQ/Van Kampen Comstock ........................      Class B 1.60%        $11.87                    129
EQ/Van Kampen Comstock ........................      Class B 1.70%        $11.85                     --
EQ/Van Kampen Emerging Markets Equity .........      Class B 0.50%        $20.43                      2
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.15%        $19.21                  1,021
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.35%        $18.85                  1,993
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.55%        $18.50                  1,689
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.60%        $18.41                    929
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.70%        $18.23                      1
EQ/Van Kampen Mid Cap Growth ..................      Class B 0.50%        $13.53                     --
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.15%        $13.38                     48
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.35%        $13.34                     74
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.55%        $13.29                     44
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.60%        $13.28                     30
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.70%        $13.26                     --
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 0.50%        $14.49                     --
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.15%        $14.33                     47
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.35%        $14.28                    131
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.55%        $14.24                    114
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.60%        $14.22                     50



                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Aggressive     AXA Conservative     AXA Conservative-
                                                      Allocation          Allocation         Plus Allocation
                                                    --------------     ----------------     -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  347,798           $443,072             $  524,747
 Expenses:
  Asset-based charges ............................       155,827            163,678                219,354
                                                      ----------           --------             ----------
Net Investment Income (Loss) .....................       191,971            279,394                305,393
                                                      ----------           --------             ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       530,568             78,089                225,185
  Realized gain distribution from The Trusts .....       224,086            115,813                234,578
                                                      ----------           --------             ----------
 Net realized gain (loss) ........................       754,654            193,902                459,763
                                                      ----------           --------             ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       906,442            143,650                359,666
                                                      ----------           --------             ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,661,096            337,552                819,429
                                                      ----------           --------             ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,853,067           $616,946             $1,124,822
                                                      ==========           ========             ==========

                                                                                           AXA Premier      AXA Premier
                                                    AXA Moderate      AXA Moderate-      VIP Aggressive       VIP Core
                                                     Allocation      Plus Allocation         Equity             Bond
                                                    ------------     ---------------     --------------     -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 9,321,007         $1,789,239         $    25,866       $1,752,693
 Expenses:
  Asset-based charges ............................    4,688,293            708,645             625,691          628,477
                                                    -----------         ----------         -----------       ----------
Net Investment Income (Loss) .....................    4,632,714          1,080,594            (599,825)       1,124,216
                                                    -----------         ----------         -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   13,616,226          1,117,269          (1,914,810)        (319,601)
  Realized gain distribution from The Trusts .....    2,909,070            795,275                  --               --
                                                    -----------         ----------         -----------       ----------
 Net realized gain (loss) ........................   16,525,296          1,912,544          (1,914,810)        (319,601)
                                                    -----------         ----------         -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    9,825,690          4,082,567           4,159,610           92,744
                                                    -----------         ----------         -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   26,350,986          5,995,111           2,244,800         (226,857)
                                                    -----------         ----------         -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $30,983,700         $7,075,705         $ 1,644,975       $  897,359
                                                    ===========         ==========         ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier       AXA Premier         AXA Premier
                                                     VIP Health         VIP High       VIP International
                                                        Care             Yield               Equity
                                                    -----------       -----------      -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 157,101        $ 5,929,071          $  562,092
 Expenses:
  Asset-based charges ............................     224,091          1,313,511             385,460
                                                     ---------        -----------          ----------
Net Investment Income (Loss) .....................     (66,990)         4,615,560             176,632
                                                     ---------        -----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     388,153         (1,490,273)          3,332,975
  Realized gain distribution from The Trusts .....     537,945                 --             833,867
                                                     ---------        -----------          ----------
 Net realized gain (loss) ........................     926,098         (1,490,273)          4,166,842
                                                     ---------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (322,035)         4,235,801           1,301,334
                                                     ---------        -----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     604,063          2,745,528           5,468,176
                                                     ---------        -----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 537,073        $ 7,361,088          $5,644,808
                                                     =========        ===========          ==========

                                                    AXA Premier VIP     AXA Premier VIP     AXA Premier VIP     AXA Premier VIP
                                                       Large Cap           Large Cap           Large Cap            Mid Cap
                                                      Core Equity            Growth              Value               Growth
                                                    ---------------     ---------------     ---------------     ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   51,308                  --          $  626,382         $   119,447
 Expenses:
  Asset-based charges ............................        104,098             215,182             344,835             342,176
                                                       ----------             -------          ----------         -----------
Net Investment Income (Loss) .....................        (52,790)           (215,182)            281,547            (222,729)
                                                       ----------            --------          ----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        715,524           1,248,563           1,994,556           1,951,370
  Realized gain distribution from The Trusts .....        165,217             683,203             366,876           2,095,045
                                                       ----------           ---------          ----------         -----------
 Net realized gain (loss) ........................        880,741           1,931,766           2,361,432           4,046,415
                                                       ----------           ---------          ----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        226,064          (1,972,979)          1,243,955          (2,060,447)
                                                       ----------          ----------          ----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,106,805             (41,213)          3,605,387           1,985,968
                                                       ----------          ----------          ----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,054,015         $  (256,395)         $3,886,934         $ 1,763,239
                                                       ==========         ===========          ==========         ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier                                                EQ/AllianceBernstein
                                                      VIP Mid         AXA Premier      EQ/AllianceBernstein         Growth and
                                                     Cap Value      VIP Technology         Common Stock               Income
                                                    -----------     --------------     --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  425,553                --          $  6,216,043             $ 5,175,907
 Expenses:
  Asset-based charges ............................     373,867           594,228             7,272,141               5,480,606
                                                    ----------           -------          ------------             -----------
Net Investment Income (Loss) .....................      51,686          (594,228)           (1,056,098)               (304,699)
                                                    ----------          --------          ------------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     574,325         3,246,678           (17,126,379)             10,087,124
  Realized gain distribution from The Trusts .....   2,382,081                --                    --              18,171,909
                                                    ----------         ---------          ------------             -----------
 Net realized gain (loss) ........................   2,956,406         3,246,678           (17,126,379)             28,259,033
                                                    ----------         ---------          ------------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     215,129          (628,804)           65,207,213              32,943,143
                                                    ----------         ---------          ------------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,171,535         2,617,874            48,080,834              61,202,176
                                                    ----------         ---------          ------------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,223,221        $2,023,646          $ 47,024,736             $60,897,477
                                                    ==========        ==========          ============             ===========

                                                      EQ/AllianceBernstein
                                                          Intermediate                                     EQ/AllianceBernstein
                                                           Government            EQ/AllianceBernstein           Large Cap
                                                           Securities                International                Growth
                                                      --------------------       --------------------      --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $4,438,446                 $ 2,534,096                       --
 Expenses:
  Asset-based charges ............................         1,789,121                   2,569,833                1,284,009
                                                          ----------                 -----------                ---------
Net Investment Income (Loss) .....................         2,649,325                     (35,737)              (1,284,009)
                                                          ----------                 -----------               ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (695,557)                 11,937,246               (7,479,562)
  Realized gain distribution from The Trusts .....                --                  13,039,082                       --
                                                          ----------                 -----------               ----------
 Net realized gain (loss) ........................          (695,557)                 24,976,328               (7,479,562)
                                                          ----------                 -----------               ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (209,161)                 10,950,680                6,305,608
                                                          ----------                 -----------               ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (904,718)                 35,927,008               (1,173,954)
                                                          ----------                 -----------               ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $1,744,607                 $35,891,271              $(2,457,963)
                                                          ==========                 ===========              ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                              EQ/AllianceBernstein
                                                    EQ/AllianceBernstein           Small Cap             EQ/AllianceBernstein
                                                        Quality Bond                 Growth                      Value
                                                    --------------------      --------------------      ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 767,345                        --                 $ 2,347,834
 Expenses:
  Asset-based charges ............................          309,777                 1,589,100                   2,183,165
                                                          ---------                 ---------                 -----------
Net Investment Income (Loss) .....................          457,568                (1,589,100)                    164,669
                                                          ---------                ----------                 -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (246,386)                5,066,433                   6,900,581
  Realized gain distribution from The Trusts .....               --                 8,420,780                   9,005,273
                                                          ---------                ----------                 -----------
 Net realized gain (loss) ........................         (246,386)               13,487,213                  15,905,854
                                                          ---------                ----------                 -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          232,249                (4,278,250)                 11,920,233
                                                          ---------                ----------                 -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (14,137)                9,208,963                  27,826,087
                                                          ---------                ----------                 -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 443,431               $ 7,619,863                 $27,990,756
                                                          =========               ===========                 ===========

                                                                             EQ/Boston         EQ/Calvert     EQ/Capital
                                                          EQ/Ariel            Advisors          Socially       Guardian
                                                      Appreciation II      Equity Income      Responsible       Growth
                                                      ---------------      -------------      -----------     ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 6,163            $  313,478               --       $   6,896
 Expenses:
  Asset-based charges ............................          7,570               193,293           17,282          44,937
                                                          -------            ----------           ------       ---------
Net Investment Income (Loss) .....................         (1,407)              120,185          (17,282)        (38,041)
                                                          -------            ----------          -------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          9,414               405,181          104,916         144,148
  Realized gain distribution from The Trusts .....            190               627,857           12,666              --
                                                          -------            ----------          -------       ---------
 Net realized gain (loss) ........................          9,604             1,033,038          117,582         144,148
                                                          -------            ----------          -------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................         56,560               759,059          (60,259)        123,864
                                                          -------            ----------          -------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         66,164             1,792,097           57,323         268,012
                                                          -------            ----------          -------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $64,757            $1,912,282         $ 40,041       $ 229,971
                                                          =======            ==========         ========       =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Capital       EQ/Capital       EQ/Capital     EQ/Caywood-Scholl
                                                       Guardian         Guardian         Guardian          High Yield
                                                    International       Research       U.S. Equity            Bond
                                                    -------------      ----------      -----------     -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  303,109       $  353,384      $   476,477          $314,068
 Expenses:
  Asset-based charges ............................       291,093          929,646          586,984            61,312
                                                      ----------       ----------      -----------          --------
Net Investment Income (Loss) .....................        12,016         (576,262)        (110,507)          252,756
                                                      ----------       ----------      -----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,287,834        4,769,185        3,844,189             2,075
  Realized gain distribution from The Trusts .....     1,314,703               --        2,323,484                --
                                                      ----------       ----------      -----------          --------
 Net realized gain (loss) ........................     3,602,537        4,769,185        6,167,673             2,075
                                                      ----------       ----------      -----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       147,272        2,457,133       (2,750,518)           41,234
                                                      ----------       ----------      -----------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,749,809        7,226,318        3,417,155            43,309
                                                      ----------       ----------      -----------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,761,825       $6,650,056      $ 3,306,648          $296,065
                                                      ==========       ==========      ===========          ========

                                                         EQ/Davis                      EQ/Evergreen
                                                         New York       EQ/Equity      International
                                                       Venture (a)      500 Index          Bond
                                                       -----------     -----------     -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 2,748       $ 2,063,705      $    7,363
 Expenses:
  Asset-based charges ............................         3,192         1,994,086          26,303
                                                         -------       -----------      ----------
Net Investment Income (Loss) .....................          (444)           69,619         (18,940)
                                                         -------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         2,104           558,219           3,605
  Realized gain distribution from The Trusts .....            --         3,943,777              --
                                                         -------       -----------      ----------
 Net realized gain (loss) ........................         2,104         4,501,996           3,605
                                                         -------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        49,050        13,183,931          66,166
                                                         -------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        51,154        17,685,927          69,771
                                                         -------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $50,710       $17,755,546      $   50,831
                                                         =======       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                           EQ/FI
                                                    EQ/Evergreen         EQ/FI            Mid Cap        EQ/Franklin
                                                        Omega           Mid Cap            Value          Income (a)
                                                    ------------      ----------       ------------      -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   194,976       $2,420,220       $    438,932        $ 34,050
 Expenses:
  Asset-based charges ............................      138,311        1,116,957          2,171,716          11,694
                                                    -----------       ----------       ------------        --------
Net Investment Income (Loss) .....................       56,665        1,303,263         (1,732,784)         22,356
                                                    -----------       ----------       ------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      525,710        4,055,898          6,638,554           7,132
  Realized gain distribution from The Trusts .....      714,905        2,889,366         12,844,678              --
                                                    -----------       ----------       ------------        --------
 Net realized gain (loss) ........................    1,240,615        6,945,264         19,483,232           7,132
                                                    -----------       ----------       ------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (929,749)        (804,489)        (2,138,466)         93,608
                                                    -----------       ----------       ------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      310,866        6,140,775         17,344,766         100,740
                                                    -----------       ----------       ------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   367,531       $7,444,038       $ 15,611,982        $123,096
                                                    ===========       ==========       ============        ========

                                                       EQ/Franklin        EQ/GAMCO          EQ/GAMCO
                                                        Small Cap        Mergers and      Small Company
                                                        Value (a)       Acquisitions          Value
                                                       -----------      ------------      -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  452           $371,393         $  179,047
 Expenses:
  Asset-based charges ............................          658             68,580            171,486
                                                         ------           --------         ----------
Net Investment Income (Loss) .....................         (206)           302,813              7,561
                                                         ------           --------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        1,551             53,401            200,942
  Realized gain distribution from The Trusts .....           --             23,625            632,006
                                                         ------           --------         ----------
 Net realized gain (loss) ........................        1,551             77,026            832,948
                                                         ------           --------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        5,994            397,486          1,107,627
                                                         ------           --------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        7,545            474,512          1,940,575
                                                         ------           --------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $7,339           $777,325         $1,948,136
                                                         ======           ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                            EQ/Janus
                                                    EQ/International       Large Cap        EQ/JPMorgan
                                                         Growth              Growth          Core Bond
                                                    ----------------      -----------      ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 17,926                 --        $2,523,212
 Expenses:
  Asset-based charges ............................         20,806            301,832           848,929
                                                         --------            -------        ----------
Net Investment Income (Loss) .....................         (2,880)          (301,832)        1,674,283
                                                         --------           --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         91,912            695,136          (290,288)
  Realized gain distribution from The Trusts .....             --                 --                --
                                                         --------           --------        ----------
 Net realized gain (loss) ........................         91,912            695,136          (290,288)
                                                         --------           --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        237,333           (532,811)          132,667
                                                         --------           --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        329,245            162,325          (157,621)
                                                         --------           --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $326,365          $(139,507)       $1,516,662
                                                         ========          =========        ==========

                                                     EQ/JPMorgan         EQ/Legg                     EQ/Lord Abbett
                                                        Value             Mason         EQ/Long        Growth and
                                                    Opportunities     Value Equity     Term Bond         Income
                                                    -------------     ------------     ---------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,523,683       $   1,113       $ 144,311        $ 35,402
 Expenses:
  Asset-based charges ............................       509,847          32,412          51,478          30,861
                                                      ----------       ---------       ---------        --------
Net Investment Income (Loss) .....................     1,013,836         (31,299)         92,833           4,541
                                                      ----------       ---------       ---------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,083,249           2,097         (70,542)         97,621
  Realized gain distribution from The Trusts .....       933,870              --              --          17,342
                                                      ----------       ---------       ---------        --------
 Net realized gain (loss) ........................     2,017,119           2,097         (70,542)        114,963
                                                      ----------       ---------       ---------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,111,521         224,402           7,727         235,372
                                                      ----------       ---------       ---------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,128,640         226,499         (62,815)        350,335
                                                      ----------       ---------       ---------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,142,476       $ 195,200       $  30,018        $354,876
                                                      ==========       =========       =========        ========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    EQ/Lord Abbett      EQ/Lord Abbett                        EQ/Mercury
                                                      Large Cap             Mid Cap          EQ/Marsico      Basic Value
                                                         Core                Value             Focus            Equity
                                                    --------------      --------------      ------------     -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 12,280          $  96,646          $  509,093      $ 3,966,185
 Expenses:
  Asset-based charges ............................        13,869            125,927           1,010,184        2,076,040
                                                        --------          ---------          ----------      -----------
Net Investment Income (Loss) .....................        (1,589)           (29,281)           (501,091)       1,890,145
                                                        --------          ---------          ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        34,581            467,698           4,936,646        5,506,862
  Realized gain distribution from The Trusts .....         4,826             40,816           1,282,337        5,753,174
                                                        --------          ---------          ----------      -----------
 Net realized gain (loss) ........................        39,407            508,514           6,218,983       11,260,036
                                                        --------          ---------          ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        65,646            358,406            (434,922)      12,884,428
                                                        --------          ---------          ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       105,053            866,920           5,784,061       24,144,464
                                                        --------          ---------          ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $103,464          $ 837,639          $5,282,970      $26,034,609
                                                        ========          =========          ==========      ===========

                                                       EQ/Mercury       EQ/MFS Emerging
                                                     International           Growth              EQ/MFS
                                                         Value             Companies         Investors Trust
                                                     -------------      ---------------      ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 2,623,674                  --           $  107,512
 Expenses:
  Asset-based charges ............................      1,079,828           1,302,557              192,975
                                                      -----------           ---------           ----------
Net Investment Income (Loss) .....................      1,543,846          (1,302,557)             (85,463)
                                                      -----------          ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      5,008,736         (12,020,318)             345,705
  Realized gain distribution from The Trusts .....      2,937,479                  --                   --
                                                      -----------         -----------           ----------
 Net realized gain (loss) ........................      7,946,215         (12,020,318)             345,705
                                                      -----------         -----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,928,413          18,858,380            1,137,183
                                                      -----------         -----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     14,874,628           6,838,062            1,482,888
                                                      -----------         -----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $16,418,474        $  5,535,505           $1,397,425
                                                      ===========        ============           ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Money        EQ/Montag &         EQ/Mutual      EQ/Oppenheimer
                                                       Market       Caldwell Growth      Shares (a)        Global (a)
                                                    ----------      ---------------      ----------      --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $5,329,087        $  2,551             $ 1,418          $    65
 Expenses:
  Asset-based charges ............................   1,739,669          18,154               3,066            1,011
                                                    ----------        --------             -------          -------
Net Investment Income (Loss) .....................   3,589,418         (15,603)             (1,648)            (946)
                                                    ----------        --------             -------          -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (250,487)         28,526               3,317            1,554
  Realized gain distribution from The Trusts .....          --              --                  --               --
                                                    ----------        --------             -------          -------
 Net realized gain (loss) ........................    (250,487)         28,526               3,317            1,554
                                                    ----------        --------             -------          -------
 Change in unrealized appreciation
  (depreciation) of investments ..................     271,402          72,687              48,668           17,249
                                                    ----------        --------             -------          -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      20,915         101,213              51,985           18,803
                                                    ----------        --------             -------          -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,610,333        $ 85,610             $50,337          $17,857
                                                    ==========        ========             =======          =======

                                                      EQ/Oppenheimer      EQ/Oppenheimer
                                                       Main Street          Main Street        EQ/PIMCO
                                                     Opportunity (a)       Small Cap (a)      Real Return
                                                     ---------------      --------------      -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $1,605              $1,199           $ 417,025
 Expenses:
  Asset-based charges ............................           634                 760             132,750
                                                          ------              ------           ---------
Net Investment Income (Loss) .....................           971                 439             284,275
                                                          ------              ------           ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,479                 444             (73,146)
  Realized gain distribution from The Trusts .....            --                  --                  --
                                                          ------              ------           ---------
 Net realized gain (loss) ........................         1,479                 444             (73,146)
                                                          ------              ------           ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................         7,408               5,321            (306,504)
                                                          ------              ------           ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         8,887               5,765            (379,650)
                                                          ------              ------           ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $9,858              $6,204           $ (95,375)
                                                          ======              ======           =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                       EQ/Short          EQ Small           EQ Small
                                                    Duration Bond       Cap Value        Company Growth
                                                    -------------       -----------      --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 170,366         $ 2,360,241         $  91,910
 Expenses:
  Asset-based charges ............................       72,961             655,228            87,009
                                                      ---------         -----------         ---------
Net Investment Income (Loss) .....................       97,405           1,705,013             4,901
                                                      ---------         -----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       91,685           2,752,581           210,658
  Realized gain distribution from The Trusts .....           --           2,876,511                --
                                                      ---------         -----------         ---------
 Net realized gain (loss) ........................       91,685           5,629,092           210,658
                                                      ---------         -----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (36,507)         (1,221,932)         (288,875)
                                                      ---------         -----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       55,178           4,407,160           (78,217)
                                                      ---------         -----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 152,583         $ 6,112,173         $ (73,316)
                                                      =========         ===========         =========

                                                                                                         EQ/UBS
                                                       EQ/Small         EQ/TCW        EQ/Templeton     Growth and
                                                    Company Index       Equity         Growth (a)        Income
                                                    -------------      ---------      ------------     ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  428,077              --         $  1,213       $  24,620
 Expenses:
  Asset-based charges ............................      497,812          26,342            2,488          40,611
                                                     ----------          ------         --------       ---------
Net Investment Income (Loss) .....................      (69,735)        (26,342)          (1,275)        (15,991)
                                                     ----------         -------         --------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,403,064          69,881            4,976          84,515
  Realized gain distribution from The Trusts .....    1,510,483              --               --              --
                                                     ----------         -------         --------       ---------
 Net realized gain (loss) ........................    3,913,547          69,881            4,976          84,515
                                                     ----------         -------         --------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,366,382        (159,808)          34,707         281,892
                                                     ----------        --------         --------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,279,929         (89,927)          39,683         366,407
                                                     ----------        --------         --------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $5,210,194       $(116,269)        $ 38,408       $ 350,416
                                                     ==========       =========         ========       =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                         EQ/Van Kampen     EQ/Van Kampen     EQ/Wells Fargo
                                                      EQ/Van Kampen        Emerging           Mid Cap          Montgomery
                                                         Comstock       Markets Equity         Growth           Small Cap
                                                      -------------     --------------     -------------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  259,338       $   367,931         $  10,067          $ 99,870
 Expenses:
  Asset-based charges ............................          95,362         1,299,342            42,968            32,836
                                                        ----------       -----------         ---------          --------
Net Investment Income (Loss) .....................         163,976          (931,411)          (32,901)           67,034
                                                        ----------       -----------         ---------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         154,650        14,768,212           132,154             5,888
  Realized gain distribution from The Trusts .....          46,417         7,744,226             6,415             4,767
                                                        ----------       -----------         ---------          --------
 Net realized gain (loss) ........................         201,067        22,512,438           138,569            10,655
                                                        ----------       -----------         ---------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................         968,231         5,820,662           (26,737)          303,926
                                                        ----------       -----------         ---------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,169,298        28,333,100           111,832           314,581
                                                        ----------       -----------         ---------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $1,333,274       $27,401,689         $  78,931          $381,615
                                                        ==========       ===========         =========          ========

-------
(a) Commenced operation on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Aggressive                AXA Conservative
                                                            Allocation                     Allocation
                                                    --------------------------   ---------------------------
                                                        2006           2005            2006           2005
                                                    -----------     ----------    ------------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   191,971     $  176,257    $    279,394     $  217,906
 Net realized gain (loss) on investments ........       754,654         64,087         193,902         78,861
 Change in unrealized appreciation
  (depreciation) of investments .................       906,442        218,150         143,650       (161,142)
                                                    -----------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,853,067        458,494         616,946        135,625
                                                    -----------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       570,466        103,563          78,227        299,776
  Transfers between funds including
   guaranteed interest account, net .............     9,007,356      4,399,093       3,570,144      5,731,796
  Transfers for contract benefits and
   terminations .................................      (831,523)      (172,347)     (1,763,236)      (898,168)
  Contract maintenance charges ..................       (29,657)        (8,554)        (24,606)       (18,066)
                                                    -----------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,716,642      4,321,755       1,860,529      5,115,338
                                                    -----------     ----------    ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (46,690)        34,323         (71,671)        49,578
                                                    -----------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ...............    10,523,019      4,814,572       2,405,804      5,300,541
Net Assets -- Beginning of Period ...............     6,868,073      2,053,501       9,834,228      4,533,687
                                                    -----------     ----------    ------------     ----------
Net Assets -- End of Period .....................   $17,391,092     $6,868,073    $ 12,240,032     $9,834,228
                                                    ===========     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --             --
 Redeemed .......................................            --             --              --             --
                                                    -----------     ----------    ------------     ----------
 Net Increase (Decrease) ........................            --             --              --             --
                                                    ===========     ==========    ============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,057            517             975            749
 Redeemed .......................................          (339)          (107)           (791)          (247)
                                                    -----------     ----------    ------------     ----------
 Net Increase (Decrease) ........................           718            410             184            502
                                                    ===========     ==========    ============     ==========

                                                         AXA Conservative-                  AXA Moderate
                                                          Plus Allocation                    Allocation
                                                   ----------------------------    ------------------------------
                                                        2006            2005            2006             2005
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    305,393    $    290,208    $   4,632,714    $   3,857,831
 Net realized gain (loss) on investments ........       459,763         169,329       16,525,296       10,393,125
 Change in unrealized appreciation
  (depreciation) of investments .................       359,666        (177,178)       9,825,690       (1,652,233)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     1,124,822         282,359       30,983,700       12,598,723
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       138,670         100,180        2,836,850        2,921,005
  Transfers between funds including
   guaranteed interest account, net .............     4,767,835       7,322,019       (4,713,098)      (4,473,321)
  Transfers for contract benefits and
   terminations .................................    (1,314,587)     (1,041,378)     (42,598,134)     (39,493,752)
  Contract maintenance charges ..................       (31,955)        (16,805)        (965,715)      (1,053,283)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,559,963       6,364,016      (45,440,097)     (42,099,351)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (47,579)         26,682          (71,514)           9,495
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     4,637,206       6,673,057      (14,527,911)      29,491,133
Net Assets -- Beginning of Period ...............    13,290,681       6,617,624      376,325,406      405,816,539
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 17,927,887    $ 13,290,681    $ 361,797,495    $ 376,325,406
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               48               66
 Redeemed .......................................            --              --             (138)            (141)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (90)             (75)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           860             897              677              666
 Redeemed .......................................          (532)           (279)          (1,553)          (1,543)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           328             618             (876)            (877)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Moderate-                  AXA Premier VIP
                                                          Plus Allocation                Aggressive Equity
                                                   ----------------------------     ---------------------------
                                                        2006            2005            2006            2005
                                                   ------------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,080,594     $   733,175     $  (599,825)    $  (690,354)
 Net realized gain (loss) on investments ........     1,912,544         267,860      (1,914,810)     (3,255,569)
 Change in unrealized appreciation
  (depreciation) of investments .................     4,082,567         489,012       4,159,610       7,291,199
                                                   ------------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,075,705       1,490,047       1,644,975       3,345,276
                                                   ------------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,162,631         638,182         390,851         841,240
  Transfers between funds including
   guaranteed interest account, net .............    48,869,632      18,588,614      (4,533,349)     (3,998,164)
  Transfers for contract benefits and
   terminations .................................    (5,760,081)     (1,507,965)     (5,386,547)     (5,323,183)
  Contract maintenance charges ..................      (136,146)        (59,538)       (201,180)       (230,364)
                                                   ------------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    44,136,036      17,659,293      (9,730,225)     (8,710,471)
                                                   ------------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (36,529)          4,628         (40,900)          1,378
                                                   ------------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............    51,175,212      19,153,968      (8,126,150)     (5,363,817)
Net Assets -- Beginning of Period ...............    29,889,370      10,735,402      54,649,616      60,013,433
                                                   ------------     -----------     -----------     -----------
Net Assets -- End of Period .....................  $ 81,064,582     $29,889,370     $46,523,466     $54,649,616
                                                   ============     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --               --                5                4
 Redeemed .......................................            --               --              (48)             (54)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................            --               --              (43)             (50)
                                                   ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         4,846            2,065               51               57
 Redeemed .......................................        (1,091)            (402)            (175)            (169)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................         3,755            1,663             (124)            (112)
                                                   ============     ============     ============     ============

                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                   ----------------------------    ----------------------------
                                                        2006            2005            2006            2005
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,124,216    $    985,597    $    (66,990)    $   168,432
 Net realized gain (loss) on investments ........      (319,601)        127,560         926,098       1,359,181
 Change in unrealized appreciation
  (depreciation) of investments .................        92,744        (981,658)       (322,035)       (731,101)
                                                   ------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       897,359         131,499         537,073         796,512
                                                   ------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       174,300         471,418          43,369         100,487
  Transfers between funds including
   guaranteed interest account, net .............    (2,012,818)     (1,794,930)     (1,010,292)         37,463
  Transfers for contract benefits and
   terminations .................................    (5,267,785)     (4,568,242)     (1,393,394)       (925,596)
  Contract maintenance charges ..................       (96,683)       (115,293)        (43,873)        (46,187)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (7,202,986)     (6,007,047)     (2,404,190)       (833,833)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (26,225)          1,767        (105,195)         17,218
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............    (6,331,852)     (5,873,781)     (1,972,312)        (20,103)
Net Assets -- Beginning of Period ...............    46,074,264      51,948,045      16,598,677      16,618,780
                                                   ------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $ 39,742,412    $ 46,074,264    $ 14,626,365     $16,598,677
                                                   ============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           752             807             295             506
 Redeemed .......................................        (1,393)         (1,345)           (501)           (588)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................          (641)           (538)           (206)            (82)
                                                   ============    ============    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            AXA Premier VIP
                                                           AXA Premier VIP                   International
                                                             High Yield                         Equity
                                                   -----------------------------     ----------------------------
                                                       2006             2005             2006            2005
                                                   ------------     ------------     -----------      -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  4,615,560     $  5,999,271     $   176,632      $   491,740
 Net realized gain (loss) on investments ........    (1,490,273)      (1,733,415)      4,166,842        2,243,809
 Change in unrealized appreciation
  (depreciation) of investments .................     4,235,801       (2,709,617)      1,301,334          (11,442)
                                                   ------------     ------------     -----------      -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,361,088        1,556,239       5,644,808        2,724,107
                                                   ------------     ------------     -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       436,219          862,454         129,341           98,883
  Transfers between funds including
   guaranteed interest account, net .............    (4,973,344)      (3,554,165)      4,773,797          776,176
  Transfers for contract benefits and
   terminations .................................   (11,582,983)     (11,860,121)     (2,275,598)      (1,157,966)
  Contract maintenance charges ..................      (241,230)        (282,322)        (64,772)         (49,794)
                                                   ------------     ------------     -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (16,361,338)     (14,834,154)      2,562,768         (332,701)
                                                   ------------     ------------     -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        28,312            6,861         (77,830)           3,052
                                                   ------------     ------------     -----------      -----------
Increase (Decrease) in Net Assets ...............    (8,971,938)     (13,271,054)      8,129,746        2,394,458
Net Assets -- Beginning of Period ...............    97,783,034      111,054,088      22,076,996       19,682,538
                                                   ------------     ------------     -----------      -----------
Net Assets -- End of Period .....................  $ 88,811,096     $ 97,783,034     $30,206,742      $22,076,996
                                                   ============     ============     ===========      ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            35               28              --               --
 Redeemed .......................................           (52)             (50)             --               --
                                                   ------------     ------------     -----------      -----------
 Net Increase (Decrease) ........................           (17)             (22)             --               --
                                                   ============     ============     ===========      ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           565              662             957              378
 Redeemed .......................................        (1,083)          (1,146)           (779)            (403)
                                                   ------------     ------------     -----------      -----------
 Net Increase (Decrease) ........................          (518)            (484)            178              (25)
                                                   ============     ============     ===========      ===========

                                                          AXA Premier VIP                AXA Premier VIP
                                                             Large Cap                      Large Cap
                                                            Core Equity                       Growth
                                                   ---------------------------     ----------------------------
                                                       2006             2005            2006            2005
                                                   -----------     -----------     -----------      -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (52,790)    $   (37,507)    $  (215,182)     $  (236,378)
 Net realized gain (loss) on investments ........      880,741         466,140       1,931,766          888,470
 Change in unrealized appreciation
  (depreciation) of investments .................      226,064          74,892      (1,972,979)         277,447
                                                   -----------     -----------     -----------      -----------
 Net increase (decrease) in net assets from
  operations ....................................    1,054,015         503,525        (256,395)         929,539
                                                   -----------     -----------     -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,079          62,710          66,720          156,220
  Transfers between funds including
   guaranteed interest account, net .............     (589,562)       (615,250)         80,825         (664,517)
  Transfers for contract benefits and
   terminations .................................     (926,783)       (673,176)     (1,955,753)      (1,090,031)
  Contract maintenance charges ..................      (20,129)        (21,643)        (36,759)         (41,583)
                                                   -----------     -----------     -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (1,519,395)     (1,247,359)     (1,844,967)      (1,639,911)
                                                   -----------     -----------     -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (73,629)         13,732        (101,005)          20,345
                                                   -----------     -----------     -----------      -----------
Increase (Decrease) in Net Assets ...............     (539,009)       (730,102)     (2,202,367)        (690,027)
Net Assets -- Beginning of Period ...............    9,563,229      10,293,331      16,423,642       17,113,669
                                                   -----------     -----------     -----------      -----------
Net Assets -- End of Period .....................  $ 9,024,220     $ 9,563,229     $14,221,275      $16,423,642
                                                   ===========     ===========     ===========      ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --              --               --
 Redeemed .......................................           --              --              --               --
                                                   -----------     -----------     -----------      -----------
 Net Increase (Decrease) ........................           --              --              --               --
                                                   ===========     ===========     ===========      ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          108             111             396              373
 Redeemed .......................................         (241)           (230)           (593)            (551)
                                                   -----------     -----------     -----------      -----------
 Net Increase (Decrease) ........................         (133)           (119)           (197)            (178)
                                                   ===========     ===========     ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap                        Mid Cap
                                                               Value                           Growth
                                                    ---------------------------     ---------------------------
                                                        2006            2005            2006            2005
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   281,547     $   303,624     $  (222,729)    $    29,127
 Net realized gain (loss) on investments ........     2,361,432       1,816,043       4,046,415       3,974,716
 Change in unrealized appreciation
  (depreciation) of investments .................     1,243,955        (955,641)     (2,060,447)     (2,524,332)
                                                    -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,886,934       1,164,026       1,763,239       1,479,511
                                                    -----------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        89,380         275,653          52,368         146,068
  Transfers between funds including
   guaranteed interest account, net .............     2,203,081       2,635,818      (1,403,702)     (1,961,327)
  Transfers for contract benefits and
   terminations .................................    (2,668,829)     (1,760,162)     (2,495,410)     (1,395,721)
  Contract maintenance charges ..................       (62,152)        (56,013)        (59,533)        (62,442)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (438,520)      1,095,296      (3,906,277)     (3,273,422)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (87,206)         11,496         (73,677)         12,039
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............     3,361,208       2,270,818      (2,216,715)     (1,781,872)
Net Assets -- Beginning of Period ...............    22,218,931      19,948,113      24,191,446      25,973,318
                                                    -----------     -----------     -----------     -----------
Net Assets -- End of Period .....................   $25,580,139     $22,218,931     $21,974,731     $24,191,446
                                                    ===========     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                    ===========     ===========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           851             757             378             311
 Redeemed .......................................          (884)           (662)           (754)           (663)
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................           (33)             95            (376)           (352)
                                                    ===========     ===========     ===========     ===========

                                                          AXA Premier VIP
                                                              Mid Cap                    AXA Premier VIP
                                                               Value                        Technology
                                                    ---------------------------     ---------------------------
                                                        2006            2005            2006           2005
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    51,686     $ 1,424,743     $  (594,228)    $  (614,713)
 Net realized gain (loss) on investments ........     2,956,406       7,718,649       3,246,678       1,176,811
 Change in unrealized appreciation
  (depreciation) of investments .................       215,129      (7,710,276)       (628,804)      2,986,697
                                                    -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,223,221       1,433,116       2,023,646       3,548,795
                                                    -----------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        29,279          75,037         261,017         278,240
  Transfers between funds including
   guaranteed interest account, net .............      (651,837)     (7,339,438)     (5,117,480)     (4,327,449)
  Transfers for contract benefits and
   terminations .................................    (2,289,804)     (1,757,806)     (3,119,976)     (3,859,083)
  Contract maintenance charges ..................       (63,878)        (72,859)        (91,629)       (101,484)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,976,240)     (9,095,066)     (8,068,068)     (8,009,776)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (43,864)          5,654          (2,485)        (60,974)
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............       203,117      (7,656,296)     (6,046,907)      4,521,955
Net Assets -- Beginning of Period ...............    26,582,535      34,238,831      42,474,767      46,996,722
                                                    -----------     -----------     -----------     -----------
Net Assets -- End of Period .....................   $26,785,652     $26,582,535     $36,427,860     $42,474,767
                                                    ===========     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                    ===========     ===========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           489             543             967             721
 Redeemed .......................................          (722)         (1,329)         (1,770)         (1,623)
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................          (233)           (786)           (803)           (902)
                                                    ===========     ===========     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                           EQ/AllianceBernstein
                                                         EQ/AllianceBernstein                   Growth and
                                                             Common Stock                         Income
                                                    ------------------------------       -----------------------------
                                                         2006             2005               2006            2005
                                                    -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (1,056,098)    $ (3,126,266)      $   (304,699)    $ (1,763,725)
 Net realized gain (loss) on investments ........     (17,126,379)     (25,942,584)        28,259,033       17,973,848
 Change in unrealized appreciation
  (depreciation) of investments .................      65,207,213       43,958,688         32,943,143          243,614
                                                    -------------     ------------       ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      47,024,736       14,889,838         60,897,477       16,453,737
                                                    -------------     ------------       ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       2,530,379        4,222,809          1,763,204        3,033,849
  Transfers between funds including
   guaranteed interest account, net .............     (50,559,657)     (38,418,745)       (32,745,962)     (19,979,425)
  Transfers for contract benefits and
   terminations .................................     (64,120,978)     (60,312,247)       (45,858,072)     (43,335,142)
  Contract maintenance charges ..................      (1,839,391)      (2,110,930)        (1,080,606)      (1,227,484)
                                                    -------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (113,989,647)     (96,619,113)       (77,921,436)     (61,508,202)
                                                    -------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (396,886)          19,919            290,334            8,397
                                                    -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets ...............     (67,361,797)     (81,709,356)       (16,733,625)     (45,046,068)
Net Assets -- Beginning of Period ...............     581,681,801      663,391,157        409,911,515      454,957,583
                                                    -------------     ------------       ------------     ------------
Net Assets -- End of Period .....................   $ 514,320,004     $581,681,801       $393,177,890     $409,911,515
                                                    =============     ============       ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              16                6                 73               42
 Redeemed .......................................             (72)             (91)              (313)            (337)
                                                    -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................             (56)             (85)              (240)            (295)
                                                    =============     ============       ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              91              114                531              679
 Redeemed .......................................            (484)            (434)            (2,808)          (2,539)
                                                    -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................            (393)            (320)            (2,277)          (1,860)
                                                    =============     ============       ============     ============

                                                        EQ/AllianceBernstein
                                                            Intermediate
                                                             Government                   EQ/AllianceBernstein
                                                             Securities                       International
                                                    -----------------------------     -----------------------------
                                                        2006             2005             2006             2005
                                                    ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  2,649,325     $  2,577,929     $    (35,737)    $    169,815
 Net realized gain (loss) on investments ........       (695,557)         106,434       24,976,328        6,807,540
 Change in unrealized appreciation
  (depreciation) of investments .................       (209,161)      (3,068,521)      10,950,680       14,017,000
                                                    ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      1,744,607         (384,158)      35,891,271       20,994,355
                                                    ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        884,109        1,009,480        1,048,397        1,270,874
  Transfers between funds including
   guaranteed interest account, net .............    (11,505,080)     (14,639,513)         156,084         (900,754)
  Transfers for contract benefits and
   terminations .................................    (16,890,778)     (20,427,196)     (18,095,466)     (13,661,028)
  Contract maintenance charges ..................       (247,650)        (324,702)        (515,601)        (483,079)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (27,759,399)     (34,381,931)     (17,406,586)     (13,773,987)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (96,140)          11,035          (42,757)           2,741
                                                    ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............    (26,110,932)     (34,755,054)      18,441,928        7,223,109
Net Assets -- Beginning of Period ...............    136,544,826      171,299,880      172,246,909      165,023,800
                                                    ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................   $110,433,894     $136,544,826     $190,688,837     $172,246,909
                                                    ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             27               27              152               86
 Redeemed .......................................            (82)             (88)            (293)            (324)
                                                    ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................            (55)             (61)            (141)            (238)
                                                    ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            640              697            1,321            1,156
 Redeemed .......................................         (2,099)          (2,506)          (2,219)          (1,932)
                                                    ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................         (1,459)          (1,809)            (898)            (776)
                                                    ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                              Large Cap                  EQ/AllianceBernstein
                                                               Growth                        Quality Bond
                                                   -----------------------------     ---------------------------
                                                        2006             2005             2006            2005
                                                   ------------     ------------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,284,009)    $ (1,342,331)    $   457,568     $   610,752
 Net realized gain (loss) on investments ........    (7,479,562)      (9,239,909)       (246,386)        (12,695)
 Change in unrealized appreciation
  (depreciation) of investments .................     6,305,608       21,912,448         232,249        (469,369)
                                                   ------------     ------------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (2,457,963)      11,330,208         443,431         128,688
                                                   ------------     ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       723,434          733,692          62,388         312,215
  Transfers between funds including
   guaranteed interest account, net .............    (7,680,012)      (6,494,238)     (2,454,876)      3,343,222
  Transfers for contract benefits and
   terminations .................................    (8,847,038)      (7,254,627)     (3,262,724)     (2,686,174)
  Contract maintenance charges ..................      (242,151)        (268,276)        (56,125)        (69,126)
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (16,045,767)     (13,283,449)     (5,711,337)        900,137
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (750,178)        (175,884)        (34,034)          4,688
                                                   ------------     ------------     -----------     -----------
Increase (Decrease) in Net Assets ...............   (19,253,908)      (2,129,125)     (5,301,940)      1,033,513
Net Assets -- Beginning of Period ...............    99,864,247      101,993,372      25,121,452      24,087,939
                                                   ------------     ------------     -----------     -----------
Net Assets -- End of Period .....................  $ 80,610,339     $ 99,864,247     $19,819,512     $25,121,452
                                                   ============     ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --               --              --              --
 Redeemed .......................................            --               --              --              --
                                                   ------------     ------------     -----------     -----------
 Net Increase (Decrease) ........................            --               --              --              --
                                                   ============     ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,317            1,238             396             622
 Redeemed .......................................        (3,701)          (3,428)           (756)           (566)
                                                   ------------     ------------     -----------     -----------
 Net Increase (Decrease) ........................        (2,384)          (2,190)           (360)             56
                                                   ============     ============     ===========     ===========

                                                        EQ/AllianceBernstein
                                                              Small Cap                   EQ/AllianceBernstein
                                                               Growth                             Value
                                                   -----------------------------     -----------------------------
                                                        2006             2005             2006             2005
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,589,100)    $ (1,571,594)    $    164,669     $   (465,384)
 Net realized gain (loss) on investments ........    13,487,213        1,254,350       15,905,854        6,921,929
 Change in unrealized appreciation
  (depreciation) of investments .................    (4,278,250)      10,450,894       11,920,233         (529,627)
                                                   ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,619,863       10,133,650       27,990,756        5,926,918
                                                   ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       609,567          836,734          856,355        1,092,427
  Transfers between funds including
   guaranteed interest account, net .............    (8,607,471)      (6,393,252)          20,755           19,297
  Transfers for contract benefits and
   terminations .................................   (10,682,017)      (8,799,735)     (17,798,692)     (13,502,553)
  Contract maintenance charges ..................      (313,853)        (330,482)        (415,350)        (432,372)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (18,993,774)     (14,686,735)     (17,336,932)     (12,823,201)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (29,177)           5,278         (131,696)           9,937
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............   (11,403,088)      (4,547,807)      10,522,128       (6,886,346)
Net Assets -- Beginning of Period ...............   114,128,896      118,676,703      153,258,915      160,145,261
                                                   ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................  $102,725,808     $114,128,896     $163,781,043     $153,258,915
                                                   ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           103               62               --               --
 Redeemed .......................................          (164)             (54)              --               --
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................           (61)               8               --               --
                                                   ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           532              503            1,519            1,247
 Redeemed .......................................        (1,572)          (1,486)          (2,609)          (2,133)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................        (1,040)            (983)          (1,090)            (886)
                                                   ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/Ariel                EQ/Boston Advisors
                                                     Appreciation II (b)             Equity Income
                                                   ---------------------      ---------------------------
                                                      2006         2005           2006            2005
                                                   --------     --------      -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,407)    $     11      $   120,185     $    51,167
 Net realized gain (loss) on investments ........     9,604           10        1,033,038          70,229
 Change in unrealized appreciation
  (depreciation) of investments .................    56,560        2,500          759,059         340,872
                                                   --------     --------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    64,757        2,521        1,912,282         462,268
                                                   --------     --------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     6,562           --           47,542          80,771
  Transfers between funds including
   guaranteed interest account, net .............   514,683      241,640        2,035,688      11,131,403
  Transfers for contract benefits and
   terminations .................................   (25,285)        (202)      (1,079,292)       (458,842)
  Contract maintenance charges ..................    (1,655)         (52)         (34,408)        (20,973)
                                                   --------     --------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   494,305      241,386          969,530      10,732,359
                                                   --------     --------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (354)         351          (33,621)         32,184
                                                   --------     --------      -----------     -----------
Increase (Decrease) in Net Assets ...............   558,708      244,258        2,848,191      11,226,811
Net Assets -- Beginning of Period ...............   244,258           --       12,731,437       1,504,626
                                                   --------     --------      -----------     -----------
Net Assets -- End of Period .....................  $802,966     $244,258      $15,579,628     $12,731,437
                                                   ========     ========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................        --           --               --              --
 Redeemed .......................................        --           --               --              --
                                                   --------     --------      -----------     -----------
 Net Increase (Decrease) ........................        --           --               --              --
                                                   ========     ========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        65           23              986           2,301
 Redeemed .......................................       (18)          --             (830)           (413)
                                                   --------     --------      -----------     -----------
 Net Increase (Decrease) ........................        47           23              156           1,888
                                                   ========     ========      ===========     ===========

                                                           EQ/Calvert                    EQ/Capital
                                                      Socially Responsible            Guardian Growth
                                                    -------------------------     ------------------------
                                                        2006           2005           2006           2005
                                                    ----------     ----------     ----------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (17,282)    $  (12,585)    $  (38,041)   $  (18,528)
 Net realized gain (loss) on investments ........      117,582         86,176        144,148        30,240
 Change in unrealized appreciation
  (depreciation) of investments .................      (60,259)        (7,559)       123,864        93,656
                                                    ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................       40,041         66,032        229,971       105,368
                                                    ----------     ----------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       14,450          9,219         12,323        17,605
  Transfers between funds including
   guaranteed interest account, net .............       45,779        166,127      2,280,436     1,103,967
  Transfers for contract benefits and
   terminations .................................     (176,296)       (47,973)      (393,336)      (85,670)
  Contract maintenance charges ..................       (3,113)        (2,598)        (6,809)       (3,398)
                                                    ----------     ----------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (119,180)       124,775      1,892,614     1,032,504
                                                    ----------     ----------     ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (43,719)        12,585        (55,488)       21,559
                                                    ----------     ----------     ----------    ----------
Increase (Decrease) in Net Assets ...............     (122,858)       203,392      2,067,097     1,159,431
Net Assets -- Beginning of Period ...............    1,177,890        974,498      2,256,522     1,097,091
                                                    ----------     ----------     ----------    ----------
Net Assets -- End of Period .....................   $1,055,032     $1,177,890     $4,323,619    $2,256,522
                                                    ==========     ==========     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --            --
 Redeemed .......................................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease) ........................           --             --             --            --
                                                    ==========     ==========     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           69             60            219           108
 Redeemed .......................................          (83)           (46)           (65)          (18)
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease) ........................          (14)            14            154            90
                                                    ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Capital                       EQ/Capital
                                                             Guardian                         Guardian
                                                           International                      Research
                                                   ---------------------------      ------------------------------
                                                        2006            2005            2006             2005
                                                   -----------     -----------      ------------      ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    12,016     $    69,707      $   (576,262)     $   (609,166)
 Net realized gain (loss) on investments ........    3,602,537       1,008,008         4,769,185         3,524,518
 Change in unrealized appreciation
  (depreciation) of investments .................      147,272       1,600,282         2,457,133            75,930
                                                   -----------     -----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................    3,761,825       2,677,997         6,650,056         2,991,282
                                                   -----------     -----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       71,906         256,471           358,544           537,859
  Transfers between funds including
   guaranteed interest account, net .............    1,793,949       4,656,681        (3,992,914)       (4,045,077)
  Transfers for contract benefits and
   terminations .................................   (2,047,150)     (1,122,369)       (7,654,166)       (6,696,429)
  Contract maintenance charges ..................      (66,540)        (41,974)         (198,213)         (223,327)
                                                   -----------     -----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (247,835)      3,748,809       (11,486,749)      (10,426,974)
                                                   -----------     -----------      ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     (125,628)         (5,924)          (83,915)           (4,290)
                                                   -----------     -----------      ------------      ------------
Increase (Decrease) in Net Assets ...............    3,388,362       6,420,882        (4,920,608)       (7,439,982)
Net Assets -- Beginning of Period ...............   20,847,332      14,426,450        69,310,755        76,750,737
                                                   -----------     -----------      ------------      ------------
Net Assets -- End of Period .....................  $24,235,694     $20,847,332      $ 64,390,147      $ 69,310,755
                                                   ===========     ===========      ============      ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --                --                --
 Redeemed .......................................           --              --                --                --
                                                   -----------     -----------      ------------      ------------
 Net Increase (Decrease) ........................           --              --                --                --
                                                   ===========     ===========      ============      ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          641             727               297               309
 Redeemed .......................................         (652)           (399)           (1,227)           (1,235)
                                                   -----------     -----------      ------------      ------------
 Net Increase (Decrease) ........................          (11)            328              (930)             (926)
                                                   ===========     ===========      ============      ============

                                                            EQ/Capital                  EQ/Caywood-Scholl
                                                             Guardian                      High Yield
                                                           U.S. Equity                      Bond (a)
                                                   --------------------------     -------------------------
                                                        2006            2005           2006           2005
                                                   -----------    -----------     ----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (110,507)   $  (385,698)    $  252,756     $   85,570
 Net realized gain (loss) on investments ........    6,167,673      4,339,117          2,075          5,289
 Change in unrealized appreciation
  (depreciation) of investments .................   (2,750,518)    (2,195,625)        41,234        (75,683)
                                                   -----------    -----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    3,306,648      1,757,794        296,065         15,176
                                                   -----------    -----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      134,439        323,110         30,888         55,333
  Transfers between funds including
   guaranteed interest account, net .............   (3,065,462)      (257,066)     3,850,816      1,880,847
  Transfers for contract benefits and
   terminations .................................   (4,045,084)    (3,023,814)      (361,154)      (143,731)
  Contract maintenance charges ..................     (100,517)      (105,547)       (11,476)        (1,176)
                                                   -----------    -----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (7,076,624)    (3,063,317)     3,509,074      1,791,273
                                                   -----------    -----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (77,109)        (2,772)        (8,534)         8,534
                                                   -----------    -----------     ----------     ----------
Increase (Decrease) in Net Assets ...............   (3,847,085)    (1,308,295)     3,796,605      1,814,983
Net Assets -- Beginning of Period ...............   42,962,656     44,270,951      1,814,983             --
                                                   -----------    -----------     ----------     ----------
Net Assets -- End of Period .....................  $39,115,571    $42,962,656     $5,611,588     $1,814,983
                                                   ===========    ===========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                   -----------    -----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                   ===========    ===========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          418            489            585            207
 Redeemed .......................................       (1,009)          (774)          (252)           (33)
                                                   -----------    -----------     ----------     ----------
 Net Increase (Decrease) ........................         (591)          (285)           333            174
                                                   ===========    ===========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Davis New              EQ/Equity
                                                   York Venture (c)            500 Index
                                                   ----------------    ----------------------------
                                                         2006            2006             2005
                                                   ----------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $     (444)      $     69,619    $   (226,687)
 Net realized gain (loss) on investments ........          2,104          4,501,996         697,319
 Change in unrealized appreciation
  (depreciation) of investments .................         49,050         13,183,931       3,679,646
                                                      ----------       ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................         50,710         17,755,546       4,150,278
                                                      ----------       ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         13,506            859,667       1,680,158
  Transfers between funds including
   guaranteed interest account, net .............      1,421,226        (10,380,443)    (10,045,002)
  Transfers for contract benefits and
   terminations .................................         (6,747)       (16,662,720)    (12,581,579)
  Contract maintenance charges ..................           (209)          (404,141)       (460,647)
                                                      ----------       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,427,776        (26,587,637)    (21,407,070)
                                                      ----------       ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            (29)             6,658           5,314
                                                      ----------       ------------    ------------
Increase (Decrease) in Net Assets ...............      1,478,457         (8,825,433)     17,251,478
Net Assets -- Beginning of Period ...............             --        148,945,573     166,197,051
                                                      ----------       ------------    ------------
Net Assets -- End of Period .....................     $1,478,457       $140,120,140    $148,945,573
                                                      ==========       ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                 --              --
 Redeemed .......................................             --                 --              --
                                                      ----------       ------------    ------------
 Net Increase (Decrease) ........................             --                 --              --
                                                      ==========       ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            148                445             432
 Redeemed .......................................            (12)            (1,416)         (1,275)
                                                      ----------       ------------    ------------
 Net Increase (Decrease) ........................            136               (971)           (843)
                                                      ==========       ============    ============

                                                          EQ/Evergreen                   EQ/Evergreen
                                                     International Bond (b)                 Omega
                                                    -----------------------       ---------------------------
                                                       2006           2005            2006           2005
                                                    ----------      -------       -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (18,940)     $  (222)      $    56,665     $  (157,545)
 Net realized gain (loss) on investments ........        3,605          356         1,240,615         931,114
 Change in unrealized appreciation
  (depreciation) of investments .................       66,166         (520)         (929,749)       (554,500)
                                                    ----------      -------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       50,831         (386)          367,531         219,069
                                                    ----------      -------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        9,357           --            29,256          39,142
  Transfers between funds including
   guaranteed interest account, net .............    2,922,247      213,647          (683,591)     (1,997,938)
  Transfers for contract benefits and
   terminations .................................     (142,909)      (1,363)         (919,427)       (911,965)
  Contract maintenance charges ..................       (6,521)        (196)          (25,855)        (29,919)
                                                    ----------      -------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,782,174      212,088        (1,599,617)     (2,900,680)
                                                    ----------      -------       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (221)         222          (128,769)         26,656
                                                    ----------      -------       -----------     -----------
Increase (Decrease) in Net Assets ...............    2,832,784      211,924        (1,360,855)     (2,654,955)
Net Assets -- Beginning of Period ...............      211,924           --        10,280,316      12,935,271
                                                    ----------      -------       -----------     -----------
Net Assets -- End of Period .....................   $3,044,708      $211,924      $ 8,919,461     $10,280,316
                                                    ==========      ========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                --              --
 Redeemed .......................................           --           --                --              --
                                                    ----------      --------      -----------     -----------
 Net Increase (Decrease) ........................           --           --                --              --
                                                    ==========      ========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          428           26               198             193
 Redeemed .......................................         (144)          (4)             (388)           (547)
                                                    ----------      ---------     -----------     -----------
 Net Increase (Decrease) ........................          284           22              (190)           (354)
                                                    ==========      =========     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/FI                             EQ/FI
                                                               Mid Cap                        Mid Cap Value
                                                   ----------------------------      -----------------------------
                                                        2006             2005             2006             2005
                                                   ------------    ------------      ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,303,263    $  4,677,345      $ (1,732,784)    $  4,892,936
 Net realized gain (loss) on investments ........     6,945,264       8,944,821        19,483,232       15,436,145
 Change in unrealized appreciation
  (depreciation) of investments .................      (804,489)    (10,052,529)       (2,138,466)      (5,800,109)
                                                   ------------    ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,444,038       3,569,637        15,611,982       14,528,972
                                                   ------------    ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       327,746         527,793           796,406        1,319,385
  Transfers between funds including
   guaranteed interest account, net .............    (6,529,668)        825,278       (10,886,111)      (4,427,840)
  Transfers for contract benefits and
   terminations .................................    (6,857,295)     (5,181,749)      (14,957,029)     (11,782,860)
  Contract maintenance charges ..................      (181,613)       (188,047)         (408,818)        (438,749)
                                                   ------------    ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (13,240,830)     (4,016,725)      (25,455,552)     (15,330,064)
                                                   ------------    ------------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (107,501)       (227,518)         (115,415)          18,208
                                                   ------------    ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............    (5,904,293)       (674,606)       (9,958,985)        (782,884)
Net Assets -- Beginning of Period ...............    81,994,615      82,669,221       158,231,051      159,013,935
                                                   ------------    ------------      ------------     ------------
Net Assets -- End of Period .....................  $ 76,090,322    $ 81,994,615      $148,272,066     $158,231,051
                                                   ============    ============      ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                --               --
 Redeemed .......................................            --              --                --               --
                                                   ------------    ------------      ------------     ------------
 Net Increase (Decrease) ........................            --              --                --               --
                                                   ============    ============      ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           811           1,423               840            1,366
 Redeemed .......................................        (1,900)         (1,802)           (2,394)          (2,395)
                                                   ------------    ------------      ------------     ------------
 Net Increase (Decrease) ........................        (1,089)           (379)           (1,554)          (1,029)
                                                   ============    ============      ============     ============

                                                                    EQ/Franklin               EQ/GAMCO
                                                    EQ/Franklin      Small Cap               Mergers and
                                                     Income (c)      Value (c)            Acquisitions (a)
                                                    -----------     -----------      -------------------------
                                                        2006           2006             2006            2005
                                                    -----------     -----------      ----------      ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   22,356        $  (206)       $  302,813      $  71,861
 Net realized gain (loss) on investments ........        7,132          1,551            77,026         10,794
 Change in unrealized appreciation
  (depreciation) of investments .................       93,608          5,994           397,486        (49,579)
                                                    -----------       --------        ----------      ---------
 Net increase (decrease) in net assets from
  operations ....................................      123,096          7,339           777,325         33,076
                                                    -----------       --------        ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       19,911          6,674            36,560          9,605
  Transfers between funds including
   guaranteed interest account, net .............    6,378,745        350,536         2,877,690      5,634,487
  Transfers for contract benefits and
   terminations .................................      (62,510)          (445)         (211,170)       (10,179)
  Contract maintenance charges ..................       (1,793)          (109)          (21,714)          (430)
                                                    -----------       --------        ----------      ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    6,334,353        356,656         2,681,366      5,633,483
                                                    -----------       --------        ----------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           (2)           (13)           (8,093)         8,093
                                                    -----------       --------        ----------      ---------
Increase (Decrease) in Net Assets ...............    6,457,447        363,982         3,450,598      5,674,652
Net Assets -- Beginning of Period ...............           --             --         5,674,652             --
                                                    -----------       --------        ----------      ---------
Net Assets -- End of Period .....................   $6,457,447       $363,982        $9,125,250     $5,674,652
                                                    ===========      =========       ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --             --
 Redeemed .......................................           --             --                --             --
                                                    -----------      ---------       ----------     ----------
 Net Increase (Decrease) ........................           --             --                --             --
                                                    ===========      =========       ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          679             42               338            543
 Redeemed .......................................          (60)            (8)              (96)            (5)
                                                    -----------      ---------       ----------     -----------
 Net Increase (Decrease) ........................          619             34               242            538
                                                    ===========      =========       ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/GAMCO
                                                               Small                    EQ/International
                                                           Company Value                   Growth (a)
                                                   ---------------------------      -----------------------
                                                        2006            2005            2006          2005
                                                   -----------     -----------      ----------    ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     7,561     $   (46,592)     $   (2,880)   $   1,993
 Net realized gain (loss) on investments ........      832,948         773,181          91,912        4,312
 Change in unrealized appreciation
  (depreciation) of investments .................    1,107,627        (383,515)        237,333       34,215
                                                   -----------     -----------      ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................    1,948,136         343,074         326,365       40,520
                                                   -----------     -----------      ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       85,383         156,876          37,497       79,971
  Transfers between funds including
   guaranteed interest account, net .............    2,597,487       8,791,590       1,819,919      506,575
  Transfers for contract benefits and
   terminations .................................   (1,016,200)       (590,491)       (143,996)     (11,463)
  Contract maintenance charges ..................      (30,127)        (18,512)         (2,986)        (315)
                                                   -----------     -----------      ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,636,543       8,339,463       1,710,434      574,768
                                                   -----------     -----------      ----------    ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (36,807)         34,239          (1,806)       1,805
                                                   -----------     -----------      ----------    ---------
Increase (Decrease) in Net Assets ...............    3,547,872       8,716,776       2,034,993      617,093
Net Assets -- Beginning of Period ...............   11,011,373       2,294,597         617,093           --
                                                   -----------     -----------      ----------    ---------
Net Assets -- End of Period .....................  $14,559,245     $11,011,373      $2,652,086    $ 617,093
                                                   ===========     ===========      ==========    =========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --              --           --
 Redeemed .......................................           --              --              --           --
                                                   -----------     -----------      ----------    ---------
 Net Increase (Decrease) ........................           --              --              --           --
                                                   ===========     ===========      ==========    =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          296             544             208           69
 Redeemed .......................................         (234)           (172)            (76)         (15)
                                                   -----------     -----------      ----------    ---------
 Net Increase (Decrease) ........................           62             372             132           54
                                                   ===========     ===========      ==========    =========

                                                            EQ/Janus
                                                            Large Cap                    EQ/JPMorgan
                                                             Growth                       Core Bond
                                                   --------------------------     --------------------------
                                                       2006           2005           2006           2005
                                                   -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (301,832)   $  (325,543)    $ 1,674,283    $ 1,200,186
 Net realized gain (loss) on investments ........      695,136        296,486        (290,288)       (69,024)
 Change in unrealized appreciation
  (depreciation) of investments .................     (532,811)     1,211,114         132,667       (736,576)
                                                   -----------    -----------     -----------    -----------
 Net increase (decrease) in net assets from
  operations ....................................     (139,507)     1,182,057       1,516,662        394,586
                                                   -----------    -----------     -----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      147,009        232,452         184,251        781,600
  Transfers between funds including
   guaranteed interest account, net .............   (1,923,956)       149,555       5,807,526     14,453,748
  Transfers for contract benefits and
   terminations .................................   (1,386,318)    (1,632,779)     (6,848,561)    (5,449,553)
  Contract maintenance charges ..................      (40,306)       (44,893)       (145,973)      (141,525)
                                                   -----------    -----------     -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (3,203,571)    (1,295,665)     (1,002,757)     9,644,270
                                                   -----------    -----------     -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (82,763)       (13,833)        (21,736)         3,437
                                                   -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets ...............   (3,425,841)      (127,443)        492,169     10,042,293
Net Assets -- Beginning of Period ...............   22,005,680     22,133,123      59,267,277     49,224,984
                                                   -----------    -----------     -----------    -----------
Net Assets -- End of Period .....................  $18,579,839    $22,005,680     $59,759,446    $59,267,277
                                                   ===========    ===========     ===========    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --             --
 Redeemed .......................................           --             --              --             --
                                                   -----------    -----------     -----------    -----------
 Net Increase (Decrease) ........................           --             --              --             --
                                                   ===========    ===========     ===========    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          361            550             213          1,770
 Redeemed .......................................         (880)          (767)           (284)        (1,071)
                                                   -----------    -----------     -----------    -----------
 Net Increase (Decrease) ........................         (519)          (217)            (71)           699
                                                   ===========    ===========     ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan                   EQ/Legg Mason
                                                       Value Opportunities             Value Equity (b)
                                                   --------------------------      -----------------------
                                                       2006           2005            2006          2005
                                                   -----------    -----------      ----------     --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ 1,013,836    $    10,956      $  (31,299)    $   (870)
 Net realized gain (loss) on investments ........    2,017,119        162,012           2,097          878
 Change in unrealized appreciation
  (depreciation) of investments .................    3,111,521        645,900         224,402       12,244
                                                   -----------    -----------      ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................    6,142,476        818,868         195,200       12,252
                                                   -----------    -----------      ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      212,859        277,182           1,482           20
  Transfers between funds including
   guaranteed interest account, net .............     (745,699)    (2,308,796)      2,948,187      649,750
  Transfers for contract benefits and
   terminations .................................   (4,221,319)    (4,520,322)       (179,124)     (11,303)
  Contract maintenance charges ..................     (114,417)      (126,532)         (5,859)        (376)
                                                   -----------    -----------      ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (4,868,576)    (6,678,468)      2,764,686      638,091
                                                   -----------    -----------      ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       57,686         28,414          (1,059)       1,061
                                                   -----------    -----------      ----------     --------
Increase (Decrease) in Net Assets ...............    1,331,586     (5,831,186)      2,958,827      651,404
Net Assets -- Beginning of Period ...............   36,117,374     41,948,560         651,404           --
                                                   -----------    -----------      ----------     --------
Net Assets -- End of Period .....................  $37,448,960    $36,117,374      $3,610,231     $651,404
                                                   ===========    ===========      ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --           --
 Redeemed .......................................           --             --              --           --
                                                   -----------    -----------      ----------     --------
 Net Increase (Decrease) ........................           --             --              --           --
                                                   ===========    ===========      ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,382            156             330           62
 Redeemed .......................................       (1,722)          (664)            (71)          (1)
                                                   -----------    -----------      ----------     ---------
 Net Increase (Decrease) ........................         (340)          (508)            259           61
                                                   ===========    ===========      ==========     =========

                                                                                         EQ/Lord Abbett
                                                              EQ/Long                      Growth and
                                                           Term Bond (a)                   Income (a)
                                                     -------------------------      -----------------------
                                                        2006           2005            2006           2005
                                                     ----------     ----------      ----------     --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   92,833     $   36,790      $    4,541     $    419
 Net realized gain (loss) on investments ........       (70,542)       (11,016)        114,963        2,795
 Change in unrealized appreciation
  (depreciation) of investments .................         7,727        (66,122)        235,372       17,643
                                                     ----------     ----------      ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................        30,018        (40,348)        354,876       20,857
                                                     ----------     ----------      ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        22,704         87,639          26,316       96,621
  Transfers between funds including
   guaranteed interest account, net .............       717,426      3,328,329       3,757,644      683,641
  Transfers for contract benefits and
   terminations .................................      (221,274)      (117,375)       (234,848)     (26,376)
  Contract maintenance charges ..................        (9,089)        (2,988)         (4,382)      (1,164)
                                                     ----------     ----------      ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................       509,767      3,295,605       3,544,730      752,722
                                                     ----------     ----------      ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (15,203)        15,207          (3,422)       3,421
                                                     ----------     ----------      ----------     --------
Increase (Decrease) in Net Assets ...............       524,582      3,270,462       3,896,184      777,000
Net Assets -- Beginning of Period ...............     3,270,462             --         777,000           --
                                                     ----------     ----------      ----------     --------
Net Assets -- End of Period .....................    $3,795,044     $3,270,462      $4,673,184     $777,000
                                                     ==========     ==========      ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --           --
 Redeemed .......................................            --             --              --           --
                                                     ----------     ----------      ----------     --------
 Net Increase (Decrease) ........................            --             --              --           --
                                                     ==========     ==========      ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           258            472             401           82
 Redeemed .......................................          (206)          (146)            (92)          (9)
                                                     ----------     ----------      ----------     ---------
 Net Increase (Decrease) ........................            52            326             309           73
                                                    ===========    ===========     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett                  EQ/Lord Abbett
                                                           Large Cap                       Mid Cap
                                                           Core (a)                       Value (a)
                                                    -----------------------      ---------------------------
                                                       2006          2005             2006           2005
                                                    ----------     --------      -------------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (1,589)    $   (875)     $     (29,281)   $    9,536
 Net realized gain (loss) on investments ........       39,407        3,549            508,514        32,799
 Change in unrealized appreciation
  (depreciation) of investments .................       65,646       13,351            358,406       186,074
                                                    ----------     --------      -------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      103,464       16,025            837,639       228,409
                                                    ----------     --------      -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        1,537           --             30,356        31,111
  Transfers between funds including
   guaranteed interest account, net .............      661,271      609,092           (353,858)    7,521,183
  Transfers for contract benefits and
   terminations .................................      (74,966)      (9,484)          (767,818)     (177,149)
  Contract maintenance charges ..................       (2,222)        (561)           (22,199)       (5,397)
                                                    ----------     --------      -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      585,620      599,047         (1,113,519)    7,369,748
                                                    ----------     --------      -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (2,959)       2,956            (21,721)       21,858
                                                    ----------     --------      -------------    ----------
Increase (Decrease) in Net Assets ...............      686,125      618,028           (297,601)    7,620,014
Net Assets -- Beginning of Period ...............      618,028           --          7,620,014            --
                                                    ----------     --------      -------------    ----------
Net Assets -- End of Period .....................   $1,304,153     $618,028      $   7,322,413    $7,620,014
                                                    ==========     ========      =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --            --
 Redeemed .......................................           --           --                 --            --
                                                    ----------     --------      -------------    ----------
 Net Increase (Decrease) ........................           --           --                 --            --
                                                    ==========     ========      =============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84           71                595           780
 Redeemed .......................................          (31)         (13)              (685)          (98)
                                                    ----------     --------      -------------    ----------
 Net Increase (Decrease) ........................           53           58                (90)          682
                                                    ==========     ========      =============    ==========

                                                                                             EQ/Mercury
                                                            EQ/Marsico                       Basic Value
                                                               Focus                           Equity
                                                   ---------------------------      -----------------------------
                                                       2006            2005             2006             2005
                                                   -----------     -----------      ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (501,091)    $  (841,993)     $  1,890,145     $   (141,014)
 Net realized gain (loss) on investments ........    6,218,983       5,056,821        11,260,036       11,169,086
 Change in unrealized appreciation
  (depreciation) of investments .................     (434,922)      1,301,151        12,884,428       (9,181,971)
                                                   -----------     -----------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................    5,282,970       5,515,979        26,034,609        1,846,101
                                                   -----------     -----------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      297,370         629,948           624,116        1,255,637
  Transfers between funds including
   guaranteed interest account, net .............    7,225,252       9,292,452       (12,426,504)     (17,538,334)
  Transfers for contract benefits and
   terminations .................................   (7,527,960)     (4,200,923)      (16,403,366)     (14,843,578)
  Contract maintenance charges ..................     (186,296)       (161,564)         (408,239)        (493,953)
                                                   -----------     -----------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (191,634)      5,559,913       (28,613,993)     (31,620,228)
                                                   -----------     -----------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (33,466)      2,941,819          (379,424)          13,709
                                                   -----------     -----------      ------------     ------------
Increase (Decrease) in Net Assets ...............    5,057,870       8,134,073        (2,958,808)     (29,760,418)
Net Assets -- Beginning of Period ...............   68,334,701      60,200,628       154,142,976      183,903,394
                                                   -----------     -----------      ------------     ------------
Net Assets -- End of Period .....................  $73,392,571     $68,334,701      $151,184,168     $154,142,976
                                                   ===========     ===========      ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --                --               --
 Redeemed .......................................           --              --                --               --
                                                   -----------     -----------      ------------     ------------
 Net Increase (Decrease) ........................           --              --                --               --
                                                   ===========     ===========      ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,408           1,354               520              520
 Redeemed .......................................       (1,421)           (971)           (1,857)          (2,119)
                                                   -----------     -----------      ------------     ------------
 Net Increase (Decrease) ........................          (13)            383            (1,337)          (1,599)
                                                   ===========     ===========      ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Mercury
                                                           International                     EQ/MFS Emerging
                                                               Value                        Growth Companies
                                                   --------------------------      ----------------------------
                                                        2006            2005              2006             2005
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ 1,543,846    $   224,157      $ (1,302,557)   $ (1,432,384)
 Net realized gain (loss) on investments ........    7,946,215      1,753,381       (12,020,318)    (10,241,697)
 Change in unrealized appreciation
  (depreciation) of investments .................    6,928,413      4,119,605        18,858,380      18,666,905
                                                   -----------    -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   16,418,474      6,097,143         5,535,505       6,992,824
                                                   -----------    -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      500,424        691,366           642,075         818,721
  Transfers between funds including
   guaranteed interest account, net .............    5,153,361      8,513,211        (9,538,568)    (11,894,529)
  Transfers for contract benefits and
   terminations .................................   (6,931,835)    (5,375,687)      (10,633,070)     (8,773,192)
  Contract maintenance charges ..................     (212,640)      (195,510)         (307,214)       (355,799)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (1,490,690)     3,633,380       (19,836,777)    (22,204,799)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (5,905)         1,109          (230,423)            324
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............   14,921,879      9,731,632       (14,531,695)    (13,211,651)
Net Assets -- Beginning of Period ...............   70,658,429     60,926,797       103,035,803     116,247,454
                                                   -----------    -----------      ------------    ------------
Net Assets -- End of Period .....................  $85,580,308    $70,658,429      $ 88,504,108    $103,035,803
                                                   ===========    ===========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --              --
 Redeemed .......................................           --             --                --              --
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                   ===========    ===========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,003          1,037               558             262
 Redeemed .......................................       (1,089)          (816)           (1,941)         (1,812)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................          (86)           221            (1,383)         (1,550)
                                                   ===========    ===========      ============    ============

                                                              EQ/MFS                          EQ/Money
                                                          Investors Trust                      Market
                                                   --------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (85,463)   $  (140,994)     $  3,589,418    $  1,447,379
 Net realized gain (loss) on investments ........      345,705       (157,679)         (250,487)       (258,295)
 Change in unrealized appreciation
  (depreciation) of investments .................    1,137,183      1,066,938           271,402         321,582
                                                   -----------    -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    1,397,425        768,265         3,610,333       1,510,666
                                                   -----------    -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       80,222         81,764         3,550,235       3,394,777
  Transfers between funds including
   guaranteed interest account, net .............   (1,361,206)    (1,347,474)       46,462,258      19,622,423
  Transfers for contract benefits and
   terminations .................................   (1,455,335)    (1,221,364)      (51,173,746)    (44,825,075)
  Contract maintenance charges ..................      (33,301)       (33,918)         (260,146)       (310,344)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (2,769,620)    (2,520,992)       (1,421,399)    (22,118,219)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     (166,564)         9,737           (56,791)          4,652
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............   (1,538,759)    (1,742,990)        2,132,143     (20,602,901)
Net Assets -- Beginning of Period ...............   14,227,540     15,970,530       117,074,878     137,677,779
                                                   -----------    -----------      ------------    ------------
Net Assets -- End of Period .....................  $12,688,781    $14,227,540      $119,207,021    $117,074,878
                                                   ===========    ===========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               447             307
 Redeemed .......................................           --             --              (423)           (413)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                24            (106)
                                                   ===========    ===========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           98            136             7,996           5,852
 Redeemed .......................................         (382)          (417)           (8,071)         (6,527)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................         (284)          (281)              (75)           (675)
                                                   ===========    ===========      ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Montag &              EQ/Mutual      EQ/Oppenheimer
                                                         Caldwell Growth           Shares (c)        Global (c)
                                                    -------------------------      ----------      --------------
                                                       2006           2005            2006              2006
                                                    ----------     ----------      ----------         --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (15,603)    $   (7,498)     $   (1,648)        $  (946)
 Net realized gain (loss) on investments ........       28,526          5,011           3,317           1,554
 Change in unrealized appreciation
  (depreciation) of investments .................       72,687         41,258          48,668          17,249
                                                    ----------     ----------      ----------         --------
 Net increase (decrease) in net assets from
  operations ....................................       85,610         38,771          50,337          17,857
                                                    ----------     ----------      ----------         --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          374         23,125             533           2,211
  Transfers between funds including
   guaranteed interest account, net .............      (49,259)     1,299,047       1,489,832         500,647
  Transfers for contract benefits and
   terminations .................................      (40,558)       (34,809)        (34,622)         (1,172)
  Contract maintenance charges ..................       (3,961)        (2,412)           (394)           (167)
                                                    ----------     ----------      ----------         --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (93,404)     1,284,951       1,455,349         501,519
                                                    ----------     ----------      ----------         --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (10,674)        10,605             (12)             (3)
                                                    ----------     ----------      ----------         --------
Increase (Decrease) in Net Assets ...............      (18,468)     1,334,327       1,505,674         519,373
Net Assets -- Beginning of Period ...............    1,382,063         47,736              --              --
                                                    ----------     ----------      ----------         --------
Net Assets -- End of Period .....................   $1,363,595     $1,382,063      $1,505,674        $519,373
                                                    ==========     ==========      ==========         ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------      ----------         ---------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========      ==========         =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           67            312             152              52
 Redeemed .......................................          (87)           (25)            (11)             (5)
                                                    ----------     ----------      ----------         ---------
 Net Increase (Decrease) ........................          (20)           287             141              47
                                                    ==========     ==========      ==========         =========

                                                   EQ/Oppenheimer      EQ/Oppenheimer
                                                     Main Street         Main Street               EQ/PIMCO
                                                   Opportunity (c)      Small Cap (c)           Real Return (a)
                                                   ---------------     --------------     -------------------------
                                                        2006                2006              2006          2005
                                                      -------             --------        -----------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $   971             $   439         $   284,275    $  122,835
 Net realized gain (loss) on investments ........       1,479                 444             (73,146)          236
 Change in unrealized appreciation
  (depreciation) of investments .................       7,408               5,321            (306,504)     (151,819)
                                                      -------             --------        -----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................       9,858               6,204             (95,375)      (28,748)
                                                      -------             --------        -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          80                 241              23,002       210,476
  Transfers between funds including
   guaranteed interest account, net .............     313,723             393,593           4,022,227     7,846,235
  Transfers for contract benefits and
   terminations .................................      (1,438)               (418)         (1,160,471)     (257,252)
  Contract maintenance charges ..................        (344)                 --             (23,151)       (5,094)
                                                      -------             --------        -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     312,021             393,416           2,861,607     7,794,365
                                                      -------             --------        -----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (15)                 (1)            (21,714)       21,776
                                                      -------             ---------       -----------    ----------
Increase (Decrease) in Net Assets ...............     321,864             399,619           2,744,518     7,787,393
Net Assets -- Beginning of Period ...............          --                  --           7,787,393            --
                                                      -------             ---------       -----------    ----------
Net Assets -- End of Period .....................     $321,864            $399,619        $10,531,911    $7,787,393
                                                      ========            =========       ===========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................          --                  --                  --            --
 Redeemed .......................................          --                  --                  --            --
                                                      --------            ---------       -----------    ----------
 Net Increase (Decrease) ........................          --                  --                  --            --
                                                      ========            =========       ===========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          38                  38                 778           875
 Redeemed .......................................          (9)                 (2)               (488)          (93)
                                                      ---------           ---------       -----------    ----------
 Net Increase (Decrease) ........................          29                  36                 290           782
                                                      =========           =========       ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Short                         EQ Small
                                                        Duration Bond (a)                    Cap Value
                                                    -------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   97,405     $    7,683      $  1,705,013    $  1,354,334
 Net realized gain (loss) on investments ........       91,685            748         5,629,092       5,945,564
 Change in unrealized appreciation
  (depreciation) of investments .................      (36,507)       (13,092)       (1,221,932)     (5,808,782)
                                                    ----------     ----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      152,583         (4,661)        6,112,173       1,491,116
                                                    ----------     ----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       38,078         26,234           181,896         448,250
  Transfers between funds including
   guaranteed interest account, net .............    3,372,770      2,695,849        (3,794,909)      1,321,146
  Transfers for contract benefits and
   terminations .................................     (691,489)      (427,632)       (4,732,922)     (4,295,618)
  Contract maintenance charges ..................       (7,018)          (800)         (118,728)       (128,404)
                                                    ----------     ----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,712,341      2,993,651        (8,464,663)     (2,654,626)
                                                    ----------     ----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (13,352)        13,341           (16,298)          1,781
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets ...............    2,851,572      2,302,331        (2,368,788)     (1,161,729)
Net Assets -- Beginning of Period ...............    2,302,331             --        46,342,915      47,504,644
                                                    ----------     ----------      ------------    ------------
Net Assets -- End of Period .....................   $5,153,903     $2,302,331      $ 43,974,127    $ 46,342,915
                                                    ==========     ==========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --              --
 Redeemed .......................................           --             --                --              --
                                                    ----------     ----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                    ==========     ==========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          837            297               557             901
 Redeemed .......................................         (562)           (67)           (1,021)         (1,057)
                                                    ----------     ----------      ------------    ------------
 Net Increase (Decrease) ........................          275            230              (464)           (156)
                                                    ==========     ==========      ============    ============

                                                            EQ Small                         EQ/Small
                                                         Company Growth                   Company Index
                                                    -------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    4,901     $   31,649      $   (69,735)    $  (116,526)
 Net realized gain (loss) on investments ........      210,658        (11,537)       3,913,547       3,518,277
 Change in unrealized appreciation
  (depreciation) of investments .................     (288,875)        44,865        1,366,382      (2,558,180)
                                                    ----------     ----------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      (73,316)        64,977        5,210,194         843,571
                                                    ----------     ----------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       36,941         39,517          109,506         235,357
  Transfers between funds including
   guaranteed interest account, net .............    3,369,341      2,616,415        1,095,967      (3,086,415)
  Transfers for contract benefits and
   terminations .................................     (447,786)      (100,236)      (4,152,473)     (2,777,198)
  Contract maintenance charges ..................      (14,904)        (4,548)         (97,936)       (103,153)
                                                    ----------     ----------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,943,592      2,551,148       (3,044,936)     (5,731,409)
                                                    ----------     ----------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (22,204)        22,053          (97,539)          1,992
                                                    ----------     ----------      -----------     -----------
Increase (Decrease) in Net Assets ...............    2,848,072      2,638,178        2,067,719      (4,885,847)
Net Assets -- Beginning of Period ...............    3,575,329        937,151       34,492,317      39,378,164
                                                    ----------     ----------      -----------     -----------
Net Assets -- End of Period .....................   $6,423,401     $3,575,329      $36,560,036     $34,492,317
                                                    ==========     ==========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------     ----------      -----------     -----------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========     ==========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,062            678              528             380
 Redeemed .......................................         (769)          (361)            (724)           (786)
                                                    ----------     ----------      -----------     -----------
 Net Increase (Decrease) ........................          293            317             (196)           (406)
                                                    ==========     ==========      ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW               EQ/Templeton
                                                             Equity                Growth (c)
                                                    -------------------------     ------------
                                                       2006           2005            2006
                                                    ----------     ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (26,342)    $  (18,618)     $   (1,275)
 Net realized gain (loss) on investments ........       69,881          5,664           4,976
 Change in unrealized appreciation
  (depreciation) of investments .................     (159,808)       162,520          34,707
                                                    ----------     ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................     (116,269)       149,566          38,408
                                                    ----------     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       29,006         17,218            (127)
  Transfers between funds including
   guaranteed interest account, net .............      (34,857)     1,504,788       1,567,807
  Transfers for contract benefits and
   terminations .................................     (187,434)       (84,462)        (12,379)
  Contract maintenance charges ..................       (5,458)        (3,411)           (370)
                                                    ----------     ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (198,743)     1,434,133       1,554,931
                                                    ----------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (18,556)        18,271             (26)
                                                    ----------     ----------      ----------
Increase (Decrease) in Net Assets ...............     (333,568)     1,601,970       1,593,313
Net Assets -- Beginning of Period ...............    1,961,635        359,665              --
                                                    ----------     ----------      ----------
Net Assets -- End of Period .....................   $1,628,067     $1,961,635      $1,593,313
                                                    ==========     ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --
 Redeemed .......................................           --             --              --
                                                    ----------     ----------      ----------
 Net Increase (Decrease) ........................           --             --              --
                                                    ==========     ==========      ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           44            128             173
 Redeemed .......................................          (57)           (36)            (25)
                                                    ----------     ----------      ----------
 Net Increase (Decrease) ........................          (13)            92             148
                                                    ==========     ==========      ==========

                                                             EQ/UBS
                                                           Growth and                   EQ/Van Kampen
                                                             Income                      Comstock (a)
                                                    -------------------------     --------------------------
                                                       2006           2005            2006           2005
                                                    ----------     ----------     -----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (15,991)    $    3,369     $   163,976     $   27,883
 Net realized gain (loss) on investments ........       84,515         16,172         201,067          3,685
 Change in unrealized appreciation
  (depreciation) of investments .................      281,892         53,436         968,231        211,413
                                                    ----------     ----------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      350,416         72,977       1,333,274        242,981
                                                    ----------     ----------     -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        4,004         (6,210)        259,675            947
  Transfers between funds including
   guaranteed interest account, net .............    1,364,806      1,935,876       4,388,901      7,451,947
  Transfers for contract benefits and
   terminations .................................     (233,323)       (49,167)       (938,485)      (225,848)
  Contract maintenance charges ..................       (7,671)        (1,180)        (33,062)        (3,475)
                                                    ----------     ----------     -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,127,816      1,879,319       3,677,029      7,223,571
                                                    ----------     ----------     -----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (9,817)         9,684         (17,947)        17,948
                                                    ----------     ----------     -----------     ----------
Increase (Decrease) in Net Assets ...............    1,468,415      1,961,980       4,992,356      7,484,500
Net Assets -- Beginning of Period ...............    2,068,195        106,215       7,484,500             --
                                                    ----------     ----------     -----------     ----------
Net Assets -- End of Period .....................   $3,536,610     $2,068,195     $12,476,856     $7,484,500
                                                    ==========     ==========     ===========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --             --
 Redeemed .......................................           --             --              --             --
                                                    ----------     ----------     -----------     ----------
 Net Increase (Decrease) ........................           --             --              --             --
                                                    ==========     ==========     ===========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          343            419             517            752
 Redeemed .......................................         (147)           (68)           (190)           (38)
                                                    ----------     ----------     -----------     ----------
 Net Increase (Decrease) ........................          196            351             327            714
                                                    ==========     ==========     ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Van Kampen                    EQ/Van Kampen
                                                          Emerging Markets                     Mid Cap
                                                               Equity                        Growth (a)
                                                    ---------------------------      -------------------------
                                                        2006            2005            2006           2005
                                                    ------------    -----------      ----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (931,411)   $  (527,013)     $  (32,901)    $   (8,316)
 Net realized gain (loss) on investments ........     22,512,438      8,734,011         138,569         46,212
 Change in unrealized appreciation
  (depreciation) of investments .................      5,820,662      9,501,750         (26,737)       106,402
                                                    ------------    -----------      ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     27,401,689     17,708,748          78,931        144,298
                                                    ------------    -----------      ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        462,058        695,534          17,430         12,443
  Transfers between funds including
   guaranteed interest account, net .............      6,590,006     11,074,764         778,139      1,973,474
  Transfers for contract benefits and
   terminations .................................     (8,241,522)    (5,084,614)       (322,098)       (61,568)
  Contract maintenance charges ..................       (240,882)      (182,318)         (8,393)        (2,735)
                                                    ------------    -----------      ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,430,340)     6,503,366         465,078      1,921,614
                                                    ------------    -----------      ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (205,468)           906          (8,144)         8,196
                                                    ------------    -----------      ----------     ----------
Increase (Decrease) in Net Assets ...............     25,765,881     24,213,020         535,865      2,074,108
Net Assets -- Beginning of Period ...............     80,168,025     55,955,005       2,074,108             --
                                                    ------------    -----------      ----------     ----------
Net Assets -- End of Period .....................   $105,933,906    $80,168,025      $2,609,973     $2,074,108
                                                    ============    ===========      ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --             --              --             --
 Redeemed .......................................             --             --              --             --
                                                    ------------    -----------      ----------     ----------
 Net Increase (Decrease) ........................             --             --              --             --
                                                    ============    ===========      ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          2,631          2,498             305            229
 Redeemed .......................................         (2,746)        (2,000)           (277)           (61)
                                                    ------------    -----------      ----------     ----------
 Net Increase (Decrease) ........................           (115)           498              28            168
                                                    ============    ===========      ==========     ==========

                                                          EQ/Wells Fargo
                                                            Montgomery
                                                           Small Cap (a)
                                                     --------------------------
                                                        2006            2005
                                                     ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   67,034      $ 12,923
 Net realized gain (loss) on investments ........        10,655         3,950
 Change in unrealized appreciation
  (depreciation) of investments .................       303,926        (4,074)
                                                     ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................       381,615        12,779
                                                     ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        32,704        24,826
  Transfers between funds including
   guaranteed interest account, net .............     4,352,483       296,117
  Transfers for contract benefits and
   terminations .................................      (153,811)      (49,843)
  Contract maintenance charges ..................        (4,952)          (42)
                                                     ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,226,424       271,058
                                                     ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (1,454)        1,452
                                                     ----------      --------
Increase (Decrease) in Net Assets ...............     4,606,585       285,311
Net Assets -- Beginning of Period ...............       285,311            --
                                                     ----------      --------
Net Assets -- End of Period .....................    $4,891,896      $285,311
                                                     ==========      ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --            --
 Redeemed .......................................            --            --
                                                     ----------      --------
 Net Increase (Decrease) ........................            --            --
                                                     ==========      ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           493            30
 Redeemed .......................................          (174)             (6)
                                                     ----------      -----------
 Net Increase (Decrease) ........................           319            24
                                                     ==========      ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2006

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 74 variable investment options:

   o  AXA Aggressive Allocation
   o  AXA Conservative Allocation
   o  AXA Conservative-Plus Allocation
   o  AXA Moderate Allocation
   o  AXA Moderate-Plus Allocation
   o  AXA Premier VIP Aggressive Equity
   o  AXA Premier VIP Core Bond
   o  AXA Premier VIP Health Care
   o  AXA Premier VIP High Yield
   o  AXA Premier VIP International Equity
   o  AXA Premier VIP Large Cap Core Equity
   o  AXA Premier VIP Large Cap Growth
   o  AXA Premier VIP Large Cap Value
   o  AXA Premier VIP Mid Cap Growth
   o  AXA Premier VIP Mid Cap Value
   o  AXA Premier VIP Technology
   o  EQ/AllianceBernstein Common Stock(1)
   o  EQ/AllianceBernstein Growth and Income(2)
   o  EQ/AllianceBernstein Intermediate Government Securities(3)
   o  EQ/AllianceBernstein International(4)
   o  EQ/AllianceBernstein Large Cap Growth(5)
   o  EQ/AllianceBernstein Quality Bond(6)
   o  EQ/AllianceBernstein Small Cap Growth(7)
   o  EQ/AllianceBernstein Value(8)
   o  EQ/Ariel Appreciation ll
   o  EQ/Boston Advisors Equity Income
   o  EQ/Calvert Socially Responsible
   o  EQ/Capital Guardian Growth
   o  EQ/Capital Guardian International
   o  EQ/Capital Guardian Research
   o  EQ/Capital Guardian U.S. Equity
   o  EQ/Caywood-Scholl High Yield Bond
   o  EQ/Davis New York Venture
   o  EQ/Equity 500 Index
   o  EQ/Evergreen International Bond
   o  EQ/Evergreen Omega
   o  EQ/FI Mid Cap

   o  EQ/FI Mid Cap Value
   o  EQ/Franklin Income
   o  EQ/Franklin Small Cap Value
   o  EQ/GAMCO Mergers and Acquisitions
   o  EQ/GAMCO Small Company Value
   o  EQ/International Growth
   o  EQ/Janus Large Cap Growth
   o  EQ/JPMorgan Core Bond
   o  EQ/JPMorgan Value Opportunities
   o  EQ/Legg Mason Value Equity
   o  EQ/Long Term Bond
   o  EQ/Lord Abbett Growth and Income
   o  EQ/Lord Abbett Large Cap Core
   o  EQ/Lord Abbett Mid Cap Value
   o  EQ/Marsico Focus
   o  EQ/Mercury Basic Value Equity
   o  EQ/Mercury International Value
   o  EQ/MFS Emerging Growth Companies
   o  EQ/MFS Investors Trust
   o  EQ/Money Market
   o  EQ/Montag & Caldwell Growth
   o  EQ/Mutual Shares
   o  EQ/Oppenheimer Global
   o  EQ/Oppenheimer Main Street Opportunity
   o  EQ/Oppenheimer Main Street Small Cap
   o  EQ/PIMCO Real Return
   o  EQ/Short Duration Bond
   o  EQ/Small Cap Value(9)
   o  EQ/Small Company Growth(10)
   o  EQ/Small Company Index
   o  EQ/TCW Equity
   o  EQ/Templeton Growth
   o  EQ/UBS Growth and Income
   o  EQ/Van Kampen Comstock
   o  EQ/Van Kampen Emerging Markets Equity
   o  EQ/Van Kampen Mid Cap Growth
   o  EQ/Wells Fargo Montgomery Small Cap

   ----------------------

   (1)  Formerly known as EQ/Alliance Common Stock
   (2)  Formerly known as EQ/Alliance Growth and Income
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities
   (4)  Formerly known as EQ/Alliance International
   (5)  Formerly known as EQ/Alliance Large Cap Growth
   (6)  Formerly known as EQ/Alliance Quality Bond
   (7)  Formerly known as EQ/Alliance Small Cap Growth
   (8)  Formerly known as EQ/Bernstein Diversified Value
   (9)  Formerly known as EQ/Lazard Small Cap Value
   (10) Formerly known as EQ/Bear Stearns Small Company Growth

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                   Purchases          Sales
                                                                  -----------      ------------
   AXA Aggressive Allocation .................................    $12,866,559      $  3,780,551
   AXA Conservative Allocation ...............................      9,828,602         7,644,538
   AXA Conservative-Plus Allocation ..........................      9,263,325         5,210,970
   AXA Moderate Allocation ...................................     27,083,755        65,053,583
   AXA Moderate-Plus Allocation ..............................     54,502,980         8,527,603
   AXA Premier VIP Aggressive Equity .........................      1,262,837        11,633,787
   AXA Premier VIP Core Bond .................................      6,186,969        12,291,964
   AXA Premier VIP Health Care ...............................      3,042,165         5,080,595
   AXA Premier VIP High Yield ................................     14,880,033        26,597,499
   AXA Premier VIP International Equity ......................     13,362,245         9,866,809
   AXA Premier VIP Large Cap Core Equity .....................      1,265,923         2,746,520
   AXA Premier VIP Large Cap Growth ..........................      3,506,243         4,984,196
   AXA Premier VIP Large Cap Value ...........................      9,548,790         9,426,093
   AXA Premier VIP Mid Cap Growth ............................      5,010,519         7,118,156
   AXA Premier VIP Mid Cap Value .............................      7,551,893         8,138,229
   AXA Premier VIP Technology ................................      6,669,091        15,397,866
   EQ/AllianceBernstein Common Stock .........................     13,058,655       128,501,286
   EQ/AllianceBernstein Growth & Income ......................     27,092,785        86,856,678
   EQ/AllianceBernstein Intermediate Government Sec. .........      8,772,888        33,979,102
   EQ/AllianceBernstein International ........................     25,966,108        30,412,105
   EQ/AllianceBernstein Large Cap Growth .....................      4,402,664        22,482,620
   EQ/AllianceBernstein Quality Bond .........................      4,284,464         9,572,268
   EQ/AllianceBernstein Small Cap Growth .....................     13,416,989        25,608,260
   EQ/AllianceBernstein Value ................................     22,631,401        30,930,087
   EQ/Ariel Appreciation II ..................................        686,293           193,559
   EQ/Boston Advisors Equity Income ..........................      6,026,988         4,343,038
   EQ/Calvert Socially Responsible ...........................        574,524           742,039
   EQ/Capital Guardian Growth ................................      2,682,077           882,993
   EQ/Capital Guardian International .........................      8,468,463         7,515,208
   EQ/Capital Guardian Research ..............................      1,987,629        14,134,554
   EQ/Capital Guardian U.S. Equity ...........................      6,157,498        11,098,254
   EQ/Caywood-Scholl High Yield Bond .........................      6,119,994         2,366,698
   EQ/Davis NY Venture .......................................      1,556,634           129,331
   EQ/Equity 500 Index .......................................     11,833,113        34,400,696
   EQ/Evergreen International Bond ...........................      3,963,588         1,200,576
   EQ/Evergreen Omega ........................................      2,104,403         3,061,217
   EQ/FI Mid Cap .............................................      9,583,260        18,738,963
   EQ/FI Mid Cap Value .......................................     17,852,856        32,311,930
   EQ/Franklin Income ........................................      6,893,295           536,587
   EQ/Franklin Small Cap Value ...............................        435,910            79,474
   EQ/GAMCO Mergers and Acquisitions .........................      3,967,932           968,221
   EQ/GAMCO Small Company Value ..............................      6,534,420         4,295,119
   EQ/International Growth ...................................      2,533,528           827,780
   EQ/Janus Large Cap Growth .................................      1,501,504         5,089,671
   EQ/JPMorgan Core Bond .....................................     14,324,991        13,675,201
   EQ/JPMorgan Value Opportunities ...........................      4,801,719         7,600,910
   EQ/Legg Mason Value Equity ................................      3,374,909           642,580

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

3. Purchases and Sales of Investments (Concluded)

                                                         Purchases          Sales
                                                       ------------     ------------
   EQ/Long Term Bond ..............................    $  2,491,743     $  1,904,347
   EQ/Lord Abbett Growth and Income ...............       4,492,993          929,802
   EQ/Lord Abbett Large Cap Core ..................         932,506          346,607
   EQ/Lord Abbett Mid Cap Value ...................       5,771,658        6,895,362
   EQ/Marsico Focus ...............................      14,535,337       13,979,192
   EQ/Mercury Basic Value Equity ..................      13,906,329       35,256,427
   EQ/Mercury International Value .................      18,023,125       15,038,395
   EQ/MFS Emerging Growth Companies ...............       1,712,647       23,082,405
   EQ/MFS Investors Trust .........................         769,284        3,790,932
   EQ/Money Market ................................     163,723,978      161,612,750
   EQ/Montag & Caldwell Growth ....................         291,848          411,528
   EQ/Mutual Shares ...............................       1,631,022          177,334
   EQ/Oppenheimer Global ..........................         532,533           31,963
   EQ/Oppenheimer Main Street Opportunity .........         367,350           54,374
   EQ/Oppenheimer Main Street Small Cap ...........         414,988           21,134
   EQ/PIMCO Real Return ...........................       6,796,589        3,672,421
   EQ/Short Duration Bond .........................       7,698,616        4,902,222
   EQ/Small Cap Value .............................      10,988,893       14,888,330
   EQ/Small Company Growth ........................       8,319,020        5,392,733
   EQ/Small Company Index .........................       7,641,729        9,343,455
   EQ/TCW Equity ..................................         659,762          903,403
   EQ/Templeton Growth ............................       1,838,721          285,091
   EQ/UBS Growth and Income .......................       1,899,713          797,706
   EQ/Van Kampen Comstock .........................       5,651,761        1,782,286
   EQ/Van Kampen Emerging Market Equity ...........      32,555,250       27,378,244
   EQ/Van Kampen Mid Cap Growth ...................       3,316,729        2,886,280
   EQ/Wells Fargo Montgomery Small Cap ............       6,147,354        1,850,583

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

4. Expenses and Related Party Transactions (Concluded)

   investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                      Asset-based                      Current      Maximum
                                                   Mortality and    Administration    Distribution    Aggregate    Aggregate
                                                   Expense Risks        Charge           Charge         Charge      Charge
                                                   -------------    --------------    ------------    ---------    ---------
   Accumulator Advisor ........................        0.50%               --               --          0.50%        0.50%
   Income Manager .............................        0.90%             0.25%              --          1.15%        1.15%
   Accumulator ................................        1.10%             0.25%              --          1.35%        1.35%
   Accumulator issued after March 1, 2000 .....        1.10%             0.25%            0.20%         1.55%        1.55%
   Accumulator Plus, Select, Elite ............        1.10%             0.25%            0.25%         1.60%        1.60%
   Accumulator Select issued after
     August 13, 2001 .................... .....        1.10%             0.35%            0.25%         1.70%        1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

5. Contractowner Charges (Concluded)

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                            When charge
Charges                                     is deducted                  Amount deducted                          How deducted
-------                                     -----------                  ---------------                          ------------
Charges for state premium and other   At time of transaction         Varies by state.                         Applied to an annuity
applicable taxes                                                                                              payout option

Charge for Trust expenses             Daily                          Vary by portfolio                        Unit value

Annual Administrative charge          Annually on each               Depending on account value a charge      Unit liquidation from
                                      contract date anniversary.     of $30 or Years 1 to 2 lesser of         account value
                                                                     $30 or 2% of account value

Variable Immediate Annuity payout     At time of transaction         $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                     account value

Withdrawal charge                     At time of transaction         Low -- During the first seven            Unit liquidation from
                                                                     contract years, a charge is              account value
                                                                     deducted from amounts withdrawn
                                                                     that exceed 15% of account value.
                                                                     The charge begins at 7% and
                                                                     declines by 1% each year.

                                                                     High -- During the first nine
                                                                     contract years, a charge is
                                                                     deducted from amounts withdrawn
                                                                     that exceed 15% of account value.
                                                                     The charge begins at 8% and
                                                                     declines by 1% beginning in the
                                                                     third contract year.

BaseBuilder benefit charge            Annually on each               Low 0.30%                                Unit liquidation from
                                      contract date anniversary.     High 0.45%                               account value

Protection Plus                       Annually on each               0.20%                                    Unit liquidation from
                                      contract date anniversary.                                              account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $13.49               --                 --           --          17.31%
         Highest contract charges 1.70% Class B (b)       $14.43               --                 --           --          15.90%
         All contract charges                                 --            1,320            $17,375         3.03%            --
  2005   Lowest contract charges 0.50% Class B (b)        $11.50               --                 --           --           7.52%
         Highest contract charges 1.70% Class B (b)       $12.45               --                 --           --           6.23%
         All contract charges                                 --              602            $ 6,817         5.87%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.70               --                 --           --           7.44%
         Highest contract charges 1.70% Class B (b)       $11.72               --                 --           --           6.30%
         All contract charges                                 --              192            $ 2,040         2.68%            --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $11.19               --                 --           --           5.84%
         Highest contract charges 1.70% Class B (b)       $11.31               --                 --           --           4.57%
         All contract charges                                 --            1,123            $12,231         3.87%            --
  2005   Lowest contract charges 0.50% Class B (b)        $10.57               --                 --           --           1.93%
         Highest contract charges 1.70% Class B (b)       $10.82               --                 --           --           0.71%
         All contract charges                                 --              939            $ 9,761         4.27%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.37               --                 --           --           3.74%
         Highest contract charges 1.70% Class B (b)       $10.74               --                 --           --           2.64%
         All contract charges                                 --              437            $ 4,511         4.68%            --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $11.64               --                 --           --           8.22%
         Highest contract charges 1.70% Class B (b)       $11.96               --                 --           --           6.91%
         All contract charges                                 --            1,581            $17,921         3.48%            --
  2005   Lowest contract charges 0.50% Class B (b)        $10.76               --                 --           --           2.73%
         Highest contract charges 1.70% Class B (b)       $11.19               --                 --           --           1.50%
         All contract charges                                 --            1,253            $13,241         4.33%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.47               --                 --           --           4.93%
         Highest contract charges 1.70% Class B (b)       $11.02               --                 --           --           3.81%
         All contract charges                                 --              635            $ 6,596         4.50%            --

AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $54.74              613            $33,581         2.55%          9.33%
  2005   1.15% Class A                                    $50.07              703            $35,188         2.28%          3.85%
  2004   1.15% Class A                                    $48.21              778            $37,532         2.49%          7.74%
  2003   1.15% Class A                                    $44.75              909            $40,667         2.21%         18.03%
  2002   1.15% Class A                                    $37.91            1,013            $38,398         1.51%        (13.51)%

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $59.58               --                 --           --           9.77%
         Highest contract charges 1.70% Class B           $46.21               --                 --           --           8.45%
         All contract charges                                 --            6,621           $323,970         2.55%            --
  2005   Lowest contract charges 0.50% Class B            $54.27               --                 --           --           4.27%
         Highest contract charges 1.70% Class B           $42.61               --                 --           --           3.02%
         All contract charges                                 --            7,497           $337,587         2.28%            --
  2004   Lowest contract charges 0.50% Class B            $52.05               --                 --           --           8.18%
         Highest contract charges 1.70% Class B           $41.36               --                 --           --           6.88%
         All contract charges                                 --            8,374           $365,310         2.49%            --
  2003   Lowest contract charges 0.50% Class B            $48.11               --                 --           --          18.54%
         Highest contract charges 1.70% Class B           $38.70               --                 --           --          17.10%
         All contract charges                                 --            9,104           $370,750         2.21%            --

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Moderate Allocation (Continued)
-----------------------------------
  2002   Lowest contract charges 0.50% Class B             $40.59              --                  --          --         (13.16)%
         Highest contract charges 1.70% Class B            $33.05              --                  --          --         (14.21)%
         All contract charges                                  --           9,708            $336,760        1.51%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)         $12.96              --                  --          --          13.93%
         Highest contract charges 1.70% Class B (b)        $13.82              --                  --          --          12.56%
         All contract charges                                  --           6,424            $ 81,056        3.45%            --
  2005   Lowest contract charges 0.50% Class B (b)         $11.37              --                  --          --           6.14%
         Highest contract charges 1.70% Class B (b)        $12.28              --                  --          --           4.86%
         All contract charges                                  --           2,669            $ 29,848        4.92%            --
  2004   Lowest contract charges 0.50% Class B (b)         $10.71              --                  --          --           7.46%
         Highest contract charges 1.70% Class B (b)        $11.71              --                  --          --           6.32%
         All contract charges                                  --           1,006            $ 10,701        4.04%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                     $63.84             227            $ 14,485        0.05%          4.16%
  2005   1.15% Class A                                     $61.29             270            $ 16,518          --           7.23%
  2004   1.15% Class A                                     $57.16             320            $ 18,274          --          11.08%
  2003   1.15% Class A                                     $51.45             387            $ 19,896          --          36.30%
  2002   1.15% Class A                                     $37.75             453            $ 17,100        0.01%        (29.52)%

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B             $71.38              --                  --          --           4.59%
         Highest contract charges 1.70% Class B            $55.37              --                  --          --           3.33%
         All contract charges                                  --             534            $ 32,006        0.05%            --
  2005   Lowest contract charges 0.50% Class B             $68.25              --                  --          --           7.66%
         Highest contract charges 1.70% Class B            $53.59              --                  --          --           6.37%
         All contract charges                                  --             658            $ 38,064          --             --
  2004   Lowest contract charges 0.50% Class B             $63.39              --                  --          --          11.54%
         Highest contract charges 1.70% Class B            $50.38              --                  --          --          10.19%
         All contract charges                                  --             770            $ 41,681          --             --
  2003   Lowest contract charges 0.50% Class B             $56.83              --                  --          --          36.82%
         Highest contract charges 1.70% Class B            $45.72              --                  --          --          35.19%
         All contract charges                                  --             852            $ 41,680          --             --
  2002   Lowest contract charges 0.50% Class B             $41.54              --                  --          --         (29.22)%
         Highest contract charges 1.70% Class B            $33.82              --                  --          --         (30.09)%
         All contract charges                                  --             901            $ 32,521        0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $12.01              --                  --          --           3.25%
         Highest contract charge 1.70% Class B (a)         $11.30              --                  --          --           2.01%
         All contract charges                                  --           3,476            $ 39,740        4.10%            --
  2005   Lowest contract charge 0.50% Class B (a)          $11.63              --                  --          --           1.24%
         Highest contract charge 1.70% Class B (a)         $11.08              --                  --          --           0.02%
         All contract charges                                  --           4,117            $ 46,047        3.45%            --
  2004   Lowest contract charge 0.50% Class B (a)          $11.49              --                  --          --           3.37%
         Highest contract charge 1.70% Class B (a)         $11.07              --                  --          --           2.12%
         All contract charges                                  --           4,655            $ 51,923        3.15%            --
  2003   Lowest contract charge 0.50% Class B (a)          $11.11              --                  --          --           3.26%
         Highest contract charge 1.70% Class B (a)         $10.84              --                  --          --           1.98%
         All contract charges                                  --           4,850            $ 52,844        3.33%            --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Premier VIP Core Bond (Continued)
-------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)          $10.76              --                  --          --           5.39%
         Highest contract charge 1.70% Class B (a)         $10.63              --                  --          --           4.22%
         All contract charges                                  --           4,354            $ 46,418        5.86%            --

AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $12.61              --                  --          --           4.61%
         Highest contract charge 1.70% Class B (a)         $11.87              --                  --          --           3.35%
         All contract charges                                  --           1,212            $ 14,588        1.00%            --
  2005   Lowest contract charge 0.50% Class B (a)          $12.06              --                  --          --           6.43%
         Highest contract charge 1.70% Class B (a)         $11.49              --                  --          --           5.15%
         All contract charges                                  --           1,418            $ 16,462        2.49%            --
  2004   Lowest contract charge 0.50% Class B (a)          $11.33              --                  --          --          11.57%
         Highest contract charge 1.70% Class B (a)         $10.93              --                  --          --          10.22%
         All contract charges                                  --           1,500            $ 16,508        3.77%            --
  2003   Lowest contract charge 0.50% Class B (a)          $10.16              --                  --          --          27.48%
         Highest contract charge 1.70% Class B (a)         $ 9.91              --                  --          --          25.92%
         All contract charges                                  --           1,308            $ 13,030        1.19%            --
  2002   Lowest contract charge 0.50% Class B (a)          $ 7.97              --                  --          --         (19.41)%
         Highest contract charge 1.70% Class B (a)         $ 7.87              --                  --          --         (20.42)%
         All contract charges                                  --             908            $  7,164          --             --

AXA Premier VIP High Yield
--------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                     $34.71              93            $  3,231        6.41%          8.94%
  2005   1.15% Class A                                     $31.86             110            $  3,518        7.18%          2.13%
  2004   1.15% Class A                                     $31.20             132            $  4,123        6.32%          7.69%
  2003   1.15% Class A                                     $28.97             131            $  3,797        5.32%         21.47%
  2002   1.15% Class A                                     $23.85              93            $  2,218        8.92%         (3.84)%

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B             $38.57              --                  --          --           9.38%
         Highest contract charges 1.70% Class B            $30.26              --                  --          --           8.07%
         All contract charges                                  --           2,673            $ 85,394        6.41%            --
  2005   Lowest contract charges 0.50% Class B             $35.26              --                  --          --           2.55%
         Highest contract charges 1.70% Class B            $28.00              --                  --          --           1.31%
         All contract charges                                  --           3,191            $ 94,122        7.18%            --
  2004   Lowest contract charges 0.50% Class B             $34.38              --                  --          --           8.13%
         Highest contract charges 1.70% Class B            $27.64              --                  --          --           6.82%
         All contract charges                                  --           3,675            $106,800        6.32%            --
  2003   Lowest contract charges 0.50% Class B             $31.80              --                  --          --          21.93%
         Highest contract charges 1.70% Class B            $25.87              --                  --          --          20.45%
         All contract charges                                  --           3,767            $102,272        5.32%            --
  2002   Lowest contract charges 0.50% Class B             $26.08              --                  --          --          (3.41)%
         Highest contract charges 1.70% Class B            $21.48              --                  --          --          (4.58)%
         All contract charges                                  --           3,455            $ 77,749        8.92%            --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $17.68              --                  --          --          24.69%
         Highest contract charge 1.70% Class B (a)         $16.64              --                  --          --          23.19%
         All contract charges                                  --           1,786            $ 30,134        2.11%            --
  2005   Lowest contract charge 0.50% Class B (a)          $14.18              --                  --          --          14.87%
         Highest contract charge 1.70% Class B (a)         $13.51              --                  --          --          13.48%
         All contract charges                                  --           1,608            $ 21,954        3.83%            --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP International Equity (Continued)
------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (a)       $12.35             --                --            --           17.32%
         Highest contract charge 1.70% Class B (a)      $11.90             --                --            --           15.90%
         All contract charges                               --          1,633           $19,579          2.14%             --
  2003   Lowest contract charge 0.50% Class B (a)       $10.52             --                --            --           33.72%
         Highest contract charge 1.70% Class B (a)      $10.27             --                --            --           32.02%
         All contract charges                               --          1,417           $14,629          0.72%             --
  2002   Lowest contract charge 0.50% Class B (a)       $ 7.87             --                --            --          (18.61)%
         Highest contract charge 1.70% Class B (a)      $ 7.78             --                --            --          (19.54)%
         All contract charges                               --            945           $ 7,369            --              --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $12.87             --                --            --           13.01%
         Highest contract charge 1.70% Class B (a)      $12.11             --                --            --           11.65%
         All contract charges                               --            721           $ 8,833          0.56%             --
  2005   Lowest contract charge 0.50% Class B (a)       $11.39             --                --            --            6.20%
         Highest contract charge 1.70% Class B (a)      $10.85             --                --            --            4.92%
         All contract charges                               --            854           $ 9,357          0.76%             --
  2004   Lowest contract charge 0.50% Class B (a)       $10.72             --                --            --            9.13%
         Highest contract charge 1.70% Class B (a)      $10.34             --                --            --            7.81%
         All contract charges                               --            973           $10,142          2.19%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 9.83             --                --            --           27.50%
         Highest contract charge 1.70% Class B (a)      $ 9.59             --                --            --           26.04%
         All contract charges                               --          1,019           $ 9,823          0.15%             --
  2002   Lowest contract charge 0.50% Class B (a)       $ 7.71             --                --            --          (22.59)%
         Highest contract charge 1.70% Class B (a)      $ 7.61             --                --            --          (23.59)%
         All contract charges                               --            810           $ 6,177          0.36%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $10.06             --                --            --          ( 0.39)%
         Highest contract charge 1.70% Class B (a)      $ 9.47             --                --            --          ( 1.59)%
         All contract charges                               --          1,480           $14,194            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $10.10             --                --            --            6.95%
         Highest contract charge 1.70% Class B (a)      $ 9.62             --                --            --            5.67%
         All contract charges                               --          1,677           $16,297            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $ 9.44             --                --            --            6.13%
         Highest contract charge 1.70% Class B (a)      $ 9.10             --                --            --            4.85%
         All contract charges                               --          1,855           $17,016            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $ 8.90             --                --            --           30.12%
         Highest contract charge 1.70% Class B (a)      $ 8.68             --                --            --           28.40%
         All contract charges                               --          1,776           $15,491            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $ 6.84             --                --            --          (30.13)%
         Highest contract charge 1.70% Class B (a)      $ 6.76             --                --            --          (30.88)%
         All contract charges                               --          1,317           $ 8,928            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $14.99             --                --            --           18.73%
         Highest contract charge 1.70% Class B (a)      $14.10             --                --            --           17.30%
         All contract charges                               --          1,786           $25,531          2.61%             --
  2005   Lowest contract charge 0.50% Class B (a)       $12.62             --                --            --            6.56%
         Highest contract charge 1.70% Class B (a)      $12.02             --                --            --            5.28%
         All contract charges                               --          1,819           $22,104          2.85%             --
  2004   Lowest contract charge 0.50% Class B (a)       $11.84             --                --            --           13.85%
         Highest contract charge 1.70% Class B (a)      $11.42             --                --            --           12.48%
         All contract charges                               --          1,724           $19,852          6.21%             --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP Large Cap Value (Continued)
-------------------------------------------
  2003   Lowest contract charge 0.50% Class B (a)        $10.40              --              --           --            30.33%
         Highest contract charge 1.70% Class B (a)       $10.15              --              --           --            28.81%
         All contract charges                                --           1,563         $15,952         2.07%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 7.98              --              --           --           (18.82)%
         Highest contract charge 1.70% Class B (a)       $ 7.88              --              --           --           (19.84)%
         All contract charges                                --           1,442         $11,400         0.69%              --

AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $11.41              --              --           --             9.07%
         Highest contract charge 1.70% Class B (a)       $10.74              --              --           --             7.76%
         All contract charges                                --           2,017         $21,934         0.51%              --
  2005   Lowest contract charge 0.50% Class B (a)        $10.46              --              --           --             7.84%
         Highest contract charge 1.70% Class B (a)       $ 9.96              --              --           --             6.55%
         All contract charges                                --           2,393         $24,089         1.55%              --
  2004   Lowest contract charge 0.50% Class B (a)        $ 9.70              --              --           --            11.17%
         Highest contract charge 1.70% Class B (a)       $ 9.35              --              --           --             9.83%
         All contract charges                                --           2,748         $25,891         1.55%              --
  2003   Lowest contract charge 0.50% Class B (a)        $ 8.72              --              --           --            39.52%
         Highest contract charge 1.70% Class B (a)       $ 8.52              --              --           --            37.86%
         All contract charges                                --           2,795         $23,920         1.76%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 6.25              --              --           --           (36.61)%
         Highest contract charge 1.70% Class B (a)       $ 6.18              --              --           --           (37.26)%
         All contract charges                                --           1,766         $10,935           --               --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $14.53              --              --           --            14.16%
         Highest contract charge 1.70% Class B (a)       $13.68              --              --           --            12.79%
         All contract charges                                --           1,931         $26,757         1.63%              --
  2005   Lowest contract charge 0.50% Class B (a)        $12.73              --              --           --             6.81%
         Highest contract charge 1.70% Class B (a)       $12.13              --              --           --             5.53%
         All contract charges                                --           2,164         $26,520         6.25%              --
  2004   Lowest contract charge 0.50% Class B (a)        $11.92              --              --           --            14.61%
         Highest contract charge 1.70% Class B (a)       $11.49              --              --           --            13.23%
         All contract charges                                --           2,950         $34,188         3.92%              --
  2003   Lowest contract charge 0.50% Class B (a)        $10.40              --              --           --            39.95%
         Highest contract charge 1.70% Class B (a)       $10.15              --              --           --            38.27%
         All contract charges                                --           2,491         $25,413         0.75%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 7.43              --              --           --           (23.64)%
         Highest contract charge 1.70% Class B (a)       $ 7.34              --              --           --           (24.49)%
         All contract charges                                --           1,819         $13,389           --               --

AXA Premier VIP Technology (c)
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $11.06              --              --           --             6.76%
         Highest contract charge 1.70% Class B (a)       $10.41              --              --           --             5.48%
         All contract charges                                --           3,420         $35,985           --               --
  2005   Lowest contract charge 0.50% Class B (a)        $10.36              --              --           --            10.71%
         Highest contract charge 1.70% Class B (a)       $ 9.87              --              --           --             9.38%
         All contract charges                                --           4,223         $42,059           --               --
  2004   Lowest contract charge 0.50% Class B (a)        $ 9.36              --              --           --             4.46%
         Highest contract charge 1.70% Class B (a)       $ 9.02              --              --           --             3.20%
         All contract charges                                --           5,125         $46,563         1.09%              --
  2003   Lowest contract charge 0.50% Class B (a)        $ 8.96              --              --           --            56.92%
         Highest contract charge 1.70% Class B (a)       $ 8.74              --              --           --            54.96%
         All contract charges                                --           1,064         $ 9,352         4.93%              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP Technology (c) (Continued)
------------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71             --               --          --           (44.02)%
         Highest contract charge 1.70% Class B (a)      $  5.64             --               --          --           (44.65)%
         All contract charges                                --            344         $  1,941          --               --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $291.81            266         $ 77,493        1.14%            9.69%
  2005   1.15% Class A                                  $266.03            322         $ 85,655        0.81%            3.36%
  2004   1.15% Class A                                  $257.37            407         $104,744        0.97%           13.09%
  2003   1.15% Class A                                  $227.59            498         $113,310        1.34%           48.21%
  2002   1.15% Class A                                  $153.56            560         $ 85,993        0.05%          (33.94)%

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B          $348.26              --               --          --            10.14%
         Highest contract charges 1.70% Class B         $239.38              --               --          --             8.81%
         All contract charges                                --           1,643         $436,497        1.14%              --
  2005   Lowest contract charges 0.50% Class B          $316.20              --               --          --             3.78%
         Highest contract charges 1.70% Class B         $219.99              --               --          --             2.53%
         All contract charges                                --           2,036         $495,374        0.81%              --
  2004   Lowest contract charges 0.50% Class B          $304.68              --               --          --            13.55%
         Highest contract charges 1.70% Class B         $214.55              --               --          --            12.18%
         All contract charges                                --           2,356         $558,043        0.97%              --
  2003   Lowest contract charges 0.50% Class B          $268.33              --               --          --            48.81%
         Highest contract charges 1.70% Class B         $191.26              --               --          --            47.02%
         All contract charges                                --           2,585         $543,840        1.34%              --
  2002   Lowest contract charges 0.50% Class B          $180.32              --               --          --           (33.67)%
         Highest contract charges 1.70% Class B         $130.09              --               --          --           (34.48)%
         All contract charges                                --           2,775         $395,966        0.05%              --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $ 36.23           1,157         $ 41,913        1.32%           17.48%
  2005   1.15% Class A                                  $ 30.84           1,397         $ 43,091        0.98%            4.55%
  2004   1.15% Class A                                  $ 29.50           1,692         $ 49,898        1.40%           11.38%
  2003   1.15% Class A                                  $ 26.48           2,039         $ 54,010        1.08%           29.23%
  2002   1.15% Class A                                  $ 20.49           2,361         $ 48,377        1.16%          (21.98)%

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B          $ 38.57              --               --          --            17.95%
         Highest contract charges 1.70% Class B         $ 32.85              --               --          --            16.54%
         All contract charges                                --          10,293         $350,725        1.32%              --
  2005   Lowest contract charges 0.50% Class B          $ 32.70              --               --          --             4.98%
         Highest contract charges 1.70% Class B         $ 28.19              --               --          --             3.71%
         All contract charges                                --          12,570         $366,624        0.98%              --
  2004   Lowest contract charges 0.50% Class B          $ 31.15              --               --          --            11.83%
         Highest contract charges 1.70% Class B         $ 27.18              --               --          --            10.48%
         All contract charges                                --          14,430         $404,887        1.40%              --
  2003   Lowest contract charges 0.50% Class B          $ 27.85              --               --          --            29.80%
         Highest contract charges 1.70% Class B         $ 24.60              --               --          --            28.18%
         All contract charges                                --          16,140         $408,824        1.08%              --
  2002   Lowest contract charges 0.50% Class B          $ 21.46              --               --          --           (21.68)%
         Highest contract charges 1.70% Class B         $ 19.19              --               --          --           (22.60)%
         All contract charges                                --          17,883         $352,335        1.16%              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $20.04               238         $  4,764         3.64%          2.20%
  2005   1.15% Class A                                    $19.61               293         $  5,747         3.15%          0.33%
  2004   1.15% Class A                                    $19.55               354         $  6,917         2.74%          1.02%
  2003   1.15% Class A                                    $19.35               460         $  8,893         3.24%          1.20%
  2002   1.15% Class A                                    $19.12             1,043         $ 19,942         5.01%          7.66%

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $21.69                --               --           --           2.61%
         Highest contract charges 1.70% Class B           $17.92                --               --           --           1.37%
         All contract charges                                 --             5,697         $105,656         3.64%            --
  2005   Lowest contract charges 0.50% Class B            $21.14                --               --           --           0.73%
         Highest contract charges 1.70% Class B           $17.67                --               --           --          (0.48)%
         All contract charges                                 --             7,156         $130,692         3.15%            --
  2004   Lowest contract charges 0.50% Class B            $20.98                --               --           --           1.43%
         Highest contract charges 1.70% Class B           $17.76                --               --           --           0.21%
         All contract charges                                 --             8,965         $164,292         2.74%            --
  2003   Lowest contract charges 0.50% Class B            $20.69                --               --           --           1.61%
         Highest contract charges 1.70% Class B           $17.72                --               --           --           0.41%
         All contract charges                                 --            11,443         $208,796         3.24%            --
  2002   Lowest contract charges 0.50% Class B            $20.36                --               --           --           8.06%
         Highest contract charges 1.70% Class B           $17.65                --               --           --           6.71%
         All contract charges                                 --            15,412         $279,403         5.01%            --

EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $19.35             1,130         $ 21,873         1.39%         22.40%
  2005   1.15% Class A                                    $15.81             1,271         $ 20,101         1.49%         14.25%
  2004   1.15% Class A                                    $13.84             1,509         $ 20,882         1.85%         17.11%
  2003   1.15% Class A                                    $11.82             1,843         $ 21,775         1.80%         33.86%
  2002   1.15% Class A                                    $ 8.83             1,978         $ 17,465           --         (10.90)%

EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $20.38                --               --           --          22.90%
         Highest contract charges 1.70% Class B           $17.67                --               --           --          21.43%
         All contract charges                                 --             9,246         $168,521         1.39%            --
  2005   Lowest contract charges 0.50% Class B            $16.58                --               --           --          14.72%
         Highest contract charges 1.70% Class B           $14.55                --               --           --          13.34%
         All contract charges                                 --            10,144         $151,869         1.49%            --
  2004   Lowest contract charges 0.50% Class B            $14.45                --               --           --          17.58%
         Highest contract charges 1.70% Class B           $12.84                --               --           --          16.17%
         All contract charges                                 --            10,920         $143,903         1.85%            --
  2003   Lowest contract charges 0.50% Class B            $12.29                --               --           --          34.47%
         Highest contract charges 1.70% Class B           $11.05                --               --           --          32.81%
         All contract charges                                 --            11,827         $133,838         1.80%            --
  2002   Lowest contract charges 0.50% Class B            $ 9.14                --               --           --         (10.57)%
         Highest contract charges 1.70% Class B           $ 8.32                --               --           --         (11.59)%
         All contract charges                                 --            11,380         $ 96,673           --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 7.47                --               --           --          (1.04)%
         Highest contract charges 1.70% Class B           $ 6.80                --               --           --          (2.23)%
         All contract charges                                 --            11,619         $ 80,589           --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Large Cap Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charges 0.50% Class B            $ 7.55                --               --           --           14.36%
         Highest contract charges 1.70% Class B           $ 6.96                --               --           --           12.98%
         All contract charges                                 --            14,003         $ 99,105           --              --
  2004   Lowest contract charges 0.50% Class B            $ 6.60                --               --           --            7.84%
         Highest contract charges 1.70% Class B           $ 6.16                --               --           --            6.54%
         All contract charges                                 --            16,193         $101,176           --              --
  2003   Lowest contract charges 0.50% Class B            $ 6.12                --               --           --           22.65%
         Highest contract charges 1.70% Class B           $ 5.78                --               --           --           21.19%
         All contract charges                                 --            19,266         $112,705           --              --
  2002   Lowest contract charges 0.50% Class B            $ 4.99                --               --           --          (31.55)%
         Highest contract charges 1.70% Class B           $ 4.77                --               --           --          (32.35)%
         All contract charges                                 --            21,871         $105,934           --              --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $18.35                --               --           --            3.30%
         Highest contract charges 1.70% Class B (a)       $15.63                --               --           --            2.06%
         All contract charges                                 --             1,222         $ 19,815         3.51%             --
  2005   Lowest contract charges 0.50% Class B (a)        $17.77                --               --           --            1.49%
         Highest contract charges 1.70% Class B (a)       $15.31                --               --           --            0.27%
         All contract charges                                 --             1,582         $ 25,077         3.87%             --
  2004   Lowest contract charges 0.50% Class B (a)        $17.51                --               --           --            3.23%
         Highest contract charges 1.70% Class B (a)       $15.27                --               --           --            1.98%
         All contract charges                                 --             1,526         $ 24,056         3.79%             --
  2003   Lowest contract charges 0.50% Class B (a)        $16.96                --               --           --            3.03%
         Highest contract charges 1.70% Class B (a)       $14.97                --               --           --            1.77%
         All contract charges                                 --             1,523         $ 23,461         2.65%             --
  2002   Lowest contract charges 0.50% Class B (a)        $16.46                --               --           --            5.92%
         Highest contract charges 1.70% Class B (a)       $14.71                --               --           --            4.70%
         All contract charges                                 --             1,469         $ 22,156         7.12%             --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $18.96               304         $  5,774           --            8.01%
  2005   1.15% Class A                                    $17.56               365         $  6,412           --           10.50%
  2004   1.15% Class A                                    $15.89               358         $  5,682           --           12.96%
  2003   1.15% Class A                                    $14.06               402         $  5,658           --           39.62%
  2002   1.15% Class A                                    $10.07               428         $  4,310           --          (30.88)%

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $19.74                --               --           --            8.46%
         Highest contract charges 1.70% Class B           $17.56                --               --           --            7.15%
         All contract charges                                 --             5,379         $ 96,886           --              --
  2005   Lowest contract charges 0.50% Class B            $18.20                --               --           --           10.95%
         Highest contract charges 1.70% Class B           $16.39                --               --           --            9.62%
         All contract charges                                 --             6,419         $107,631           --              --
  2004   Lowest contract charges 0.50% Class B            $16.41                --               --           --           13.41%
         Highest contract charges 1.70% Class B           $14.95                --               --           --           12.05%
         All contract charges                                 --             7,402         $112,923           --              --
  2003   Lowest contract charges 0.50% Class B            $14.47                --               --           --           40.21%
         Highest contract charges 1.70% Class B           $13.34                --               --           --           38.54%
         All contract charges                                 --             8,248         $112,020           --              --
  2002   Lowest contract charges 0.50% Class B            $10.32                --               --           --          (30.55)%
         Highest contract charges 1.70% Class B           $ 9.63                --               --           --          (31.42)%
         All contract charges                                 --             8,515         $ 83,261           --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $19.39                --               --           --           20.78%
         Highest contract charges 1.70% Class B           $17.38                --               --           --           19.33%
         All contract charges                                 --             9,170         $163,663         1.52%             --
  2005   Lowest contract charges 0.50% Class B            $16.05                --               --           --            4.91%
         Highest contract charges 1.70% Class B           $14.57                --               --           --            3.65%
         All contract charges                                 --            10,260         $153,051         1.10%             --
  2004   Lowest contract charges 0.50% Class B            $15.30                --               --           --           12.88%
         Highest contract charges 1.70% Class B           $14.06                --               --           --           11.52%
         All contract charges                                 --            11,146         $159,958         1.32%             --
  2003   Lowest contract charges 0.50% Class B            $13.56                --               --           --           28.17%
         Highest contract charges 1.70% Class B           $12.60                --               --           --           26.51%
         All contract charges                                 --            11,483         $147,389         1.34%             --
  2002   Lowest contract charges 0.50% Class B            $10.58                --               --           --          (14.05)%
         Highest contract charges 1.70% Class B           $ 9.96                --               --           --          (15.09)%
         All contract charges                                 --            11,295         $114,230         1.40%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (f)        $11.48                --               --           --           10.61%
         Highest contract charges 1.70% Class B (f)       $11.31                --               --           --            9.28%
         All contract charges                                 --                70         $    802         1.12%             --
  2005   Lowest contract charges 0.50% Class B (f)        $10.38                --               --           --            3.83%
         Highest contract charges 1.70% Class B (f)       $10.35                --               --           --            3.54%
         All contract charges                                 --                23         $    244         0.74%             --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 7.26                --               --           --           15.39%
         Highest contract charges 1.70% Class B (d)       $ 6.59                --               --           --           14.00%
         All contract charges                                 --             2,310         $ 15,572         2.28%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 6.30                --               --           --            5.62%
         Highest contract charges 1.70% Class B (d)       $ 5.78                --               --           --            4.35%
         All contract charges                                 --             2,154         $ 12,697         2.09%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 5.96                --               --           --            9.05%
         Highest contract charges 1.70% Class B (d)       $ 5.54                --               --           --            8.80%
         All contract charges                                 --               266         $  1,503         3.48%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 9.63                --               --           --            4.70%
         Highest contract charges 1.70% Class B           $ 8.81                --               --           --            3.45%
         All contract charges                                 --               116         $  1,043           --              --
  2005   Lowest contract charges 0.50% Class B            $ 9.20                --               --           --            8.20%
         Highest contract charges 1.70% Class B           $ 8.51                --               --           --            6.90%
         All contract charges                                 --               130         $  1,125           --              --
  2004   Lowest contract charges 0.50% Class B            $ 8.50                --               --           --            3.07%
         Highest contract charges 1.70% Class B           $ 7.96                --               --           --            1.83%
         All contract charges                                 --               116         $    939           --              --
  2003   Lowest contract charges 0.50% Class B            $ 8.25                --               --           --           27.31%
         Highest contract charges 1.70% Class B           $ 7.82                --               --           --           25.72%
         All contract charges                                 --               113         $    897           --              --
  2002   Lowest contract charges 0.50% Class B            $ 6.48                --               --           --          (26.78)%
         Highest contract charges 1.70% Class B           $ 6.22                --               --           --          (27.68)%
         All contract charges                                 --               105         $    655           --              --


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $14.25               --               --            --            6.87%
         Highest contract charges 1.70% Class B (a)       $12.67               --               --            --            5.58%
         All contract charges                                 --              333          $ 4,309          0.22%             --
  2005   Lowest contract charges 0.50% Class B (a)        $13.33               --               --            --            4.58%
         Highest contract charges 1.70% Class B (a)       $12.00               --               --            --            3.33%
         All contract charges                                 --              179          $ 2,194          0.21%             --
  2004   Lowest contract charges 0.50% Class B (a)        $12.75               --               --            --            5.01%
         Highest contract charges 1.70% Class B (a)       $11.62               --               --            --            3.74%
         All contract charges                                 --               89          $ 1,059          0.48%             --
  2003   Lowest contract charges 0.50% Class B (a)        $12.14               --               --            --           23.38%
         Highest contract charges 1.70% Class B (a)       $11.20               --               --            --           21.87%
         All contract charges                                 --              117          $ 1,335          0.16%             --
  2002   Lowest contract charges 0.50% Class B (a)        $ 9.84               --               --            --          (25.85)%
         Highest contract charges 1.70% Class B (a)       $ 9.19               --               --            --          (26.66)%
         All contract charges                                 --               52          $   489          0.28%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $15.51               --               --            --           18.65%
         Highest contract charges 1.70% Class B (a)       $14.13               --               --            --           17.22%
         All contract charges                                 --            1,648          $24,157          1.29%             --
  2005   Lowest contract charges 0.50% Class B (a)        $13.07               --               --            --           16.54%
         Highest contract charges 1.70% Class B (a)       $12.06               --               --            --           15.14%
         All contract charges                                 --            1,659          $20,675          1.63%             --
  2004   Lowest contract charges 0.50% Class B (a)        $11.22               --               --            --           13.04%
         Highest contract charges 1.70% Class B (a)       $10.47               --               --            --           11.68%
         All contract charges                                 --            1,331          $14,271          1.70%             --
  2003   Lowest contract charges 0.50% Class B (a)        $ 9.92               --               --            --           31.91%
         Highest contract charges 1.70% Class B (a)       $ 9.38               --               --            --           30.46%
         All contract charges                                 --              807          $ 7,656          1.58%             --
  2002   Lowest contract charges 0.50% Class B (a)        $ 7.52               --               --            --          (14.55)%
         Highest contract charges 1.70% Class B (a)       $ 7.19               --               --            --          (15.61)%
         All contract charges                                 --              348          $ 2,524          2.20%             --

EQ/Capital Guardian Research                                                                                                       -
----------------------------                                                                                                       -
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $13.96               --               --            --           11.50%
         Highest contract charges 1.70% Class B           $12.72               --               --            --           10.16%
         All contract charges                                 --            4,909          $63,987          0.53%             --
  2005   Lowest contract charges 0.50% Class B            $12.52               --               --            --            5.53%
         Highest contract charges 1.70% Class B           $11.55               --               --            --            4.26%
         All contract charges                                 --            5,839          $68,872          0.53%             --
  2004   Lowest contract charges 0.50% Class B            $11.87               --               --            --           10.35%
         Highest contract charges 1.70% Class B           $11.08               --               --            --            9.02%
         All contract charges                                 --            6,765          $76,328          0.61%             --
  2003   Lowest contract charges 0.50% Class B            $10.76               --               --            --           30.90%
         Highest contract charges 1.70% Class B           $10.16               --               --            --           29.26%
         All contract charges                                 --            7,243          $74,735          0.42%             --
  2002   Lowest contract charges 0.50% Class B            $ 8.22               --               --            --          (25.07)%
         Highest contract charges 1.70% Class B           $ 7.86               --               --            --          (25.99)%
         All contract charges                                 --            7,687          $61,160          0.50%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/Capital Guardian U.S. Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $13.44               --                --            --           9.41%
         Highest contract charges 1.70% Class B           $12.24               --                --            --           8.09%
         All contract charges                                 --            3,124          $ 39,055          1.17%            --
  2005   Lowest contract charges 0.50% Class B            $12.28               --                --            --           5.43%
         Highest contract charges 1.70% Class B           $11.33               --                --            --           4.17%
         All contract charges                                 --            3,715          $ 42,838          0.52%            --
  2004   Lowest contract charges 0.50% Class B            $11.65               --                --            --           8.78%
         Highest contract charges 1.70% Class B           $10.87               --                --            --           7.47%
         All contract charges                                 --            4,000          $ 44,150          0.48%            --
  2003   Lowest contract charges 0.50% Class B            $10.71               --                --            --          35.73%
         Highest contract charges 1.70% Class B           $10.12               --                --            --          34.02%
         All contract charges                                 --            3,767          $ 38,585          0.32%            --
  2002   Lowest contract charges 0.50% Class B            $ 7.89               --                --            --         (24.06)%
         Highest contract charges 1.70% Class B           $ 7.55               --                --            --         (24.96)%
         All contract charges                                 --            2,882          $ 21,951          0.51%            --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $11.23               --                --            --           7.42%
         Highest contract charges 1.70% Class B (e)       $11.01               --                --            --           6.13%
         All contract charges                                 --              507          $  5,609          7.68%            --
  2005   Lowest contract charges 0.50% Class B (e)        $10.46               --                --            --           4.56%
         Highest contract charges 1.70% Class B (e)       $10.37               --                --            --           3.72%
         All contract charges                                 --              174          $  1,807         13.63%            --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*                                            --                --            --           8.76%
  2006   Lowest contract charges 0.50% Class B (g)        $10.88               --                --            --           8.36%
         Highest contract charges 1.70% Class B (g)       $10.84              136          $  1,478          0.85%            --
         All contract charges                                 --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $33.46               --                --            --          14.52%
         Highest contract charges 1.70% Class B           $28.64               --                --            --          13.14%
         All contract charges                                 --            4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B            $29.22               --                --            --           3.88%
         Highest contract charges 1.70% Class B           $25.31               --                --            --           2.63%
         All contract charges                                 --            5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B            $28.13               --                --            --           9.68%
         Highest contract charges 1.70% Class B           $24.66               --                --            --           8.36%
         All contract charges                                 --            6,511          $165,823          1.38%            --
  2003   Lowest contract charges 0.50% Class B            $25.65               --                --            --          27.21%
         Highest contract charges 1.70% Class B           $22.76               --                --            --          25.68%
         All contract charges                                 --            7,083          $166,206          1.27%            --
  2002   Lowest contract charges 0.50% Class B            $20.16               --                --            --         (22.79)%
         Highest contract charges 1.70% Class B           $18.11               --                --            --         (23.72)%
         All contract charges                                 --            7,353          $136,951          0.91%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (f)        $10.05               --                --            --           2.90%
         Highest contract charges 1.70% Class B (f)       $ 9.90               --                --            --           1.66%
         All contract charges                                 --              306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (f)        $ 9.77               --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (f)       $ 9.74               --                --            --          (2.59)%
         All contract charges                                 --               22               212            --             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value        (000's)          (000's)    Income ratio**    Return***
                                                   ----------   -----------------   ----------   --------------    ---------
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $ 9.55            --                 --           --            5.34%
         Highest contract charges 1.70% Class B       $ 8.67            --                 --           --            4.07%
         All contract charges                             --         1,004           $  8,883         2.03%             --
  2005   Lowest contract charges 0.50% Class B        $ 9.07            --                 --           --            3.44%
         Highest contract charges 1.70% Class B       $ 8.33            --                 --           --            2.20%
         All contract charges                             --         1,194           $ 10,128         0.04%             --
  2004   Lowest contract charges 0.50% Class B        $ 8.77            --                 --           --            6.51%
         Highest contract charges 1.70% Class B       $ 8.15            --                 --           --            5.22%
         All contract charges                             --         1,548           $ 12,815         0.31%             --
  2003   Lowest contract charges 0.50% Class B        $ 8.23            --                 --           --           37.40%
         Highest contract charges 1.70% Class B       $ 7.75            --                 --           --           35.94%
         All contract charges                             --         1,184           $  9,300           --              --
  2002   Lowest contract charges 0.50% Class B        $ 5.99            --                 --           --          (24.37)%
         Highest contract charges 1.70% Class B       $ 5.70            --                 --           --          (25.40)%
         All contract charges                             --           834           $  4,799           --              --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $13.58            --                 --           --           10.97%
         Highest contract charges 1.70% Class B       $12.57            --                 --           --            9.63%
         All contract charges                             --         5,941           $ 76,031         3.07%             --
  2005   Lowest contract charges 0.50% Class B        $12.23            --                 --           --            5.84%
         Highest contract charges 1.70% Class B       $11.47            --                 --           --            4.56%
         All contract charges                             --         7,030           $ 81,842         7.23%             --
  2004   Lowest contract charges 0.50% Class B        $11.56            --                 --           --           15.45%
         Highest contract charges 1.70% Class B       $10.97            --                 --           --           14.06%
         All contract charges                             --         7,409           $ 82,301         2.25%             --
  2003   Lowest contract charges 0.50% Class B        $10.01            --                 --           --           42.80%
         Highest contract charges 1.70% Class B       $ 9.62            --                 --           --           41.26%
         All contract charges                             --         7,550           $ 73,326           --              --
  2002   Lowest contract charges 0.50% Class B        $ 7.01            --                 --           --          (18.87)%
         Highest contract charges 1.70% Class B       $ 6.81            --                 --           --          (19.89)%
         All contract charges                             --         6,335           $ 43,450         0.02%             --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $19.07            --                 --           --           11.92%
         Highest contract charges 1.70% Class B       $16.96            --                 --           --           10.58%
         All contract charges                             --         8,495           $148,186         0.29%             --
  2005   Lowest contract charges 0.50% Class B        $17.04            --                 --           --           10.77%
         Highest contract charges 1.70% Class B       $15.34            --                 --           --            9.44%
         All contract charges                             --        10,049            158,052         4.50%             --
  2004   Lowest contract charges 0.50% Class B        $15.38            --                 --           --           17.26%
         Highest contract charges 1.70% Class B       $14.02            --                 --           --           15.84%
         All contract charges                             --        11,078           $158,871         2.52%             --
  2003   Lowest contract charges 0.50% Class B        $13.12            --                 --           --           32.65%
         Highest contract charges 1.70% Class B       $12.10            --                 --           --           30.94%
         All contract charges                             --        12,192           $150,515         0.37%             --
  2002   Lowest contract charges 0.50% Class B        $ 9.89            --                 --           --          (15.18)%
         Highest contract charges 1.70% Class B       $ 9.24            --                 --           --          (16.15)%
         All contract charges                             --        12,999           $122,134         0.57%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)        $10.46            --                 --           --           4.56%
         Highest contract charges 1.70% Class B (g)       $10.42            --                 --           --           4.17%
         All contract charges                                 --           619            $ 6,457         2.46%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*                           --
  2006   Lowest contract charges 0.50% Class B (g)        $10.85            --                 --           --           8.50%
         Highest contract charges 1.70% Class B (g)       $10.81            --                 --           --           8.10%
         All contract charges                                 --            34            $   364         0.62%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $11.79            --                 --           --          11.65%
         Highest contract charges 1.70% Class B (f)       $11.56            --                 --           --          10.30%
         All contract charges                                 --           780            $ 9,122         5.06%            --
  2005   Lowest contract charges 0.50% Class B (f)        $10.56            --                 --           --           5.64%
         Highest contract charges 1.70% Class B (f)       $10.48            --                 --           --           4.79%
         All contract charges                                 --           538            $ 5,667         4.29%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $32.21            --                 --           --          18.24%
         Highest contract charges 1.70% Class B (d)       $25.76            --                 --           --          16.82%
         All contract charges                                 --           536            $14,549         1.45%            --
  2005   Lowest contract charges 0.50% Class B (d)        $27.24            --                 --           --           3.80%
         Highest contract charges 1.70% Class B (d)       $22.05            --                 --           --           2.55%
         All contract charges                                 --           474             10,971         0.90%            --
  2004   Lowest contract charges 0.50% Class B (d)        $26.24            --                 --           --          13.51%
         Highest contract charges 1.70% Class B (d)       $21.50            --                 --           --          13.26%
         All contract charges                                 --           102            $ 2,292         0.44%            --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $14.46            --                 --           --          25.01%
         Highest contract charges 1.70% Class B (f)       $14.17            --                 --           --          23.51%
         All contract charges                                 --           186            $ 2,650         1.17%            --
  2005   Lowest contract charges 0.50% Class B (f)        $11.56            --                 --           --          15.64%
         Highest contract charges 1.70% Class B (f)       $11.47            --                 --           --          14.72%
         All contract charges                                 --            54            $   615         2.36%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 6.72            --                 --           --           0.68%
         Highest contract charges 1.70% Class B           $ 6.22            --                 --           --          (0.53)%
         All contract charges                                 --         2,946            $18,558           --             --
  2005   Lowest contract charges 0.50% Class B            $ 6.67            --                 --           --           6.75%
         Highest contract charges 1.70% Class B           $ 6.26            --                 --           --           5.47%
         All contract charges                                 --         3,465            $21,903           --             --
  2004   Lowest contract charges 0.50% Class B            $ 6.25            --                 --           --          11.59%
         Highest contract charges 1.70% Class B           $ 5.93            --                 --           --          10.24%
         All contract charges                                 --         3,682            $22,024         0.24%            --
  2003   Lowest contract charges 0.50% Class B            $ 5.60            --                 --           --          25.28%
         Highest contract charges 1.70% Class B           $ 5.38            --                 --           --          23.70%
         All contract charges                                 --         4,238            $22,937           --             --
  2002   Lowest contract charges 0.50% Class B            $ 4.47            --                 --           --         (30.70)%
         Highest contract charges 1.70% Class B           $ 4.35            --                 --           --         (31.50)%
         All contract charges                                 --         4,684            $20,463           --             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $15.48            --                 --           --            3.54%
         Highest contract charges 1.70% Class B (a)       $13.88            --                 --           --            2.30%
         All contract charges                                 --         4,203            $59,758         4.27%             --
  2005   Lowest contract charges 0.50% Class B (a)        $14.95            --                 --           --            1.71%
         Highest contract charges 1.70% Class B (a)       $13.57            --                 --           --            0.48%
         All contract charges                                 --         4,274            $59,245         3.61%             --
  2004   Lowest contract charges 0.50% Class B (a)        $14.70            --                 --           --            3.58%
         Highest contract charges 1.70% Class B (a)       $13.50            --                 --           --            2.33%
         All contract charges                                 --         3,575            $49,206         4.03%             --
  2003   Lowest contract charges 0.50% Class B (a)        $14.19            --                 --           --            2.84%
         Highest contract charges 1.70% Class B (a)       $13.20            --                 --           --            1.62%
         All contract charges                                 --         3,606            $48,363         3.08%             --
  2002   Lowest contract charges 0.50% Class B (a)        $13.80            --                 --           --            7.56%
         Highest contract charges 1.70% Class B (a)       $12.99            --                 --           --            6.30%
         All contract charges                                 --         3,470            $45,666         9.56%             --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $17.46            --                 --           --           19.78%
         Highest contract charges 1.70% Class B           $15.53            --                 --           --           18.34%
         All contract charges                                 --         2,331            $37,428         4.25%             --
  2005   Lowest contract charges 0.50% Class B            $14.58            --                 --           --            3.41%
         Highest contract charges 1.70% Class B           $13.12            --                 --           --            2.16%
         All contract charges                                 --         2,671            $36,117         1.45%             --
  2004   Lowest contract charges 0.50% Class B            $14.10            --                 --           --           10.33%
         Highest contract charges 1.70% Class B           $12.84            --                 --           --            9.00%
         All contract charges                                 --         3,179            $41,949         1.24%             --
  2003   Lowest contract charges 0.50% Class B            $12.78            --                 --           --           26.16%
         Highest contract charges 1.70% Class B           $11.78            --                 --           --           24.66%
         All contract charges                                 --         3,611            $43,576         1.33%             --
  2002   Lowest contract charges 0.50% Class B            $10.13            --                 --           --          (19.41)%
         Highest contract charges 1.70% Class B           $ 9.45            --                 --           --          (20.46)%
         All contract charges                                 --         3,936            $37,988         1.31%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $11.33            --                 --           --            6.30%
         Highest contract charges 1.70% Class B (f)       $11.17            --                 --           --            5.02%
         All contract charges                                 --           320            $ 3,608         0.05%             --
  2005   Lowest contract charges 0.50% Class B (f)        $10.66            --                 --           --            6.62%
         Highest contract charges 1.70% Class B (f)       $10.63            --                 --           --            6.31%
         All contract charges                                 --            61            $   650         0.15%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $10.19             --                 --           --            1.31%
         Highest contract charges 1.70% Class B (e)       $ 9.98             --                 --           --            0.10%
         All contract charges                                 --            378            $ 3,792         3.95%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.06             --                 --           --            0.56%
         Highest contract charges 1.70% Class B (e)       $ 9.98             --                 --           --           (0.25)%
         All contract charges                                 --            326            $ 3,255         4.20%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.43             --                 --           --           16.63%
         Highest contract charges 1.70% Class B (e)       $12.18             --                 --           --           15.22%
         All contract charges                                 --            382            $ 4,671         1.57%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2005   Lowest contract charges 0.50% Class B (e)        $10.66             --                 --          --            6.59%
         Highest contract charges 1.70% Class B (e)       $10.57             --                 --          --            5.73%
         All contract charges                                 --             73           $    774        1.34%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $11.91             --                 --          --           12.13%
         Highest contract charges 1.70% Class B (e)       $11.67             --                 --          --           10.78%
         All contract charges                                 --            111           $  1,303        1.28%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.62             --                 --          --            6.21%
         Highest contract charges 1.70% Class B (e)       $10.54             --                 --          --            5.40%
         All contract charges                                 --             58           $    615        0.89%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.54             --                 --          --           11.87%
         Highest contract charges 1.70% Class B (e)       $12.29             --                 --          --           10.52%
         All contract charges                                 --            592           $  7,315        1.10%             --
  2005   Lowest contract charges 0.50% Class B (e)        $11.21             --                 --          --           12.11%
         Highest contract charges 1.70% Class B (e)       $11.12             --                 --          --           11.22%
         All contract charges                                 --            682           $  7,598        1.53%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $17.20             --                 --          --            8.78%
         Highest contract charges 1.70% Class B           $16.13             --                 --          --            7.47%
         All contract charges                                 --          4,481           $ 73,378        0.72%             --
  2005   Lowest contract charges 0.50% Class B            $15.82             --                 --          --           10.15%
         Highest contract charges 1.70% Class B           $15.01             --                 --          --            8.83%
         All contract charges                                 --          4,494           $ 68,290          --              --
  2004   Lowest contract charges 0.50% Class B            $14.36             --                 --          --            9.96%
         Highest contract charges 1.70% Class B           $13.79             --                 --          --            8.63%
         All contract charges                                 --          4,111           $ 57,243          --              --
  2003   Lowest contract charges 0.50% Class B            $13.06             --                 --          --           30.45%
         Highest contract charges 1.70% Class B           $12.69             --                 --          --           28.83%
         All contract charges                                 --          4,335           $ 55,413          --              --
  2002   Lowest contract charges 0.50% Class B            $10.01             --                 --          --          (11.96)%
         Highest contract charges 1.70% Class B           $ 9.85             --                 --          --          (13.06)%
         All contract charges                                 --          2,259           $ 22,327        0.07%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $26.27             --                 --          --           20.31%
         Highest contract charges 1.70% Class B           $23.37             --                 --          --           18.86%
         All contract charges                                 --          6,279           $150,983        2.67%             --
  2005   Lowest contract charges 0.50% Class B            $21.84             --                 --          --            2.44%
         Highest contract charges 1.70% Class B           $19.66             --                 --          --            1.20%
         All contract charges                                 --          7,616           $153,657        1.30%             --
  2004   Lowest contract charges 0.50% Class B            $21.32             --                 --          --           10.02%
         Highest contract charges 1.70% Class B           $19.43             --                 --          --            8.69%
         All contract charges                                 --          9,215           $183,445        2.05%             --
  2003   Lowest contract charges 0.50% Class B            $19.38             --                 --          --           30.58%
         Highest contract charges 1.70% Class B           $17.87             --                 --          --           28.95%
         All contract charges                                 --          9,649           $176,210        0.52%             --
  2002   Lowest contract charges 0.50% Class B            $14.84             --                 --          --          (17.09)%
         Highest contract charges 1.70% Class B           $13.86             --                 --          --          (18.08)%
         All contract charges                                 --         10,203           $143,976        1.11%             --


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $24.88             --                 --           --           25.06%
         Highest contract charges 1.70% Class B (a)       $22.13             --                 --           --           23.55%
         All contract charges                                 --          3,753           $ 85,502         3.41%             --
  2005   Lowest contract charges 0.50% Class B (a)        $19.90             --                 --           --           10.28%
         Highest contract charges 1.70% Class B (a)       $17.91             --                 --           --            8.96%
         All contract charges                                 --          3,839           $ 70,590         1.73%             --
  2004   Lowest contract charges 0.50% Class B (a)        $18.04             --                 --           --           21.04%
         Highest contract charges 1.70% Class B (a)       $16.44             --                 --           --           19.58%
         All contract charges                                 --          3,618           $ 60,866         1.58%             --
  2003   Lowest contract charges 0.50% Class B (a)        $14.90             --                 --           --           27.35%
         Highest contract charges 1.70% Class B (a)       $13.75             --                 --           --           25.92%
         All contract charges                                 --          3,627           $ 50,907         2.27%             --
  2002   Lowest contract charges 0.50% Class B (a)        $11.70             --                 --           --          (15.83)%
         Highest contract charges 1.70% Class B (a)       $10.92             --                 --           --          (16.83)%
         All contract charges                                 --          3,783           $ 42,071         0.97%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $16.39             --                 --           --            7.24%
         Highest contract charges 1.70% Class B           $14.58             --                 --           --            5.95%
         All contract charges                                 --          5,886           $ 88,476           --              --
  2005   Lowest contract charges 0.50% Class B            $15.29             --                 --           --            8.48%
         Highest contract charges 1.70% Class B           $13.76             --                 --           --            7.18%
         All contract charges                                 --          7,269           $102,815           --              --
  2004   Lowest contract charges 0.50% Class B            $14.09             --                 --           --           12.06%
         Highest contract charges 1.70% Class B           $12.84             --                 --           --           10.71%
         All contract charges                                 --          8,819           $116,063           --              --
  2003   Lowest contract charges 0.50% Class B            $12.58             --                 --           --           28.76%
         Highest contract charges 1.70% Class B           $11.60             --                 --           --           27.17%
         All contract charges                                 --         10,270           $121,717           --              --
  2002   Lowest contract charges 0.50% Class B            $ 9.77             --                 --           --          (34.70)%
         Highest contract charges 1.70% Class B           $ 9.12             --                 --           --          (35.46)%
         All contract charges                                 --         11,520           $107,073           --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $11.33             --                 --           --           12.38%
         Highest contract charges 1.70% Class B           $10.28             --                 --           --           11.03%
         All contract charges                                 --          1,207           $ 12,655         0.80%             --
  2005   Lowest contract charges 0.50% Class B            $10.08             --                 --           --            6.66%
         Highest contract charges 1.70% Class B           $ 9.26             --                 --           --            5.38%
         All contract charges                                 --          1,491             14,051         0.48%             --
  2004   Lowest contract charges 0.50% Class B            $ 9.45             --                 --           --           10.84%
         Highest contract charges 1.70% Class B           $ 8.79             --                 --           --            9.51%
         All contract charges                                 --          1,772           $ 15,816         0.55%             --
  2003   Lowest contract charges 0.50% Class B            $ 8.53             --                 --           --           21.51%
         Highest contract charges 1.70% Class B           $ 8.03             --                 --           --           20.03%
         All contract charges                                 --          1,959           $ 15,936         0.61%             --
  2002   Lowest contract charges 0.50% Class B            $ 7.02             --                 --           --          (21.48)%
         Highest contract charges 1.70% Class B           $ 6.69             --                 --           --          (22.39)%
         All contract charges                                 --          2,068           $ 13,976         0.52%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market
---------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $ 31.67             262          $  8,297          4.46%          3.53%
  2005   1.15% Class A                                  $ 30.59             238          $  7,289          2.56%          1.70%
  2004   1.15% Class A                                  $ 30.08             344          $ 10,358          0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12             444          $ 13,368          0.56%         (0.34)%
  2002   1.15% Class A                                  $ 30.22             863          $ 26,080          1.15%          0.33%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --
  2003   Lowest contract charges 0.00% Class B          $ 38.46              --                --            --           0.56%
         Highest contract charges 1.70% Class B         $ 26.17              --                --            --          (1.14)%
         All contract charges                                --           5,810          $160,985          0.54%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24              --                --            --           1.24%
         Highest contract charges 1.70% Class B         $ 26.47              --                --            --          (0.48)%
         All contract charges                                --           8,542          $238,649          1.15%            --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (d)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (d)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (d)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (d)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (d)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (g)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (g)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 10.96              --                --            --           9.61%
         Highest contract charges 1.70% Class B (g)     $ 10.92              --                --            --           9.20%
         All contract charges                                --              29          $    322          1.99%            --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 11.13              --                --            --          11.28%
         Highest contract charges 1.70% Class B (g)     $ 11.09              --                --            --          10.86%
         All contract charges                                --              36          $    400          1.49%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%                                          --                 --           --           (0.11)%
  2006   Lowest contract charges 0.50% Class B (e)        $ 9.98            --                 --           --           (1.31)%
         Highest contract charges 1.70% Class B (e)       $ 9.78         1,072            $10,531         4.50%             --
         All contract charges                                 --            --                 --           --           (0.09)%
  2005   Lowest contract charges 0.50% Class B (e)        $ 9.99            --                 --           --           (0.89)%
         Highest contract charges 1.70% Class B (e)       $ 9.91           782            $ 7,766         5.60%             --
         All contract charges                                 --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $10.38            --                 --           --            3.44%
         Highest contract charges 1.70% Class B (e)       $10.17            --                 --           --            2.20%
         All contract charges                                 --           504            $ 5,152         3.61%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.04            --                 --           --            0.36%
         Highest contract charges 1.70% Class B (e)       $ 9.96            --                 --           --           (0.44)%
         All contract charges                                 --           229            $ 2,289         2.01%             --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $21.25             --                 --           --           15.53%
         Highest contract charges 1.70% Class B (a)       $19.05             --                 --           --           14.14%
         All contract charges                                 --          2,245            $43,882         5.12%             --
  2005   Lowest contract charges 0.50% Class B (a)        $18.39             --                 --           --            4.16%
         Highest contract charges 1.70% Class B (a)       $16.69             --                 --           --            2.91%
         All contract charges                                 --          2,709            $46,249         4.27%             --
  2004   Lowest contract charges 0.50% Class B (a)        $17.65             --                 --           --           16.52%
         Highest contract charges 1.70% Class B (a)       $16.22             --                 --           --           15.12%
         All contract charges                                 --          2,865            $47,417         5.86%             --
  2003   Lowest contract charges 0.50% Class B (a)        $15.15             --                 --           --           36.75%
         Highest contract charges 1.70% Class B (a)       $14.09             --                 --           --           35.07%
         All contract charges                                 --          2,435            $34,939         0.99%             --
  2002   Lowest contract charges 0.50% Class B (a)        $11.08             --                 --           --          (14.04)%
         Highest contract charges 1.70% Class B (a)       $10.43             --                 --           --          (15.00)%
         All contract charges                                 --          1,821            $19,297         0.98%             --

EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 9.42              --                 --           --            9.66%
         Highest contract charges 1.70% Class B (d)       $ 8.54              --                 --           --            8.34%
         All contract charges                                 --             734            $ 6,421         1.54%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 8.59              --                 --           --            6.95%
         Highest contract charges 1.70% Class B (d)       $ 7.89              --                 --           --            5.67%
         All contract charges                                 --             441            $ 3,552         3.12%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 8.04              --                 --           --           14.09%
         Highest contract charges 1.70% Class B (d)       $ 7.46              --                 --           --           13.83%
         All contract charges                                 --             123            $   937           --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $18.52              --                 --           --           17.12%
         Highest contract charges 1.70% Class B           $16.60              --                 --           --           15.71%
         All contract charges                                 --           2,142            $36,481         1.21%             --
  2005   Lowest contract charges 0.50% Class B            $15.81              --                 --           --            3.74%
         Highest contract charges 1.70% Class B           $14.35              --                 --           --            2.49%
         All contract charges                                 --           2,338            $34,342         1.07%             --
  2004   Lowest contract charges 0.50% Class B            $15.24              --                 --           --           17.08%
         Highest contract charges 1.70% Class B           $14.00              --                 --           --           15.67%
         All contract charges                                 --           2,744            $39,236         2.29%             --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Small Company Index (Continued)
----------------------------------
  2003   Lowest contract charges 0.50% Class B            $13.02            --                --            --           45.15%
         Highest contract charges 1.70% Class B           $12.10            --                --            --           43.36%
         All contract charges                                 --         2,615          $ 32,226          0.31%             --
  2002   Lowest contract charges 0.50% Class B            $ 8.97            --                --            --          (21.32)%
         Highest contract charges 1.70% Class B           $ 8.44            --                --            --          (22.29)%
         All contract charges                                 --         2,065          $ 17,685          0.55%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $19.34            --                --            --           (4.49)%
         Highest contract charges 1.70% Class B (d)       $15.46            --                --            --           (5.64)%
         All contract charges                                 --           100          $  1,627            --              --
  2005   Lowest contract charges 0.50% Class B (d)        $20.25            --                --            --            3.47%
         Highest contract charges 1.70% Class B (d)       $16.39            --                --            --            2.22%
         All contract charges                                 --           113          $  1,942            --              --
  2004   Lowest contract charges 0.50% Class B (d)        $19.57            --                --            --           12.32%
         Highest contract charges 1.70% Class B (d)       $16.03            --                --            --           12.07%
         All contract charges                                 --            21          $    359            --              --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)        $10.79            --                --            --            7.86%
         Highest contract charges 1.70% Class B (g)       $10.75            --                --            --            7.46%
         All contract charges                                 --           148          $  1,593          0.35%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 6.70            --                --            --           13.58%
         Highest contract charges 1.70% Class B (d)       $ 6.07            --                --            --           12.22%
         All contract charges                                 --           567          $  3,532          0.85%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 5.90            --                --            --            8.46%
         Highest contract charges 1.70% Class B (d)       $ 5.41            --                --            --            7.16%
         All contract charges                                 --           371          $  2,058          1.67%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 5.44            --                --            --           11.67%
         Highest contract charges 1.70% Class B (d)       $ 5.05            --                --            --           11.43%
         All contract charges                                 --            20          $    106          4.29%             --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.10            --                --            --           15.33%
         Highest contract charges 1.70% Class B (e)       $11.85            --                --            --           13.94%
         All contract charges                                 --         1,041          $ 12,470          2.74%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.49            --                --            --            4.88%
         Highest contract charges 1.70% Class B (e)       $10.40            --                --            --            4.04%
         All contract charges                                 --           714          $  7,466          1.83%             --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $20.43            --                --            --           36.37%
         Highest contract charges 1.70% Class B           $18.23            --                --            --           34.73%
         All contract charges                                 --         5,635          $105,586          0.40%             --
  2005   Lowest contract charges 0.50% Class B            $14.98            --                --            --           32.12%
         Highest contract charges 1.70% Class B           $13.53            --                --            --           30.53%
         All contract charges                                 --         5,750          $ 79,754          0.56%             --
  2004   Lowest contract charges 0.50% Class B            $11.34            --                --            --           23.06%
         Highest contract charges 1.70% Class B           $10.37            --                --            --           21.58%
         All contract charges                                 --         5,252          $ 55,642          0.66%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2006

6. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B            $ 9.21            --                --            --           55.05%
         Highest contract charges 1.70% Class B           $ 8.53            --                --            --           53.42%
         All contract charges                                 --         5,023           $43,647          0.80%             --
  2002   Lowest contract charges 0.50% Class B            $ 5.94            --                --            --           (6.31)%
         Highest contract charges 1.70% Class B           $ 5.56            --                --            --           (7.65)%
         All contract charges                                 --         5,016           $28,360            --              --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $13.53            --                --            --            8.71%
         Highest contract charges 1.70% Class B (e)       $13.26            --                --            --            7.40%
         All contract charges                                 --           196           $ 2,607          0.34%             --
  2005   Lowest contract charges 0.50% Class B (e)        $12.44            --                --            --           24.44%
         Highest contract charges 1.70% Class B (e)       $12.34            --                --            --           23.44%
         All contract charges                                 --           168           $ 2,077            --              --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.50% to 1.60%
  2006   Lowest contract charges 0.50% Class B (e)        $14.49            --                --            --           21.03%
         Highest contract charges 1.60% Class B (e)       $14.22            --                --            --           19.66%
         All contract charges                                 --           343           $ 4,889          4.18%             --
  2005   Lowest contract charges 0.50% Class B (e)        $11.97            --                --            --           19.72%
         Highest contract charges 1.60% Class B (e)       $11.88            --                --            --           18.80%
         Total contract charges                               --            24           $   285         13.95%             --

----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on February 13, 2004.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004.
(d) Units were made available for sale on October 25, 2004.
(e) Units were made available for sale on May 9, 2005.
(f) Units were made available for sale on October 17,2005.
(g) Units were made available for sale on September 18,2006.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2006.......   FSA-34
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2006 and 2005........................................   FSA-46
   Notes to Financial Statements.......................................   FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005.............      F-2
   Consolidated Statements of Earnings, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2006, 2005 and 2004..............      F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-5
   Notes to Consolidated Financial Statements..........................      F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-
                                                               Allocation        Allocation       Plus Allocation
                                                           ----------------- ------------------ -------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,473,858,371      $304,692,737        $744,176,668
Receivable for The Trusts shares sold ....................              --                --                  --
Receivable for policy-related transactions ...............         764,497           714,654             233,458
                                                            --------------      ------------        ------------
  Total assets ...........................................   1,474,622,868       305,407,391         744,410,126
                                                            --------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..................         764,497           714,655             233,458
Payable for policy-related transactions ..................              --                --                  --
                                                            --------------      ------------        ------------
  Total liabilities ......................................         764,497           714,655             233,458
                                                            --------------      ------------        ------------
Net Assets ...............................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Accumulation Units .......................................   1,472,607,078       304,681,015         744,034,667
Retained by AXA Equitable in Separate Account No. 49 .....       1,251,293            11,721             142,001
                                                            --------------      ------------        ------------
Total net assets .........................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Investments in shares of The Trusts, at cost .............  $1,335,536,727      $303,805,149        $724,975,869
The Trusts shares held
 Class A .................................................              --                --                  --
 Class B .................................................     100,195,125        28,039,290          64,100,230



                                                              AXA Moderate   AXA Moderate-   AXA Premier VIP    AXA Premier VIP
                                                               Allocation   Plus Allocation Aggressive Equity      Core Bond
                                                           ---------------- --------------- -----------------  -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
Receivable for The Trusts shares sold ....................              --              --          196,027            126,181
Receivable for policy-related transactions ...............       3,966,614      12,834,318               --                 --
                                                            --------------  --------------     ------------       ------------
  Total assets ...........................................   4,215,289,918   6,199,859,232      139,528,480        651,349,994
                                                            --------------  --------------     ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       3,966,614      12,834,318               --                 --
Payable for policy-related transactions ..................              --              --          196,027            126,181
                                                            --------------  --------------     ------------       ------------
  Total liabilities ......................................       3,966,614      12,834,318          196,027            126,181
                                                            --------------  --------------     ------------       ------------
Net Assets ...............................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Accumulation Units .......................................   4,210,725,889   6,186,803,713      139,295,500        651,206,420
Retained by AXA Equitable in Separate Account No. 49 .....         597,415         221,201           36,953             17,393
                                                            --------------  --------------     ------------       ------------
Total net assets .........................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Investments in shares of The Trusts, at cost .............  $3,882,555,143  $5,674,504,196     $130,978,813       $663,021,689
The Trusts shares held
 Class A .................................................              --              --               --                 --
 Class B .................................................     250,056,792     445,401,052        4,917,440         63,869,649


-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                           AXA Premier VIP
                                                       AXA Premier VIP   AXA Premier VIP    International
                                                         Health Care        High Yield         Equity
                                                      ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $290,868,156      $935,825,123     $568,599,254
Receivable for The Trusts shares sold ...............          95,613                --               --
Receivable for policy-related transactions ..........              --           698,878           95,460
                                                         ------------      ------------     ------------
  Total assets ......................................     290,963,769       936,524,001      568,694,714
                                                         ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased .............              --           698,878           95,461
Payable for policy-related transactions .............          95,614                --               --
                                                         ------------      ------------     ------------
  Total liabilities .................................          95,614           698,878           95,461
                                                         ------------      ------------     ------------
Net Assets ..........................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Accumulation Units ..................................     290,817,967       935,762,475      568,482,079
Retained by AXA Equitable in Separate Account No. 49           50,188            62,648          117,174
                                                         ------------      ------------     ------------
Total net assets ....................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Investments in shares of The Trusts, at cost ........    $280,667,804      $961,668,904     $471,954,227
The Trusts shares held
 Class A ............................................              --                --               --
 Class B ............................................      26,727,942       167,810,105       36,550,515



                                                       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                          Large Cap         Large Cap         Large Cap          Mid Cap
                                                         Core Equity          Growth            Value             Growth
                                                      ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $173,390,316      $307,019,814      $578,083,463      $410,738,703
Receivable for The Trusts shares sold ...............              --                --            31,970           194,985
Receivable for policy-related transactions ..........         108,478            59,652                --                --
                                                         ------------      ------------      ------------      ------------
  Total assets ......................................     173,498,794       307,079,466       578,115,433       410,933,688
                                                         ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased .............         108,477            59,652                --                --
Payable for policy-related transactions .............              --                --            31,970           194,985
                                                         ------------      ------------      ------------      ------------
  Total liabilities .................................         108,477            59,652            31,970           194,985
                                                         ------------      ------------      ------------      ------------
Net Assets ..........................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Accumulation Units ..................................     173,296,750       306,984,232       577,966,294       410,675,926
Retained by AXA Equitable in Separate Account No. 49           93,567            35,582           117,169            62,777
                                                         ------------      ------------      ------------      ------------
Total net assets ....................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Investments in shares of The Trusts, at cost ........    $146,203,369      $285,414,341      $496,585,434      $406,408,217
The Trusts shares held
 Class A ............................................              --                --                --                --
 Class B ............................................      14,496,800        31,237,284        45,061,732        46,147,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             AXA Premier     AXA Premier
                                                               VIP Mid           VIP
                                                              Cap Value       Technology
                                                           --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $438,540,180    $271,319,867
Receivable for The Trusts shares sold ....................            --         198,429
Receivable for policy-related transactions ...............       209,056              --
                                                            ------------    ------------
  Total assets ...........................................   438,749,236     271,518,296
                                                            ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       209,056              --
Payable for policy-related transactions ..................            --         198,799
                                                            ------------    ------------
  Total liabilities ......................................       209,056         198,799
                                                            ------------    ------------
Net Assets ...............................................  $438,540,180    $271,319,497
                                                            ============    ============
Accumulation Units .......................................   438,436,676     271,064,192
Retained by AXA Equitable in Separate Account No. 49 .....       103,504         255,305
                                                            ------------    ------------
Total net assets .........................................  $438,540,180    $271,319,497
                                                            ============    ============
Investments in shares of The Trusts, at cost .............  $452,798,128    $231,407,389
The Trusts shares held
 Class A .................................................            --              --
 Class B .................................................    44,424,697      24,715,718



                                                                                                          EQ/AllianceBernstein
                                                                                   EQ/AllianceBernstein       Intermediate
                                                            EQ/AllianceBernstein          Growth               Government
                                                                Common Stock            and Income             Securities
                                                           ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,355,475,853          $895,201,321           $295,939,226
Receivable for The Trusts shares sold ....................            412,983                    --                317,505
Receivable for policy-related transactions ...............                 --               116,763                     --
                                                               --------------          ------------           ------------
  Total assets ...........................................      1,355,888,836           895,318,084            296,256,731
                                                               --------------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --               116,763                     --
Payable for policy-related transactions ..................            412,983                    --                317,504
                                                               --------------          ------------           ------------
  Total liabilities ......................................            412,983               116,763                317,504
                                                               --------------          ------------           ------------
Net Assets ...............................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Accumulation Units .......................................      1,355,393,111           895,138,913            295,751,399
Retained by AXA Equitable in Separate Account No. 49 .....             82,742                62,408                187,828
                                                               --------------          ------------           ------------
Total net assets .........................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Investments in shares of The Trusts, at cost .............     $1,220,167,855          $744,747,020           $311,688,271
The Trusts shares held
 Class A .................................................                 --                    --                     --
 Class B .................................................         68,857,030            43,249,660             30,779,824



                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Large Cap
                                                                International             Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $919,513,420           $384,427,151
Receivable for The Trusts shares sold ....................                --                293,896
Receivable for policy-related transactions ...............           541,653                     --
                                                                ------------           ------------
  Total assets ...........................................       920,055,073            384,721,047
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           541,654                     --
Payable for policy-related transactions ..................                --                293,896
                                                                ------------           ------------
  Total liabilities ......................................           541,654                293,896
                                                                ------------           ------------
Net Assets ...............................................      $919,513,419           $384,427,151
                                                                ============           ============
Accumulation Units .......................................       919,120,394            384,362,829
Retained by AXA Equitable in Separate Account No. 49 .....           393,025                 64,322
                                                                ------------           ------------
Total net assets .........................................      $919,513,419           $384,427,151
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $749,705,877           $360,205,681
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        64,675,500             50,036,620

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Small Cap
                                                                Quality Bond              Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $371,462,789           $479,869,596
Receivable for The Trusts shares sold ....................                --                 62,697
Receivable for policy-related transactions ...............             4,427                     --
                                                                ------------           ------------
  Total assets ...........................................       371,467,216            479,932,293
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................             4,427                     --
Payable for policy-related transactions ..................                --                 62,697
                                                                ------------           ------------
  Total liabilities ......................................             4,427                 62,697
                                                                ------------           ------------
Net Assets ...............................................      $371,462,789           $479,869,596
                                                                ============           ============
Accumulation Units .......................................       371,451,487            479,582,674
Retained by AXA Equitable in Separate Account No. 49 .....            11,302                286,922
                                                                ------------           ------------
Total net assets .........................................      $371,462,789           $479,869,596
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $381,451,986           $418,855,343
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        37,356,226             30,086,917



                                                                                                     EQ/AXA Rosenberg
                                                            EQ/AllianceBernstein       EQ/Ariel         Value Long/
                                                                    Value          Appreciation II     Short Equity
                                                           ---------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,850,736,490        $34,439,246       $142,304,794
Receivable for The Trusts shares sold ....................                 --                 --                 --
Receivable for policy-related transactions ...............            864,434             32,916             24,754
                                                               --------------        -----------       ------------
  Total assets ...........................................      1,851,600,924         34,472,162        142,329,548
                                                               --------------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................            864,433             32,915             24,754
Payable for policy-related transactions ..................                 --                 --                 --
                                                               --------------        -----------       ------------
  Total liabilities ......................................            864,433             32,915             24,754
                                                               --------------        -----------       ------------
Net Assets ...............................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Accumulation Units .......................................      1,850,638,239         31,029,609        142,226,357
Retained by AXA Equitable in Separate Account No. 49 .....             98,252          3,409,638             78,437
                                                               --------------        -----------       ------------
Total net assets .........................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Investments in shares of The Trusts, at cost .............     $1,491,504,810        $31,820,633       $146,178,290
The Trusts shares held
 Class A .................................................                 --                 --                 --
 Class B .................................................        113,014,858          3,070,208         13,437,658



                                                              EQ/Boston      EQ/Calvert
                                                               Advisors       Socially
                                                            Equity Income    Responsible
                                                           --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $198,347,730    $54,193,235
Receivable for The Trusts shares sold ....................       416,982             --
Receivable for policy-related transactions ...............            --          8,474
                                                            ------------    -----------
  Total assets ...........................................   198,764,712     54,201,709
                                                            ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --          8,475
Payable for policy-related transactions ..................       416,982             --
                                                            ------------    -----------
  Total liabilities ......................................       416,982          8,475
                                                            ------------    -----------
Net Assets ...............................................  $198,347,730    $54,193,234
                                                            ============    ===========
Accumulation Units .......................................   198,212,804     54,129,152
Retained by AXA Equitable in Separate Account No. 49 .....       134,926         64,082
                                                            ------------    -----------
Total net assets .........................................  $198,347,730    $54,193,234
                                                            ============    ===========
Investments in shares of The Trusts, at cost .............  $185,471,924    $49,942,375
The Trusts shares held
 Class A .................................................        18,382             --
 Class B .................................................    28,608,821      6,353,913

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              EQ/Capital      EQ/Capital      EQ/Capital
                                                               Guardian        Guardian        Guardian
                                                                Growth      International      Research
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $380,737,525    $973,970,848    $739,557,953
Receivable for The Trusts shares sold ....................            --              --         200,662
Receivable for policy-related transactions ...............       153,905          65,734              --
                                                            ------------    ------------    ------------
  Total assets ...........................................   380,891,430     974,036,582     739,758,615
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       153,906          65,734              --
Payable for policy-related transactions ..................            --              --         200,662
                                                            ------------    ------------    ------------
  Total liabilities ......................................       153,906          65,734         200,662
                                                            ------------    ------------    ------------
Net Assets ...............................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Accumulation Units .......................................   380,312,241     973,880,994     739,095,775
Retained by AXA Equitable in Separate Account No. 49 .....       425,283          89,854         462,178
                                                            ------------    ------------    ------------
Total net assets .........................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost .............  $362,271,738    $761,177,125    $544,992,690
The Trusts shares held
 Class A .................................................            --              --              --
 Class B .................................................    27,176,909      70,089,876      53,025,445



                                                              EQ/Capital    EQ/Caywood-Scholl     EQ/Davis
                                                               Guardian         High Yield        New York        EQ/Equity
                                                             U.S. Equity           Bond            Venture        500 Index
                                                           --------------- ------------------- -------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $984,266,327       $103,374,877     $64,301,741    $1,641,217,452
Receivable for The Trusts shares sold ....................       267,024                 --              --           393,314
Receivable for policy-related transactions ...............            --            227,286         764,613                --
                                                            ------------       ------------     -----------    --------------
  Total assets ...........................................   984,533,351        103,602,163      65,066,354     1,641,610,766
                                                            ------------       ------------     -----------    --------------
Liabilities:
Payable for The Trusts shares purchased ..................            --            227,286         764,614                --
Payable for policy-related transactions ..................       267,025                 --              --           393,314
                                                            ------------       ------------     -----------    --------------
  Total liabilities ......................................       267,025            227,286         764,614           393,314
                                                            ------------       ------------     -----------    --------------
Net Assets ...............................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Accumulation Units .......................................   984,192,730        103,368,655      61,053,552     1,640,567,269
Retained by AXA Equitable in Separate Account No. 49 .....        73,596              6,222       3,248,188           650,183
                                                            ------------       ------------     -----------    --------------
Total net assets .........................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Investments in shares of The Trusts, at cost .............  $881,506,884       $104,057,681     $62,421,484    $1,414,471,314
The Trusts shares held
 Class A .................................................            --                 --         150,415                --
 Class B .................................................    83,470,607         22,251,017       5,801,038        63,628,790

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             EQ/Evergreen
                                                            International   EQ/Evergreen       EQ/FI
                                                                 Bond           Omega         Mid Cap
                                                           --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $85,871,998    $141,717,413   $989,704,424
Receivable for The Trusts shares sold ....................            --           3,741         54,587
Receivable for policy-related transactions ...............       339,150              --             --
                                                             -----------    ------------   ------------
  Total assets ...........................................    86,211,148     141,721,154    989,759,011
                                                             -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ..................       339,150              --             --
Payable for policy-related transactions ..................            --           3,740         54,586
                                                             -----------    ------------   ------------
  Total liabilities ......................................       339,150           3,740         54,586
                                                             -----------    ------------   ------------
Net Assets ...............................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Accumulation Units .......................................    80,817,490     141,666,905    989,519,124
Retained by AXA Equitable in Separate Account No. 49 .....     5,054,508          50,509        185,301
                                                             -----------    ------------   ------------
Total net assets .........................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Investments in shares of The Trusts, at cost .............   $84,253,659    $140,437,298   $933,993,495
The Trusts shares held
 Class A .................................................            --              --             --
 Class B .................................................     8,523,173      16,465,354     92,943,283



                                                                EQ/FI                       EQ/Franklin     EQ/GAMCO
                                                               Mid Cap       EQ/Franklin     Small Cap    Mergers and
                                                                Value           Income         Value      Acquisitions
                                                           --------------- --------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $948,871,233    $136,123,856    $19,282,934   $86,537,909
Receivable for The Trusts shares sold ....................       315,091              --             --            --
Receivable for policy-related transactions ...............            --       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
  Total assets ...........................................   949,186,324     137,544,247     19,383,748    86,767,368
                                                            ------------    ------------    -----------   -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --       1,420,391        100,814       229,459
Payable for policy-related transactions ..................       315,091              --             --            --
                                                            ------------    ------------    -----------   -----------
  Total liabilities ......................................       315,091       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
Net Assets ...............................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Accumulation Units .......................................   948,678,178     132,983,018     16,021,667    86,529,958
Retained by AXA Equitable in Separate Account No. 49 .....       193,055       3,140,838      3,261,267         7,951
                                                            ------------    ------------    -----------   -----------
Total net assets .........................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Investments in shares of The Trusts, at cost .............  $872,958,782    $133,671,205    $18,729,049   $84,897,395
The Trusts shares held
 Class A .................................................            --         151,030        150,335            --
 Class B .................................................    66,344,701      12,926,724      1,626,752     6,949,808

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/GAMCO                           EQ/Janus
                                                            Small Company   EQ/International     Large Cap
                                                                Value            Growth            Growth
                                                           --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $243,856,851       $83,836,238     $217,883,593
Receivable for The Trusts shares sold ....................            --                --               --
Receivable for policy-related transactions ...............       469,718           150,870           45,754
                                                            ------------       -----------     ------------
  Total assets ...........................................   244,326,569        83,987,108      217,929,347
                                                            ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       469,718           150,870           45,754
Payable for policy-related transactions ..................            --                --               --
                                                            ------------       -----------     ------------
  Total liabilities ......................................       469,718           150,870           45,754
                                                            ------------       -----------     ------------
Net Assets ...............................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Accumulation Units .......................................   243,842,444        83,819,114      217,849,517
Retained by AXA Equitable in Separate Account No. 49 .....        14,407            17,124           34,076
                                                            ------------       -----------     ------------
Total net assets .........................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Investments in shares of The Trusts, at cost .............  $231,863,058       $75,112,211     $185,394,250
The Trusts shares held
 Class A .................................................            --                --               --
 Class B .................................................     8,092,752        12,899,744       31,530,227



                                                                               EQ/JPMorgan
                                                              EQ/JPMorgan         Value       EQ/Legg Mason      EQ/Long
                                                               Core Bond      Opportunities    Value Equity     Term Bond
                                                           ----------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,261,096,920    $493,250,071    $180,566,571    $83,305,631
Receivable for The Trusts shares sold ....................              --              --         283,056             --
Receivable for policy-related transactions ...............          74,473         714,510              --        575,745
                                                            --------------    ------------    ------------    -----------
  Total assets ...........................................   1,261,171,393     493,964,581     180,849,627     83,881,376
                                                            --------------    ------------    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................          74,472         714,510              --        575,745
Payable for policy-related transactions ..................              --              --         283,055             --
                                                            --------------    ------------    ------------    -----------
  Total liabilities ......................................          74,472         714,510         283,055        575,745
                                                            --------------    ------------    ------------    -----------
Net Assets ...............................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Accumulation Units .......................................   1,260,923,925     492,862,443     177,206,208     83,248,106
Retained by AXA Equitable in Separate Account No. 49 .....         172,996         387,628       3,360,364         57,525
                                                            --------------    ------------    ------------    -----------
Total net assets .........................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Investments in shares of The Trusts, at cost .............  $1,291,522,651    $408,154,249    $166,402,232    $84,945,474
The Trusts shares held
 Class A .................................................              --              --              --             --
 Class B .................................................     114,947,747      34,759,282      16,147,520      6,278,124

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                              Growth and       Large Cap         Mid Cap
                                                                Income           Core             Value
                                                           --------------- ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $139,173,105      $53,184,650     $219,480,002
Receivable for The Trusts shares sold ....................        96,152           52,232               --
Receivable for policy-related transactions ...............            --               --           94,166
                                                            ------------      -----------     ------------
  Total assets ...........................................   139,269,257       53,236,882      219,574,168
                                                            ------------      -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --           94,166
Payable for policy-related transactions ..................        96,152           52,232               --
                                                            ------------      -----------     ------------
  Total liabilities ......................................        96,152           52,232           94,166
                                                            ------------      -----------     ------------
Net Assets ...............................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Accumulation Units .......................................   135,385,737       49,544,190      215,636,387
Retained by AXA Equitable in Separate Account No. 49 .....     3,787,368        3,640,460        3,843,615
                                                            ------------      -----------     ------------
Total net assets .........................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Investments in shares of The Trusts, at cost .............  $128,660,807      $49,040,478     $200,004,724
The Trusts shares held
 Class A .................................................        10,223           10,222           10,283
 Class B .................................................    11,235,763        4,462,290       17,571,074



                                                                                EQ/Mercury       EQ/Mercury         EQ/MFS
                                                               EQ/Marsico      Basic Value     International    Emerging Growth
                                                                 Focus            Equity           Value           Companies
                                                           ----------------- --------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,472
Receivable for The Trusts shares sold ....................         304,188              --           713,389          281,353
Receivable for policy-related transactions ...............              --         368,561                --               --
                                                            --------------    ------------    --------------     ------------
  Total assets ...........................................   1,645,515,489     847,159,957     1,059,003,481      270,295,825
                                                            --------------    ------------    --------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --         368,561                --               --
Payable for policy-related transactions ..................         304,188              --           713,389          281,352
                                                            --------------    ------------    --------------     ------------
  Total liabilities ......................................         304,188         368,561           713,389          281,352
                                                            --------------    ------------    --------------     ------------
Net Assets ...............................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Accumulation Units .......................................   1,644,626,029     846,667,588     1,057,795,400      269,728,355
Retained by AXA Equitable in Separate Account No. 49 .....         585,272         123,808           494,692          286,118
                                                            --------------    ------------    --------------     ------------
Total net assets .........................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Investments in shares of The Trusts, at cost .............  $1,361,405,639    $726,232,399    $  844,772,090     $244,629,508
The Trusts shares held
 Class A .................................................              --              --                --               --
 Class B .................................................      98,041,260      49,612,784        63,467,178       17,533,566

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                EQ/MFS          EQ/Money       EQ/Montag &
                                                           Investors Trust       Market      Caldwell Growth
                                                          ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $286,504,304    $612,761,188      $30,136,117
Receivable for The Trusts shares sold ...................          54,865              --               --
Receivable for policy-related transactions ..............              --       3,419,476           63,076
                                                             ------------    ------------      -----------
  Total assets ..........................................     286,559,169     616,180,664       30,199,193
                                                             ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased .................              --       3,419,476           63,076
Payable for policy-related transactions .................          54,865              --               --
                                                             ------------    ------------      -----------
  Total liabilities .....................................          54,865       3,419,476           63,076
                                                             ------------    ------------      -----------
Net Assets ..............................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Accumulation Units ......................................     286,441,205     612,694,373       30,006,175
Retained by AXA Equitable in Separate Account No. 49 ....          63,099          66,815          129,942
                                                             ------------    ------------      -----------
Total net assets ........................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Investments in shares of The Trusts, at cost ............    $224,816,516    $613,146,400      $28,013,612
The Trusts shares held
 Class A ................................................              --              --           21,432
 Class B ................................................      25,323,405     612,654,959        5,507,659



                                                                                            EQ/Oppenheimer  EQ/Oppenheimer
                                                             EQ/Mutual     EQ/Oppenheimer    Main Street      Main Street
                                                               Shares          Global        Opportunity       Small Cap
                                                          --------------- ---------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $104,102,434      $28,284,021     $18,828,325      $20,571,143
Receivable for The Trusts shares sold ...................            --               --              --               --
Receivable for policy-related transactions ..............       655,774          402,287         146,958          167,228
                                                           ------------      -----------     -----------      -----------
  Total assets ..........................................   104,758,208       28,686,308      18,975,283       20,738,371
                                                           ------------      -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased .................       655,773          402,287         146,959          167,228
Payable for policy-related transactions .................            --               --              --               --
                                                           ------------      -----------     -----------      -----------
  Total liabilities .....................................       655,773          402,287         146,959          167,228
                                                           ------------      -----------     -----------      -----------
Net Assets ..............................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Accumulation Units ......................................    82,586,497       19,483,000       7,942,207        9,639,299
Retained by AXA Equitable in Separate Account No. 49 ....    21,515,938        8,801,021      10,886,117       10,931,844
                                                           ------------      -----------     -----------      -----------
Total net assets ........................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Investments in shares of The Trusts, at cost ............  $ 99,733,178      $26,952,021     $17,880,127      $19,541,184
The Trusts shares held
 Class A ................................................     1,001,770          400,240         503,776          502,042
 Class B ................................................     8,687,973        2,171,935       1,238,096        1,386,588

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/PIMCO        EQ/Short        EQ/Small
                                                             Real Return    Duration Bond     Cap Value
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $304,380,792     $59,883,044    $992,357,111
Receivable for The Trusts shares sold ....................            --              --         232,247
Receivable for policy-related transactions ...............       328,362         147,942              --
                                                            ------------     -----------    ------------
  Total assets ...........................................   304,709,154      60,030,986     992,589,358
                                                            ------------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       328,361         147,942              --
Payable for policy-related transactions ..................            --              --         232,246
                                                            ------------     -----------    ------------
  Total liabilities ......................................       328,361         147,942         232,246
                                                            ------------     -----------    ------------
Net Assets ...............................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Accumulation Units .......................................   304,379,813      59,826,304     992,117,467
Retained by AXA Equitable in Separate Account No. 49 .....           980          56,740         239,645
                                                            ------------     -----------    ------------
Total net assets .........................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Investments in shares of The Trusts, at cost .............  $317,305,149     $60,665,667    $952,932,114
The Trusts shares held
 Class A .................................................            --           5,247              --
 Class B .................................................    31,127,451       5,991,099      72,377,087



                                                               EQ/Small         EQ/Small        EQ/TCW      EQ/Templeton
                                                            Company Growth   Company Index      Equity         Growth
                                                           ---------------- --------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $147,402,710    $475,466,872    $51,295,715    $70,122,960
Receivable for The Trusts shares sold ....................             --              --         25,061             --
Receivable for policy-related transactions ...............         11,885         200,161             --        561,860
                                                             ------------    ------------    -----------    -----------
  Total assets ...........................................    147,414,595     475,667,033     51,320,776     70,684,820
                                                             ------------    ------------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................         11,885         200,161             --        561,860
Payable for policy-related transactions ..................             --              --         25,061             --
                                                             ------------    ------------    -----------    -----------
  Total liabilities ......................................         11,885         200,161         25,061        561,860
                                                             ------------    ------------    -----------    -----------
Net Assets ...............................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Accumulation Units .......................................    147,393,241     475,296,107     51,290,510     66,881,942
Retained by AXA Equitable in Separate Account No. 49 .....          9,469         170,765          5,205      3,241,018
                                                             ------------    ------------    -----------    -----------
Total net assets .........................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Investments in shares of The Trusts, at cost .............   $146,192,403    $418,772,566    $51,002,510    $67,713,093
The Trusts shares held
 Class A .................................................             --              --             --        150,293
 Class B .................................................     15,475,067      36,544,216      2,418,923      6,348,952

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           EQ/UBS                        EQ/Van Kampen
                                                         Growth and    EQ/Van Kampen   Emerging Markets
                                                           Income         Comstock          Equity
                                                       -------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ....  $70,592,857    $259,641,835     $1,034,662,336
Receivable for The Trusts shares sold ................           --              --                 --
Receivable for policy-related transactions ...........        4,945         304,495          1,424,587
                                                        -----------    ------------     --------------
  Total assets .......................................   70,597,802     259,946,330      1,036,086,923
                                                        -----------    ------------     --------------
Liabilities:
Payable for The Trusts shares purchased ..............        4,945         304,495          1,424,588
Payable for policy-related transactions ..............           --              --                 --
                                                        -----------    ------------     --------------
  Total liabilities ..................................        4,945         304,495          1,424,588
                                                        -----------    ------------     --------------
Net Assets ...........................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Accumulation Units ...................................   70,569,347     255,975,605      1,034,449,827
Retained by AXA Equitable in Separate Account No. 49 .       23,510       3,666,230            212,508
                                                        -----------    ------------     --------------
Total net assets .....................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Investments in shares of The Trusts, at cost .........  $63,096,622    $236,375,306     $  806,261,831
The Trusts shares held
 Class A .............................................           --          10,418                 --
 Class B .............................................   10,349,266      22,056,636         63,755,653



                                                        EQ/Van Kampen   EQ/Wells Fargo
                                                           Mid Cap        Montgomery     U.S. Real Estate --   EQ/Target 2015
                                                            Growth         Small Cap           Class II          Allocation
                                                       --------------- ---------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ....  $120,410,892      $81,388,551        $555,764,200        $1,078,595
Receivable for The Trusts shares sold ................            --          259,481             346,844                --
Receivable for policy-related transactions ...........       416,803               --                  --                --
                                                        ------------      -----------        ------------        ----------
  Total assets .......................................   120,827,695       81,648,032         556,111,044         1,078,595
                                                        ------------      -----------        ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..............       416,803               --                  --                --
Payable for policy-related transactions ..............            --          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
  Total liabilities ..................................       416,803          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
Net Assets ...........................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Accumulation Units ...................................   116,308,628       76,960,711         555,700,664                --
Retained by AXA Equitable in Separate Account No. 49 .     4,102,264        4,427,841              63,535         1,078,595
                                                        ------------      -----------        ------------        ----------
Total net assets .....................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Investments in shares of The Trusts, at cost .........  $113,210,915      $75,780,926        $441,500,950        $1,024,860
The Trusts shares held
 Class A .............................................        10,087           10,898                  --            51,205
 Class B .............................................     8,871,919        6,025,741          19,098,426            51,161

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Target 2025  EQ/Target 2035   EQ/Target 2045   EQ/International
                                                              Allocation      Allocation       Allocation            EFT
                                                           --------------- ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,086,892      $1,094,499       $1,101,207        $3,343,459
Receivable for The Trusts shares sold ....................            --              --               --                --
Receivable for policy-related transactions ...............            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total assets ...........................................     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --               --                --
Payable for policy-related transactions ..................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total liabilities ......................................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
Net Assets ...............................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Accumulation Units .......................................            --              --               --                --
Retained by AXA Equitable in Separate Account No. 49 .....     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Total net assets .........................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Investments in shares of The Trusts, at cost .............    $1,021,595      $1,017,915       $1,015,030        $3,045,975
The Trusts shares held
 Class A .................................................        51,039          50,858           50,717           152,189
 Class B .................................................        50,995          50,814           50,674           152,047

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 13.49                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 13.32                   118
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.22                 1,827
AXA Aggressive Allocation .................     Class B 1.25%        $ 14.64                22,269
AXA Aggressive Allocation .................     Class B 1.30%        $ 13.91                 4,973
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.16                 1,595
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.15                 3,554
AXA Aggressive Allocation .................     Class B 1.50%        $ 14.52                22,907
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.09                 6,793
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.07                 3,308
AXA Aggressive Allocation .................     Class B 1.65%        $ 14.45                32,813
AXA Aggressive Allocation .................     Class B 1.70%        $ 14.43                 3,109
AXA Aggressive Allocation .................     Class B 1.80%        $ 12.99                     3
AXA Aggressive Allocation .................     Class B 1.90%        $ 12.95                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.19                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.04                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.96                 1,143
AXA Conservative Allocation ...............     Class B 1.25%        $ 11.48                 5,079
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.46                   590
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.92                   438
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.90                 1,738
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.39                 7,544
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.85                 1,202
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.84                 1,508
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.33                 5,935
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.31                 1,800
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.77                    12
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.74                    31
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 11.64                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 11.49                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.41                 1,249
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.14                13,188
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.12                 1,414
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.36                   946
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.34                 2,715
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.04                19,344
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.29                 2,537
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.28                 1,741
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.98                16,150
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.96                 3,022
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.21                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.18                    16
AXA Moderate Allocation ...................     Class B 0.50%        $ 59.58                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 54.18                     1
AXA Moderate Allocation ...................     Class B 1.20%        $ 51.39                 4,475
AXA Moderate Allocation ...................     Class B 1.25%        $ 12.74                68,613
AXA Moderate Allocation ...................     Class B 1.30%        $ 12.65                 8,363
AXA Moderate Allocation ...................     Class B 1.35%        $ 49.78                 1,399
AXA Moderate Allocation ...................     Class B 1.40%        $ 49.25                 7,277
AXA Moderate Allocation ...................     Class B 1.50%        $ 12.63                84,073
AXA Moderate Allocation ...................     Class B 1.55%        $ 47.71                 3,387
AXA Moderate Allocation ...................     Class B 1.60%        $ 47.21                 3,955
AXA Moderate Allocation ...................     Class B 1.65%        $ 12.57                83,885
AXA Moderate Allocation ...................     Class B 1.70%        $ 46.21                 2,325
AXA Moderate Allocation ...................     Class B 1.80%        $ 45.24                    21
AXA Moderate Allocation ...................     Class B 1.90%        $ 44.28                     4

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 12.96                     --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 12.79                      7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 12.70                  8,825
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 14.03                 99,167
AXA Moderate-Plus Allocation ..............     Class B 1.30%        $ 14.01                 17,150
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 12.64                  6,975
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 12.62                 14,805
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 13.91                104,098
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 12.57                 22,340
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 12.55                 11,247
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 13.84                151,231
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 13.82                 14,705
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 12.48                     32
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 12.44                     55
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 71.38                     --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 64.92                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 61.57                    238
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 13.11                  1,071
AXA Premier VIP Aggressive Equity .........     Class B 1.30%        $ 12.96                     94
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 59.65                    467
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 59.02                    312
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 13.00                  1,606
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 57.17                    171
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 56.56                    292
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.93                    976
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 55.37                     47
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 54.20                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 53.06                     12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 12.01                     --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.74                     --
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.59                 10,117
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.75                  5,510
AXA Premier VIP Core Bond .................     Class B 1.30%        $ 10.76                    333
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.50                    738
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.47                 17,031
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.66                  8,806
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.39                  1,474
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.36                  6,686
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.61                  5,315
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.30                  2,030
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.24                    100
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 11.19                     21
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.61                     --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 12.33                      2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 12.18                  3,342
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.87                  3,336
AXA Premier VIP Health Care ...............     Class B 1.30%        $ 12.84                    178
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 12.08                    360
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 12.05                  4,980
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.76                  5,093
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.96                    696
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.93                  1,865
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.70                  3,143
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.87                    400
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.81                     20
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.75                      2

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 0.50%        $ 38.57                    --
AXA Premier VIP High Yield ....................     Class B 0.95%        $ 35.22                     5
AXA Premier VIP High Yield ....................     Class B 1.20%        $ 33.49                 3,901
AXA Premier VIP High Yield ....................     Class B 1.25%        $ 12.57                 8,081
AXA Premier VIP High Yield ....................     Class B 1.30%        $ 12.44                   448
AXA Premier VIP High Yield ....................     Class B 1.35%        $ 32.49                 2,099
AXA Premier VIP High Yield ....................     Class B 1.40%        $ 32.16                 5,779
AXA Premier VIP High Yield ....................     Class B 1.50%        $ 12.46                13,219
AXA Premier VIP High Yield ....................     Class B 1.55%        $ 31.19                 1,654
AXA Premier VIP High Yield ....................     Class B 1.60%        $ 30.88                 3,798
AXA Premier VIP High Yield ....................     Class B 1.65%        $ 12.40                 6,956
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 30.26                   758
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 29.65                    25
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 29.05                     7
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 17.68                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 17.29                     3
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 17.07                 3,610
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 18.47                 4,388
AXA Premier VIP International Equity ..........     Class B 1.30%        $ 18.42                   386
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 16.94                   762
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 16.90                 6,183
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 18.32                 6,780
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 16.77                 1,168
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 16.73                 2,676
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 18.23                 5,220
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 16.64                 1,030
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 16.56                    22
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 16.48                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 12.87                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 12.58                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 12.42                 2,469
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 13.56                 1,032
AXA Premier VIP Large Cap Core Equity .........     Class B 1.30%        $ 13.53                    62
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 12.33                   294
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 12.30                 4,067
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 13.45                 1,702
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 12.21                   346
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 12.18                 1,745
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 13.38                 1,487
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 12.11                   453
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 12.05                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 11.99                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.06                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.83                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.71                 4,513
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.57                 2,678
AXA Premier VIP Large Cap Growth ..............     Class B 1.30%        $ 11.54                   176
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.64                   568
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.61                 8,795
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.47                 3,872
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.54                   999
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.52                 4,202
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.42                 3,137
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.47                 1,014
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.42                    61
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.37                    21

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
AXA Premier VIP Large Cap Value .........     Class B 0.50%        $ 14.99                    --
AXA Premier VIP Large Cap Value .........     Class B 0.95%        $ 14.65                    21
AXA Premier VIP Large Cap Value .........     Class B 1.20%        $ 14.47                 5,608
AXA Premier VIP Large Cap Value .........     Class B 1.25%        $ 15.61                 4,449
AXA Premier VIP Large Cap Value .........     Class B 1.30%        $ 15.57                   264
AXA Premier VIP Large Cap Value .........     Class B 1.35%        $ 14.36                 1,027
AXA Premier VIP Large Cap Value .........     Class B 1.40%        $ 14.32                 8,778
AXA Premier VIP Large Cap Value .........     Class B 1.50%        $ 15.48                 6,667
AXA Premier VIP Large Cap Value .........     Class B 1.55%        $ 14.21                 1,285
AXA Premier VIP Large Cap Value .........     Class B 1.60%        $ 14.18                 4,325
AXA Premier VIP Large Cap Value .........     Class B 1.65%        $ 15.40                 5,165
AXA Premier VIP Large Cap Value .........     Class B 1.70%        $ 14.10                 1,363
AXA Premier VIP Large Cap Value .........     Class B 1.80%        $ 14.03                    61
AXA Premier VIP Large Cap Value .........     Class B 1.90%        $ 13.96                    11
AXA Premier VIP Mid Cap Growth ..........     Class B 0.50%        $ 11.41                    --
AXA Premier VIP Mid Cap Growth ..........     Class B 0.95%        $ 11.15                     3
AXA Premier VIP Mid Cap Growth ..........     Class B 1.20%        $ 11.01                 6,249
AXA Premier VIP Mid Cap Growth ..........     Class B 1.25%        $ 13.48                 3,239
AXA Premier VIP Mid Cap Growth ..........     Class B 1.30%        $ 13.44                   212
AXA Premier VIP Mid Cap Growth ..........     Class B 1.35%        $ 10.93                   721
AXA Premier VIP Mid Cap Growth ..........     Class B 1.40%        $ 10.90                 9,978
AXA Premier VIP Mid Cap Growth ..........     Class B 1.50%        $ 13.36                 4,590
AXA Premier VIP Mid Cap Growth ..........     Class B 1.55%        $ 10.82                   884
AXA Premier VIP Mid Cap Growth ..........     Class B 1.60%        $ 10.79                 4,520
AXA Premier VIP Mid Cap Growth ..........     Class B 1.65%        $ 13.30                 3,570
AXA Premier VIP Mid Cap Growth ..........     Class B 1.70%        $ 10.74                 1,035
AXA Premier VIP Mid Cap Growth ..........     Class B 1.80%        $ 10.68                    21
AXA Premier VIP Mid Cap Growth ..........     Class B 1.90%        $ 10.63                    15
AXA Premier VIP Mid Cap Value ...........     Class B 0.50%        $ 14.53                    --
AXA Premier VIP Mid Cap Value ...........     Class B 0.95%        $ 14.21                     3
AXA Premier VIP Mid Cap Value ...........     Class B 1.20%        $ 14.03                 4,691
AXA Premier VIP Mid Cap Value ...........     Class B 1.25%        $ 15.04                 2,904
AXA Premier VIP Mid Cap Value ...........     Class B 1.30%        $ 15.00                   224
AXA Premier VIP Mid Cap Value ...........     Class B 1.35%        $ 13.92                   779
AXA Premier VIP Mid Cap Value ...........     Class B 1.40%        $ 13.89                 8,053
AXA Premier VIP Mid Cap Value ...........     Class B 1.50%        $ 14.91                 4,683
AXA Premier VIP Mid Cap Value ...........     Class B 1.55%        $ 13.78                   838
AXA Premier VIP Mid Cap Value ...........     Class B 1.60%        $ 13.75                 3,885
AXA Premier VIP Mid Cap Value ...........     Class B 1.65%        $ 14.83                 3,627
AXA Premier VIP Mid Cap Value ...........     Class B 1.70%        $ 13.68                 1,010
AXA Premier VIP Mid Cap Value ...........     Class B 1.80%        $ 13.61                    30
AXA Premier VIP Mid Cap Value ...........     Class B 1.90%        $ 13.54                     6
AXA Premier VIP Technology ..............     Class B 0.50%        $ 11.06                    --
AXA Premier VIP Technology ..............     Class B 0.95%        $ 10.81                    23
AXA Premier VIP Technology ..............     Class B 1.20%        $ 10.68                 2,567
AXA Premier VIP Technology ..............     Class B 1.25%        $ 12.46                 2,251
AXA Premier VIP Technology ..............     Class B 1.30%        $ 12.42                   112
AXA Premier VIP Technology ..............     Class B 1.35%        $ 10.60                   737
AXA Premier VIP Technology ..............     Class B 1.40%        $ 10.57                 5,828
AXA Premier VIP Technology ..............     Class B 1.50%        $ 12.35                 4,306
AXA Premier VIP Technology ..............     Class B 1.55%        $ 10.49                 2,459
AXA Premier VIP Technology ..............     Class B 1.60%        $ 10.46                 3,343
AXA Premier VIP Technology ..............     Class B 1.65%        $ 12.29                 2,164
AXA Premier VIP Technology ..............     Class B 1.70%        $ 10.41                   350
AXA Premier VIP Technology ..............     Class B 1.80%        $ 10.36                    21
AXA Premier VIP Technology ..............     Class B 1.90%        $ 10.31                    10

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%        $ 348.26                   --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%        $ 302.74                    1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%        $ 279.98                  463
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%        $  13.88               12,334
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%        $  13.65                  869
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%        $ 267.14                  876
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%        $ 262.99                  722
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%        $  13.76               21,038
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%        $ 250.91                  361
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%        $ 247.00                  490
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%        $  13.69                7,207
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%        $ 239.38                   73
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%        $ 231.96                    4
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%        $ 224.77                    2
EQ/AllianceBernstein Growth and Income .................     Class B 0.50%        $  38.57                   --
EQ/AllianceBernstein Growth and Income .................     Class B 0.95%        $  36.32                    1
EQ/AllianceBernstein Growth and Income .................     Class B 1.20%        $  35.13                4,147
EQ/AllianceBernstein Growth and Income .................     Class B 1.25%        $  14.80                7,744
EQ/AllianceBernstein Growth and Income .................     Class B 1.30%        $  14.73                  449
EQ/AllianceBernstein Growth and Income .................     Class B 1.35%        $  34.43                  618
EQ/AllianceBernstein Growth and Income .................     Class B 1.40%        $  34.20                6,156
EQ/AllianceBernstein Growth and Income .................     Class B 1.50%        $  14.68               12,041
EQ/AllianceBernstein Growth and Income .................     Class B 1.55%        $  33.51                  743
EQ/AllianceBernstein Growth and Income .................     Class B 1.60%        $  33.29                2,676
EQ/AllianceBernstein Growth and Income .................     Class B 1.65%        $  14.60                5,884
EQ/AllianceBernstein Growth and Income .................     Class B 1.70%        $  32.85                  563
EQ/AllianceBernstein Growth and Income .................     Class B 1.80%        $  32.41                   28
EQ/AllianceBernstein Growth and Income .................     Class B 1.90%        $  31.97                   10
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%        $  21.69                   --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%        $  20.19                    3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%        $  19.41                3,131
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%        $  10.36                2,015
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%        $  10.27                   63
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%        $  18.95                  773
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%        $  18.80                4,496
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%        $  10.27                3,263
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%        $  18.35                  747
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%        $  18.20                2,358
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%        $  10.22                1,691
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%        $  17.92                  376
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%        $  17.63                    5
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%        $  17.35                    2
EQ/AllianceBernstein International .....................     Class B 0.50%        $  20.38                   --
EQ/AllianceBernstein International .....................     Class B 0.95%        $  19.32                    7
EQ/AllianceBernstein International .....................     Class B 1.20%        $  18.75                5,626
EQ/AllianceBernstein International .....................     Class B 1.25%        $  18.16                8,352
EQ/AllianceBernstein International .....................     Class B 1.30%        $  18.04                  800
EQ/AllianceBernstein International .....................     Class B 1.35%        $  18.42                2,019
EQ/AllianceBernstein International .....................     Class B 1.40%        $  18.31                7,944
EQ/AllianceBernstein International .....................     Class B 1.50%        $  18.00               10,530
EQ/AllianceBernstein International .....................     Class B 1.55%        $  17.99                1,983
EQ/AllianceBernstein International .....................     Class B 1.60%        $  17.88                4,168
EQ/AllianceBernstein International .....................     Class B 1.65%        $  17.91                7,675
EQ/AllianceBernstein International .....................     Class B 1.70%        $  17.67                1,508
EQ/AllianceBernstein International .....................     Class B 1.80%        $  17.46                   37
EQ/AllianceBernstein International .....................     Class B 1.90%        $  17.25                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  7.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  7.21                    47
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.07                 5,507
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 12.36                 2,328
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 12.31                   180
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  6.99                 6,383
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  6.96                 7,957
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 12.25                 3,308
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  6.88                 7,569
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  6.86                11,991
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 12.19                 2,506
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  6.80                 1,042
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  6.75                   166
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  6.70                    66
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 18.35                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.28                     5
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 16.71                 3,669
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 10.80                 4,096
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 10.73                   364
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.38                   459
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.27                 5,875
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 10.71                 6,212
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 15.95                   630
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 15.84                 2,329
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.66                 3,340
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 15.63                   590
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.42                     6
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.21                    25
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 19.74                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 18.90                    18
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 18.44                 3,494
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 14.37                 3,592
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 14.29                   213
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 18.17                 3,532
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 18.08                 4,668
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 14.25                 5,108
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 17.82                 1,922
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 17.73                 3,069
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 14.18                 2,926
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 17.56                   462
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 17.39                    24
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 17.22                     9
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 19.39                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 18.61                    44
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 18.20                13,475
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 15.30                13,336
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 15.23                 1,142
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 17.95                 6,430
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 17.87                20,566
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 15.18                19,714
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 17.62                 5,695
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 17.54                13,777
EQ/AllianceBernstein Value ....................     Class B 1.65%        $ 15.10                14,100
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 17.38                 2,507
EQ/AllianceBernstein Value ....................     Class B 1.80%        $ 17.23                   124
EQ/AllianceBernstein Value ....................     Class B 1.90%        $ 17.07                    22

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                      Contract charges     Unit Value     Units Outstanding (000's)
                                                     ------------------   ------------   --------------------------
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.48                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.42                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.39                    79
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.38                   562
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.37                   124
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.50                    19
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.36                   157
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.34                   565
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.34                   100
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.33                    99
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.32                   907
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 11.31                   123
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 11.30                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 11.29                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 10.82                   691
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.07                 2,099
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.05                   160
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 1,575
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 10.98                 3,527
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 10.96                   255
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.69                   669
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 10.92                 3,611
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 10.91                   429
EQ/Boston Advisors Equity Income .................     Class B 0.50%        $  7.26                    --
EQ/Boston Advisors Equity Income .................     Class B 0.95%        $  7.00                     1
EQ/Boston Advisors Equity Income .................     Class B 1.20%        $  6.86                 1,698
EQ/Boston Advisors Equity Income .................     Class B 1.25%        $  6.83                 5,155
EQ/Boston Advisors Equity Income .................     Class B 1.30%        $  2.77                   989
EQ/Boston Advisors Equity Income .................     Class B 1.35%        $  6.78                   720
EQ/Boston Advisors Equity Income .................     Class B 1.40%        $  6.75                 3,452
EQ/Boston Advisors Equity Income .................     Class B 1.50%        $  6.70                10,601
EQ/Boston Advisors Equity Income .................     Class B 1.55%        $  6.67                 1,207
EQ/Boston Advisors Equity Income .................     Class B 1.60%        $  6.64                   907
EQ/Boston Advisors Equity Income .................     Class B 1.65%        $  6.61                 4,814
EQ/Boston Advisors Equity Income .................     Class B 1.70%        $  6.59                   504
EQ/Boston Advisors Equity Income .................     Class B 1.80%        $  6.53                     6
EQ/Boston Advisors Equity Income .................     Class B 1.90%        $  6.48                    24
EQ/Calvert Socially Responsible ..................     Class B 0.50%        $  9.63                    --
EQ/Calvert Socially Responsible ..................     Class B 0.95%        $  9.31                    --
EQ/Calvert Socially Responsible ..................     Class B 1.20%        $  9.14                   625
EQ/Calvert Socially Responsible ..................     Class B 1.25%        $ 11.99                   860
EQ/Calvert Socially Responsible ..................     Class B 1.30%        $ 11.94                   101
EQ/Calvert Socially Responsible ..................     Class B 1.35%        $  9.04                   157
EQ/Calvert Socially Responsible ..................     Class B 1.40%        $  9.01                   885
EQ/Calvert Socially Responsible ..................     Class B 1.50%        $ 11.89                   778
EQ/Calvert Socially Responsible ..................     Class B 1.55%        $  8.91                   147
EQ/Calvert Socially Responsible ..................     Class B 1.60%        $  8.87                   367
EQ/Calvert Socially Responsible ..................     Class B 1.65%        $ 11.83                   894
EQ/Calvert Socially Responsible ..................     Class B 1.70%        $  8.81                   353
EQ/Calvert Socially Responsible ..................     Class B 1.80%        $  8.74                     2
EQ/Calvert Socially Responsible ..................     Class B 1.90%        $  8.68                    --
EQ/Capital Guardian Growth .......................     Class B 0.50%        $ 14.25                    --
EQ/Capital Guardian Growth .......................     Class B 0.95%        $ 13.64                     9
EQ/Capital Guardian Growth .......................     Class B 1.20%        $ 13.31                 1,982
EQ/Capital Guardian Growth .......................     Class B 1.25%        $ 11.96                 3,646
EQ/Capital Guardian Growth .......................     Class B 1.30%        $ 11.90                   604

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.11                 6,381
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 13.05                 2,154
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.86                 2,829
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.86                 2,540
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.80                 2,547
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.80                 6,225
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.67                 1,484
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 12.55                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 12.42                     6
EQ/Capital Guardian International .........     Class B 0.50%        $ 15.51                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 14.98                    40
EQ/Capital Guardian International .........     Class B 1.20%        $ 14.69                 6,892
EQ/Capital Guardian International .........     Class B 1.25%        $ 17.09                 7,928
EQ/Capital Guardian International .........     Class B 1.30%        $ 17.03                   625
EQ/Capital Guardian International .........     Class B 1.35%        $ 14.52                 3,119
EQ/Capital Guardian International .........     Class B 1.40%        $ 14.47                 8,727
EQ/Capital Guardian International .........     Class B 1.50%        $ 16.95                 7,597
EQ/Capital Guardian International .........     Class B 1.55%        $ 14.30                 2,904
EQ/Capital Guardian International .........     Class B 1.60%        $ 14.24                 9,957
EQ/Capital Guardian International .........     Class B 1.65%        $ 16.87                11,624
EQ/Capital Guardian International .........     Class B 1.70%        $ 14.13                 3,208
EQ/Capital Guardian International .........     Class B 1.80%        $ 14.02                    43
EQ/Capital Guardian International .........     Class B 1.90%        $ 13.91                    13
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 13.96                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 13.49                    53
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 13.23                 6,465
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 13.62                 4,859
EQ/Capital Guardian Research ..............     Class B 1.30%        $ 13.57                   276
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.08                10,352
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 13.02                 6,926
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 13.51                 4,660
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.87                 4,914
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.82                 9,568
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 13.44                 6,674
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.72                 1,393
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 12.62                    74
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 12.53                    11
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 13.44                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 12.98                    30
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 12.73                11,985
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 13.25                 9,363
EQ/Capital Guardian U.S. Equity ...........     Class B 1.30%        $ 13.20                   501
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 12.58                 4,201
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 12.53                13,648
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 13.14                 8,362
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 12.39                 3,680
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 12.34                12,120
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 13.07                10,590
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 12.24                 2,611
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 12.15                    94
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 12.05                     8
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.23                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.15                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.10                   436
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.09                 2,166
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.35                   966

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.07                   112
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.06                   626
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.05                 2,907
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.04                   382
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.03                   247
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.02                 1,957
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.01                   225
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.99                     1
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.97                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 10.88                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 10.86                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 10.85                   302
EQ/Davis New York Venture .................     Class B 1.25%        $ 10.85                   597
EQ/Davis New York Venture .................     Class B 1.30%        $ 10.85                   406
EQ/Davis New York Venture .................     Class B 1.35%        $ 10.85                    94
EQ/Davis New York Venture .................     Class B 1.40%        $ 10.85                   414
EQ/Davis New York Venture .................     Class B 1.50%        $ 10.84                   815
EQ/Davis New York Venture .................     Class B 1.55%        $ 10.84                   665
EQ/Davis New York Venture .................     Class B 1.60%        $ 10.84                   332
EQ/Davis New York Venture .................     Class B 1.65%        $ 10.84                 1,788
EQ/Davis New York Venture .................     Class B 1.70%        $ 10.84                   216
EQ/Davis New York Venture .................     Class B 1.80%        $ 10.83                     1
EQ/Davis New York Venture .................     Class B 1.90%        $ 10.83                     1
EQ/Equity 500 Index .......................     Class B 0.50%        $ 33.46                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 31.57                    10
EQ/Equity 500 Index .......................     Class B 1.20%        $ 30.56                 7,331
EQ/Equity 500 Index .......................     Class B 1.25%        $ 13.74                11,573
EQ/Equity 500 Index .......................     Class B 1.30%        $ 13.65                   553
EQ/Equity 500 Index .......................     Class B 1.35%        $ 29.97                 6,213
EQ/Equity 500 Index .......................     Class B 1.40%        $ 29.78                10,152
EQ/Equity 500 Index .......................     Class B 1.50%        $ 13.63                16,937
EQ/Equity 500 Index .......................     Class B 1.55%        $ 29.20                 3,534
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.01                 8,474
EQ/Equity 500 Index .......................     Class B 1.65%        $ 13.56                 9,866
EQ/Equity 500 Index .......................     Class B 1.70%        $ 28.64                 1,418
EQ/Equity 500 Index .......................     Class B 1.80%        $ 28.27                   223
EQ/Equity 500 Index .......................     Class B 1.90%        $ 27.90                    16
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.05                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.00                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.97                   493
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.96                 1,258
EQ/Evergreen International Bond ...........     Class B 1.30%        $  9.95                   316
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.02                   125
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.94                   604
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.93                 2,213
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.92                   457
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.92                   471
EQ/Evergreen International Bond ...........     Class B 1.65%        $  9.91                 2,013
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.90                   185
EQ/Evergreen International Bond ...........     Class B 1.80%        $  9.89                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $  9.88                     1
EQ/Evergreen Omega ........................     Class B 0.50%        $  9.55                    --
EQ/Evergreen Omega ........................     Class B 0.95%        $  9.21                    --
EQ/Evergreen Omega ........................     Class B 1.20%        $  9.03                 2,218
EQ/Evergreen Omega ........................     Class B 1.25%        $ 12.14                 1,943
EQ/Evergreen Omega ........................     Class B 1.30%        $ 12.09                    81

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Evergreen Omega ..................     Class B 1.35%        $  8.92                   275
EQ/Evergreen Omega ..................     Class B 1.40%        $  8.89                 2,818
EQ/Evergreen Omega ..................     Class B 1.50%        $ 12.04                 2,163
EQ/Evergreen Omega ..................     Class B 1.55%        $  8.78                   319
EQ/Evergreen Omega ..................     Class B 1.60%        $  8.74                 1,731
EQ/Evergreen Omega ..................     Class B 1.65%        $ 11.98                 1,979
EQ/Evergreen Omega ..................     Class B 1.70%        $  8.67                   215
EQ/Evergreen Omega ..................     Class B 1.80%        $  8.60                     1
EQ/Evergreen Omega ..................     Class B 1.90%        $  8.53                     6
EQ/FI Mid Cap .......................     Class B 0.50%        $ 13.58                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 13.19                    30
EQ/FI Mid Cap .......................     Class B 1.20%        $ 12.98                11,305
EQ/FI Mid Cap .......................     Class B 1.25%        $ 15.04                 9,034
EQ/FI Mid Cap .......................     Class B 1.30%        $ 14.99                   587
EQ/FI Mid Cap .......................     Class B 1.35%        $ 12.86                 1,862
EQ/FI Mid Cap .......................     Class B 1.40%        $ 12.82                13,979
EQ/FI Mid Cap .......................     Class B 1.50%        $ 14.92                11,897
EQ/FI Mid Cap .......................     Class B 1.55%        $ 12.70                 4,317
EQ/FI Mid Cap .......................     Class B 1.60%        $ 12.66                 8,561
EQ/FI Mid Cap .......................     Class B 1.65%        $ 14.84                 8,706
EQ/FI Mid Cap .......................     Class B 1.70%        $ 12.57                 1,890
EQ/FI Mid Cap .......................     Class B 1.80%        $ 12.49                    65
EQ/FI Mid Cap .......................     Class B 1.90%        $ 12.41                    13
EQ/FI Mid Cap Value .................     Class B 0.50%        $ 19.07                    --
EQ/FI Mid Cap Value .................     Class B 0.95%        $ 18.25                    20
EQ/FI Mid Cap Value .................     Class B 1.20%        $ 17.81                 8,423
EQ/FI Mid Cap Value .................     Class B 1.25%        $ 15.71                 7,522
EQ/FI Mid Cap Value .................     Class B 1.30%        $ 15.64                   506
EQ/FI Mid Cap Value .................     Class B 1.35%        $ 17.55                 1,465
EQ/FI Mid Cap Value .................     Class B 1.40%        $ 17.47                11,353
EQ/FI Mid Cap Value .................     Class B 1.50%        $ 15.58                10,619
EQ/FI Mid Cap Value .................     Class B 1.55%        $ 17.21                 3,215
EQ/FI Mid Cap Value .................     Class B 1.60%        $ 17.13                 6,178
EQ/FI Mid Cap Value .................     Class B 1.65%        $ 15.51                 6,490
EQ/FI Mid Cap Value .................     Class B 1.70%        $ 16.96                 1,156
EQ/FI Mid Cap Value .................     Class B 1.80%        $ 16.79                    61
EQ/FI Mid Cap Value .................     Class B 1.90%        $ 16.63                    15
EQ/Franklin Income ..................     Class B 0.50%        $ 10.46                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.44                    --
EQ/Franklin Income ..................     Class B 1.20%        $ 10.43                   664
EQ/Franklin Income ..................     Class B 1.25%        $ 10.43                 1,560
EQ/Franklin Income ..................     Class B 1.30%        $ 10.43                   828
EQ/Franklin Income ..................     Class B 1.35%        $ 10.43                   141
EQ/Franklin Income ..................     Class B 1.40%        $ 10.43                 1,197
EQ/Franklin Income ..................     Class B 1.50%        $ 10.42                 2,190
EQ/Franklin Income ..................     Class B 1.55%        $ 10.42                 1,076
EQ/Franklin Income ..................     Class B 1.60%        $ 10.42                   730
EQ/Franklin Income ..................     Class B 1.65%        $ 10.42                 3,992
EQ/Franklin Income ..................     Class B 1.70%        $ 10.42                   368
EQ/Franklin Income ..................     Class B 1.80%        $ 10.41                    10
EQ/Franklin Income ..................     Class B 1.90%        $ 10.41                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $ 10.85                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $ 10.84                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $ 10.83                    78
EQ/Franklin Small Cap Value .........     Class B 1.25%        $ 10.83                   191
EQ/Franklin Small Cap Value .........     Class B 1.30%        $ 10.82                   123

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Franklin Small Cap Value ...............     Class B 1.35%        $ 10.82                    14
EQ/Franklin Small Cap Value ...............     Class B 1.40%        $ 10.82                   120
EQ/Franklin Small Cap Value ...............     Class B 1.50%        $ 10.82                   327
EQ/Franklin Small Cap Value ...............     Class B 1.55%        $ 10.82                   153
EQ/Franklin Small Cap Value ...............     Class B 1.60%        $ 10.81                    51
EQ/Franklin Small Cap Value ...............     Class B 1.65%        $ 10.81                   384
EQ/Franklin Small Cap Value ...............     Class B 1.70%        $ 10.81                    38
EQ/Franklin Small Cap Value ...............     Class B 1.80%        $ 10.81                    --
EQ/Franklin Small Cap Value ...............     Class B 1.90%        $ 10.80                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 11.79                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.95%        $ 11.71                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.20%        $ 11.66                   321
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.25%        $ 11.65                 1,305
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.30%        $ 11.43                   231
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 11.63                    74
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.40%        $ 11.62                   738
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.50%        $ 11.60                 2,148
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 11.59                   425
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 11.58                   268
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.65%        $ 11.57                 1,759
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 11.56                   193
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.80%        $ 11.54                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.90%        $ 11.52                    --
EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 32.21                    --
EQ/GAMCO Small Company Value ..............     Class B 0.95%        $ 29.63                    --
EQ/GAMCO Small Company Value ..............     Class B 1.20%        $ 28.28                   341
EQ/GAMCO Small Company Value ..............     Class B 1.25%        $ 28.02                 1,848
EQ/GAMCO Small Company Value ..............     Class B 1.30%        $ 43.04                   156
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 27.50                   141
EQ/GAMCO Small Company Value ..............     Class B 1.40%        $ 27.24                   640
EQ/GAMCO Small Company Value ..............     Class B 1.50%        $ 26.74                 2,995
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 26.49                   519
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 26.24                   291
EQ/GAMCO Small Company Value ..............     Class B 1.65%        $ 26.00                 1,796
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 25.76                   233
EQ/GAMCO Small Company Value ..............     Class B 1.80%        $ 25.28                     1
EQ/GAMCO Small Company Value ..............     Class B 1.90%        $ 24.81                     6
EQ/International Growth ...................     Class B 0.50%        $ 14.46                    --
EQ/International Growth ...................     Class B 0.95%        $ 14.35                    --
EQ/International Growth ...................     Class B 1.20%        $ 14.29                   240
EQ/International Growth ...................     Class B 1.25%        $ 14.28                 1,109
EQ/International Growth ...................     Class B 1.30%        $  6.33                   363
EQ/International Growth ...................     Class B 1.35%        $ 14.25                    78
EQ/International Growth ...................     Class B 1.40%        $ 14.24                   436
EQ/International Growth ...................     Class B 1.50%        $ 14.22                 1,341
EQ/International Growth ...................     Class B 1.55%        $ 14.20                   310
EQ/International Growth ...................     Class B 1.60%        $ 14.19                   273
EQ/International Growth ...................     Class B 1.65%        $ 14.18                 1,674
EQ/International Growth ...................     Class B 1.70%        $ 14.17                   269
EQ/International Growth ...................     Class B 1.80%        $ 14.14                     3
EQ/International Growth ...................     Class B 1.90%        $ 14.12                    --
EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.72                    --
EQ/Janus Large Cap Growth .................     Class B 0.95%        $  6.53                    17
EQ/Janus Large Cap Growth .................     Class B 1.20%        $  6.43                 4,810
EQ/Janus Large Cap Growth .................     Class B 1.25%        $ 12.28                 1,601
EQ/Janus Large Cap Growth .................     Class B 1.30%        $ 12.77                    80

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
EQ/Janus Large Cap Growth ...............     Class B 1.35%        $  6.36                   839
EQ/Janus Large Cap Growth ...............     Class B 1.40%        $  6.34                 6,556
EQ/Janus Large Cap Growth ...............     Class B 1.50%        $ 12.18                 2,498
EQ/Janus Large Cap Growth ...............     Class B 1.55%        $  6.28                 4,487
EQ/Janus Large Cap Growth ...............     Class B 1.60%        $  6.26                 5,400
EQ/Janus Large Cap Growth ...............     Class B 1.65%        $ 12.12                 1,717
EQ/Janus Large Cap Growth ...............     Class B 1.70%        $  6.22                   886
EQ/Janus Large Cap Growth ...............     Class B 1.80%        $  6.18                    42
EQ/Janus Large Cap Growth ...............     Class B 1.90%        $  6.14                    33
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.48                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 14.86                    24
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.53                10,809
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 10.89                13,554
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 10.84                 1,106
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.33                 6,838
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.27                15,682
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.80                17,343
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.07                 7,950
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.01                12,428
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.74                11,680
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 13.88                 1,477
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.75                   187
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.63                    38
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.46                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.71                    12
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 16.31                 3,079
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.67                 1,576
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.59                   104
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 16.07                10,415
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.99                 3,983
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.55                 1,785
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.76                 4,048
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.68                 4,115
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.47                 1,769
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.53                   351
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 15.37                    78
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 15.22                    16
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 11.33                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 11.27                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 11.24                   605
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 11.23                 2,181
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 11.22                   314
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 11.38                   182
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 11.21                 1,110
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 11.19                 3,427
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 11.19                   738
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 11.18                   784
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 11.17                 5,957
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 11.17                   532
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 11.15                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 11.14                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.19                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.11                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.07                   370
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.06                 1,819
EQ/Long Term Bond .......................     Class B 1.30%        $  7.67                   249

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.04                   287
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.04                 1,060
EQ/Long Term Bond ........................     Class B 1.50%        $ 10.02                 2,606
EQ/Long Term Bond ........................     Class B 1.55%        $ 10.01                   567
EQ/Long Term Bond ........................     Class B 1.60%        $ 10.00                   390
EQ/Long Term Bond ........................     Class B 1.65%        $  9.99                   878
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   135
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.95                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.43                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.34                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.29                   438
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.28                 1,836
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.32                   291
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.25                   490
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.24                 1,083
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.22                 2,458
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.21                   501
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.20                   502
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.19                 3,163
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.18                   308
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.16                     1
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.14                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 11.91                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 11.82                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 11.77                   117
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 11.76                   841
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 11.83                    92
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 11.74                    80
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 11.73                   339
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 11.71                 1,013
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 11.70                   138
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 11.69                   166
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 11.68                 1,248
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 11.67                   196
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 11.65                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 11.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.54                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.45                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.40                   597
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.39                 3,813
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.50                   408
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.36                   214
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.35                 1,071
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.33                 4,143
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.32                   531
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.31                   519
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.30                 5,585
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.29                   591
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.27                     1
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.25                     1
EQ/Marsico Focus .........................     Class B 0.50%        $ 17.20                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 16.79                    22
EQ/Marsico Focus .........................     Class B 1.20%        $ 16.57                13,414
EQ/Marsico Focus .........................     Class B 1.25%        $ 13.64                17,558
EQ/Marsico Focus .........................     Class B 1.30%        $ 13.60                 1,416

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Marsico Focus .........................     Class B 1.35%        $ 16.44                 1,821
EQ/Marsico Focus .........................     Class B 1.40%        $ 16.39                19,097
EQ/Marsico Focus .........................     Class B 1.50%        $ 13.52                22,005
EQ/Marsico Focus .........................     Class B 1.55%        $ 16.26                 2,666
EQ/Marsico Focus .........................     Class B 1.60%        $ 16.22                10,192
EQ/Marsico Focus .........................     Class B 1.65%        $ 13.45                20,022
EQ/Marsico Focus .........................     Class B 1.70%        $ 16.13                 2,714
EQ/Marsico Focus .........................     Class B 1.80%        $ 16.04                    63
EQ/Marsico Focus .........................     Class B 1.90%        $ 15.95                     4
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 26.27                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 25.15                     1
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 24.54                 4,984
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 14.49                 7,573
EQ/Mercury Basic Value Equity ............     Class B 1.30%        $ 14.42                   385
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 24.18                 2,960
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 24.06                 7,155
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 14.37                10,040
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 23.71                 1,301
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 23.60                 3,644
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 14.30                 5,785
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 23.37                   856
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 23.14                    51
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 22.91                    12
EQ/Mercury International Value ...........     Class B 0.50%        $ 24.88                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 23.81                    30
EQ/Mercury International Value ...........     Class B 1.20%        $ 23.24                 4,607
EQ/Mercury International Value ...........     Class B 1.25%        $ 18.13                 7,280
EQ/Mercury International Value ...........     Class B 1.30%        $ 18.04                   590
EQ/Mercury International Value ...........     Class B 1.35%        $ 22.90                 6,421
EQ/Mercury International Value ...........     Class B 1.40%        $ 22.79                 6,439
EQ/Mercury International Value ...........     Class B 1.50%        $ 17.98                10,173
EQ/Mercury International Value ...........     Class B 1.55%        $ 22.46                 3,580
EQ/Mercury International Value ...........     Class B 1.60%        $ 22.35                 4,311
EQ/Mercury International Value ...........     Class B 1.65%        $ 17.89                 7,223
EQ/Mercury International Value ...........     Class B 1.70%        $ 22.13                 1,052
EQ/Mercury International Value ...........     Class B 1.80%        $ 21.91                    64
EQ/Mercury International Value ...........     Class B 1.90%        $ 21.70                     8
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 16.39                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 15.69                    22
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 15.31                 1,300
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 13.06                 1,399
EQ/MFS Emerging Growth Companies .........     Class B 1.30%        $ 13.00                    58
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 15.09                 5,280
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 15.02                 1,899
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.95                 2,120
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 14.80                 2,090
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 14.72                 3,075
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.89                 1,215
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 14.58                   192
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 14.44                     9
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 14.30                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 11.33                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $ 10.93                     4
EQ/MFS Investors Trust ...................     Class B 1.20%        $ 10.71                 3,293
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 13.74                 1,098
EQ/MFS Investors Trust ...................     Class B 1.30%        $ 13.69                    37

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/MFS Investors Trust ..............     Class B 1.35%        $ 10.58                 3,675
EQ/MFS Investors Trust ..............     Class B 1.40%        $ 10.54                 3,928
EQ/MFS Investors Trust ..............     Class B 1.50%        $ 13.63                 1,278
EQ/MFS Investors Trust ..............     Class B 1.55%        $ 10.41                 4,130
EQ/MFS Investors Trust ..............     Class B 1.60%        $ 10.37                 6,684
EQ/MFS Investors Trust ..............     Class B 1.65%        $ 13.56                 1,455
EQ/MFS Investors Trust ..............     Class B 1.70%        $ 10.28                   510
EQ/MFS Investors Trust ..............     Class B 1.80%        $ 10.20                    56
EQ/MFS Investors Trust ..............     Class B 1.90%        $ 10.12                     5
EQ/Money Market .....................     Class B 0.00%        $ 41.55                   197
EQ/Money Market .....................     Class B 0.50%        $ 36.58                    --
EQ/Money Market .....................     Class B 0.95%        $ 32.60                    10
EQ/Money Market .....................     Class B 1.20%        $ 30.57                 1,365
EQ/Money Market .....................     Class B 1.25%        $ 10.38                 3,721
EQ/Money Market .....................     Class B 1.30%        $ 10.24                   702
EQ/Money Market .....................     Class B 1.35%        $ 29.41                 2,410
EQ/Money Market .....................     Class B 1.40%        $ 29.03                 2,668
EQ/Money Market .....................     Class B 1.50%        $ 10.29                 9,565
EQ/Money Market .....................     Class B 1.55%        $ 27.92                 2,933
EQ/Money Market .....................     Class B 1.60%        $ 27.57                 3,996
EQ/Money Market .....................     Class B 1.65%        $ 10.24                 4,632
EQ/Money Market .....................     Class B 1.70%        $ 26.86                 1,102
EQ/Money Market .....................     Class B 1.80%        $ 26.18                    24
EQ/Money Market .....................     Class B 1.90%        $ 25.51                     8
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  5.26                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  5.07                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.97                   143
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.95                 1,387
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  1.98                   449
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.91                    28
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.89                   389
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.85                 2,170
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.83                   155
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.81                   206
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.79                 1,430
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.77                    83
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.73                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.69                    --
EQ/Mutual Shares ....................     Class B 0.50%        $ 10.74                    --
EQ/Mutual Shares ....................     Class B 0.95%        $ 10.72                    --
EQ/Mutual Shares ....................     Class B 1.20%        $ 10.71                   372
EQ/Mutual Shares ....................     Class B 1.25%        $ 10.71                 1,134
EQ/Mutual Shares ....................     Class B 1.30%        $ 10.71                   666
EQ/Mutual Shares ....................     Class B 1.35%        $ 10.71                    92
EQ/Mutual Shares ....................     Class B 1.40%        $ 10.71                   565
EQ/Mutual Shares ....................     Class B 1.50%        $ 10.70                 1,152
EQ/Mutual Shares ....................     Class B 1.55%        $ 10.70                   623
EQ/Mutual Shares ....................     Class B 1.60%        $ 10.70                   372
EQ/Mutual Shares ....................     Class B 1.65%        $ 10.70                 2,470
EQ/Mutual Shares ....................     Class B 1.70%        $ 10.70                   258
EQ/Mutual Shares ....................     Class B 1.80%        $ 10.69                     9
EQ/Mutual Shares ....................     Class B 1.90%        $ 10.69                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.12                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.10                   135
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.10                   217

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                    Contract charges     Unit Value     Units Outstanding (000's)
                                                   ------------------   ------------   --------------------------
EQ/Oppenheimer Global ..........................     Class B 1.30%        $ 11.10                   158
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.09                    34
EQ/Oppenheimer Global ..........................     Class B 1.40%        $ 11.09                   205
EQ/Oppenheimer Global ..........................     Class B 1.50%        $ 11.09                   270
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.09                   227
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.09                    61
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.08                   367
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.08                    83
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.08                     1
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 10.96                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 10.95                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 10.94                    12
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 10.93                   111
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 10.93                    35
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 10.93                    10
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 10.93                    84
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 10.93                   144
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 10.92                   158
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 10.92                    21
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 10.92                   133
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 10.92                    20
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 10.92                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 10.91                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 11.10                    20
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 11.10                   122
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 11.10                    96
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 11.10                     9
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 11.10                    49
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 11.09                   155
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 11.09                   186
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 11.09                    30
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 11.09                   182
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 11.09                    19
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 11.08                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 11.08                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $  9.98                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $  9.91                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $  9.86                 1,522
EQ/PIMCO Real Return ...........................     Class B 1.25%        $  9.86                 6,212
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  8.59                   841
EQ/PIMCO Real Return ...........................     Class B 1.35%        $  9.84                   431
EQ/PIMCO Real Return ...........................     Class B 1.40%        $  9.83                 2,107
EQ/PIMCO Real Return ...........................     Class B 1.50%        $  9.81                 8,347
EQ/PIMCO Real Return ...........................     Class B 1.55%        $  9.81                 1,202
EQ/PIMCO Real Return ...........................     Class B 1.60%        $  9.80                 1,411
EQ/PIMCO Real Return ...........................     Class B 1.65%        $  9.79                 8,303
EQ/PIMCO Real Return ...........................     Class B 1.70%        $  9.78                   730
EQ/PIMCO Real Return ...........................     Class B 1.80%        $  9.76                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $  9.75                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.38                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.30                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.26                   356
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.25                 1,130

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                     Contract charges     Unit Value     Units Outstanding (000's)
                                    ------------------   ------------   --------------------------
EQ/Short Duration Bond ..........     Class B 1.30%        $  9.87                   111
EQ/Short Duration Bond ..........     Class B 1.35%        $ 10.23                   185
EQ/Short Duration Bond ..........     Class B 1.40%        $ 10.23                   497
EQ/Short Duration Bond ..........     Class B 1.50%        $ 10.21                   979
EQ/Short Duration Bond ..........     Class B 1.55%        $ 10.20                   205
EQ/Short Duration Bond ..........     Class B 1.60%        $ 10.19                   593
EQ/Short Duration Bond ..........     Class B 1.65%        $ 10.18                 1,594
EQ/Short Duration Bond ..........     Class B 1.70%        $ 10.17                   202
EQ/Short Duration Bond ..........     Class B 1.80%        $ 10.16                     3
EQ/Short Duration Bond ..........     Class B 1.90%        $ 10.14                     7
EQ/Small Cap Value ..............     Class B 0.50%        $ 21.25                    --
EQ/Small Cap Value ..............     Class B 0.95%        $ 20.40                    16
EQ/Small Cap Value ..............     Class B 1.20%        $ 19.94                 6,898
EQ/Small Cap Value ..............     Class B 1.25%        $ 15.00                 8,534
EQ/Small Cap Value ..............     Class B 1.30%        $ 14.93                   327
EQ/Small Cap Value ..............     Class B 1.35%        $ 19.67                 3,861
EQ/Small Cap Value ..............     Class B 1.40%        $ 19.58                 9,327
EQ/Small Cap Value ..............     Class B 1.50%        $ 14.88                11,213
EQ/Small Cap Value ..............     Class B 1.55%        $ 19.31                 2,465
EQ/Small Cap Value ..............     Class B 1.60%        $ 19.22                 5,693
EQ/Small Cap Value ..............     Class B 1.65%        $ 14.80                 7,719
EQ/Small Cap Value ..............     Class B 1.70%        $ 19.05                 1,201
EQ/Small Cap Value ..............     Class B 1.80%        $ 18.88                    77
EQ/Small Cap Value ..............     Class B 1.90%        $ 18.70                    16
EQ/Small Company Growth .........     Class B 0.50%        $  9.42                    --
EQ/Small Company Growth .........     Class B 0.95%        $  9.09                     5
EQ/Small Company Growth .........     Class B 1.20%        $  8.90                   680
EQ/Small Company Growth .........     Class B 1.25%        $  8.87                 3,735
EQ/Small Company Growth .........     Class B 1.30%        $  5.09                   574
EQ/Small Company Growth .........     Class B 1.35%        $  8.79                   259
EQ/Small Company Growth .........     Class B 1.40%        $  8.76                 1,478
EQ/Small Company Growth .........     Class B 1.50%        $  8.69                 5,187
EQ/Small Company Growth .........     Class B 1.55%        $  8.65                   627
EQ/Small Company Growth .........     Class B 1.60%        $  8.61                   605
EQ/Small Company Growth .........     Class B 1.65%        $  8.58                 3,530
EQ/Small Company Growth .........     Class B 1.70%        $  8.54                   475
EQ/Small Company Growth .........     Class B 1.80%        $  8.47                    --
EQ/Small Company Growth .........     Class B 1.90%        $  8.40                    --
EQ/Small Company Index ..........     Class B 0.50%        $ 18.52                    --
EQ/Small Company Index ..........     Class B 0.95%        $ 17.78                    15
EQ/Small Company Index ..........     Class B 1.20%        $ 17.38                 3,525
EQ/Small Company Index ..........     Class B 1.25%        $ 14.92                 3,972
EQ/Small Company Index ..........     Class B 1.30%        $ 14.85                   370
EQ/Small Company Index ..........     Class B 1.35%        $ 17.14                 1,660
EQ/Small Company Index ..........     Class B 1.40%        $ 17.06                 5,392
EQ/Small Company Index ..........     Class B 1.50%        $ 14.80                 5,853
EQ/Small Company Index ..........     Class B 1.55%        $ 16.83                 1,231
EQ/Small Company Index ..........     Class B 1.60%        $ 16.75                 2,912
EQ/Small Company Index ..........     Class B 1.65%        $ 14.72                 4,061
EQ/Small Company Index ..........     Class B 1.70%        $ 16.60                   744
EQ/Small Company Index ..........     Class B 1.80%        $ 16.45                    18
EQ/Small Company Index ..........     Class B 1.90%        $ 16.30                     4
EQ/TCW Equity ...................     Class B 0.50%        $ 19.34                    --
EQ/TCW Equity ...................     Class B 0.95%        $ 17.79                    --
EQ/TCW Equity ...................     Class B 1.20%        $ 16.98                    96
EQ/TCW Equity ...................     Class B 1.25%        $ 16.82                   578

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.30%        $  6.37                   154
EQ/TCW Equity .................................     Class B 1.35%        $ 16.51                   145
EQ/TCW Equity .................................     Class B 1.40%        $ 16.36                   159
EQ/TCW Equity .................................     Class B 1.50%        $ 16.05                 1,017
EQ/TCW Equity .................................     Class B 1.55%        $ 15.90                    71
EQ/TCW Equity .................................     Class B 1.60%        $ 15.76                   104
EQ/TCW Equity .................................     Class B 1.65%        $ 15.61                   907
EQ/TCW Equity .................................     Class B 1.70%        $ 15.46                    47
EQ/TCW Equity .................................     Class B 1.80%        $ 15.18                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 14.89                    --
EQ/Templeton Growth ...........................     Class B 0.50%        $ 10.79                    --
EQ/Templeton Growth ...........................     Class B 0.95%        $ 10.77                    --
EQ/Templeton Growth ...........................     Class B 1.20%        $ 10.76                   237
EQ/Templeton Growth ...........................     Class B 1.25%        $ 10.76                   950
EQ/Templeton Growth ...........................     Class B 1.30%        $ 10.76                   526
EQ/Templeton Growth ...........................     Class B 1.35%        $ 10.76                    98
EQ/Templeton Growth ...........................     Class B 1.40%        $ 10.76                   388
EQ/Templeton Growth ...........................     Class B 1.50%        $ 10.75                 1,003
EQ/Templeton Growth ...........................     Class B 1.55%        $ 10.75                   531
EQ/Templeton Growth ...........................     Class B 1.60%        $ 10.75                   298
EQ/Templeton Growth ...........................     Class B 1.65%        $ 10.75                 2,001
EQ/Templeton Growth ...........................     Class B 1.70%        $ 10.75                   178
EQ/Templeton Growth ...........................     Class B 1.80%        $ 10.74                     9
EQ/Templeton Growth ...........................     Class B 1.90%        $ 10.74                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  6.70                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  6.46                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  6.33                   473
EQ/UBS Growth and Income ......................     Class B 1.25%        $  6.30                 2,323
EQ/UBS Growth and Income ......................     Class B 1.30%        $  2.47                   473
EQ/UBS Growth and Income ......................     Class B 1.35%        $  6.25                   177
EQ/UBS Growth and Income ......................     Class B 1.40%        $  6.22                   633
EQ/UBS Growth and Income ......................     Class B 1.50%        $  6.17                 4,330
EQ/UBS Growth and Income ......................     Class B 1.55%        $  6.15                   424
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.12                   397
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.10                 2,346
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.07                   104
EQ/UBS Growth and Income ......................     Class B 1.80%        $  6.02                     3
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.97                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 12.10                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 12.00                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.95                   811
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.94                 4,735
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.93                   664
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.92                   349
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.91                   977
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.89                 3,972
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.88                   900
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.87                   647
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.86                 7,856
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.85                   602
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.83                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.81                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 20.43                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 19.58                    22
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 19.12                 4,088
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 24.92                 6,367

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 24.80                   625
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 18.85                 2,967
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 18.76                 8,412
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 24.71                10,717
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 18.50                 2,602
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 18.41                 4,518
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 24.59                 6,050
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 18.23                 1,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 18.06                    24
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 17.89                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 13.53                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 13.43                     3
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 13.37                   320
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 13.36                 2,067
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 13.35                   298
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 13.34                   109
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 13.33                   553
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 13.30                 2,056
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 13.29                   361
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 13.28                   322
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 13.27                 2,350
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 13.26                   297
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 13.24                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 13.21                     1
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 14.49                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.95%        $ 14.38                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.20%        $ 14.32                   238
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.25%        $ 14.26                   885
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.30%        $ 14.27                   173
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 14.28                   117
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.40%        $ 14.27                   746
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.50%        $ 14.18                 1,463
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 14.24                   407
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 14.22                   168
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.65%        $ 14.13                 1,072
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.70%        $ 14.12                   146
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.80%        $ 14.18                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.90%        $ 14.15                    --
U.S. Real Estate -- Class II ..................     Class B 1.20%        $ 19.98                 1,240
U.S. Real Estate -- Class II ..................     Class B 1.25%        $ 23.18                 4,905
U.S. Real Estate -- Class II ..................     Class B 1.30%        $ 23.14                   450
U.S. Real Estate -- Class II ..................     Class B 1.40%        $ 19.86                 2,852
U.S. Real Estate -- Class II ..................     Class B 1.50%        $ 22.99                 8,575
U.S. Real Estate -- Class II ..................     Class B 1.55%        $ 22.95                   803
U.S. Real Estate -- Class II ..................     Class B 1.60%        $ 19.75                   578
U.S. Real Estate -- Class II ..................     Class B 1.65%        $ 22.87                 4,729
U.S. Real Estate -- Class II ..................     Class B 1.70%        $ 22.83                   660


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 29,703,030       $10,756,216        $21,788,318
 Expenses:
  Asset-based charges ............................     14,029,038         3,742,978          8,903,541
                                                     ------------       -----------        -----------
Net Investment Income (Loss) .....................     15,673,992         7,013,238         12,884,777
                                                     ------------       -----------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     14,998,480         1,502,736          5,347,993
  Realized gain distribution from The Trusts .....     18,840,019         2,638,475          9,764,493
                                                     ------------       -----------        -----------
 Net realized gain (loss) ........................     33,838,499         4,141,211         15,112,486
                                                     ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    103,372,599         3,023,438         17,217,599
                                                     ------------       -----------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    137,211,098         7,164,649         32,330,085
                                                     ------------       -----------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $152,885,090       $14,177,887        $45,214,862
                                                     ============       ===========        ===========



                                                                                       AXA Premier     AXA Premier
                                                    AXA Moderate    AXA Moderate-    VIP Aggressive      VIP Core
                                                     Allocation    Plus Allocation       Equity            Bond
                                                   -------------- ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $106,208,725     $137,540,499    $          --    $ 26,097,435
 Expenses:
  Asset-based charges ............................    51,093,087       64,089,521        1,916,467       9,032,247
                                                    ------------     ------------    -------------    ------------
Net Investment Income (Loss) .....................    55,115,638       73,450,978       (1,916,467)     17,065,188
                                                    ------------     ------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    50,086,999       22,857,996        2,455,423      (3,228,993)
  Realized gain distribution from The Trusts .....    33,539,598       67,592,612               --              --
                                                    ------------     ------------    -------------    ------------
 Net realized gain (loss) ........................    83,626,597       90,450,608        2,455,423      (3,228,993)
                                                    ------------     ------------    -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   173,314,324      393,209,957        3,774,787         531,953
                                                    ------------     ------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   256,940,921      483,660,565        6,230,210      (2,697,040)
                                                    ------------     ------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $312,056,559     $557,111,543    $   4,313,743    $ 14,368,148
                                                    ============     ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                      Health Care        High Yield         Equity
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,839,666     $ 62,371,598       $ 9,926,728
 Expenses:
  Asset-based charges ............................       3,911,081       12,933,488         6,477,057
                                                     -------------     ------------       -----------
Net Investment Income (Loss) .....................      (1,071,415)      49,438,110         3,449,671
                                                     -------------     ------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       5,886,875       (2,437,337)       23,099,486
  Realized gain distribution from The Trusts .....      10,236,194               --        14,924,221
                                                     -------------     ------------       -----------
 Net realized gain (loss) ........................      16,123,069       (2,437,337)       38,023,707
                                                     -------------     ------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,318,741)      25,299,389        51,542,872
                                                     -------------     ------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      10,804,328       22,862,052        89,566,579
                                                     -------------     ------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   9,732,913     $ 72,300,162       $93,016,250
                                                     =============     ============       ===========



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap          Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    971,181      $          --      $14,107,912     $    2,028,596
 Expenses:
  Asset-based charges ............................      2,329,478          4,293,703        7,213,734          5,786,585
                                                     ------------      -------------      -----------     --------------
Net Investment Income (Loss) .....................     (1,358,297)        (4,293,703)       6,894,178         (3,757,989)
                                                     ------------      -------------      -----------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,212,774         10,590,463       21,923,723         15,684,360
  Realized gain distribution from The Trusts .....      3,168,598         14,564,725        8,300,864         38,754,185
                                                     ------------      -------------      -----------     --------------
 Net realized gain (loss) ........................     10,381,372         25,155,188       30,224,587         54,438,545
                                                     ------------      -------------      -----------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370        (24,507,555)      46,119,311        (20,798,505)
                                                     ------------      -------------      -----------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,756,742            647,633       76,343,898         33,640,040
                                                     ------------      -------------      -----------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 18,398,445      $  (3,646,070)     $83,238,076     $   29,882,051
                                                     ============      =============      ===========     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier                                             EQ/AllianceBernstein
                                                      VIP Mid       AXA Premier    EQ/AllianceBernstein          Growth and
                                                     Cap Value    VIP Technology       Common Stock                Income
                                                   ------------- ---------------- ----------------------   ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 6,864,636    $         --        $ 15,778,424             $ 11,494,436
 Expenses:
  Asset-based charges ............................    5,784,829       3,852,955          18,810,607               11,475,879
                                                    -----------    ------------        ------------             ------------
Net Investment Income (Loss) .....................    1,079,807      (3,852,955)         (3,032,183)                  18,557
                                                    -----------    ------------        ------------             ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    7,687,849      18,894,807          10,309,154               34,038,245
  Realized gain distribution from The Trusts .....   38,439,311              --                  --               40,677,600
                                                    -----------    ------------        ------------             ------------
 Net realized gain (loss) ........................   46,127,160      18,894,807          10,309,154               74,715,845
                                                    -----------    ------------        ------------             ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,072,576        (647,907)        107,617,750               53,951,444
                                                    -----------    ------------        ------------             ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   48,199,736      18,246,900         117,926,904              128,667,289
                                                    -----------    ------------        ------------             ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $49,279,543    $ 14,393,945        $114,894,721             $128,685,846
                                                    ===========    ============        ============             ============


                                                     EQ/AllianceBernstein
                                                         Intermediate                               EQ/AllianceBernstein
                                                          Government       EQ/AllianceBernstein          Large Cap
                                                          Securities           International               Growth
                                                    --------------------- ----------------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 11,847,556           $ 11,553,426            $          --
 Expenses:
  Asset-based charges ............................         4,322,579             10,886,196                5,857,056
                                                        ------------           ------------            -------------
Net Investment Income (Loss) .....................         7,524,977                667,230               (5,857,056)
                                                        ------------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,558,482)            40,329,142               (8,167,636)
  Realized gain distribution from The Trusts .....                --             62,240,858                       --
                                                        ------------           ------------            -------------
 Net realized gain (loss) ........................        (3,558,482)           102,570,000               (8,167,636)
                                                        ------------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           884,376             45,112,493                3,033,875
                                                        ------------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (2,674,106)           147,682,493               (5,133,761)
                                                        ------------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  4,850,871           $148,349,723            $ (10,990,817)
                                                        ============           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                        Quality Bond              Growth                 Value
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 14,317,809         $           --          $ 26,431,404
 Expenses:
  Asset-based charges ............................         5,064,152              6,882,050            23,163,009
                                                        ------------         --------------          ------------
Net Investment Income (Loss) .....................         9,253,657             (6,882,050)            3,268,395
                                                        ------------         --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (1,461,815)            25,528,769            53,364,624
  Realized gain distribution from The Trusts .....                --             39,342,310           100,819,666
                                                        ------------         --------------          ------------
 Net realized gain (loss) ........................        (1,461,815)            64,871,079           154,184,290
                                                        ------------         --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           531,264            (26,666,433)          137,657,087
                                                        ------------         --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (930,551)            38,204,646           291,841,377
                                                        ------------         --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  8,323,106         $   31,322,596          $295,109,772
                                                        ============         ==============          ============



                                                                      EQ/AXA Rosenberg      EQ/Boston       EQ/Calvert
                                                        EQ/Ariel         Value Long/     Advisors Equity     Socially
                                                    Appreciation II     Short Equity          Income        Responsible
                                                   ----------------- ------------------ ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,962       $   4,110,317       $ 3,986,317      $       --
 Expenses:
  Asset-based charges ............................       291,781           2,153,708         2,428,989         742,550
                                                      ----------       -------------       -----------      ----------
Net Investment Income (Loss) .....................       (23,819)          1,956,609         1,557,328        (742,550)
                                                      ----------       -------------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       210,135           4,095,693         3,943,210       2,037,837
  Realized gain distribution from The Trusts .....         8,195                  --         7,976,807         574,016
                                                      ----------       -------------       -----------      ----------
 Net realized gain (loss) ........................       218,330           4,095,693        11,920,017       2,611,853
                                                      ----------       -------------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924          (6,824,124)        9,378,475          52,284
                                                      ----------       -------------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,792,254          (2,728,431)       21,298,492       2,664,137
                                                      ----------       -------------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,768,435       $    (771,822)      $22,855,820      $1,921,587
                                                      ==========       =============       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                      EQ/Capital      EQ/Capital      EQ/Capital
                                                       Guardian        Guardian        Guardian
                                                        Growth      International      Research
                                                   --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    602,695    $ 11,748,459    $  4,049,220
 Expenses:
  Asset-based charges ............................     4,847,760      12,598,808      10,441,955
                                                    ------------    ------------    ------------
Net Investment Income (Loss) .....................    (4,245,065)       (850,349)     (6,392,735)
                                                    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,210,597)     42,783,915      38,105,565
  Realized gain distribution from The Trusts .....            --      51,223,627              --
                                                    ------------    ------------    ------------
 Net realized gain (loss) ........................    (1,210,597)     94,007,542      38,105,565
                                                    ------------    ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    24,889,815      45,518,408      40,185,473
                                                    ------------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    23,679,218     139,525,950      78,291,038
                                                    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 19,434,153    $138,675,601    $ 71,898,303
                                                    ============    ============    ============


                                                      EQ/Capital     EQ/Caywood-Scholl     EQ/Davis
                                                       Guardian          High Yield        New York       EQ/Equity
                                                      U.S. Equity           Bond            Venture       500 Index
                                                   ---------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   11,910,989      $5,580,796        $  109,356    $ 24,041,465
 Expenses:
  Asset-based charges ............................      13,627,682       1,018,592           123,701      22,439,929
                                                    --------------      ----------        ----------    ------------
Net Investment Income (Loss) .....................      (1,716,693)      4,562,204           (14,345)      1,601,536
                                                    --------------      ----------        ----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      31,170,791         (69,222)           80,839      33,788,191
  Realized gain distribution from The Trusts .....      57,380,615              --                --      45,793,217
                                                    --------------      ----------        ----------    ------------
 Net realized gain (loss) ........................      88,551,406         (69,222)           80,839      79,581,408
                                                    --------------      ----------        ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,739,224)        634,642         1,880,257     116,669,406
                                                    --------------      ----------        ----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      77,812,182         565,420         1,961,096     196,250,814
                                                    --------------      ----------        ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   76,095,489      $5,127,624        $1,946,751    $197,852,350
                                                    ==============      ==========        ==========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                     EQ/Evergreen
                                                    International    EQ/Evergreen        EQ/FI
                                                         Bond            Omega          Mid Cap
                                                   --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  213,000     $    3,045,452   $30,454,947
 Expenses:
  Asset-based charges ............................      654,372          2,040,774    13,376,497
                                                     ----------     --------------   -----------
Net Investment Income (Loss) .....................     (441,372)         1,004,678    17,078,450
                                                     ----------     --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      109,342          4,896,180    33,709,607
  Realized gain distribution from The Trusts .....           --         11,288,166    35,967,237
                                                     ----------     --------------   -----------
 Net realized gain (loss) ........................      109,342         16,184,346    69,676,844
                                                     ----------     --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,728,670        (11,036,158)    1,200,281
                                                     ----------     --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,838,012          5,148,188    70,877,125
                                                     ----------     --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,396,640     $    6,152,866   $87,955,575
                                                     ==========     ==============   ===========



                                                                                   EQ/Franklin     EQ/GAMCO
                                                         EQ/FI       EQ/Franklin    Small Cap    Mergers and
                                                     Mid Cap Value    Income (a)    Value (a)    Acquisitions
                                                   ---------------- ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    2,797,083   $  715,331     $ 25,608     $3,465,579
 Expenses:
  Asset-based charges ............................      12,762,518      269,516       29,574        803,834
                                                    --------------   ----------     --------     ----------
Net Investment Income (Loss) .....................      (9,965,435)     445,815       (3,966)     2,661,745
                                                    --------------   ----------     --------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      32,980,766       27,122       42,739        857,482
  Realized gain distribution from The Trusts .....      80,417,222           --           --        220,632
                                                    --------------   ----------     --------     ----------
 Net realized gain (loss) ........................     113,397,988       27,122       42,739      1,078,114
                                                    --------------   ----------     --------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,969,222)   2,452,651      553,885      1,845,019
                                                    --------------   ----------     --------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     102,428,766    2,479,773      596,624      2,923,133
                                                    --------------   ----------     --------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   92,463,331   $2,925,588     $592,658     $5,584,878
                                                    ==============   ==========     ========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/GAMCO                           EQ/Janus
                                                    Small Company   EQ/International     Large Cap
                                                        Value            Growth            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 2,843,771       $  564,435      $          --
 Expenses:
  Asset-based charges ............................     2,535,374          680,197          3,244,501
                                                     -----------       ----------      -------------
Net Investment Income (Loss) .....................       308,397         (115,762)        (3,244,501)
                                                     -----------       ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,489,894        2,077,935          9,144,364
  Realized gain distribution from The Trusts .....    10,269,585               --                 --
                                                     -----------       ----------      -------------
 Net realized gain (loss) ........................    11,759,479        2,077,935          9,144,364
                                                     -----------       ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    16,610,542        7,914,167         (6,822,585)
                                                     -----------       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,370,021        9,992,102          2,321,779
                                                     -----------       ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $28,678,418       $9,876,340      $    (922,722)
                                                     ===========       ==========      =============



                                                                     EQ/JPMorgan       EQ/Legg
                                                     EQ/JPMorgan        Value        Mason Value       EQ/Long
                                                      Core Bond     Opportunities       Equity        Term Bond
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 53,085,608     $19,976,871    $     55,248    $   3,135,494
 Expenses:
  Asset-based charges ............................    17,538,269       6,603,455       1,693,033          897,921
                                                    ------------     -----------    ------------    -------------
Net Investment Income (Loss) .....................    35,547,339      13,373,416      (1,637,785)       2,237,573
                                                    ------------     -----------    ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,729,632)     18,055,308         (41,403)        (588,633)
  Realized gain distribution from The Trusts .....            --      12,243,888              --               --
                                                    ------------     -----------    ------------    -------------
 Net realized gain (loss) ........................    (1,729,632)     30,299,196         (41,403)        (588,633)
                                                    ------------     -----------    ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,523,222)     36,394,367      14,040,673         (837,876)
                                                    ------------     -----------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,252,854)     66,693,563      13,999,270       (1,426,509)
                                                    ------------     -----------    ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 31,294,485     $80,066,979    $ 12,361,485    $     811,064
                                                    ============     ===========    ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                      Growth and       Large Cap         Mid Cap
                                                        Income           Core             Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,055,006      $  476,859      $ 2,030,858
 Expenses:
  Asset-based charges ............................     1,159,698         536,392        2,448,129
                                                     -----------      ----------      -----------
Net Investment Income (Loss) .....................      (104,692)        (59,533)        (417,271)
                                                     -----------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,804,899         645,104        2,404,303
  Realized gain distribution from The Trusts .....       515,329         187,140        1,188,057
                                                     -----------      ----------      -----------
 Net realized gain (loss) ........................     3,320,228         832,244        3,592,360
                                                     -----------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,526,751       3,540,588       16,589,759
                                                     -----------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    12,846,979       4,372,832       20,182,119
                                                     -----------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $12,742,287      $4,313,299      $19,764,848
                                                     ===========      ==========      ===========

                                                                       EQ/Mercury      EQ/Mercury        EQ/MFS
                                                      EQ/Marsico      Basic Value    International   Emerging Growth
                                                         Focus           Equity          Value          Companies
                                                   ---------------- --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  10,652,136    $ 22,162,451    $ 32,119,561     $         --
 Expenses:
  Asset-based charges ............................     20,880,581      10,864,382      12,943,970        3,878,114
                                                    -------------    ------------    ------------     ------------
Net Investment Income (Loss) .....................    (10,228,445)     11,298,069      19,175,591       (3,878,114)
                                                    -------------    ------------    ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     44,177,868      25,802,966      47,919,054        3,594,117
  Realized gain distribution from The Trusts .....     27,883,399      31,902,257      35,976,263               --
                                                    -------------    ------------    ------------     ------------
 Net realized gain (loss) ........................     72,061,267      57,705,223      83,895,317        3,594,117
                                                    -------------    ------------    ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     52,234,685      66,932,813      86,672,220       15,908,179
                                                    -------------    ------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,295,952     124,638,036     170,567,537       19,502,296
                                                    -------------    ------------    ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 114,067,507    $135,936,105    $189,743,128     $ 15,624,182
                                                    =============    ============    ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/MFS Investors     EQ/Money       EQ/Montag &
                                                          Trust           Market      Caldwell Growth
                                                   ------------------ -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  2,417,171     $25,036,995      $   56,558
 Expenses:
  Asset-based charges ............................       4,213,461       8,275,036         388,154
                                                      ------------     -----------      ----------
Net Investment Income (Loss) .....................      (1,796,290)     16,761,959        (331,596)
                                                      ------------     -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,569,821        (929,628)        547,727
  Realized gain distribution from The Trusts .....              --              --              --
                                                      ------------     -----------      ----------
 Net realized gain (loss) ........................       6,569,821        (929,628)        547,727
                                                      ------------     -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      25,655,767       1,036,353       1,556,349
                                                      ------------     -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      32,225,588         106,725       2,104,076
                                                      ------------     -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 30,429,298     $16,868,684      $1,772,480
                                                      ============     ===========      ==========



                                                                                     EQ/Oppenheimer   EQ/Oppenheimer
                                                      EQ/Mutual    EQ/Oppenheimer     Main Street       Main Street
                                                     Shares (a)      Global (a)     Opportunity (a)    Small Cap (a)
                                                   -------------- ---------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  105,125      $    5,413        $  121,315       $   66,181
 Expenses:
  Asset-based charges ............................      173,720          33,104            14,838           17,304
                                                     ----------      ----------        ----------       ----------
Net Investment Income (Loss) .....................      (68,595)        (27,691)          106,477           48,877
                                                     ----------      ----------        ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       35,029          33,909            10,462           11,454
  Realized gain distribution from The Trusts .....           --              --                --               --
                                                     ----------      ----------        ----------       ----------
 Net realized gain (loss) ........................       35,029          33,909            10,462           11,454
                                                     ----------      ----------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,369,256       1,332,000           948,198        1,029,959
                                                     ----------      ----------        ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    4,404,285       1,365,909           958,660        1,041,413
                                                     ----------      ----------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $4,335,690      $1,338,218        $1,065,137       $1,090,290
                                                     ==========      ==========        ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/PIMCO        EQ/Short        EQ/Small
                                                     Real Return    Duration Bond      Cap Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  11,756,424    $1,991,498      $ 52,088,172
 Expenses:
  Asset-based charges ............................      3,517,562       716,488        13,666,537
                                                    -------------    ----------      ------------
Net Investment Income (Loss) .....................      8,238,862     1,275,010        38,421,635
                                                    -------------    ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,120,384)      795,589        34,127,561
  Realized gain distribution from The Trusts .....             --            --        63,494,515
                                                    -------------    ----------      ------------
 Net realized gain (loss) ........................     (1,120,384)      795,589        97,622,076
                                                    -------------    ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)     (674,697)       (9,872,148)
                                                    -------------    ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (10,889,726)      120,892        87,749,928
                                                    -------------    ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (2,650,864)   $1,395,902      $126,171,563
                                                    =============    ==========      ============



                                                       EQ/Small         EQ/Small         EQ/TCW      EQ/Templeton
                                                    Company Growth   Company Index       Equity       Growth (a)
                                                   ---------------- --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,767,037      $ 5,524,211    $         --     $   75,736
 Expenses:
  Asset-based charges ............................     1,888,448        5,985,184         765,677        139,735
                                                      ----------      -----------    ------------     ----------
Net Investment Income (Loss) .....................      (121,411)        (460,973)       (765,677)       (63,999)
                                                      ----------      -----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     3,040,879       22,198,554         417,258         72,643
  Realized gain distribution from The Trusts .....             -       19,398,875              --             --
                                                      ----------      -----------    ------------     ----------
 Net realized gain (loss) ........................     3,040,879       41,597,429         417,258         72,643
                                                      ----------      -----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (504,014)      20,025,443      (2,505,475)     2,409,867
                                                      ----------      -----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,536,865       61,622,872      (2,088,217)     2,482,510
                                                      ----------      -----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,415,454      $61,161,899    $ (2,853,894)    $2,418,511
                                                      ==========      ===========    ============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/UBS                        EQ/Van Kampen
                                                     Growth and    EQ/Van Kampen   Emerging Markets
                                                       Income         Comstock          Equity
                                                   -------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  488,627     $ 5,547,738      $  3,568,133
 Expenses:
  Asset-based charges ............................      796,608       2,617,141        11,694,605
                                                     ----------     -----------      ------------
Net Investment Income (Loss) .....................     (307,981)      2,930,597        (8,126,472)
                                                     ----------     -----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,364,045       1,808,637        89,758,456
  Realized gain distribution from The Trusts .....           --       1,005,970        74,353,959
                                                     ----------     -----------      ------------
 Net realized gain (loss) ........................    1,364,045       2,814,607       164,112,415
                                                     ----------     -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    5,780,182      20,800,049        85,184,589
                                                     ----------     -----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,144,227      23,614,656       249,297,004
                                                     ----------     -----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,836,246     $26,545,253      $241,170,532
                                                     ==========     ===========      ============



                                                    EQ/Van Kampen   EQ/Wells Fargo
                                                       Mid Cap        Montgomery     U.S. Real Estate --   AXA Target 2015
                                                        Growth         Small Cap           Class II        Allocation (a)
                                                   --------------- ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  402,794       $1,683,066        $  4,948,385           $24,860
 Expenses:
  Asset-based charges ............................    1,215,965          566,042           5,763,359                --
                                                     ----------       ----------        ------------           -------
Net Investment Income (Loss) .....................     (813,171)       1,117,024            (814,974)           24,860
                                                     ----------       ----------        ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,043,750          764,856          16,784,743                --
  Realized gain distribution from The Trusts .....      296,512           79,167          24,657,420                --
                                                     ----------       ----------        ------------           -------
 Net realized gain (loss) ........................    2,340,262          844,023          41,442,163                --
                                                     ----------       ----------        ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,666,673        5,237,856          80,940,880            53,735
                                                     ----------       ----------        ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,006,935        6,081,879         122,383,043            53,735
                                                     ----------       ----------        ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,193,764       $7,198,903        $121,568,069           $78,595
                                                     ==========       ==========        ============           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Target 2025  AXA Target 2035   AXA Target 2045   EQ/International
                                                    Allocation (a)    Allocation (a)    Allocation (a)        ETF (a)
                                                   ---------------- ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $21,595          $17,915           $ 15,030          $ 45,975
 Expenses:
  Asset-based charges ............................           --               --                 --                --
                                                        -------          -------           --------          --------
Net Investment Income (Loss) .....................       21,595           17,915             15,030            45,975
                                                        -------          -------           --------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           --               --                 --                --
  Realized gain distribution from The Trusts .....           --               --                 --                --
                                                        -------          -------           --------          --------
 Net realized gain (loss) ........................           --               --                 --                --
                                                        -------          -------           --------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $86,892          $94,499           $101,207          $343,459
                                                        =======          =======           ========          ========

-------
(a) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Aggressive                    AXA Conservative
                                                               Allocation                         Allocation
                                                   ----------------------------------- ---------------------------------
                                                          2006              2005             2006             2005
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   15,673,992    $  13,724,749    $   7,013,238    $   3,832,339
 Net realized gain (loss) on investments .........       33,838,499        2,779,869        4,141,211        2,015,250
 Change in unrealized appreciation
  (depreciation) of investments ..................      103,372,599       17,138,005        3,023,438       (3,482,583)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      152,885,090       33,642,623       14,177,887        2,365,006
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      608,623,674      251,025,828       85,365,545       81,943,968
  Transfers between funds including
   guaranteed interest account, net ..............      174,693,853       73,773,473       34,906,229       26,325,884
  Transfers for contract benefits and
   terminations ..................................      (29,499,702)     (10,814,680)     (22,098,686)     (11,126,957)
  Contract maintenance charges ...................       (6,464,845)      (2,467,514)      (1,902,538)      (1,035,135)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      747,352,980      311,517,107       96,270,550       96,107,760
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        1,191,669          (89,233)        (124,990)         (64,041)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      901,429,739      345,070,497      110,323,447       98,408,725
Net Assets -- Beginning of Period ................      572,428,632      227,358,135      194,369,289       95,960,564
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,473,858,371    $ 572,428,632    $ 304,692,736    $ 194,369,289
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           74,287           32,393           31,705           20,699
 Units Redeemed ..................................          (17,379)          (5,687)         (22,724)         (11,660)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           56,908           26,706            8,981            9,039
                                                     ==============    =============    =============    =============

                                                         AXA Conservative-Plus                   AXA Moderate
                                                              Allocation                          Allocation
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,884,777    $  10,261,464     $   55,115,638     $   33,645,668
 Net realized gain (loss) on investments .........     15,112,486        3,074,994         83,626,597         22,251,020
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,217,599       (4,457,903)       173,314,324         38,109,879
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,214,862        8,878,555        312,056,559         94,006,567
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    225,583,089      197,994,576      1,115,491,895      1,035,944,140
  Transfers between funds including
   guaranteed interest account, net ..............     61,848,515       64,814,517        119,137,309        179,148,832
  Transfers for contract benefits and
   terminations ..................................    (35,483,542)     (17,188,790)      (195,212,280)      (112,078,288)
  Contract maintenance charges ...................     (4,303,346)      (1,899,117)       (27,119,948)       (15,665,860)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    247,644,716      243,721,186      1,012,296,976      1,087,348,824
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (64,888)         (93,467)           343,300             26,524
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................    292,794,690      252,506,274      1,324,696,835      1,181,381,915
Net Assets -- Beginning of Period ................    451,381,978      198,875,704      2,886,626,469      1,705,244,554
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 744,176,668    $ 451,381,978     $4,211,323,304     $2,886,626,469
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         39,936           31,072            127,090            119,680
 Units Redeemed ..................................        (18,106)          (8,778)           (48,144)           (25,679)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................         21,830           22,294             78,946             94,001
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate-Plus                    AXA Premier VIP
                                                                Allocation                       Aggressive Equity
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   73,450,978     $   68,906,525    $  (1,916,467)    $ (1,635,364)
 Net realized gain (loss) on investments .........       90,450,608          5,542,881        2,455,423         (886,071)
 Change in unrealized appreciation
  (depreciation) of investments ..................      393,209,957         61,664,907        3,774,787        9,882,490
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      557,111,543        136,114,313        4,313,743        7,361,055
                                                     --------------     --------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,273,099,179      1,376,346,370       23,894,914       12,688,727
  Transfers between funds including
   guaranteed interest account, net ..............      741,014,922        422,308,028       (3,912,149)      (3,428,726)
  Transfers for contract benefits and
   terminations ..................................     (172,801,979)       (60,173,947)     (11,334,834)      (8,731,003)
  Contract maintenance charges ...................      (30,895,947)       (10,806,386)        (803,940)        (652,762)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,810,416,175      1,727,674,065        7,843,991         (123,764)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          256,404             83,248         (190,880)          43,561
                                                     --------------     --------------    -------------     ------------
Increase (Decrease) in Net Assets ................    3,367,784,122      1,863,705,130       11,966,854        7,280,852
Net Assets -- Beginning of Period ................    2,819,240,792        955,535,662      127,365,599      120,084,747
                                                     --------------     --------------    -------------     ------------
Net Assets -- End of Period ......................   $6,187,024,914     $2,819,240,792    $ 139,332,453     $127,365,599
                                                     ==============     ==============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          274,844            170,804            2,935            1,652
 Units Redeemed ..................................          (55,452)           (22,298)          (1,573)            (930)
                                                     --------------     --------------    -------------     ------------
 Net Increase (Decrease) .........................          219,392            148,506            1,362              722
                                                     ==============     ==============    =============     ============



                                                            AXA Premier VIP                  AXA Premier VIP
                                                               Core Bond                       Health Care
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  17,065,188    $  12,778,447    $  (1,071,415)   $  2,564,236
 Net realized gain (loss) on investments .........     (3,228,993)        (504,254)      16,123,069      12,098,500
 Change in unrealized appreciation
  (depreciation) of investments ..................        531,953      (10,201,214)      (5,318,741)     (2,113,272)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     14,368,148        2,072,979        9,732,913      12,549,464
                                                    -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     59,159,269       76,464,229       54,077,910      45,695,129
  Transfers between funds including
   guaranteed interest account, net ..............     (4,815,279)     (14,906,411)      (3,586,124)      2,660,750
  Transfers for contract benefits and
   terminations ..................................    (43,702,823)     (36,709,260)     (13,415,982)     (9,484,194)
  Contract maintenance charges ...................     (5,024,568)      (4,760,796)      (2,170,542)     (1,661,233)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,616,599       20,087,762       34,905,262      37,210,452
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (146,797)          33,463          (83,997)         31,410
                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................     19,837,950       22,194,204       44,554,178      49,791,326
Net Assets -- Beginning of Period ................    631,385,863      609,191,659      246,313,977     196,522,651
                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................  $ 651,223,813    $ 631,385,863    $ 290,868,155    $246,313,977
                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,126           18,049            9,476           7,939
 Units Redeemed ..................................        (17,391)         (15,775)          (6,728)         (4,827)
                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................            735            2,274            2,748           3,112
                                                    =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  49,438,110    $  54,135,281    $   3,449,671    $   7,355,722
 Net realized gain (loss) on investments .........     (2,437,337)       1,318,187       38,023,707       24,902,878
 Change in unrealized appreciation
  (depreciation) of investments ..................     25,299,389      (41,779,232)      51,542,872        6,546,929
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     72,300,162       13,674,236       93,016,250       38,805,529
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,533,499      116,013,764      112,104,399       59,482,304
  Transfers between funds including
   guaranteed interest account, net ..............    (26,814,029)     (46,726,687)      59,555,542        1,927,951
  Transfers for contract benefits and
   terminations ..................................    (66,378,158)     (60,672,317)     (21,601,547)     (11,845,909)
  Contract maintenance charges ...................     (6,323,126)      (5,711,889)      (3,377,140)      (2,074,231)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (13,981,814)       2,902,871      146,681,254       47,490,115
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        117,065           37,468           (8,075)          33,467
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     58,435,413       16,614,575      239,689,429       86,329,111
Net Assets -- Beginning of Period ................    877,389,710      860,775,135      328,909,824      242,580,713
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 935,825,123    $ 877,389,710    $ 568,599,253    $ 328,909,824
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,929           18,150           21,714           14,105
 Units Redeemed ..................................        (14,107)         (12,208)         (12,702)         (10,599)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,822            5,942            9,012            3,506
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP
                                                               Large Cap                      AXA Premier VIP
                                                              Core Equity                    Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,358,297)    $   (908,805)   $  (4,293,703)   $  (4,008,139)
 Net realized gain (loss) on investments .........     10,381,372        8,517,518       25,155,188       13,100,910
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370          (19,935)     (24,507,555)       7,837,804
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,398,445        7,588,778       (3,646,070)      16,930,575
                                                     ------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     14,667,477       18,473,491       37,458,025       44,030,257
  Transfers between funds including
   guaranteed interest account, net ..............       (446,184)      (1,945,677)      (2,670,630)     (25,247,096)
  Transfers for contract benefits and
   terminations ..................................     (9,337,989)      (7,252,991)     (17,466,505)     (13,063,991)
  Contract maintenance charges ...................     (1,310,913)      (1,099,265)      (2,382,810)      (2,157,868)
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,572,391        8,175,558       14,938,080        3,561,302
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (169,619)          55,407          (82,430)          43,639
                                                     ------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,801,217       15,819,743       11,209,580       20,535,516
Net Assets -- Beginning of Period ................    151,589,100      135,769,357      295,810,234      275,274,718
                                                     ------------     ------------    -------------    -------------
Net Assets -- End of Period ......................   $173,390,317     $151,589,100    $ 307,019,814    $ 295,810,234
                                                     ============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,487            3,403            8,596            8,910
 Units Redeemed ..................................         (3,265)          (2,755)          (7,463)          (9,047)
                                                     ------------     ------------    -------------    -------------
 Net Increase (Decrease) .........................            222              648            1,133             (137)
                                                     ============     ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                            Large Cap Value                   Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,894,178    $   6,194,357    $  (3,757,989)   $     570,797
 Net realized gain (loss) on investments .........     30,224,587       22,998,168       54,438,545       60,870,745
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,119,311       (7,177,612)     (20,798,505)     (37,444,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     83,238,076       22,014,913       29,882,051       23,997,107
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,265,010       78,127,987       46,830,926       47,492,328
  Transfers between funds including
   guaranteed interest account, net ..............     10,482,129       21,156,030      (13,081,660)     (24,427,342)
  Transfers for contract benefits and
   terminations ..................................    (30,196,139)     (20,367,781)     (23,768,158)     (16,828,135)
  Contract maintenance charges ...................     (3,942,266)      (2,946,772)      (3,269,071)      (2,760,134)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     54,608,734       75,969,464        6,712,037        3,476,717
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (45,731)          45,385           31,908           27,149
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    137,801,079       98,029,762       36,625,996       27,500,973
Net Assets -- Beginning of Period ................    440,282,384      342,252,622      374,112,707      346,611,734
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 578,083,463    $ 440,282,384    $ 410,738,703    $ 374,112,707
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,572           14,911            9,647            8,732
 Units Redeemed ..................................        (11,780)          (8,920)          (9,687)          (9,136)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          3,792            5,991              (40)            (404)
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP                   AXA Premier VIP
                                                             Mid Cap Value                      Technology
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,079,807    $  20,004,492    $  (3,852,955)   $  (3,186,172)
 Net realized gain (loss) on investments .........     46,127,160       74,955,767       18,894,807        5,421,524
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,072,576      (74,529,545)        (647,907)      18,489,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     49,279,543       20,430,714       14,393,945       20,724,876
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     46,692,805       51,930,384       40,562,693       31,426,116
  Transfers between funds including
   guaranteed interest account, net ..............     (1,740,517)     (34,910,692)     (19,886,979)     (13,437,851)
  Transfers for contract benefits and
   terminations ..................................    (23,164,723)     (17,121,545)     (15,812,757)     (12,011,210)
  Contract maintenance charges ...................     (3,293,724)      (2,814,469)      (1,831,655)      (1,477,727)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     18,493,841       (2,916,322)       3,031,302        4,499,328
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,773           14,305         (124,430)          33,535
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     67,819,157       17,528,697       17,300,817       25,257,739
Net Assets -- Beginning of Period ................    370,721,023      353,192,326      254,018,680      228,760,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 438,540,180    $ 370,721,023    $ 271,319,497    $ 254,018,680
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,305            8,414           11,214            8,421
 Units Redeemed ..................................         (8,120)          (8,891)         (11,358)          (8,616)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,185             (477)            (144)            (195)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein                EQ/AllianceBernstein
                                                               Common Stock                      Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,032,183)    $   (6,974,629)   $      18,557    $  (2,444,406)
 Net realized gain (loss) on investments .........       10,309,154         (5,767,868)      74,715,845       45,324,732
 Change in unrealized appreciation
  (depreciation) of investments ..................      107,617,750         48,413,896       53,951,444      (14,132,714)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      114,894,721         35,671,399      128,685,846       28,747,612
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      162,710,194        191,221,311       84,336,595      124,781,945
  Transfers between funds including
   guaranteed interest account, net ..............      (84,774,892)       (54,925,548)     (21,071,375)      (4,923,235)
  Transfers for contract benefits and
   terminations ..................................     (106,968,678)       (84,787,214)     (49,809,542)     (35,256,118)
  Contract maintenance charges ...................       (8,594,664)        (7,058,872)      (6,449,689)      (5,293,945)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (37,628,040)        44,449,677        7,005,989       79,308,647
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          167,650             41,255         (103,148)          38,610
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       77,434,331         80,162,331      135,588,687      108,094,869
Net Assets -- Beginning of Period ................    1,278,041,522      1,197,879,191      759,612,634      651,517,765
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,355,475,853     $1,278,041,522    $ 895,201,321    $ 759,612,634
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           16,609             19,404           10,985           14,973
 Units Redeemed ..................................           (9,152)            (5,466)          (7,917)          (6,749)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            7,457             13,938            3,068            8,224
                                                     ==============     ==============    =============    =============



                                                         EQ/AllianceBernstein
                                                             Intermediate                  EQ/AllianceBernstein
                                                         Government Securities                 International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   7,524,977    $   6,610,903    $     667,230    $   1,251,361
 Net realized gain (loss) on investments .........     (3,558,482)      (2,313,146)     102,570,000       16,950,829
 Change in unrealized appreciation
  (depreciation) of investments ..................        884,376       (4,911,759)      45,112,493       47,673,227
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      4,850,871         (614,002)     148,349,723       65,875,417
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     15,151,146       26,437,312      189,877,876      126,871,054
  Transfers between funds including
   guaranteed interest account, net ..............    (16,607,146)     (18,865,061)      39,762,739       47,182,955
  Transfers for contract benefits and
   terminations ..................................    (26,774,078)     (23,866,305)     (39,559,483)     (22,289,981)
  Contract maintenance charges ...................     (1,983,637)      (2,063,483)      (5,256,013)      (2,927,145)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (30,213,715)     (18,357,537)     184,825,119      148,836,883
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (120,247)          35,304          102,128           30,144
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (25,483,091)     (18,936,237)     333,276,970      214,742,444
Net Assets -- Beginning of Period ................    321,422,318      340,358,555      586,236,449      371,494,005
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 295,939,227    $ 321,422,318    $ 919,513,419    $ 586,236,449
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,917            6,128           27,907           23,270
 Units Redeemed ..................................         (6,164)          (6,258)         (16,462)         (12,200)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,247)            (130)          11,445           11,070
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                           Large Cap Growth                    Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,857,056)   $  (5,073,503)   $   9,253,657    $   8,292,017
 Net realized gain (loss) on investments .........     (8,167,636)     (14,432,807)      (1,461,815)          17,226
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,033,875       64,096,603          531,264       (6,500,079)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (10,990,817)      44,590,293        8,323,106        1,809,164
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,651,792       28,034,801       43,249,851       51,371,797
  Transfers between funds including
   guaranteed interest account, net ..............    (25,494,301)      14,965,706       (2,700,012)       9,488,300
  Transfers for contract benefits and
   terminations ..................................    (34,134,876)     (25,289,298)     (24,392,098)     (20,686,192)
  Contract maintenance charges ...................     (2,091,502)      (1,690,717)      (2,729,147)      (2,479,695)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,068,887)      16,020,492       13,428,594       37,694,210
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     (1,652,559)         (36,900)          (8,412)          43,555
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (26,712,263)      60,573,885       21,743,288       39,546,929
Net Assets -- Beginning of Period ................    411,139,414      350,565,529      349,719,501      310,172,572
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 384,427,151    $ 411,139,414    $ 371,462,789    $ 349,719,501
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         13,093           11,412            9,965            9,836
 Units Redeemed ..................................        (17,643)         (11,873)          (8,006)          (5,660)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,550)            (461)           1,959            4,176
                                                    =============    =============    =============    =============



                                                         EQ/AllianceBernstein                EQ/AllianceBernstein
                                                           Small Cap Growth                          Value
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,882,050)   $  (5,710,322)    $    3,268,395     $   (3,392,973)
 Net realized gain (loss) on investments .........     64,871,079       11,267,745        154,184,290         60,947,621
 Change in unrealized appreciation
  (depreciation) of investments ..................    (26,666,433)      33,805,069        137,657,087         (2,991,585)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     31,322,596       39,362,492        295,109,772         54,563,063
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     69,761,811       47,453,222        211,189,979        201,158,084
  Transfers between funds including
   guaranteed interest account, net ..............    (26,744,968)     (15,514,390)        22,254,368        (10,334,451)
  Transfers for contract benefits and
   terminations ..................................    (35,359,613)     (26,168,596)      (106,109,464)       (75,091,882)
  Contract maintenance charges ...................     (3,000,798)      (2,445,298)       (11,488,469)        (9,164,485)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      4,656,432        3,324,938        115,846,414        106,567,266
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (73,203)          46,064           (112,118)            24,656
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................     35,905,825       42,733,494        410,844,068        161,154,985
Net Assets -- Beginning of Period ................    443,963,771      401,230,277      1,439,892,423      1,278,737,438
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 479,869,596    $ 443,963,771     $1,850,736,491     $1,439,892,423
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,124            7,337             31,767             26,576
 Units Redeemed ..................................         (9,222)          (6,402)           (22,452)           (16,769)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................            902              935              9,315              9,807
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/AXA Rosenberg
                                                              EQ/Ariel                       Value Long/
                                                        Appreciation II (b)                 Short Equity
                                                   ------------------------------ ---------------------------------
                                                         2006           2005            2006             2005
                                                   --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (23,819)    $    9,927    $   1,956,609     $ (1,252,806)
 Net realized gain (loss) on investments .........       218,330          1,413        4,095,693        1,673,750
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924         44,688       (6,824,124)       2,486,860
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     2,768,435         56,028         (771,822)       2,907,804
                                                     -----------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    17,551,954      3,042,502       38,597,641       34,363,843
  Transfers between funds including
   guaranteed interest account, net ..............     6,514,419      2,241,358      (10,234,738)      50,605,016
  Transfers for contract benefits and
   terminations ..................................      (646,061)        (3,659)      (7,408,604)      (3,589,310)
  Contract maintenance charges ...................       (85,218)          (710)      (1,284,907)        (677,694)
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    23,335,094      5,279,490       19,669,392       80,701,855
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (6,091)     3,006,291          (84,413)          37,469
                                                     -----------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    26,097,438      8,341,809       18,813,157       83,647,128
Net Assets -- Beginning of Period ................     8,341,809             --      123,491,637       39,844,509
                                                     -----------     ----------    -------------     ------------
Net Assets -- End of Period ......................   $34,439,247     $8,341,809    $ 142,304,794     $123,491,637
                                                     ===========     ==========    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         3,102            525           11,864           11,893
 Units Redeemed ..................................          (877)           (15)         (10,165)          (4,444)
                                                     -----------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         2,225            510            1,699            7,449
                                                     ===========     ==========    =============     ============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2006             2005             2006           2005
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,557,328     $    580,071    $   (742,550)   $   (541,250)
 Net realized gain (loss) on investments .........     11,920,017          752,686       2,611,853       2,830,547
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,378,475        3,322,031          52,284         957,226
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     22,855,820        4,654,788       1,921,587       3,246,523
                                                     ------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     48,744,937       62,482,650      11,719,687      10,156,259
  Transfers between funds including
   guaranteed interest account, net ..............      1,924,041       55,305,446      (4,465,545)      4,457,886
  Transfers for contract benefits and
   terminations ..................................     (9,136,922)      (3,907,232)     (2,120,266)     (1,810,108)
  Contract maintenance charges ...................     (1,204,879)        (370,136)       (376,400)       (266,073)
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     40,327,177      113,510,728       4,757,476      12,537,964
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (51,889)          42,040        (269,274)         83,338
                                                     ------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     63,131,108      118,207,556       6,409,789      15,867,824
Net Assets -- Beginning of Period ................    135,216,622       17,009,066      47,783,445      31,915,621
                                                     ------------     ------------    ------------    ------------
Net Assets -- End of Period ......................   $198,347,730     $135,216,622    $ 54,193,234    $ 47,783,445
                                                     ============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,985           26,123           1,804           2,272
 Units Redeemed ..................................        (10,856)          (6,176)         (1,518)         (1,045)
                                                     ------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          7,129           19,947             286           1,227
                                                     ============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital                        EQ/Capital
                                                            Guardian Growth               Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,245,065)   $  (3,018,501)   $    (850,349)   $     676,446
 Net realized gain (loss) on investments .........     (1,210,597)      (6,153,529)      94,007,542       17,940,675
 Change in unrealized appreciation
  (depreciation) of investments ..................     24,889,815       19,679,168       45,518,408       76,229,988
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     19,434,153       10,507,138      138,675,601       94,847,109
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     87,992,414       52,920,271      161,646,233      119,900,457
  Transfers between funds including
   guaranteed interest account, net ..............     19,690,224       (1,579,641)        (605,943)       1,980,354
  Transfers for contract benefits and
   terminations ..................................    (28,801,435)     (21,254,496)     (48,042,906)     (28,307,442)
  Contract maintenance charges ...................     (1,765,151)      (1,136,443)      (6,095,816)      (4,045,917)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     77,116,052       28,949,691      106,901,568       89,527,452
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (308,849)         (81,804)         (23,323)        (342,221)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     96,241,356       39,375,025      245,553,846      184,032,340
Net Assets -- Beginning of Period ................    284,496,168      245,121,143      728,417,002      544,384,662
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 380,737,524    $ 284,496,168    $ 973,970,848    $ 728,417,002
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,560            7,983           24,184           21,227
 Units Redeemed ..................................         (5,733)          (5,043)         (17,508)         (14,592)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          6,827            2,940            6,676            6,635
                                                    =============    =============    =============    =============



                                                              EQ/Capital                        EQ/Capital
                                                           Guardian Research               Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,392,735)   $  (6,031,909)   $  (1,716,693)   $  (7,573,455)
 Net realized gain (loss) on investments .........     38,105,565       24,784,915       88,551,406       66,375,591
 Change in unrealized appreciation
  (depreciation) of investments ..................     40,185,473       11,921,863      (10,739,224)     (19,921,225)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     71,898,303       30,674,869       76,095,489       38,880,911
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     58,825,844       66,436,602       97,417,711      114,274,509
  Transfers between funds including
   guaranteed interest account, net ..............    (28,032,531)     (36,443,236)     (25,630,398)     (23,661,771)
  Transfers for contract benefits and
   terminations ..................................    (63,530,054)     (46,406,021)     (62,039,337)     (44,088,451)
  Contract maintenance charges ...................     (4,542,306)      (3,952,448)      (6,979,763)      (5,962,176)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,279,047)     (20,365,103)       2,768,213       40,562,111
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (205,845)          45,464         (281,251)          36,912
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     34,413,411       10,355,230       78,582,451       79,479,934
Net Assets -- Beginning of Period ................    705,144,542      694,789,312      905,683,875      826,203,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 739,557,953    $ 705,144,542    $ 984,266,326    $ 905,683,875
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,745           10,220           15,102           17,395
 Units Redeemed ..................................        (11,891)         (12,207)         (15,155)         (14,139)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (3,146)          (1,987)             (53)           3,256
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Caywood-Scholl                EQ/Davis
                                                         High Yield Bond (a)         New York Venture (c)
                                                   -------------------------------- ----------------------
                                                         2006             2005               2006
                                                   ---------------- --------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  4,562,204    $  1,536,428        $   (14,345)
 Net realized gain (loss) on investments .........        (69,222)         22,687             80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................        634,642      (1,317,445)         1,880,257
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................      5,127,624         241,670          1,946,751
                                                     ------------    ------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     45,138,444      21,031,213         26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     23,068,894      12,280,683         33,032,571
  Transfers for contract benefits and
   terminations ..................................     (2,756,331)       (350,545)          (347,727)
  Contract maintenance charges ...................       (384,546)        (23,820)           (26,873)
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     65,066,461      32,937,531         59,354,007
                                                     ------------    ------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (55,059)         56,650          3,000,982
                                                     ------------    ------------        -----------
Increase (Decrease) in Net Assets ................     70,139,026      33,235,851         64,301,740
Net Assets -- Beginning of Period ................     33,235,851              --                 --
                                                     ------------    ------------        -----------
Net Assets -- End of Period ......................   $103,374,877    $ 33,235,851        $64,301,740
                                                     ============    ============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,217           3,719              6,192
 Units Redeemed ..................................         (2,385)           (526)              (561)
                                                     ------------    ------------        -----------
 Net Increase (Decrease) .........................          6,832           3,193              5,631
                                                     ============    ============        ===========



                                                                 EQ/Equity                        EQ/Evergreen
                                                                 500 Index                   International Bond (b)
                                                   ------------------------------------- ------------------------------
                                                          2006               2005              2006           2005
                                                   ------------------ ------------------ --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    1,601,536     $   (1,266,777)   $   (441,372)   $    (7,035)
 Net realized gain (loss) on investments .........       79,581,408         49,663,059         109,342          1,805
 Change in unrealized appreciation
  (depreciation) of investments ..................      116,669,406         (4,285,559)      1,728,670       (110,331)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      197,852,350         44,110,723       1,396,640       (115,561)
                                                     --------------     --------------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      133,555,865        179,951,947      37,714,007      4,153,462
  Transfers between funds including
   guaranteed interest account, net ..............      (98,517,620)       (56,745,087)     37,608,945      2,302,187
  Transfers for contract benefits and
   terminations ..................................     (118,995,414)       (92,161,190)     (1,956,225)       (33,837)
  Contract maintenance charges ...................      (10,541,003)        (9,301,790)       (198,829)          (684)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (94,498,172)        21,743,880      73,167,898      6,421,128
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          688,439             26,462          (4,221)     5,006,114
                                                     --------------     --------------    ------------    -----------
Increase (Decrease) in Net Assets ................      104,042,617         65,881,065      74,560,317     11,311,681
Net Assets -- Beginning of Period ................    1,537,174,835      1,471,293,770      11,311,681             --
                                                     --------------     --------------    ------------    -----------
Net Assets -- End of Period ......................   $1,641,217,452     $1,537,174,835    $ 85,871,998    $11,311,681
                                                     ==============     ==============    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           18,173             24,730           9,839            780
 Units Redeemed ..................................          (17,923)           (16,507)         (2,361)          (121)
                                                     --------------     --------------    ------------    -----------
 Net Increase (Decrease) .........................              250              8,223           7,478            659
                                                     ==============     ==============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Evergreen
                                                                 Omega                         EQ/FI Mid Cap
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,004,678    $  (1,963,658)   $  17,078,450    $  49,333,029
 Net realized gain (loss) on investments .........     16,184,346        9,030,732       69,676,844       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................    (11,036,158)      (3,453,673)       1,200,281      (85,356,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      6,152,866        3,613,401       87,955,575       41,983,613
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     12,723,275       23,670,333      145,168,636      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............    (15,078,174)     (14,468,855)     (52,999,671)      (7,222,052)
  Transfers for contract benefits and
   terminations ..................................     (8,669,166)      (6,557,979)     (51,334,130)     (37,406,647)
  Contract maintenance charges ...................     (1,180,193)      (1,108,590)      (6,922,222)      (5,621,680)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,204,258)       1,534,909       33,912,613       84,608,568
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (138,108)        (855,864)         (47,216)         (45,092)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (6,189,500)       4,292,446      121,820,972      126,547,089
Net Assets -- Beginning of Period ................    147,906,914      143,614,468      867,883,453      741,336,364
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 141,717,414    $ 147,906,914    $ 989,704,425    $ 867,883,453
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          2,916            3,766           20,292           21,608
 Units Redeemed ..................................         (4,438)          (4,119)         (18,775)         (15,502)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,522)            (353)           1,517            6,106
                                                    =============    =============    =============    =============

                                                                                                        EQ/Franklin
                                                               EQ/FI Mid                EQ/Franklin      Small Cap
                                                               Cap Value                Income (c)       Value (c)
                                                   --------------------------------- ---------------- --------------
                                                         2006             2005             2006            2006
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (9,965,435)   $  25,414,621     $    445,815    $    (3,966)
 Net realized gain (loss) on investments .........    113,397,988       70,297,063           27,122         42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,969,222)     (25,159,259)       2,452,651        553,885
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     92,463,331       70,552,425        2,925,588        592,658
                                                    -------------    -------------     ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    116,403,003      126,285,709       39,824,199      7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............    (33,635,684)      29,738,482       91,180,187      8,271,638
  Transfers for contract benefits and
   terminations ..................................    (52,127,453)     (37,827,726)        (736,447)       (40,544)
  Contract maintenance charges ...................     (6,649,502)      (5,094,975)         (72,481)        (7,407)
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     23,990,364      113,101,490      130,195,458     15,690,367
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (270,837)          33,725        3,002,810      2,999,909
                                                    -------------    -------------     ------------    -----------
Increase (Decrease) in Net Assets ................    116,182,858      183,687,640      136,123,856     19,282,934
Net Assets -- Beginning of Period ................    832,688,375      649,000,735               --             --
                                                    -------------    -------------     ------------    -----------
Net Assets -- End of Period ......................  $ 948,871,233    $ 832,688,375     $136,123,856    $19,282,934
                                                    =============    =============     ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,513           19,958           13,284          1,617
 Units Redeemed ..................................        (14,436)         (11,240)            (527)          (136)
                                                    -------------    -------------     ------------    -----------
 Net Increase (Decrease) .........................          2,077            8,718           12,757          1,481
                                                    =============    =============     ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO Mergers                     EQ/GAMCO
                                                        and Acquisitions (a)              Small Company Value
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,661,745     $   339,474     $    308,397     $   (373,752)
 Net realized gain (loss) on investments .........     1,078,114          85,032       11,759,479        8,592,448
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,845,019        (204,505)      16,610,542       (4,895,218)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     5,584,878         220,001       28,678,418        3,323,478
                                                    ------------     -----------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,023,361      12,886,403       75,028,840       67,825,071
  Transfers between funds including
   guaranteed interest account, net ..............    26,861,707      11,399,463       19,086,622       43,986,193
  Transfers for contract benefits and
   terminations ..................................    (1,789,788)       (251,280)      (7,147,502)      (3,255,039)
  Contract maintenance charges ...................      (366,815)        (30,955)      (1,207,974)        (346,414)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    56,728,465      24,003,631       85,759,986      108,209,811
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (47,360)         48,294          (66,485)          56,782
                                                    ------------     -----------     ------------     ------------
Increase (Decrease) in Net Assets ................    62,265,983      24,271,926      114,371,919      111,590,071
Net Assets -- Beginning of Period ................    24,271,926              --      129,484,932       17,894,861
                                                    ------------     -----------     ------------     ------------
Net Assets -- End of Period ......................  $ 86,537,909     $24,271,926     $243,856,851     $129,484,932
                                                    ============     ===========     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,367           2,575            6,426            6,969
 Units Redeemed ..................................        (2,212)           (268)          (3,068)          (2,155)
                                                    ------------     -----------     ------------     ------------
 Net Increase (Decrease) .........................         5,155           2,307            3,358            4,814
                                                    ============     ===========     ============     ============

                                                          EQ/International                  EQ/Janus Large
                                                             Growth (a)                       Cap Growth
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (115,762)    $    47,522    $  (3,244,501)   $  (3,039,101)
 Net realized gain (loss) on investments .........     2,077,935         115,195        9,144,364        2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     7,914,167         809,860       (6,822,585)      12,878,013
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     9,876,340         972,577         (922,722)      12,541,508
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    35,681,429      10,813,199       22,558,822       29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............    23,884,666       4,307,418      (13,834,135)       5,413,585
  Transfers for contract benefits and
   terminations ..................................    (1,367,661)        (71,543)     (16,413,188)     (12,730,324)
  Contract maintenance charges ...................      (255,472)         (4,734)      (1,523,786)      (1,347,087)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    57,942,962      15,044,340       (9,212,287)      21,028,256
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (36,647)         36,666         (445,892)          11,086
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    67,782,655      16,053,583      (10,580,901)      33,580,850
Net Assets -- Beginning of Period ................    16,053,583              --      228,464,494      194,883,644
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 83,836,238     $16,053,583    $ 217,883,593    $ 228,464,494
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,894           1,944            6,086            7,554
 Units Redeemed ..................................        (3,192)           (550)          (8,550)          (6,428)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         4,702           1,394           (2,464)           1,126
                                                    ============     ===========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan                         EQ/JPMorgan
                                                                 Core Bond                      Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   35,547,339     $   24,067,391    $  13,373,416    $     409,324
 Net realized gain (loss) on investments .........       (1,729,632)         2,334,160       30,299,196        6,392,598
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,523,222)       (17,960,654)      36,394,367        4,422,921
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       31,294,485          8,440,897       80,066,979       11,224,843
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      141,866,848        171,533,722       20,256,775       20,377,175
  Transfers between funds including
   guaranteed interest account, net ..............        2,628,188         35,271,455      (16,528,736)     (14,340,611)
  Transfers for contract benefits and
   terminations ..................................      (97,452,452)       (82,455,484)     (56,698,370)     (46,035,901)
  Contract maintenance charges ...................       (7,746,262)        (6,554,118)      (2,267,718)      (2,257,434)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       39,296,322        117,795,575      (55,238,049)     (42,256,771)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (263,794)            28,602         (229,450)          41,441
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       70,327,013        126,265,074       24,599,480      (30,990,487)
Net Assets -- Beginning of Period ................    1,190,769,908      1,064,504,834      468,650,591      499,641,078
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,261,096,921     $1,190,769,908    $ 493,250,071    $ 468,650,591
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,523             31,536            5,347            4,461
 Units Redeemed ..................................          (23,855)           (18,812)          (9,117)          (7,537)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            5,668             12,724           (3,770)          (3,076)
                                                     ==============     ==============    =============    =============



                                                            EQ/Legg Mason                       EQ/Long
                                                           Value Equity (b)                  Term Bond (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,637,785)    $   (21,881)   $  2,237,573     $   566,054
 Net realized gain (loss) on investments .........        (41,403)         24,118        (588,633)        140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................     14,040,673         123,666        (837,876)       (801,967)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,361,485         125,903         811,064         (95,630)
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     88,810,281      13,628,698      22,426,287      23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............     56,159,095      12,630,609      19,837,785      19,976,804
  Transfers for contract benefits and
   terminations ..................................     (5,563,770)        (19,065)     (2,359,220)       (726,694)
  Contract maintenance charges ...................       (566,131)         (6,054)       (417,278)        (41,316)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    138,839,475      26,234,188      39,487,574      43,051,138
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (8,889)      3,014,410         (49,390)        100,875
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    151,192,071      29,374,501      40,249,248      43,056,383
Net Assets -- Beginning of Period ................     29,374,501              --      43,056,383              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $180,566,572     $29,374,501    $ 83,305,631     $43,056,383
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,883           2,535           7,511           5,247
 Units Redeemed ..................................         (3,516)            (71)         (3,451)           (948)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         13,367           2,464           4,060           4,300
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett                  EQ/Lord Abbett
                                                        Growth and Income (a)             Large Cap Core (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (104,692)    $    47,469    $    (59,533)    $   (17,517)
 Net realized gain (loss) on investments .........      3,320,228          32,954         832,244          49,831
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,526,751         985,547       3,540,588         603,584
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,742,287       1,065,970       4,313,299         635,898
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     43,190,154      21,609,834      17,413,949      13,498,807
  Transfers between funds including
   guaranteed interest account, net ..............     51,826,356      10,402,378       9,159,289       7,764,764
  Transfers for contract benefits and
   terminations ..................................     (3,850,410)       (305,584)     (2,014,574)       (329,478)
  Contract maintenance charges ...................       (490,890)        (18,169)       (246,318)        (11,095)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,675,210      31,688,459      24,312,346      20,922,998
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,932)      3,045,111         (52,730)      3,052,839
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    103,373,565      35,799,540      28,572,915      24,611,735
Net Assets -- Beginning of Period ................     35,799,540              --      24,611,735              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $139,173,105     $35,799,540    $ 53,184,650     $24,611,735
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,450           3,296           3,182           2,304
 Units Redeemed ..................................         (3,451)           (224)           (975)           (282)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          7,999           3,072           2,207           2,022
                                                     ============     ===========    ============     ===========



                                                            EQ/Lord Abbett                        EQ/Marsico
                                                           Mid Cap Value (a)                        Focus
                                                   --------------------------------- ------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (417,271)    $    190,909     $  (10,228,445)   $  (14,954,933)
 Net realized gain (loss) on investments .........      3,592,360          157,833         72,061,267        52,936,392
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,589,759        2,885,519         52,234,685        66,818,972
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     19,764,848        3,234,261        114,067,507       104,800,431
                                                     ------------     ------------     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,500,253       53,890,406        298,064,717       230,954,152
  Transfers between funds including
   guaranteed interest account, net ..............     15,550,990       46,438,571         35,899,031        68,011,811
  Transfers for contract benefits and
   terminations ..................................     (5,521,878)      (1,227,656)       (73,745,184)      (45,237,575)
  Contract maintenance charges ...................     (1,042,015)        (112,826)       (11,129,440)       (8,048,831)
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     94,487,350       98,988,495        249,089,124       245,679,557
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,303)       3,057,351            397,641            25,479
                                                     ------------     ------------     --------------    --------------
Increase (Decrease) in Net Assets ................    114,199,895      105,280,107        363,554,272       350,505,467
Net Assets -- Beginning of Period ................    105,280,107               --      1,281,657,029       931,151,562
                                                     ------------     ------------     --------------    --------------
Net Assets -- End of Period ......................   $219,480,002     $105,280,107     $1,645,211,301    $1,281,657,029
                                                     ============     ============     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,854            9,874             40,672            34,883
 Units Redeemed ..................................         (4,521)            (732)           (20,703)          (13,699)
                                                     ------------     ------------     --------------    --------------
 Net Increase (Decrease) .........................          8,333            9,142             19,969            21,184
                                                     ============     ============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic                      EQ/Mercury
                                                             Value Equity                    International Value
                                                   --------------------------------- -----------------------------------
                                                         2006             2005              2006              2005
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,298,069    $    (317,506)    $   19,175,591    $   2,753,391
 Net realized gain (loss) on investments .........     57,705,223       48,976,075         83,895,317       14,769,364
 Change in unrealized appreciation
  (depreciation) of investments ..................     66,932,813      (37,549,430)        86,672,220       44,908,546
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    135,936,105       11,109,139        189,743,128       62,431,301
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,355,869       91,849,053        154,077,439      135,739,380
  Transfers between funds including
   guaranteed interest account, net ..............    (24,976,030)     (38,104,586)        29,873,311       44,408,567
  Transfers for contract benefits and
   terminations ..................................    (49,059,495)     (38,364,843)       (65,207,822)     (41,226,493)
  Contract maintenance charges ...................     (5,724,515)      (4,964,864)        (5,734,932)      (3,546,807)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,404,171)      10,414,760        113,007,996      135,374,647
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        147,978           28,858            378,200         (233,617)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    123,679,912       21,552,757        303,129,324      197,572,331
Net Assets -- Beginning of Period ................    723,111,484      701,558,727        755,160,768      557,588,437
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 846,791,396    $ 723,111,484     $1,058,290,092    $ 755,160,768
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,280           13,183             23,263           22,405
 Units Redeemed ..................................        (10,482)          (9,777)           (15,975)         (12,127)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................            798            3,406              7,288           10,278
                                                    =============    =============     ==============    =============



                                                            EQ/MFS Emerging                  EQ/MFS Investors
                                                           Growth Companies                        Trust
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,878,114)   $  (3,744,013)   $  (1,796,290)   $  (2,821,288)
 Net realized gain (loss) on investments .........      3,594,117       (4,789,449)       6,569,821          888,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,908,179       27,036,649       25,655,767       17,942,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,624,182       18,503,187       30,429,298       16,009,316
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     19,421,668       19,559,264       11,886,229       16,442,591
  Transfers between funds including
   guaranteed interest account, net ..............    (10,049,759)     (14,298,930)     (19,417,771)     (10,063,956)
  Transfers for contract benefits and
   terminations ..................................    (26,870,694)     (21,983,788)     (29,043,979)     (22,246,902)
  Contract maintenance charges ...................     (1,337,952)      (1,170,328)      (1,568,044)      (1,473,168)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,836,737)     (17,893,782)     (38,143,565)     (17,341,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (218,446)          42,092           21,946         (124,599)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (3,431,001)         651,497       (7,692,321)      (1,456,718)
Net Assets -- Beginning of Period ................    273,445,472      272,793,975      294,196,625      295,653,343
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 270,014,473    $ 273,445,472    $ 286,504,304    $ 294,196,625
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,249            3,324            2,250            3,591
 Units Redeemed ..................................         (5,398)          (4,513)          (6,261)          (5,935)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,149)          (1,189)          (4,011)          (2,344)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Money                         EQ/Montag &
                                                                 Market                        Caldwell Growth
                                                   ----------------------------------- -------------------------------
                                                          2006              2005             2006            2005
                                                   ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    16,761,959   $     5,491,979    $  (331,596)    $  (105,778)
 Net realized gain (loss) on investments .........         (929,628)         (973,816)       547,727         110,268
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,036,353         1,166,842      1,556,349         522,308
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  operations .....................................       16,868,684         5,685,005      1,772,480         526,798
                                                    ---------------   ---------------    -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      308,162,362       244,501,743      8,179,389      13,082,314
  Transfers between funds including
   guaranteed interest account, net ..............       38,161,683       (69,984,911)      (211,939)      6,367,405
  Transfers for contract benefits and
   terminations ..................................     (230,794,379)     (168,885,055)      (973,238)       (458,668)
  Contract maintenance charges ...................       (2,958,951)       (2,290,735)      (206,899)        (36,919)
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      112,570,715         3,341,042      6,787,313      18,954,132
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (286,715)           54,365        (74,907)         72,217
                                                    ---------------   ---------------    -----------     -----------
Increase (Decrease) in Net Assets ................      129,152,684         9,080,412      8,484,886      19,553,147
Net Assets -- Beginning of Period ................      483,608,504       474,528,092     21,651,231       2,098,084
                                                    ---------------   ---------------    -----------     -----------
Net Assets -- End of Period ......................  $   612,761,188   $   483,608,504    $30,136,117     $21,651,231
                                                    ===============   ===============    ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           92,844            65,735          4,221           5,404
 Units Redeemed ..................................          (83,926)          (63,774)        (2,474)         (1,162)
                                                    ---------------   ---------------    -----------     -----------
 Net Increase (Decrease) .........................            8,918             1,961          1,747           4,242
                                                    ===============   ===============    ===========     ===========

                                                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                       EQ/Mutual     EQ/Oppenheimer     Main Street       Main Street
                                                      Shares (c)       Global (c)     Opportunity (c)    Small Cap (c)
                                                   ---------------- ---------------- ----------------- ----------------
                                                         2006             2006              2006             2006
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (68,595)    $   (27,691)      $   106,477      $    48,877
 Net realized gain (loss) on investments .........         35,029          33,909            10,462           11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,369,256       1,332,000           948,198        1,029,959
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,335,690       1,338,218         1,065,137        1,090,290
                                                     ------------     -----------       -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,257,871       8,196,812         3,568,479        5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............     52,107,423      10,850,420         4,319,318        3,684,057
  Transfers for contract benefits and
   terminations ..................................       (557,065)        (96,165)         (119,647)          (9,538)
  Contract maintenance charges ...................        (42,919)         (5,174)           (4,866)          (1,382)
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     79,765,310      18,945,893         7,763,284        9,480,872
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     20,001,435       7,999,910         9,999,903        9,999,981
                                                     ------------     -----------       -----------      -----------
Increase (Decrease) in Net Assets ................    104,102,435      28,284,021        18,828,324       20,571,143
Net Assets -- Beginning of Period ................             --              --                --               --
                                                     ------------     -----------       -----------      -----------
Net Assets -- End of Period ......................   $104,102,435     $28,284,021       $18,828,324      $20,571,143
                                                     ============     ===========       ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,040           1,864               779              934
 Units Redeemed ..................................           (326)           (108)              (53)             (66)
                                                     ------------     -----------       -----------      -----------
 Net Increase (Decrease) .........................          7,714           1,756               726              868
                                                     ============     ===========       ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/PIMCO                         EQ/Short
                                                            Real Return (a)                 Duration Bond (a)
                                                   --------------------------------- -------------------------------
                                                         2006             2005             2006            2005
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,238,862     $  2,319,613    $  1,275,010     $    96,553
 Net realized gain (loss) on investments .........     (1,120,384)          75,181         795,589          (9,795)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)      (3,155,014)       (674,697)       (107,926)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (2,650,864)        (760,220)      1,395,902         (21,168)
                                                    -------------     ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    125,385,505       83,463,710      23,322,093       8,290,639
  Transfers between funds including
   guaranteed interest account, net ..............     42,455,706       70,716,674      21,868,111      10,613,166
  Transfers for contract benefits and
   terminations ..................................    (11,096,209)      (1,552,939)     (4,930,007)       (401,133)
  Contract maintenance charges ...................     (1,442,063)        (150,100)       (288,168)        (16,868)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    155,302,939      152,477,345      39,972,029      18,485,804
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (30,899)          42,492         (56,326)        106,801
                                                    -------------     ------------    ------------     -----------
Increase (Decrease) in Net Assets ................    152,621,176      151,759,617      41,311,605      18,571,437
Net Assets -- Beginning of Period ................  $ 151,759,617               --      18,571,439              --
                                                    -------------     ------------    ------------     -----------
Net Assets -- End of Period ......................  $ 304,380,793     $151,759,617    $ 59,883,044     $18,571,437
                                                    =============     ============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,045           17,115          10,328           2,571
 Units Redeemed ..................................        (10,221)          (1,831)         (6,318)           (719)
                                                    -------------     ------------    ------------     -----------
 Net Increase (Decrease) .........................         15,824           15,284           4,010           1,852
                                                    =============     ============    ============     ===========



                                                               EQ/Small                          EQ/Small
                                                               Cap Value                      Company Growth
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  38,421,635    $  25,603,394     $   (121,411)   $    700,461
 Net realized gain (loss) on investments .........     97,622,076       70,202,197        3,040,879         298,191
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,872,148)     (68,521,361)        (504,014)      1,652,741
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    126,171,563       27,284,230        2,415,454       2,651,393
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    123,107,526      128,990,080       62,254,258      32,371,234
  Transfers between funds including
   guaranteed interest account, net ..............    (61,523,196)     (40,488,215)      16,709,580      35,556,920
  Transfers for contract benefits and
   terminations ..................................    (63,768,931)     (47,408,480)      (5,531,117)     (1,006,120)
  Contract maintenance charges ...................     (6,710,652)      (5,615,858)        (825,775)       (133,151)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (8,895,253)      35,477,527       72,606,946      66,788,883
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          1,391           36,312          (99,468)         97,623
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    117,277,701       62,798,069       74,922,932      69,537,899
Net Assets -- Beginning of Period ................    875,079,411      812,281,342       72,479,778       2,941,879
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 992,357,112    $ 875,079,411     $147,402,710    $ 72,479,778
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,377           17,613           19,763          11,355
 Units Redeemed ..................................        (15,387)         (13,280)         (11,616)         (2,733)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................            990            4,333            8,147           8,622
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Small
                                                             Company Index                    EQ/TCW Equity
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (460,973)   $    (923,245)   $     (765,677)   $  (357,236)
 Net realized gain (loss) on investments .........     41,597,429       33,941,282           417,258        237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,025,443      (22,917,641)       (2,505,475)     2,723,776
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     61,161,899       10,100,396        (2,853,894)     2,603,595
                                                    -------------    -------------    --------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     73,200,232       52,972,655        19,740,981     27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      4,284,882      (21,776,339)      (10,410,077)    13,140,519
  Transfers for contract benefits and
   terminations ..................................    (24,584,006)     (18,523,939)       (1,846,174)      (708,969)
  Contract maintenance charges ...................     (2,952,262)      (2,361,215)         (356,757)       (79,254)
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     49,948,846       10,311,162         7,127,973     39,969,215
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (78,562)        (428,292)          (98,194)        94,294
                                                    -------------    -------------    --------------    -----------
Increase (Decrease) in Net Assets ................    111,032,183       19,983,266         4,175,885     42,667,104
Net Assets -- Beginning of Period ................    364,434,689      344,451,423        47,119,830      4,452,726
                                                    -------------    -------------    --------------    -----------
Net Assets -- End of Period ......................  $ 475,466,872    $ 364,434,689    $   51,295,715    $47,119,830
                                                    =============    =============    ==============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,308            8,836             2,293          3,195
 Units Redeemed ..................................         (8,553)          (7,623)           (1,758)          (718)
                                                    -------------    -------------    --------------    -----------
 Net Increase (Decrease) .........................          3,755            1,213               535          2,477
                                                    =============    =============    ==============    ===========



                                                     EQ/Templeton           EQ/UBS Growth
                                                      Growth (c)             and Income
                                                   --------------- -------------------------------
                                                         2006            2006            2005
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (63,999)   $   (307,981)    $   (34,944)
 Net realized gain (loss) on investments .........        72,643       1,364,045         341,428
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,409,867       5,780,182       1,666,855
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     2,418,511       6,836,246       1,973,339
                                                     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    23,602,090      22,469,649      21,945,597
  Transfers between funds including
   guaranteed interest account, net ..............    41,626,913       8,159,032       9,945,523
  Transfers for contract benefits and
   terminations ..................................      (485,816)     (2,144,881)       (474,349)
  Contract maintenance charges ...................       (39,508)       (370,507)        (52,302)
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    64,703,679      28,113,293      31,364,469
                                                     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     3,000,770         (85,247)         82,372
                                                     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    70,122,960      34,864,292      33,420,180
Net Assets -- Beginning of Period ................            --      35,728,565       2,308,385
                                                     -----------    ------------     -----------
Net Assets -- End of Period ......................   $70,122,960    $ 70,592,857     $35,728,565
                                                     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         6,609           8,472           7,828
 Units Redeemed ..................................          (389)         (3,257)         (1,809)
                                                     -----------    ------------     -----------
 Net Increase (Decrease) .........................         6,220           5,215           6,019
                                                     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                      EQ/Van Kampen
                                                             Comstock (a)                 Emerging Markets Equity
                                                   -------------------------------- -----------------------------------
                                                         2006             2005             2006              2005
                                                   ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,930,597    $    307,757     $   (8,126,472)   $  (3,203,101)
 Net realized gain (loss) on investments .........      2,814,607          60,165        164,112,415       49,997,347
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,800,049       2,466,481         85,184,589       74,025,267
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     26,545,253       2,834,403        241,170,532      120,819,513
                                                     ------------    ------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    100,478,408      58,774,226        214,535,289      128,159,383
  Transfers between funds including
   guaranteed interest account, net ..............     40,420,322      36,377,047         22,946,486       86,508,372
  Transfers for contract benefits and
   terminations ..................................     (5,978,972)     (1,583,847)       (44,912,333)     (23,045,477)
  Contract maintenance charges ...................     (1,158,207)        (73,129)        (5,509,005)      (2,567,744)
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    133,761,551      93,494,297        187,060,437      189,054,534
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,706)      3,050,037             30,392           35,972
                                                     ------------    ------------     --------------    -------------
Increase (Decrease) in Net Assets ................    160,263,098      99,378,737        428,261,361      309,910,019
Net Assets -- Beginning of Period ................     99,378,737              --        606,400,974      296,490,955
                                                     ------------    ------------     --------------    -------------
Net Assets -- End of Period ......................   $259,641,835    $ 99,378,737     $1,034,662,335    $ 606,400,974
                                                     ============    ============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,196          10,172             34,839           29,968
 Units Redeemed ..................................         (3,911)           (941)           (26,149)         (17,357)
                                                     ------------    ------------     --------------    -------------
 Net Increase (Decrease) .........................         12,285           9,231              8,690           12,611
                                                     ============    ============     ==============    =============



                                                            EQ/Van Kampen                   EQ/Wells Fargo
                                                          Mid Cap Growth (a)             Montgomery Small Cap
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (813,171)    $  (131,680)   $  1,117,024     $   613,828
 Net realized gain (loss) on investments .........      2,340,262         176,749         844,023          96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,666,673       2,533,305       5,237,856         (71,053)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      6,193,764       2,578,374       7,198,903         639,144
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     56,908,087      19,337,327      27,824,898       5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     17,867,191      18,386,725      35,703,287       3,674,540
  Transfers for contract benefits and
   terminations ..................................     (2,978,948)       (394,097)     (1,984,138)       (160,077)
  Contract maintenance charges ...................       (452,037)        (36,114)       (238,458)         (9,829)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     71,344,293      37,293,841      61,305,589       8,532,808
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,168)      3,052,788         (39,365)         39,129
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................     77,485,889      42,925,003      68,465,127       9,211,081
Net Assets -- Beginning of Period ................     42,925,003              --      12,923,425       3,712,344
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $120,410,892     $42,925,003    $ 81,388,552     $12,923,425
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,786           3,588           7,466           1,069
 Units Redeemed ..................................         (3,212)           (424)         (2,833)           (311)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          5,574           3,164           4,633             758
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          U.S. Real Estate --         AXA Target 2015
                                                               Class II                Allocation (c)
                                                   --------------------------------- -----------------
                                                         2006             2005              2006
                                                   ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       (814,974)    $  4,480,194       $   24,860
 Net realized gain (loss) on investments .........     41,442,163       10,109,825               --
 Change in unrealized appreciation
  (depreciation) of investments ..................     80,940,880       15,478,770           53,735
                                                       ----------     ------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................    121,568,069       30,068,789           78,595
                                                      -----------     ------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,970,204      100,186,178               --
  Transfers between funds including
   guaranteed interest account, net ..............     47,584,629       16,494,066               --
  Transfers for contract benefits and
   terminations ..................................    (16,178,653)      (7,450,900)              --
  Contract maintenance charges ...................     (3,096,422)      (1,354,803)              --
                                                      -----------     ------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    164,279,758      107,874,541               --
                                                      -----------     ------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (85,938)          25,706        1,000,000
                                                      -----------     ------------       ----------
Increase (Decrease) in Net Assets ................    285,761,889      137,969,036        1,078,595
Net Assets -- Beginning of Period ................    270,002,310      132,033,274               --
                                                      -----------     ------------       ----------
Net Assets -- End of Period ......................  $ 555,764,199     $270,002,310       $1,078,595
                                                    =============     ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,019           13,674               --
 Units Redeemed ..................................         (7,653)          (6,669)              --
                                                    -------------     ------------       ----------
 Net Increase (Decrease) .........................          8,366            7,005               --
                                                    =============     ============       ==========



                                                    AXA Target 2025   AXA Target 2035   AXA Target 2045   EQ/International
                                                     Allocation (c)    Allocation (c)    Allocation (c)        ETF (c)
                                                   ----------------- ----------------- ----------------- ------------------
                                                          2006              2006              2006              2006
                                                   ----------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $   21,595        $   17,915        $   15,030        $   45,975
 Net realized gain (loss) on investments .........             --                --                --                --
 Change in unrealized appreciation
  (depreciation) of investments ..................         65,297            76,584            86,177           297,484
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  operations .....................................         86,892            94,499           101,207           343,459
                                                       ----------        ----------        ----------        ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             --                --                --                --
  Transfers between funds including
   guaranteed interest account, net ..............             --                --                --                --
  Transfers for contract benefits and
   terminations ..................................             --                --                --                --
  Contract maintenance charges ...................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......      1,000,000         1,000,000         1,000,000         3,000,000
                                                       ----------        ----------        ----------        ----------
Increase (Decrease) in Net Assets ................      1,086,892         1,094,499         1,101,207         3,343,459
Net Assets -- Beginning of Period ................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
Net Assets -- End of Period ......................     $1,086,892        $1,094,499        $1,101,207        $3,343,459
                                                       ==========        ==========        ==========        ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             --                --                --                --
 Units Redeemed ..................................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net Increase (Decrease) .........................             --                --                --                --
                                                       ==========        ==========        ==========        ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2006


1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 76 variable investment options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Mid Cap Growth
   o AXA Premier VIP Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/AllianceBernstein Common Stock(1)
   o EQ/AllianceBernstein Growth and Income(2)
   o EQ/AllianceBernstein Intermediate Government Securities(3)
   o EQ/AllianceBernstein International(4)
   o EQ/AllianceBernstein Large Cap Growth(5)
   o EQ/AllianceBernstein Quality Bond(6)
   o EQ/AllianceBernstein Small Cap Growth(7)
   o EQ/AllianceBernstein Value(8)
   o EQ/Ariel Appreciation II
   o EQ/AXA Rosenberg Value Long/Short Equity
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap o EQ/FI Mid Cap Value
   o EQ/Franklin Income
   o EQ/Franklin Small Cap Value
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/International Growth
   o EQ/Janus Large Cap Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Legg Mason Value Equity
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Shares
   o EQ/Oppenheimer Global
   o EQ/Oppenheimer Main Street Opportunity
   o EQ/Oppenheimer Main Street Small Cap
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Cap Value(9)
   o EQ/Small Company Growth(10)
   o EQ/Small Company Index
   o EQ/TCW Equity
   o EQ/Templeton Growth
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Wells Fargo Montgomery Small Cap
   o U.S. Real Estate -- Class II


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


1. Organization (Concluded)

   (1)  Formerly known as EQ/Alliance Common Stock.
   (2)  Formerly known as EQ/Alliance Growth and Income.
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities.
   (4)  Formerly known as EQ/Alliance International.
   (5)  Formerly known as EQ/Alliance Large Cap Growth.
   (6)  Formerly known as EQ/Alliance Quality Bond.
   (7)  Formerly known as EQ/Alliance Small Cap Growth.
   (8)  Formerly known as EQ/Bernstein Diversified Value.
   (9)  Formerly known as EQ/Lazard Small Cap Value.
   (10) Formerly known as EQ/Bear Stearns Small Company Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


2. Significant Accounting Policies (Concluded)

   option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                              Purchases         Sales
                                                          ---------------- --------------
AXA Aggressive Allocation .............................    $  873,536,597   $ 90,477,935
AXA Conservative Allocation ...........................       297,229,359    191,432,085
AXA Conservative-Plus Allocation ......................       388,410,817    118,181,719
AXA Moderate Allocation ...............................     1,419,836,573    318,541,061
AXA Moderate-Plus Allocation ..........................     3,114,433,399    162,695,085
AXA Premier VIP Aggressive Equity .....................        40,725,162     34,988,519
AXA Premier VIP Core Bond .............................       134,982,555    112,447,565
AXA Premier VIP Health Care ...........................        92,851,140     48,865,094
AXA Premier VIP High Yield ............................       209,597,600    174,024,240
AXA Premier VIP International Equity ..................       280,305,727    115,258,653
AXA Premier VIP Large Cap Core Equity .................        37,216,793     32,003,722
AXA Premier VIP Large Cap Growth ......................        76,095,113     50,968,442
AXA Premier VIP Large Cap Value .......................       170,068,987    100,310,943
AXA Premier VIP Mid Cap Growth ........................       115,687,358     73,947,216
AXA Premier VIP Mid Cap Value .........................       131,273,920     73,215,187
AXA Premier VIP Technology ............................        88,993,127     89,938,841
EQ/AllianceBernstein Common Stock .....................       181,086,957    221,579,529
EQ/AllianceBernstein Growth & Income ..................       161,826,103    114,227,105
EQ/AllianceBernstein Intermediate Government Sec. .....        54,180,851     76,989,836
EQ/AllianceBernstein International ....................       390,546,063    142,710,726
EQ/AllianceBernstein Large Cap Growth .................        79,585,723    101,164,226
EQ/AllianceBernstein Quality Bond .....................        87,457,799     64,783,959
EQ/AllianceBernstein Small Cap Growth .................       137,435,267    100,391,777
EQ/AllianceBernstein Value ............................       413,195,840    193,373,485
EQ/Ariel Appreciation II ..............................        29,925,053      6,611,676
EQ/AXA Rosenberg Value Long/Short Equity ..............       251,276,373    229,734,784
EQ/Boston Advisors Equity Income ......................        92,374,288     42,564,866
EQ/Calvert Socially Responsible .......................        17,476,941     13,157,272
EQ/Capital Guardian Growth ............................       122,031,560     49,469,421
EQ/Capital Guardian International .....................       296,893,129    139,641,607
EQ/Capital Guardian Research ..........................        74,012,659    117,890,286
EQ/Capital Guardian U.S. Equity .......................       189,254,816    131,103,930
EQ/Caywood-Scholl High Yield Bond .....................        84,038,952     14,465,345
EQ/Davis New York Venture .............................        65,090,374      2,749,728
EQ/Equity 500 Index ...................................       239,714,289    286,129,269
EQ/Evergreen International Bond .......................        87,037,497     14,315,192
EQ/Evergreen Omega ....................................        36,303,637     36,353,159

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


3. Purchases and Sales of Investments (Concluded)


                                                   Purchases         Sales
                                                --------------- ---------------
EQ/FI Mid Cap ...............................    $228,160,356    $141,249,272
EQ/FI Mid Cap Value .........................     233,141,122     138,969,809
EQ/Franklin Income ..........................     134,547,297         903,213
EQ/Franklin Small Cap Value .................      19,713,187       1,026,877
EQ/GAMCO Mergers and Acquisitions ...........      73,790,816      14,227,334
EQ/GAMCO Small Company Value ................     140,709,576      44,438,093
EQ/International EFT ........................       3,045,975              --
EQ/International Growth .....................      87,643,162      29,852,608
EQ/Janus Large Cap Growth ...................      35,633,080      48,535,762
EQ/JPMorgan Core Bond .......................     247,015,883     172,436,018
EQ/JPMorgan Value Opportunities .............      81,510,122     111,360,317
EQ/Legg Mason Value Equity ..................     158,296,205      21,103,407
EQ/Long Term Bond ...........................      67,310,043      25,634,288
EQ/Lord Abbett Growth and Income ............     115,275,933      24,234,018
EQ/Lord Abbett Large Cap Core ...............      32,366,709       7,979,486
EQ/Lord Abbett Mid Cap Value ................     123,130,345      27,924,512
EQ/Marsico Focus ............................     402,730,010     135,588,291
EQ/Mercury Basic Value Equity ...............     154,518,883     123,574,750
EQ/Mercury International Value ..............     339,812,416     171,274,367
EQ/MFS Emerging Growth Companies ............      37,618,445      60,551,742
EQ/MFS Investors Trust ......................      17,403,521      57,321,429
EQ/Money Market .............................     883,853,592     754,807,632
EQ/Montag & Caldwell Growth .................      16,251,206       9,870,396
EQ/Mutual Shares ............................     100,366,703         668,555
EQ/Oppenheimer Global .......................      27,769,154         851,042
EQ/Oppenheimer Main Street Opportunity ......      18,151,671         282,006
EQ/Oppenheimer Main Street Small Cap ........      20,030,709         500,979
EQ/PIMCO Real Return ........................     215,326,999      51,816,097
EQ/Short Duration Bond ......................      95,268,850      54,078,135
EQ/Small Cap Value ..........................     257,107,874     164,085,588
EQ/Small Company Growth .....................     130,992,748      58,606,683
EQ/Small Company Index ......................     161,411,919      92,603,734
EQ/TCW Equity ...............................      29,805,041      23,540,939
EQ/Templeton Growth .........................      69,578,143       1,937,693
EQ/UBS Growth and Income ....................      40,498,502      12,778,440
EQ/Van Kampen Comstock ......................     157,644,141      19,989,727
EQ/Van Kampen Emerging Market Equity ........     490,180,976     236,862,659
EQ/Van Kampen Mid Cap Growth ................      94,061,293      23,285,825
EQ/Wells Fargo Montgomery Small Cap .........      88,107,427      25,645,013
Target 2015 Allocation ......................       1,024,860              --
Target 2025 Allocation ......................       1,021,595              --
Target 2035 Allocation ......................       1,017,915              --
Target 2045 Allocation ......................       1,015,030              --
U.S. Real Estate Class II ...................     245,676,817      57,640,551


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 November 17, 2006          Removed Portfolio         Surviving Portfolio
--------------------------------------------------------------------------------
                            Laudus Rosenberg VIT      EQ/AXA Rosenberg
                           Value Long/Short Equity   Value Long/Short Equity
--------------------------------------------------------------------------------
Shares -- Class B                13,400,696                   13,400,696
Value -- Class B               $143,923,474                 $143,923,474
Net Assets before merger       $143,923,474                           --
Net Assets after merger                  --                 $143,923,474



                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:


                                                                Asset-based                    Current     Maximum
                                              Mortality and   Administration   Distribution   Aggregate   Aggregate
                                              Expense Risks       Charge          Charge        Charge     Charge
                                              -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ........................      0.50%           --               --           0.50%       0.50%
Accumulator Express ........................      0.70%           0.25%            --           0.95%       0.95%
Accumulator and Rollover IRA issued
  before May 1, 1997 .......................      0.90%           0.30%            --           1.20%       1.20%
Accumulator issued after April 1, 2002 .....      0.75%           0.25%            0.20%        1.20%       1.20%
Accumulator issued after
  September 15, 2003 .......................      0.75%           0.30%            0.20%        1.25%       1.25%
Retirement Income for Life .................      0.75%           0.30%            0.20%        1.25%       1.25%
Accumulator 06 .............................      0.80%           0.30%            0.20%        1.30%       1.30%
Retirement Income for Life .................      0.80%           0.30%            0.20%        1.30%       1.30%
Accumulator issued after May 1, 1997 .......      1.10%           0.25%            --           1.35%       1.35%
Accumulator Plus ...........................      0.90%           0.25%            0.25%        1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .......................      0.90%           0.35%            0.25%        1.50%       1.50%
Accumulator issued after March 1, 2000 .....      1.10%           0.25%            0.20%        1.55%       1.55%
Accumulator Plus 06 ........................      0.95%           0.35%            0.25%        1.55%       1.55%
Accumulator Elite, Plus, Select ............      1.10%           0.25%            0.25%        1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Elite 06 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Select 06 ......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II .......................      1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ......................      1.10%           0.35%            0.45%        1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                            When charge
             Charges                        is deducted             Amount deducted         How deducted
------------------------------------  -----------------------    --------------------  ---------------------
Charges for state premium and other   At time of transaction     Varies by state       Applied to an annuity
applicable taxes                                                                       payout option

Charge for Trust expenses             Daily                      Varies by portfolio   Unit value


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Continued)


                                             When charge
             Charges                         is deducted                          Amount deducted                   How deducted
-----------------------------------  ---------------------------- --------------------------------------------  --------------------
Annual Administrative charge         Annually on each             Depending on account value, in Years 1 to 2   Unit liquidation
                                     contract date anniversary.   lesser of $30 or 2% of account value,         from account value
                                                                  thereafter $30

Variable Immediate Annuity payout    At time of transaction       $350 annuity administrative fee               Unit liquidation
option administrative fee                                                                                       from account value

Withdrawal charge                    At time of transaction       LOW - During the first seven contract         Unit liquidation
                                                                  years following a contribution, a 7%          from account value
                                                                  charge is deducted in the first contract
                                                                  year from amounts withdrawn that exceed
                                                                  10% of the account value. It declines
                                                                  1% each year to 1% in the seventh
                                                                  contract year.

                                                                  HIGH - During the first eight contract
                                                                  years following a contribution, a charge
                                                                  is deducted from amounts withdrawn that
                                                                  exceed 10% of the account value. The
                                                                  charge is 8% in the first two contract
                                                                  years following a contribution; the charge
                                                                  is 7% in the third and fourth contract years
                                                                  following a contribution; thereafter it
                                                                  declines by 1% each year in the fifth to
                                                                  eighth contract year

BaseBuilder benefit charge           Annually on each              0.30%                                        Unit liquidation
                                     contract date anniversary.                                                 from account value

Protection Plus                      Annually on each              Low - 0.20%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85           Annually on each              Low - 0.20% of the Annual ratchet to         Unit liquidation
                                     contract date anniversary.    age 85 benefit base                          from account value

                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85     Annually on each              0.60% of the greater of 5% roll-up to        Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    age 85 or annual ratchet to age 85           from account value
                                                                   benefit base

  6% rollup to age 85                Annually on each              Low - 0.35% of the 6% roll-up to age 85      Unit liquidation
                                     contract date anniversary.    benefit base                                 from account value

                                                                   High - 0.45% of the 6% roll-up to age
                                                                   85 benefit base

  Greater of 6% rollup to age 85     Annually on each              Low - 0.45% of the 6% roll-up to age         Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    85 benefit base or the Annual ratchet        from account value
                                                                   to age 85 benefit base, as applicable

                                                                   High - 0.60% of the 6% roll-up to age
                                                                   85 benefit base or the Annual ratchet
                                                                   to age 85 benefit base, as applicable

Guaranteed Withdrawal Benefit for    Annually on each              0.30%                                        Unit liquidation
Life Enhanced Death Benefit          contract date anniversary                                                  from account value


Earnings Enhancement Benefit         Annually on each              0.35%                                        Unit liquidation
(additional death benefit)           contract date anniversary                                                  from account value

Guaranteed Minimum Income Benefit    Annually on each              Low - 0.45%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.65%



Guaranteed Principal Benefit         Annually on first 10          Low - 100% Guaranteed Principal Benefit -    Unit liquidation
                                     contract date                    0.50%                                     from account value
                                     anniversaries
                                                                   High - 125% Guaranteed Principal Benefit -
                                                                      0.75%

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Concluded)


                                                 When charge
                 Charges                         is deducted                       Amount deducted                    How deducted
---------------------------------------- ---------------------------   -----------------------------------------  ------------------
Guaranteed Withdrawal Benefit            Annually on each              Low - 5% Withdrawal Option is 0.35%        Unit liquidation
                                         contract date anniversary     High - 7% Withdrawal Option is 0.50%       from account value

Net Loan Interest charge for Rollover    Netted against loan           2.00%                                      Unit liquidation
                                         repayment                                                                from account value


Retirement Income for Life Benefit       Annually on contract date     0.65% of the income base for single life   Unit liquidation
charge                                   anniversary                   or 0.80% of the income base for a joint    from account value
                                                                       life.
Guaranteed Withdrawal Benefit for Life   Annually on each              Low - 0.60% to 0.75% for Single life       Unit liquidation
(GWBL)                                   contract date anniversary     option; 0.75% to 0.90% for Joint life      from account value
                                                                       option.

                                                                       High - 0.75% for Single life;
                                                                       0.90% for Joint life


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 13.49               --                --           --         17.31%
         Highest contract charge 1.90% Class B (f)      $ 12.95               --                --           --         15.46%
         All contract charges                                --          103,270        $1,472,607         3.07%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.50               --                --           --          7.52%
         Highest contract charge 1.90% Class B (f)      $ 11.22               --                --           --          6.01%
         All contract charges                                --           46,362        $  572,360         5.10%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.70               --                --           --          7.00%
         Highest contract charge 1.90% Class B (f)      $ 10.56               --                --           --          6.11%
         All contract charges                                --           19,656        $  227,194         2.60%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68               --                --           --          6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66               --                --           --          6.62%
         All contract charges                                --              625        $    6,664         1.20%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.19               --                --           --          5.84%
         Highest contract charge 1.90% Class B (f)      $ 10.74               --                --           --          4.35%
         All contract charges                                --           27,021        $  304,681         4.30%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.57               --                --           --          1.93%
         Highest contract charge 1.90% Class B (f)      $ 10.29               --                --           --          0.50%
         All contract charges                                --           18,040        $  194,239         4.02%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.37               --                --           --          3.74%
         Highest contract charge 1.90% Class B (f)      $ 10.24               --                --           --          2.46%
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.32               --                --           --          3.76%
         Highest contract charge 1.70% Class B (i)      $ 10.30               --                --           --          3.00%
         All contract charges                                --              483        $    4,989         3.76%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.64               --                --           --          8.22%
         Highest contract charge 1.90% Class B (f)      $ 11.18               --                --           --          6.70%
         All contract charges                                --           62,323        $  744,035         3.65%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.76               --                --           --          2.73%
         Highest contract charge 1.90% Class B (f)      $ 10.48               --                --           --          1.29%
         All contract charges                                --           40,493        $  451,307         4.68%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.47               --                --           --          4.93%
         Highest contract charge 1.90% Class B (f)      $ 10.34               --                --           --          3.63%
         All contract charges                                --           18,199        $  198,701         4.62%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.42               --                --           --          4.83%
         Highest contract charge 1.70% Class B (i)      $ 10.41               --                --           --          4.10%
         All contract charges                                --              821        $    8,552         4.83%           --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 59.58               --                --           --          9.77%
         Highest contract charge 1.90% Class B          $ 44.28               --                --           --          8.23%
         All contract charges                                --          267,779        $4,210,726         3.03%           --
  2005   Lowest contract charge 0.50% Class B (b)       $ 54.27               --                --           --          4.27%
         Highest contract charge 1.90% Class B          $ 40.92               --                --           --          2.81%
         All contract charges                                --          188,833        $2,886,531         2.93%           --
  2004   Lowest contract charge 0.50% Class B (b)       $ 52.05                                                          8.18%
         Highest contract charge 1.90% Class B          $ 39.80               --                --           --          6.66%
         All contract charges                                --           94,832        $1,705,138         3.65%           --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2003   Lowest contract charges 0.50% Class B (b)      $ 48.11             --                  --           --          18.54%
         Highest contract charges 1.90% Class B         $ 37.31             --                  --           --          16.86%
         All contract charges                                --         18,997          $  653,817         3.59%            --
  2002   Lowest contract charges 0.50% Class B (b)      $ 40.59             --                  --           --         (11.86)%
         Highest contract charges 1.90% Class B         $ 31.93             --                  --           --         (14.37)%
         All contract charges                                --          3,929          $  137,208         2.19%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.96             --                  --           --          13.93%
         Highest contract charge 1.90% Class B (f)      $ 12.44             --                  --           --          12.33%
         All contract charges                                --        450,637          $6,186,804         3.16%            --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.37             --                  --           --           6.14%
         Highest contract charge 1.90% Class B (f)      $ 11.07             --                  --           --           4.65%
         All contract charges                                --        231,245          $2,819,241         5.28%            --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.71             --                  --           --           7.46%
         Highest contract charge 1.90% Class B (f)      $ 10.58             --                  --           --           6.13%
         All contract charges                                --         82,739          $  955,400         4.09%            --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68             --                  --           --           6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66             --                  --           --           6.60%
         All contract charges                                --          2,415          $   25,768         2.70%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 71.38             --                  --           --           4.59%
         Highest contract charge 1.90% Class B          $ 53.06             --                  --           --           3.12%
         All contract charges                                --          5,287          $  139,296           --             --
  2005   Lowest contract charge 0.50% Class B           $ 68.25             --                  --           --           7.66%
         Highest contract charge 1.90% Class B          $ 51.46             --                  --           --           6.15%
         All contract charges                                --          3,925          $  127,148           --             --
  2004   Lowest contract charge 0.50% Class B           $ 63.39             --                  --           --          11.54%
         Highest contract charge 1.90% Class B          $ 48.47             --                  --           --           9.97%
         All contract charges                                --          3,203          $  119,925           --             --
  2003   Lowest contract charges 0.50% Class B          $ 56.83             --                  --           --          36.82%
         Highest contract charges 1.90% Class B         $ 44.08             --                  --           --          34.92%
         All contract charges                                --          2,180          $  101,344           --             --
  2002   Lowest contract charges 0.50% Class B          $ 41.54             --                  --           --         (29.22)%
         Highest contract charges 1.90% Class B         $ 32.67             --                  --           --         (30.23)%
         All contract charges                                --          1,711          $   60,793         0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.01             --                  --           --           3.25%
         Highest contract charge 1.90% Class B (a)      $ 11.19             --                  --           --           1.80%
         All contract charges                                --         58,160          $  651,206         4.11%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.63             --                  --           --           1.20%
         Highest contract charge 1.90% Class B (a)      $ 10.99             --                  --           --          (0.18)%
         All contract charges                                --         57,425          $  631,231         3.47%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B (a)      $ 11.01             --                  --           --           1.91%
         All contract charges                                --         55,151          $  609,072         3.24%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 11.11             --                  --           --           3.26%
         Highest contract charge 1.90% Class B (a)      $ 10.80             --                  --           --           1.79%
         All contract charges                                --         47,365          $  516,125         3.67%            --
  2002   Lowest contract charge 0.50% Class B (a)       $ 10.76             --                  --           --           5.39%
         Highest contract charge 1.90% Class B (a)      $ 10.61         19,201          $  204,776         5.63%          4.02%
         All contract charges                                --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.61               --               --            --            4.61%
         Highest contract charge 1.90% Class B (a)      $ 11.75               --               --            --            3.14%
         All contract charges                                --           23,416         $290,818          1.05%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.06               --               --            --            6.43%
         Highest contract charge 1.90% Class B (a)      $ 11.39               --               --            --            4.93%
         All contract charges                                --           20,668         $246,216          2.61%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.33               --               --            --           11.57%
         Highest contract charge 1.90% Class B (a)      $ 10.86               --               --            --           10.00%
         All contract charges                                --           17,556         $196,381          4.12%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.16               --               --            --           27.47%
         Highest contract charge 1.90% Class B (a)      $  9.87               --               --            --           25.73%
         All contract charges                                --           11,382         $113,739          1.54%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.97               --               --            --          (19.41)%
         Highest contract charge 1.90% Class B (a)      $  7.85               --               --            --          (20.63)%
         All contract charges                                --            3,195         $ 25,215            --              --

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 38.57               --               --            --            9.38%
         Highest contract charge 1.90% Class B          $ 29.05               --               --            --            7.85%
         All contract charges                                --           46,730         $935,762          6.95%             --
  2005   Lowest contract charge 0.50% Class B           $ 35.26               --               --            --            2.55%
         Highest contract charge 1.90% Class B          $ 26.94               --               --            --            1.11%
         All contract charges                                --           43,908         $877,332          7.68%             --
  2004   Lowest contract charge 0.50% Class B           $ 34.38               --               --            --            8.13%
         Highest contract charge 1.90% Class B          $ 26.64               --               --            --            6.61%
         All contract charges                                --           37,966         $860,727          6.76%             --
  2003   Lowest contract charges 0.50% Class B          $ 31.80               --               --            --           21.93%
         Highest contract charges 1.90% Class B         $ 24.99               --               --            --           20.21%
         All contract charges                                --           25,622         $673,178          7.02%             --
  2002   Lowest contract charges 0.50% Class B          $ 26.08               --               --            --           (3.41)%
         Highest contract charges 1.90% Class B         $ 20.79               --               --            --           (4.76)%
         All contract charges                                --           10,205         $228,627         10.07%             --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B (a)      $ 16.48               --               --            --           22.94%
         All contract charges                                --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B (a)      $ 13.40               --               --            --           13.25%
         All contract charges                                --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B (a)      $ 11.83               --               --            --           15.67%
         All contract charges                                --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B (a)      $ 10.23               --               --            --           31.83%
         All contract charges                                --           11,346         $117,579          0.85%             --
  2002   Unit Value 0.50% to 1.90%*                          --               --               --            --              --
         Lowest contract charge 0.50% Class B (a)       $  7.87               --               --            --          (18.61)%
         Highest contract charge 1.90% Class B (a)      $  7.76               --               --            --          (19.75)%
         All contract charges                                --            3,212         $ 25,053            --              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.87              --               --            --           13.01%
         Highest contract charge 1.90% Class B (a)      $ 11.99              --               --            --           11.43%
         All contract charges                                --          13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.39              --               --            --            6.20%
         Highest contract charge 1.90% Class B (a)      $ 10.76              --               --            --            4.71%
         All contract charges                                            13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.72              --               --            --            9.13%
         Highest contract charge 1.90% Class B (a)      $ 10.28              --               --            --            7.59%
         All contract charges                                --          12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B (a)       $  9.83              --               --            --           27.46%
         Highest contract charge 1.90% Class B (a)      $  9.55              --               --            --           25.66%
         All contract charges                                --          10,567         $102,131          0.19%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.71              --               --            --          (22.59)%
         Highest contract charge 1.90% Class B (a)      $  7.60              --               --            --          (23.69)%
         All contract charges                                --           3,689         $ 28,181          0.49%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 10.06              --               --            --          (0.39)%
         Highest contract charge 1.90% Class B (a)      $  9.37              --               --            --          (1.79)%
         All contract charges                                --          30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.10              --               --            --            6.95%
         Highest contract charge 1.90% Class B (a)      $  9.54              --               --            --            5.45%
         All contract charges                                --          28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.44              --               --            --            6.13%
         Highest contract charge 1.90% Class B (a)      $  9.05              --               --            --            4.64%
         All contract charges                                --          29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.90              --               --            --           30.12%
         Highest contract charge 1.90% Class B (a)      $  8.65              --               --            --           28.15%
         All contract charges                                --          22,496         $197,050            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.84              --               --            --          (30.13)%
         Highest contract charge 1.90% Class B (a)      $  6.75              --               --            --          (30.98)%
         All contract charges                                --           7,258         $ 49,222            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.99              --               --            --           18.73%
         Highest contract charge 1.90% Class B (a)      $ 13.96              --               --            --           17.06%
         All contract charges                                --          39,025         $577,966          2.82%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.62              --               --            --            6.56%
         Highest contract charge 1.90% Class B (a)      $ 11.93              --               --            --            5.07%
         All contract charges                                --          35,233         $440,121          3.02%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.84              --               --            --           13.85%
         Highest contract charge 1.90% Class B (a)      $ 11.35              --               --            --           12.25%
         All contract charges                                --          29,242         $342,105          6.81%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40              --               --            --           30.32%
         Highest contract charge 1.90% Class B (a)      $ 10.11              --               --            --           28.63%
         All contract charges                                --          20,239         $206,969          2.87%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.98              --               --            --          (18.82)%
         Highest contract charge 1.90% Class B (a)      $  7.86              --               --            --          (20.04)%
         All contract charges                                --           6,974         $ 55,122          1.00%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.41                --               --          --           9.07%
         Highest contract charge 1.90% Class B (a)      $ 10.63                --               --          --           7.54%
         All contract charges                                --            35,038         $410,676        0.51%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.46                --               --          --           7.84%
         Highest contract charge 1.90% Class B (a)      $  9.88                --               --          --           6.33%
         All contract charges                                --            35,078         $374,043        1.58%            --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.70                --               --          --          11.17%
         Highest contract charge 1.90% Class B (a)      $  9.30                --               --          --           9.61%
         All contract charges                                --            35,482         $346,528        1.55%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.72                --               --          --          39.52%
         Highest contract charge 1.90% Class B (a)      $  8.48                --               --          --          37.67%
         All contract charges                                --            28,678         $246,717        1.91%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.25                --               --          --         (36.61)%
         Highest contract charge 1.90% Class B (a)      $  6.16                --               --          --         (37.46)%
         All contract charges                                --             8,322         $ 51,568          --             --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.53                --               --          --          14.16%
         Highest contract charge 1.90% Class B (a)      $ 13.54                --               --          --          12.56%
         All contract charges                                --            30,733         $438,437        1.72%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.73                --               --          --           6.81%
         Highest contract charge 1.90% Class B (a)      $ 12.03                --               --          --           5.31%
         All contract charges                                --            29,548         $370,654        6.98%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.92                --               --          --          14.61%
         Highest contract charge 1.90% Class B (a)      $ 11.42                --               --          --          13.00%
         All contract charges                                --            30,025         $353,096        4.10%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40                --               --          --          39.95%
         Highest contract charge 1.90% Class B (a)      $ 10.11                --               --          --          37.90%
         All contract charges                                --            21,347         $218,393        0.43%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.43                --               --          --         (23.64)%
         Highest contract charge 1.90% Class B (a)      $  7.33                --               --          --         (24.59)%
         All contract charges                                --             6,540         $ 48,169          --             --

AXA Premier VIP Technology (g)
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.06                --               --          --           6.76%
         Highest contract charge 1.90% Class B (a)      $ 10.31                --               --          --           5.26%
         All contract charges                                --            24,173         $271,064          --             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.36                --               --          --          10.71%
         Highest contract charge 1.90% Class B (a)      $  9.79                --               --          --           9.16%
         All contract charges                                --            24,317         $253,676          --             --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.36                --               --          --           4.46%
         Highest contract charge 1.90% Class B (a)      $  8.97                --               --          --           2.99%
         All contract charges                                --            24,512         $228,436        0.93%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.96                --               --          --          56.90%
         Highest contract charge 1.90% Class B (a)      $  8.71                --               --          --          54.71%
         All contract charges                                --             7,597         $ 67,141        4.79%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71                --               --          --         (44.02)%
         Highest contract charge 1.90% Class B (a)      $  5.63                --               --          --         (44.75)%
         All contract charges                                --             2,311         $ 13,072          --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 348.26              --                --           --         10.14%
         Highest contract charge 1.90% Class B          $ 224.77              --                --           --          8.59%
         All contract charges                                 --          44,440        $1,355,393         1.20%           --
  2005   Lowest contract charge 0.50% Class B           $ 316.20              --                --           --          3.78%
         Highest contract charge 1.90% Class B          $ 206.99              --                --           --          2.33%
         All contract charges                                 --          36,983        $1,277,968         0.84%           --
  2004   Lowest contract charge 0.50% Class B           $ 304.68              --                --           --         13.55%
         Highest contract charge 1.90% Class B          $ 202.28              --                --           --         11.95%
         All contract charges                                 --          23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B          $ 268.33              --                --           --         48.81%
         Highest contract charges 1.90% Class B         $ 180.69              --                --           --         46.72%
         All contract charges                                 --           5,325        $  877,988         1.30%           --
  2002   Lowest contract charges 0.50% Class B          $ 180.32              --                --           --        (33.67)%
         Highest contract charges 1.90% Class B         $ 123.15              --                --           --        (34.61)%
         All contract charges                                 --           3,226        $  453,046         0.05%           --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  38.57              --                --           --         17.95%
         Highest contract charge 1.90% Class B (a)      $  31.97              --                --           --         16.30%
         All contract charges                                 --          41,060        $  895,139         1.42%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  32.70              --                --           --          4.98%
         Highest contract charge 1.90% Class B (a)      $  27.49              --                --           --          3.50%
         All contract charges                                 --          37,992        $  759,475         1.07%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  31.15              --                --           --         11.83%
         Highest contract charge 1.90% Class B (a)      $  26.56              --                --           --         10.26%
         All contract charges                                 --          29,768        $  651,421         1.62%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  27.85              --                --           --         29.80%
         Highest contract charges 1.90% Class B (a)     $  24.09              --                --           --         27.93%
         All contract charges                                 --          17,280        $  427,793         1.61%           --
         Lowest contract charges 0.50% Class B (a)      $  21.46              --                --           --        (20.16)%
  2002   Highest contract charges 1.90% Class B (a)     $  18.83              --                --           --        (21.21)%
         All contract charges                                 --           5,280        $  104,247         2.86%           --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  21.69              --                --           --          2.61%
         Highest contract charge 1.90% Class B (a)      $  17.35              --                --           --          1.17%
         All contract charges                                 --          18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  21.14              --                --           --          0.73%
         Highest contract charge 1.90% Class B (a)      $  17.15              --                --           --         (0.68)%
         All contract charges                                 --          20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  20.98              --                --           --          1.43%
         Highest contract charge 1.90% Class B (a)      $  17.27              --                --           --            --
         All contract charges                                 --          20,300        $  340,096         3.02%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  20.69              --                --           --          1.61%
         Highest contract charges 1.90% Class B (a)     $  17.27              --                --           --          0.22%
         All contract charges                                 --          17,987        $  328,020         4.49%           --
  2002   Lowest contract charges 0.50% Class B (a)      $  20.36              --                --           --          8.41%
         Highest contract charges 1.90% Class B (a)     $  17.23              --                --           --          7.22%
         All contract charges                                 --          10,061        $  183,406        10.01%           --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein International (k)(l)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 20.38              --               --            --          22.90%
         Highest contract charge 1.90% Class B (a)       $ 17.25              --               --            --          21.18%
         All contract charges                                 --          50,659         $919,120          1.53%            --
  2005   Lowest contract charge 0.50% Class B            $ 16.58              --               --            --          14.72%
         Highest contract charge 1.90% Class B (a)       $ 14.24              --               --            --          13.11%
         All contract charges                                 --          39,214         $585,935          1.67%            --
  2004   Lowest contract charge 0.50% Class B            $ 14.45              --               --            --          17.58%
         Highest contract charge 1.90% Class B (a)       $ 12.59              --               --            --          15.93%
         All contract charges                                 --          28,144         $371,190          2.10%            --
  2003   Lowest contract charges 0.50% Class B           $ 12.29              --               --            --          34.47%
         Highest contract charges 1.90% Class B (a)      $ 10.86              --               --            --          32.60%
         All contract charges                                 --          20,522         $232,935          2.53%            --
  2002   Lowest contract charges 0.50% Class B           $  9.14              --               --            --          (9.33)%
         Highest contract charges 1.90% Class B (a)      $  8.19              --               --            --         (10.49)%
         All contract charges                                 --           3,406         $ 29,069            --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $  7.47              --               --            --          (1.04)%
         Highest contract charge 1.90% Class B           $  6.70              --               --            --          (2.43)%
         All contract charges                                 --          49,049         $384,363            --             --
  2005   Lowest contract charge 0.50% Class B            $  7.55              --               --            --          14.36%
         Highest contract charge 1.90% Class B           $  6.86              --               --            --          12.75%
         All contract charges                                 --          53,599         $409,334            --             --
  2004   Lowest contract charge 0.50% Class B            $  6.60              --               --            --           7.84%
         Highest contract charge 1.90% Class B           $  6.09              --               --            --           6.32%
         All contract charges                                 --          54,060         $349,068            --             --
  2003   Lowest contract charges 0.50% Class B           $  6.12              --               --            --          22.65%
         Highest contract charges 1.90% Class B          $  5.73              --               --            --          20.89%
         All contract charges                                 --          55,750         $326,649            --             --
  2002   Lowest contract charges 0.50% Class B           $  4.99              --               --            --         (31.55)%
         Highest contract charges 1.90% Class B          $  4.74              --               --            --         (32.48)%
         All contract charges                                 --          48,237         $232,039            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 18.35              --               --            --           3.30%
         Highest contract charge 1.90% Class B           $ 15.21              --               --            --           1.85%
         All contract charges                                 --          27,600         $371,451          4.04%            --
  2005   Lowest contract charge 0.50% Class B            $ 17.77              --               --            --           1.49%
         Highest contract charge 1.90% Class B           $ 14.94              --               --            --           0.07%
         All contract charges                                 --          25,641         $349,668          3.92%            --
  2004   Lowest contract charge 0.50% Class B            $ 17.51              --               --            --           3.23%
         Highest contract charge 1.90% Class B           $ 14.93              --               --            --           1.78%
         All contract charges                                 --          21,465         $310,126          4.04%            --
  2003   Lowest contract charges 0.50% Class B           $ 16.96              --               --            --           3.03%
         Highest contract charges 1.90% Class B          $ 14.67              --               --            --           1.59%
         All contract charges                                 --          16,832         $258,083          3.43%            --
  2002   Lowest contract charges 0.50% Class B           $ 16.46              --               --            --           5.92%
         Highest contract charges 1.90% Class B          $ 14.44              --               --            --           4.49%
         All contract charges                                 --           5,930         $ 89,679          7.92%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (d)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.74               --                --           --            8.46%
         Highest contract charge 1.90% Class B          $ 17.22               --                --           --            6.94%
         All contract charges                                --           29,035        $  479,583           --              --
  2005   Lowest contract charge 0.50% Class B           $ 18.20               --                --           --           10.95%
         Highest contract charge 1.90% Class B          $ 16.10               --                --           --            9.40%
         All contract charges                                --           28,133        $  443,581           --              --
  2004   Lowest contract charge 0.50% Class B           $ 16.41               --                --           --           13.41%
         Highest contract charge 1.90% Class B          $ 14.72               --                --           --           11.82%
         All contract charges                                --           27,198        $  400,895           --              --
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --                --           --           40.21%
         Highest contract charges 1.90% Class B         $ 13.16               --                --           --           38.25%
         All contract charges                                --           24,622        $  333,931           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.32               --                --           --          (30.55)%
         Highest contract charges 1.90% Class B         $  9.52               --                --           --          (31.56)%
         All contract charges                                --           16,457        $  160,910           --              --

EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.39               --                --           --           20.78%
         Highest contract charge 1.90% Class B          $ 17.07               --                --           --           19.09%
         All contract charges                                --          110,933        $1,850,638         1.64%             --
  2005   Lowest contract charge 0.50% Class B           $ 16.05               --                --           --            4.91%
         Highest contract charge 1.90% Class B          $ 14.33               --                --           --            3.44%
         All contract charges                                --          101,618        $1,439,640         1.18%             --
  2004   Lowest contract charge 0.50% Class B           $ 15.30               --                --           --           12.88%
         Highest contract charge 1.90% Class B          $ 13.86               --                --           --           11.29%
         All contract charges                                --           91,811        $1,278,595         1.46%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --                --           --           28.17%
         Highest contract charges 1.90% Class B         $ 12.45               --                --           --           26.28%
         All contract charges                                --           70,973        $  907,823         1.69%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.58               --                --           --          (14.05)%
         Highest contract charges 1.90% Class B         $  9.86               --                --           --          (15.29)%
         All contract charges                                --           36,996        $  373,343         1.59%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.48               --                --           --           10.61%
         Highest contract charge 1.90% Class B (n)      $ 11.29               --                --           --            9.06%
         All contract charges                                --            2,735        $   31,030         1.21%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.38               --                --           --            3.83%
         Highest contract charge 1.90% Class B (n)      $ 10.35               --                --           --            3.49%
         All contract charges                                --              510        $    5,276         1.00%             --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 10.82               --                --           --            0.23%
         Highest contract charge 1.70% Class B (i)      $ 10.91               --                --           --          ( 0.27)%
         All contract charges                                --           13,017        $  142,226         2.84%             --
  2005   Lowest contract charge 1.20% Class B (f)       $ 10.79               --                --           --            6.22%
         Highest contract charge 1.70% Class B (i)      $ 10.94               --                --           --            5.69%
         All contract charges                                --           11,318        $  123,394           --              --
  2004   Lowest contract charge 1.20% Class B (f)       $ 10.16               --                --           --            1.27%
         Highest contract charge 1.70% Class B (i)      $ 10.35               --                --           --            1.87%
         All contract charges                                --            3,869        $   39,780           --              --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.17               --               --            --            1.72%
         Highest contract charge 1.70% Class B (i)      $ 10.16               --               --            --            1.60%
         All contract charges                                --               95         $    966            --              --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  7.26               --               --            --           15.39%
         Highest contract charge 1.90% Class B (h)      $  6.48               --               --            --           13.77%
         All contract charges                                --           30,079         $198,213          2.39%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  6.30               --               --            --            5.62%
         Highest contract charge 1.90% Class B (h)      $  5.69               --               --            --            4.14%
         All contract charges                                --           22,950         $135,055          2.19%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  5.96               --               --            --            9.05%
         Highest contract charge 1.90% Class B (h)      $  5.47               --               --            --            8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --            4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            3.24%
         All contract charges                                --            5,169         $ 54,129            --              --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --            8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --            6.68%
         All contract charges                                --            4,883         $ 47,467            --              --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --            3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --            1.62%
         All contract charges                                --            3,656         $ 31,705            --              --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --           27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --           25.41%
         All contract charges                                --            2,756         $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B          $  6.48               --               --            --          (26.78)%
         Highest contract charges 1.90% Class B         $  6.18               --               --            --          (27.80)%
         All contract charges                                --              731         $  4,578            --              --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --            6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --            5.37%
         All contract charges                                --           30,418         $380,312          0.18%             --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --            4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --            3.12%
         All contract charges                                --           23,591         $283,809          0.21%             --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --            5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --            3.53%
         All contract charges                                --           20,651         $244,375          0.51%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.14               --               --            --           23.38%
         Highest contract charges 1.90% Class B         $ 11.05               --               --            --           21.70%
         All contract charges                                --           22,285         $254,404          0.13%             --
  2002   Lowest contract charges 0.50% Class B          $  9.84               --               --            --          (26.73)%
         Highest contract charges 1.90% Class B         $  9.08               --               --            --          (27.76)%
         All contract charges                                --           20,819         $194,509          0.10%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.51               --               --            --           18.65%
         Highest contract charge 1.90% Class B          $ 13.91               --               --            --           16.99%
         All contract charges                                --           62,676         $973,881          1.38%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.07              --               --            --         16.51%
         Highest contract charge 1.90% Class B          $ 11.89              --               --            --         14.91%
         All contract charges                                --          56,000         $728,289          1.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.22              --               --            --         13.04%
         Highest contract charge 1.90% Class B          $ 10.35              --               --            --         11.45%
         All contract charges                                --          49,365         $543,898          1.64%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --               --            --         31.91%
         Highest contract charges 1.90% Class B         $  9.29              --               --            --         30.11%
         All contract charges                                --          34,025         $323,809          1.54%           --
  2002   Lowest contract charges 0.50% Class B          $  7.52              --               --            --        (15.51)%
         Highest contract charges 1.90% Class B         $  7.14              --               --            --        (16.69)%
         All contract charges                                --          15,843         $114,882          1.42%           --

EQ/Capital Guardian Research (e)
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.96              --               --            --         11.50%
         Highest contract charge 1.90% Class B          $ 12.53              --               --            --          9.93%
         All contract charges                                --          56,224         $739,096          0.56%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.52              --               --            --          5.53%
         Highest contract charge 1.90% Class B          $ 11.40              --               --            --          4.05%
         All contract charges                                --          59,370         $704,554          0.56%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.87              --               --            --         10.35%
         Highest contract charge 1.90% Class B          $ 10.95              --               --            --          8.80%
         All contract charges                                --          61,357         $694,282          0.67%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --               --            --         30.90%
         Highest contract charges 1.90% Class B         $ 10.07              --               --            --         29.10%
         All contract charges                                --          54,622         $562,488          0.48%           --
  2002   Lowest contract charges 0.50% Class B          $  8.22              --               --            --        (25.07)%
         Highest contract charges 1.90% Class B         $  7.80              --               --            --        (26.14)%
         All contract charges                                --          40,818         $324,026          0.43%           --

EQ/Capital Guardian U.S. Equity (c)
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.44              --               --            --          9.41%
         Highest contract charge 1.90% Class B          $ 12.05              --               --            --          7.88%
         All contract charges                                --          77,194         $984,193          1.27%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.28              --               --            --          5.43%
         Highest contract charge 1.90% Class B          $ 11.17              --               --            --          3.96%
         All contract charges                                --          77,247         $905,335          0.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.65              --               --            --          8.78%
         Highest contract charge 1.90% Class B          $ 10.75              --               --            --          7.25%
         All contract charges                                --          73,991         $825,881          0.53%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.71              --               --            --         35.74%
         Highest contract charges 1.90% Class B         $ 10.02              --               --            --         33.78%
         All contract charges                                --          56,813         $583,096          0.39%           --
  2002   Lowest contract charges 0.50% Class B          $  7.89              --               --            --        (24.06)%
         Highest contract charges 1.90% Class B         $  7.49              --               --            --        (25.10)%
         All contract charges                                --          24,868         $189,328          0.42%           --

EQ/Caywood-Scholl High Yield Bond Equity
----------------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.23              --               --            --          7.42%
         Highest contract charge 1.90% Class B (m)      $ 10.97              --               --            --          5.92%
         All contract charges                                --          10,025         $103,369          7.96%           --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.46              --               --            --          4.56%
         Highest contract charge 1.90% Class B (m)      $ 10.36              --               --            --          3.58%
         All contract charges                                --           3,193         $ 33,180         15.00%           --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.88              --                 --           --           8.76%
         Highest contract charge 1.90% Class B (p)      $ 10.83              --                 --           --           8.29%
         All contract charges                                --           5,631         $   61,054         0.75%            --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 33.46              --                 --           --          14.52%
         Highest contract charge 1.90% Class B          $ 27.90              --                 --           --          12.91%
         All contract charges                                --          76,302         $1,640,567         1.54%            --
  2005   Lowest contract charge 0.50% Class B           $ 29.22              --                 --           --           3.88%
         Highest contract charge 1.90% Class B          $ 24.71              --                 --           --           2.42%
         All contract charges                                --          76,052         $1,537,157         1.35%            --
  2004   Lowest contract charge 0.50% Class B           $ 28.13              --                 --           --           9.68%
         Highest contract charge 1.90% Class B          $ 24.12              --                 --           --           8.14%
         All contract charges                                --          67,829         $1,471,224         1.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                 --           --          27.21%
         Highest contract charges 1.90% Class B         $ 22.31              --                 --           --          25.40%
         All contract charges                                --          50,505         $1,166,468         1.51%            --
  2002   Lowest contract charges 0.50% Class B          $ 20.16              --                 --           --         (22.79)%
         Highest contract charges 1.90% Class B         $ 17.79              --                 --           --         (23.88)%
         All contract charges                                --          30,324         $  561,948         1.04%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 10.05              --                 --           --           2.90%
         Highest contract charge 1.90% Class B (n)      $  9.88              --                 --           --           1.46%
         All contract charges                                --           8,137         $   80,817         0.43%            --
  2005   Lowest contract charge 0.50% Class B (n)       $  9.77              --                 --           --         (2.31)%
         Highest contract charge 1.90% Class B (n)      $  9.74              --                 --           --         (2.63)%
         All contract charges                                --             659         $    6,422           --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.55              --                 --           --           5.34%
         Highest contract charge 1.90% Class B          $  8.53              --                 --           --           3.86%
         All contract charges                                --          13,748         $  141,667         2.13%            --
  2005   Lowest contract charge 0.50% Class B           $  9.07              --                 --           --           3.44%
         Highest contract charge 1.90% Class B          $  8.21              --                 --           --           1.99%
         All contract charges                                --          15,270         $  147,725         0.04%            --
  2004   Lowest contract charge 0.50% Class B           $  8.77              --                 --           --           6.51%
         Highest contract charge 1.90% Class B          $  8.05              --                 --           --           5.01%
         All contract charges                                --          15,623         $  142,569         0.35%            --
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                 --           --          37.40%
         Highest contract charges 1.90% Class B         $  7.67              --                 --           --          35.51%
         All contract charges                                --           9,822         $   78,212           --             --
  2002   Lowest contract charges 0.50% Class B          $  5.99              --                 --           --         (24.37)%
         Highest contract charges 1.90% Class B         $  5.66              --                 --           --         (25.43)%
         All contract charges                                --           2,262         $   13,052           --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.58              --                 --           --          10.97%
         Highest contract charge 1.90% Class B          $ 12.41              --                 --           --           9.41%
         All contract charges                                --          72,246         $  989,519         3.28%            --
  2005   Lowest contract charge 0.50% Class B           $ 12.23              --                 --           --           5.84%
         Highest contract charge 1.90% Class B          $ 11.35              --                 --           --           4.35%
         All contract charges                                --          70,729         $  867,602         7.65%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/FI Mid Cap (Continued)
-------------------------
  2004   Lowest contract charge 0.50% Class B           $ 11.56               --               --            --          15.45%
         Highest contract charge 1.90% Class B          $ 10.87               --               --            --          13.82%
         All contract charges                                --           64,623         $740,923          2.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01               --               --            --          42.80%
         Highest contract charges 1.90% Class B         $  9.55               --               --            --          40.88%
         All contract charges                                --           49,567         $483,002            --             --
  2002   Lowest contract charges 0.50% Class B          $  7.01               --               --            --         (18.87)%
         Highest contract charges 1.90% Class B         $  6.78               --               --            --         (20.05)%
         All contract charges                                --           18,844         $129,102          0.01%            --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B          $ 16.63               --               --            --          10.35%
         All contract charges                                --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B           $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B          $ 15.07               --               --            --           9.21%
         All contract charges                                --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B           $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B          $ 13.80               --               --            --          15.61%
         All contract charges                                --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B          $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B         $ 11.94               --               --            --          30.78%
         All contract charges                                --           35,841         $441,408          0.48%            --
  2002   Lowest contract charges 0.50% Class B          $  9.89               --               --            --             --
         Highest contract charges 1.90% Class B         $  9.13               --               --            --         (16.32)%
         All contract charges                                --           18,536         $173,781          0.70%            --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.46               --               --            --           4.56%
         Highest contract charge 1.90% Class B (p)      $ 10.41               --               --            --           4.11%
         All contract charges                                --           12,757         $132,983          2.34%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.85               --               --            --           8.50%
         Highest contract charge 1.90% Class B (p)      $ 10.80               --               --            --           8.03%
         All contract charges                                --            1,481         $ 16,022          0.54%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.79               --               --            --          11.65%
         Highest contract charge 1.90% Class B (m)      $ 11.52               --               --            --          10.08%
         All contract charges                                --            7,462         $ 86,530          6.34%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.56               --               --            --           5.64%
         Highest contract charge 1.90% Class B (m)      $ 10.46               --               --            --           4.65%
         All contract charges                                --            2,307         $ 24,225          5.28%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $ 32.21               --               --            --          18.24%
         Highest contract charge 1.90% Class B (h)      $ 24.81               --               --            --          16.58%
         All contract charges                                --            8,969         $243,842          1.60%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 27.24               --               --            --           3.80%
         Highest contract charge 1.90% Class B (h)      $ 21.28               --               --            --           2.34%
         All contract charges                                --            5,611         $129,461          1.01%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value (Continued)
----------------------------------------
  2004   Lowest contract charge 0.50% Class B (h)       $ 26.24               --                --           --          13.51%
         Highest contract charge 1.90% Class B (h)      $ 20.79               --                --           --          13.22%
         All contract charges                                --              797        $   17,882         0.39%

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 14.46               --                --           --          25.01%
         Highest contract charge 1.90% Class B (m)      $ 14.12               --                --           --          23.26%
         All contract charges                                --            6,096        $   83,819         1.21%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.56               --                --           --          15.64%
         Highest contract charge 1.90% Class B (m)      $ 11.46               --                --           --          14.56%
         All contract charges                                --            1,394        $   16,015         2.07%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  6.72               --                --           --           0.68%
         Highest contract charge 1.90% Class B          $  6.14               --                --           --          (0.73)%
         All contract charges                                --           28,965        $  217,850           --             --
  2005   Lowest contract charge 0.50% Class B           $  6.67               --                --           --           6.75%
         Highest contract charge 1.90% Class B          $  6.19               --                --           --           5.25%
         All contract charges                                --           31,429        $  227,980           --             --
  2004   Lowest contract charge 0.50% Class B           $  6.25               --                --           --          11.59%
         Highest contract charge 1.90% Class B          $  5.88               --                --           --          10.02%
         All contract charges                                --           30,303        $  194,427         0.26%            --
  2003   Lowest contract charges 0.50% Class B          $  5.60               --                --           --          25.28%
         Highest contract charges 1.90% Class B         $  5.34               --                --           --          23.33%
         All contract charges                                --           28,669        $  156,361           --             --
  2002   Lowest contract charges 0.50% Class B          $  4.47               --                --           --         (30.70)%
         Highest contract charges 1.90% Class B         $  4.33               --                --           --         (31.60)%
         All contract charges                                --           19,297        $   84,342           --             --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.48               --                --           --           3.54%
         Highest contract charge 1.90% Class B          $ 13.63               --                --           --           2.09%
         All contract charges                                --           99,116        $1,260,924         4.37%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.95               --                --           --           1.71%
         Highest contract charge 1.90% Class B          $ 13.35               --                --           --           0.28%
         All contract charges                                --           93,448        $1,190,350         3.56%            --
  2004   Lowest contract charge 0.50% Class B           $ 14.70               --                --           --           3.58%
         Highest contract charge 1.90% Class B          $ 13.31               --                --           --           2.12%
         All contract charges                                --           80,724        $1,064,120         4.15%
  2003   Lowest contract charges 0.50% Class B          $ 14.19               --                --           --           2.84%
         Highest contract charges 1.90% Class B         $ 13.04               --                --           --           1.48%
         All contract charges                                --           72,059        $  963,308         3.72%            --
  2002   Lowest contract charges 0.50% Class B          $ 13.80               --                --           --           9.09%
         Highest contract charges 1.90% Class B         $ 12.85               --                --           --           7.44%
         All contract charges                                --           51,512        $  676,993         5.39%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.46               --                --           --          19.78%
         Highest contract charge 1.90% Class B          $ 15.22               --                --           --          18.10%
         All contract charges                                --           31,332        $  492,862         4.27%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.58               --                --           --           3.41%
         Highest contract charge 1.90% Class B          $ 12.89               --                --           --           1.95%
         All contract charges                                --           35,102        $  468,128         1.50%            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.10               --                --           --           10.33%
         Highest contract charge 1.90% Class B          $ 12.64               --                --           --            8.78%
         All contract charges                                --           38,178        $  499,166         1.28%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.78               --                --           --           26.16%
         Highest contract charges 1.90% Class B         $ 11.62               --                --           --           24.41%
         All contract charges                                --           39,281        $  471,766         1.42%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.13               --                --           --          (19.41)%
         Highest contract charges 1.90% Class B         $  9.34               --                --           --          (20.65)%
         All contract charges                                --           36,586        $  351,427         1.36%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.33               --                --           --            6.30%
         Highest contract charge 1.90% Class B (n)      $ 11.14               --                --           --            4.81%
         All contract charges                                --           15,831        $  177,206         0.05%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.66               --                --           --            6.62%
         Highest contract charge 1.90% Class B (n)      $ 10.63               --                --           --            6.26%
         All contract charges                                --            2,464        $   26,219         0.13%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.19               --                --           --            1.31%
         Highest contract charge 1.90% Class B (m)      $  9.95               --                --           --          (0.11)%
         All contract charges                                --            8,360        $   83,248         5.01%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.06               --                --           --            0.56%
         Highest contract charge 1.90% Class B (m)      $  9.96               --                --           --          (0.38)%
         All contract charges                                --            4,300        $   42,957         5.08%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.43               --                --           --           16.63%
         Highest contract charge 1.90% Class B (m)      $ 12.14               --                --           --           14.99%
         All contract charges                                --           11,071        $  135,386         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.66               --                --           --            6.59%
         Highest contract charge 1.90% Class B (m)      $ 10.56               --                --           --            5.59%
         All contract charges                                --            3,072        $   32,532         1.42%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.91               --                --           --           12.13%
         Highest contract charge 1.90% Class B (m)      $ 11.63               --                --           --           10.56%
         All contract charges                                --            4,229        $   49,544         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.62               --                --           --            6.21%
         Highest contract charge 1.90% Class B (m)      $ 10.52               --                --           --            5.22%
         All contract charges                                --            2,022        $   21,339         0.84%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.54               --                --           --           11.87%
         Highest contract charge 1.90% Class B (m)      $ 12.25               --                --           --           10.30%
         All contract charges                                --           17,475        $  215,636         1.22%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.21               --                --           --           12.11%
         Highest contract charge 1.90% Class B (m)      $ 11.11               --                --           --           11.07%
         All contract charges                                --            9,142        $  101,817         1.70%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.20               --                --           --            8.78%
         Highest contract charge 1.90% Class B          $ 15.95               --                --           --            7.25%
         All contract charges                                --          110,995        $1,644,626         0.73%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Marsico Focus (Continued)
----------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.82               --                --           --           10.15%
         Highest contract charge 1.90% Class B          $ 14.88               --                --           --            8.61%
         All contract charges                                --           91,026        $1,281,504           --              --
  2004   Lowest contract charge 0.50% Class B           $ 14.36               --                --           --            9.96%
         Highest contract charge 1.90% Class B          $ 13.70               --                --           --            8.41%
         All contract charges                                --           69,842        $  931,060           --              --
  2003   Lowest contract charges 0.50% Class B          $ 13.06               --                --           --           30.45%
         Highest contract charges 1.90% Class B         $ 12.63               --                --           --           28.62%
         All contract charges                                --           50,777        $  646,010           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.01               --                --           --          (11.96)%
         Highest contract charges 1.90% Class B         $  9.82               --                --           --          (13.25)%
         All contract charges                                --           11,834        $  116,998         0.04%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 26.27               --                --           --           20.31%
         Highest contract charge 1.90% Class B          $ 22.91               --                --           --           18.62%
         All contract charges                                --           44,747        $  846,668         2.90%             --
  2005   Lowest contract charge 0.50% Class B (b)       $ 21.84               --                --           --            2.44%
         Highest contract charge 1.90% Class B          $ 19.32               --                --           --            1.00%
         All contract charges                                --           43,949        $  723,084         1.38%             --
  2004   Lowest contract charge 0.50% Class B (b)       $ 21.32               --                --           --           10.02%
         Highest contract charge 1.90% Class B          $ 19.12               --                --           --            8.47%
         All contract charges                                --           40,543        $  701,451         2.37%
  2003   Lowest contract charges 0.50% Class B (b)      $ 19.38               --                --           --           30.58%
         Highest contract charges 1.90% Class B         $ 17.63               --                --           --           28.69%
         All contract charges                                --           25,890        $  466,739         0.68%             --
  2002   Lowest contract charges 0.50% Class B (b)      $ 14.84               --                --           --          (17.09)%
         Highest contract charges 1.90% Class B         $ 13.70               --                --           --          (18.26)%
         All contract charges                                --           13,004        $  183,216         1.18%             --

EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 24.88               --                --           --           25.06%
         Highest contract charge 1.90% Class B          $ 21.70               --                --           --           23.30%
         All contract charges                                --           51,776        $1,057,795         3.58%             --
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --                --           --           10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --                --           --            8.74%
         All contract charges                                --           44,488        $  754,971         1.84%             --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --                --           --           21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --                --           --           19.33%
         All contract charges                                --           34,210        $  557,170         1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --                --           --           27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --                --           --           25.56%
         All contract charges                                --           29,705        $  415,925         2.52%             --
  2002   Lowest contract charges 0.50% Class B          $ 11.70               --                --           --          (17.02)%
         Highest contract charges 1.90% Class B         $ 10.80               --                --           --          (18.18)%
         All contract charges                                --           23,303        $  258,604         0.64%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 16.39               --                --           --            7.24%
         Highest contract charge 1.90% Class B          $ 14.30               --                --           --            5.74%
         All contract charges                                --           18,659        $  269,728           --              --
  2005   Lowest contract charge 0.50% Class B           $ 15.29               --                --           --            8.48%
         Highest contract charge 1.90% Class B          $ 13.52               --                --           --            6.96%
         All contract charges                                --           19,808        $  272,973           --              --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.09               --               --            --           12.06%
         Highest contract charge 1.90% Class B          $ 12.64               --               --            --           10.48%
         All contract charges                                --           20,997         $272,395            --              --
  2003   Lowest contract charges 0.50% Class B          $ 12.58               --               --            --           28.76%
         Highest contract charges 1.90% Class B         $ 11.44               --               --            --           26.84%
         All contract charges                                --           21,351         $252,025            --              --
  2002   Lowest contract charges 0.50% Class B          $  9.77               --               --            --          (34.70)%
         Highest contract charges 1.90% Class B         $  9.02               --               --            --          (35.57)%
         All contract charges                                --           20,399         $188,909            --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 11.33               --               --            --           12.38%
         Highest contract charge 1.90% Class B          $ 10.12               --               --            --           10.80%
         All contract charges                                --           26,152         $286,441          0.84%             --
  2005   Lowest contract charge 0.50% Class B           $ 10.08               --               --            --            6.66%
         Highest contract charge 1.90% Class B          $  9.13               --               --            --            5.16%
         All contract charges                                --           30,163         $294,159          0.49%             --
  2004   Lowest contract charge 0.50% Class B           $  9.45               --               --            --           10.84%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            9.28%
         All contract charges                                --           32,507         $295,494          0.58%
  2003   Lowest contract charges 0.50% Class B          $  8.53               --               --            --           21.51%
         Highest contract charges 1.90% Class B         $  7.94               --               --            --           19.58%
         All contract charges                                --           32,811         $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B          $  7.02               --               --            --          (21.48)%
         Highest contract charges 1.90% Class B         $  6.64               --               --            --          (22.43)%
         All contract charges                                --           25,059         $169,062          0.55%             --

EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%
  2006   Lowest contract charge 0.00% Class B           $ 41.55               --               --            --            4.48%
         Highest contract charge 1.90% Class B          $ 25.51               --               --            --            2.51%
         All contract charges                                --           33,332         $612,694          4.41%             --
  2005   Lowest contract charge 0.00% Class B           $ 39.77               --               --            --            2.62%
         Highest contract charge 1.90% Class B          $ 24.88               --               --            --            0.68%
         All contract charges                                --           24,414         $483,274          2.57%             --
  2004   Lowest contract charge 0.00% Class B           $ 38.75               --               --            --            0.78%
         Highest contract charge 1.90% Class B          $ 24.71               --               --            --          (1.14)%
         All contract charges                                --           22,453         $474,277          0.74%             --
  2003   Lowest contract charges 0.00% Class B          $ 38.46               --               --            --            0.56%
         Highest contract charges 1.90% Class B         $ 25.00               --               --            --          (1.35)%
         All contract charges                                --           22,249         $587,929          0.56%             --
  2002   Lowest contract charges 0.00% Class B          $ 38.24               --               --            --            1.24%
         Highest contract charges 1.90% Class B         $ 25.34               --               --            --           (0.67)%
         All contract charges                                --           26,987         $751,628          3.15%             --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  5.26               --               --            --            7.41%
         Highest contract charge 1.90% Class B (h)      $  4.69               --               --            --            5.90%
         All contract charges                                --            6,440         $ 30,006          0.21%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  4.90               --               --            --            4.88%
         Highest contract charge 1.90% Class B (h)      $  4.43               --               --            --            3.41%
         All contract charges                                --            4,693         $ 21,467          0.44%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  4.67               --               --            --            7.93%
         Highest contract charge 1.90% Class B (h)      $  4.28               --               --            --            7.65%
         All contract charges                                --              451         $  1,993          0.48%             --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.74               --               --            --           7.38%
         Highest contract charge 1.90% Class B (p)      $ 10.69               --               --            --           6.92%
         All contract charges                                --            7,714         $ 82,586          0.39%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.12               --               --            --          11.23%
         Highest contract charge 1.90% Class B (p)      $ 11.07               --               --            --          10.75%
         All contract charges                                --            1,756         $ 19,483          0.07%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.96               --               --            --           9.61%
         Highest contract charge 1.90% Class B (p)      $ 10.91               --               --            --           9.13%
         All contract charges                                --              726         $  7,942          2.04%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.13               --               --            --          11.28%
         Highest contract charge 1.90% Class B (p)      $ 11.08               --               --            --          10.79%
         All contract charges                                --              868         $  9,639          1.06%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $  9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B (m)      $  9.75               --               --            --         (1.51)%
         All contract charges                                --           31,108         $304,380          4.98%            --
  2005   Lowest contract charge 0.50% Class B (m)       $  9.99               --               --            --         (0.09)%
         Highest contract charge 1.90% Class B (m)      $  9.90               --               --            --         (1.02)%
         All contract charges                                --           15,284         $151,723          5.31%            --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.38               --               --            --           3.44%
         Highest contract charge 1.90% Class B (m)      $ 10.14               --               --            --           1.99%
         All contract charges                                --            5,862         $ 59,826          4.22%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.04               --               --            --           0.36%
         Highest contract charge 1.90% Class B (m)      $  9.94               --               --            --          (0.58)%
         All contract charges                                --            1,852         $ 18,465          2.64%            --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 21.25               --               --            --          15.53%
         Highest contract charge 1.90% Class B          $ 18.70               --               --            --          13.91%
         All contract charges                                --           57,348         $992,117          5.49%            --
  2005   Lowest contract charge 0.50% Class B           $ 18.39               --               --            --           4.16%
         Highest contract charge 1.90% Class B          $ 16.42               --               --            --           2.70%
         All contract charges                                --           56,358         $874,837          4.46%            --
  2004   Lowest contract charge 0.50% Class B           $ 17.65               --               --            --          16.52%
         Highest contract charge 1.90% Class B          $ 15.99               --               --            --          14.88%
         All contract charges                                --           52,025         $811,982          6.15%            --
  2003   Lowest contract charges 0.50% Class B          $ 15.15               --               --            --          36.75%
         Highest contract charges 1.90% Class B         $ 13.92               --               --            --          34.75%
         All contract charges                                --           38,520         $549,902          1.09%            --
  2002   Lowest contract charges 0.50% Class B          $ 11.08               --               --            --         (14.31)%
         Highest contract charges 1.90% Class B         $ 10.33               --               --            --         (15.47)%
         All contract charges                                --           22,123         $233,903          0.79%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  9.42                --               --            --            9.66%
         Highest contract charge 1.90% Class B (h)     $  8.40                --               --            --            8.12%
         All contract charges                               --            17,157         $147,393          1.40%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  8.59                --               --            --            6.95%
         Highest contract charge 1.90% Class B (h)     $  7.77                --               --            --            5.45%
         All contract charges                               --             9,010         $ 72,375          3.58%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  8.04                --               --            --           14.09%
         Highest contract charge 1.90% Class B (h)     $  7.37                --               --            --           13.79%
         All contract charges                               --               388         $  2,939            --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B          $ 18.52                --               --            --           17.12%
         Highest contract charge 1.90% Class B         $ 16.30                --               --            --           15.48%
         All contract charges                               --            29,757         $475,296          1.32%             --
  2005   Lowest contract charge 0.50% Class B          $ 15.81                --               --            --            3.74%
         Highest contract charge 1.90% Class B         $ 14.12                --               --            --            2.28%
         All contract charges                               --            26,002         $364,087          1.15%             --
  2004   Lowest contract charge 0.50% Class B          $ 15.24                --               --            --           17.08%
         Highest contract charge 1.90% Class B         $ 13.80                --               --            --           15.44%
         All contract charges                               --            24,789         $343,808          2.47%             --
  2003   Lowest contract charges 0.50% Class B         $ 13.02                --               --            --           45.15%
         Highest contract charges 1.90% Class B        $ 11.95                --               --            --           43.11%
         All contract charges                               --            19,516         $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B         $  8.97                --               --            --          (21.32)%
         Highest contract charges 1.90% Class B        $  8.35                --               --            --          (22.47)%
         All contract charges                               --             8,384         $ 71,737          0.61%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $ 19.34                --               --            --          (4.49)%
         Highest contract charge 1.90% Class B (h)     $ 14.89                --               --            --          (5.83)%
         All contract charges                               --             3,277         $ 51,291            --              --
  2005   Lowest contract charge 0.50% Class B (h)      $ 20.25                --               --            --            3.47%
         Highest contract charge 1.90% Class B (h)     $ 15.82                --               --            --            2.02%
         Unit Value 0.50% to 1.90%*                         --             2,742         $ 47,015            --              --
  2004   Lowest contract charge 0.50% Class B (h)      $ 19.57                --               --            --           12.32%
         Highest contract charge 1.90% Class B (h)     $ 15.50                --               --            --           12.03%
         All contract charges                               --               265         $  4,449            --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)      $ 10.79                --               --            --            7.86%
         Highest contract charge 1.90% Class B (p)     $ 10.74                --               --            --            7.39%
         All contract charges                               --             6,220         $ 66,882          0.46%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  6.70                --               --            --           13.58%
         Highest contract charge 1.90% Class B (h)     $  5.97                --               --            --           11.99%
         All contract charges                               --            11,683         $ 70,569          0.90%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  5.90                --               --            --            8.46%
         Highest contract charge 1.90% Class B (h)     $  5.33                --               --            --            6.94%
         All contract charges                               --             6,468         $ 35,639          1.24%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  5.44                --               --            --           11.67%
         Highest contract charge 1.90% Class B (h)     $  4.99                --               --            --           11.38%
         All contract charges                               --               449         $  2,306          3.51%

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.10               --                --           --          15.33%
         Highest contract charge 1.90% Class B (m)      $ 11.81               --                --           --          13.71%
         All contract charges                                --           21,516        $  255,976         3.07%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.49               --                --           --           4.88%
         Highest contract charge 1.90% Class B (m)      $ 10.39               --                --           --           3.90%
         All contract charges                                --            9,231        $   96,174         2.07%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 20.43               --                --           --          36.37%
         Highest contract charge 1.90% Class B          $ 17.89               --                --           --          34.46%
         All contract charges                                --           47,631        $1,034,450         0.45%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.98               --                --           --          32.12%
         Highest contract charge 1.90% Class B          $ 13.30               --                --           --          30.27%
         All contract charges                                --           38,941        $  606,208         0.63%            --
  2004   Lowest contract charge 0.50% Class B           $ 11.34               --                --           --          23.06%
         Highest contract charge 1.90% Class B          $ 10.21               --                --           --          21.33%
         All contract charges                                --           26,330        $  296,336         0.74%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21               --                --           --          55.05%
         Highest contract charges 1.90% Class B         $  8.42               --                --           --          53.09%
         All contract charges                                --           18,796        $  164,082         1.03%            --
  2002   Lowest contract charges 0.50% Class B          $  5.94               --                --           --          (6.31)%
         Highest contract charges 1.90% Class B         $  5.50               --                --           --          (7.72)%
         All contract charges                                --           10,375        $   58,530           --             --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 13.53               --                --           --           8.71%
         Highest contract charge 1.90% Class B (m)      $ 13.21               --                --           --           7.19%
         All contract charges                                --            8,738        $  116,309         0.47%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 12.44               --                --           --          24.44%
         Highest contract charge 1.90% Class B (m)      $ 12.33               --                --           --          23.28%
                                                             --            3,164        $   39,124           --             --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (h)       $ 14.49               --                --           --          21.03%
         Highest contract charge 1.90% Class B (h)      $ 14.15               --                --           --          19.33%
         All contract charges                                --            5,415        $   76,961         3.86%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 11.97               --                --           --           5.25%
         Highest contract charge 1.90% Class B (h)      $ 11.86               --                --           --           4.37%
         All contract charges                                --              782        $    9,257         9.34%            --
  2004   Lowest contract charge 0.50% Class B (h)       $ 11.37               --                --           --          14.31%
         Highest contract charge 1.90% Class B (h)      $ 11.36               --                --           --          14.22%
         All contract charges                                --               24        $      282           --

U.S. Real Estate -- Class II
----------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 19.98               --                --           --          36.02%
         Highest contract charge 1.70% Class B (i)      $ 22.83               --                --           --          35.34%
         All contract charges                                --           24,793        $  555,701         1.23%            --
  2005   Lowest contract charge 1.20% Class B (f)       $ 14.69               --                --           --          15.35%
         Highest contract charge 1.70% Class B (i)      $ 16.87               --                --           --          14.77%
         All contract charges                                --           16,427        $  269,893         1.36%            --
  2004   Lowest contract charge 1.20% Class B (f)       $ 12.73               --                --           --          12.47%
         Highest contract charge 1.70% Class B (i)      $ 14.70               --                --           --          33.76%
         All contract charges                                --            9,422        $  131,961         0.80%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2006


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                     Units Outstanding  Net Assets     Investment       Total
U.S. Real Estate -- Class II (Concluded)               Units value        (000's)         (000's)    Income ratio**   Return***
----------------------------------------              ------------- ------------------------------- ---------------- ----------
2003     Lowest contract charges 1.25% Class B (i)       $ 11.00             --               --           --           10.00%
         Highest contract charges 1.70% Class B (i)      $ 10.99             --               --           --            9.90%
         All contract charges                                 --            188           $2,058           --             --


----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on April 1, 2002.
(c) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(e) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(f) Units were made available for sale on February 13, 2004.
(g) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(h) Units were made available for sale on October 25, 2004.
(i) Units were made available on September 22, 2003.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(m) Units were made available for sale on May 9, 2005.
(n) Units were made available for sale on October 17, 2005.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on September 18, 2006.
(q) A substitution of Laudus Rosenberg VIT Long/Short Equity for EQ/AXA Rosenberg Long/Short Equity occurred on November 17, 2006 (see Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-92

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements

             1.  Separate Account Nos. 45 and 49:

                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP;
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 2006;
                 - Statements of Operations for the Year Ended
                   December 31, 2006;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 2006 and 2005; and
                 - Notes to Financial Statements.

             2.  AXA Equitable Life Insurance Company:

                 - Report of Independent Registered Public Accounting Firm -
                   PricewaterhouseCoopers LLP;
                 - Consolidated Balance Sheets as of December 31, 2006 and
                   2005;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 2006, 2005 and 2004;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 2006, 2005 and 2004;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 2006, 2005 and 2004; and
                 - Notes to Consolidated Financial Statements.

             3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm -
                  KPMG LLP

                - Consolidated Statement of Financial Condition as of
                  December 31, 2005;

                - Consolidated Statements of Income for the Years Ended
                  December 31, 2005 and 2004

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Years Ended December 31, 2005 and 2004;

                - Consolidated Statements of Cash Flows for the Years Ended
                  December 31, 2005 and 2004;

                - Notes to Consolidated Financial Statements.

             4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm -
                  KPMG LLP

                - Statement of Financial Condition as of December 31, 2005;

                - Statements of Income for the Years Ended December 31, 2005
                  and 2004;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Years Ended December 31, 2005 and 2004;

                - Statements of Cash Flows for the Years Ended December 31,
                  2005 and 2004;

                - Notes to Financial Statements.


         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit(1) to Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to Registration Statement no. 333-05593, filed May 1, 1998.

              (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                   Exhibit 3(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (j) Form of Wholesale Broker-Dealer Supervisory and Sales
                   Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (k) Third Amendment to General Agent Sales Agreement dated as of
                   January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fifth Amendment, dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (e) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 333-05593 filed December 31, 1997.

              (f) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 333-05593 filed December 31, 1997.

              (g) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (h) Form of data pages for Equitable Accumulator Express, previously filed with this Registration Statement, File No. 333-79379, on May 26, 1999.

              (i) Form of data pages for Equitable Accumulator Express TSA variable annuity product, previously filed with this Registration Statement, File No. 333-79379 on Form N-4 on December 28, 1999.

              (j) Form of Endorsement applicable to TSA certificates, incorporated by reference to Exhibit No. 4.(t) to Registration Statement File No. 333-05593 on Form N-4, filed on May 22, 1998.

              (k) Form of Endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA certificates, previously filed with this Registration Statement, File
                   No. 333-05593 on April 25, 2000.

              (l) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (m) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (n) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (o) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (p) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

              (q) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (r) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (s) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (t) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (u) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002 GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (v) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

        5. Form of Enrollment Form/Application for Equitable Accumulator Express, previously filed with this Registration Statement, File No. 333-79379, on May 26, 1999.

        6.    (a)  Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 333-05593 filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 333-05593 filed March 6, 1997.

              (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

              (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

        7. Form of Reinsurance Agreement for Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-79379 on April 25, 2001.

        8.    (a)  Form of Participation Agreement among EQ Advisors Trust,
                   Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-79379 on December 5, 2001.

              (c) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

        9.    (a)  Opinion and Consent of Mary Joan Hoene, Vice President and
                   Counsel of Equitable Life, as to the legality of the securities being offered, dated July 29, 1999.

              (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, as previously filed with this Registration Statement File No. 333-79379, filed
                   April 20, 2006.

              (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered.

     10.   (a)(i)  Consent of PricewaterhouseCoopers LLP.

           (a)(ii) Consent of KPMG LLP.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

              (d)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

              (e)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(d) Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

              (f)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(f) Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

              (g)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(g) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

              (h) Power of Attorney for Alvin H. Fenichel dated October 19, 2005, incorporated herein by reference to Exhibit 10(d) to Registration Statement (File No. 333-127445), filed on November 16, 2005.

              (i) Powers of Attorney, as previously filed with this Registration Statement File No. 333-79379, filed April 20, 2006.

              (j)  Powers of Attorney.

        11.   Not applicable.

        12.   Not applicable.

        13.   Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2006 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

Item 27. Number of Contractowners

          As of February 28, 2007 there were 55 Qualified Contract holders and 161 Non-Qualified Contract holders of the contracts offered by the Registrant under this registration statement.

Item 28.   Indemnification
           ---------------

           (a) Indemnification of Officers and Directors
               -----------------------------------------

           The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726: Insurance Law ss.1216.

           The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

           (c) Undertaking
               -----------
           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2007.


                                SEPARATE ACCOUNT No. 49 OF
                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                         (Registrant)

                                By: AXA Equitable Life Insurance Company
                                         (Depositor)

                                By: /s/ Dodie Kent
                                   --------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel, AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2007.




                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel, AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert               Anthony Hamilton               Joseph H. Moglia
Christopher M. Condron         Mary R. (Nina) Henderson       Lorie A. Slutsky
Henri de Castries              James F. Higgins               Peter J. Tobin
Denis Duverne                  Scott D. Miller                Ezra Suleiman
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 26, 2007

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

  9(c)     Opinion and Consent of Counsel                       EX-99.9c

 10(a)(i)  Consent of PricewaterhouseCoopers LLP                EX-99.10ai

 10(a)(ii) Consent of KPMG LLP                                  EX-99.10aii

 10(j)     Powers of Attorney                                   EX-99.10j





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